UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22781

Goldman Sachs Trust II

(Exact name of registrant as specified in charter)

200 West Street

15th Floor

New York, New York 10282

(Address of principal executive offices) (Zip code)

Copies to:
Caroline Kraus	Stephen H. Bier, Esq.
Goldman Sachs & Co. LLC	Dechert LLP
200 West Street	1095 Avenue of the Americas
New York, New York 10282	New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (212) 902-1000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders is filed herewith.

Goldman Sachs Funds Semi-Annual Report April 30, 2023 Active Equity Multi-Manager Funds Multi-Manager International Equity Multi-Manager U.S. Small Cap Equity Active Equity Multi-Manager Funds

Active Equity Multi-Manager Funds

∎	MULTI-MANAGER INTERNATIONAL EQUITY

∎	MULTI-MANAGER U.S. SMALL CAP EQUITY

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

MARKET REVIEW

Goldman Sachs Active Equity Multi-Manager Funds

The following are highlights both of key factors affecting the global equity and credit markets and of any key changes made to the Goldman Sachs Active Equity Multi-Manager Funds (the “Funds”) during the six months ended April 30, 2023 (the “Reporting Period”). Attribution highlights are provided for those Funds that materially outperformed or underperformed their respective benchmark during the Reporting Period. A fuller review of the markets and these changes will appear in the Funds’ annual shareholder report covering the 12 months ended October 31, 2023.

Market and Economic Review

Global Equity Markets

∎	The broad global equity market, as represented by the MSCI All Country World Index (“MSCI ACWI”) Investable Market Index, returned 12.08% during the Reporting Period.

∎

The gains were driven by a number of factors, including China’s economic reopening after the end of COVID-19 restrictions, better than consensus expected first quarter 2023 corporate earnings, and unusually warm weather in Europe during the latter part of 2022.

∎	The market was also buoyed by strong consumer spending and tight labor markets, which provided tailwinds for global economic expansion.

∎	The U.S. Federal Reserve (“Fed”) slowed the pace of its interest rate hikes during the Reporting Period.

∎	In early November 2022, when the Reporting Period started, the Fed raised the targeted federal funds rate by 75 basis points. (A basis point is 1/100th of a percentage point.)

∎

The Fed’s subsequent rate increases were comparatively smaller, with a 50 basis point hike in December and a 25 basis point rate hike in both February and March 2023. The March rate hike was the ninth since the Fed began the current tightening cycle in early 2022.

∎

Toward the end of the Reporting Period, a banking crisis underscored the effects of the Fed’s rapid interest rate increases. In mid-March 2023, liquidity pressures within U.S. regional banks, driven by deposit flight and the impact of higher interest rates on investment portfolios, led to the biggest U.S. bank failure since 2008.

∎

As the Reporting Period concluded, investors were closely monitoring the U.S. debt ceiling stalemate, (which was ultimately resolved after the end of the Reporting Period), as it was expected to increase market volatility in the near term.

∎	From a style perspective, growth stocks outperformed value stocks during the Reporting Period overall. The quality factor significantly outperformed momentum and minimum volatility factors.

∎	From a regional perspective, both developed markets equities and emerging markets equities produced gains.

∎

Within the developed markets, European and Japanese equities each generated double-digit positive returns, with European equities outpacing Japanese equities. U.S. stocks lagged the broad global equity market.

∎

Emerging markets stocks outperformed developed markets stocks, as measured by the MSCI Emerging Markets Index (net) and the MSCI World Index (net), respectively. China’s equity market rallied significantly after the reversal of the Chinese government’s zero-COVID policy.

Credit Markets

∎	Credit markets broadly advanced during the Reporting Period, as yields fell and credit spreads (or yield differentials versus duration equivalent U.S. Treasury securities) stabilized.

∎	Spreads widened during March 2023 due to stresses in the financial system, including the failures of Signature Bank and Silicon Valley Bank, but they narrowed again by the end of the Reporting Period.

∎	Bank loans generated positive returns during the Reporting Period overall but trailed other credit sectors, including high yield corporate bonds.

∎	The default rate for bank loans and high yield corporate bonds increased modestly during the Reporting Period but remained below long-term averages.

1

MARKET REVIEW

∎

Investment grade corporate bonds, which tend to be of longer duration, benefited from falling yields and outperformed high yield corporate bonds. (Duration is a measure of a security’s sensitivity to changes in interest rates.)

∎	Financials lagged other segments of the investment grade corporate bond market amid investor concerns about the stability of banks and other financial institutions.

∎	Emerging markets debt was among the strongest performing credit sectors of the Reporting Period.

∎	Local currency-denominated bonds outperformed U.S. dollar-denominated bonds, largely due to the appreciation of local currencies versus the U.S. dollar.

∎

Within U.S.-dollar denominated debt, investment grade sovereign bonds benefited from falling yields, while below investment grade sovereign bonds benefited from strong “risk-on” investor sentiment, or increased risk appetite, early in the Reporting Period.

Fund Changes and Highlights

Goldman Sachs Multi-Manager U.S. Small Cap Equity Fund

∎	The Fund significantly outperformed its benchmark, the Russell 2000® Total Return Index (the “Index”), during the Reporting Period.

∎

The Fund uses a multi-manager approach and generally seeks to achieve its investment objective by dynamically allocating its assets among unaffiliated investment managers (“Underlying Managers”) that employ a small-cap equity investment strategy.

∎

The Fund’s relative outperformance was driven by strong stock selection and an underweight position versus the Index in the financials sector. Effective selection in the information technology and health care sectors also added to relative returns.

∎	These positive results were offset slightly by the Fund’s positioning within consumer staples and stock selection within communication services, which detracted.

∎

At the end of the Reporting Period, the Fund was modestly overweight compared to the Index in the information technology, industrials and materials sectors. It was underweight health care, financials, real estate and utilities. The Fund also maintained a slight small- to mid-cap bias at the end of the Reporting Period.

∎	Effective January 24, 2023, Westfield Capital Management Company, L.P. (“Westfield”) became an Underlying Manager for the Fund.

2

FUND BASICS

Multi-Manager International Equity Fund

as of April 30, 2023

PERFORMANCE REVIEW

November 1, 2022–April 30, 2023	Fund Total Return (based on NAV)[1]	MSCI® EAFE® Index (Net, USD, Unhedged)[2]

Class P Shares	24.77%	24.19%

[1]

The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions.

[2]

The MSCI® EAFE® Index is a stock market index that is designed to measure the equity market performance of developed markets in Europe, Australasia and the Far East, excluding the U.S. and Canada. The Index figures do not reflect any deductions for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 4/30/23 ±

Holding	% of Net Assets	Line of Business

Novo Nordisk A/S Class B	2.4%	Pharmaceuticals

AIA Group Ltd.	1.8	Insurance

RELX PLC	1.8	Professional Services

Nestle SA	1.7	Food Products

Compass Group PLC	1.6	Hotels, Restaurants & Leisure

Roche Holding AG	1.6	Pharmaceuticals

Rolls-Royce Holdings PLC	1.6	Aerospace & Defense

Schneider Electric SE	1.6	Electrical Equipment

LVMH Moet Hennessy Louis Vuitton SE	1.5	Textiles, Apparel & Luxury Goods

Pernod Ricard SA	1.5	Beverages

±	The top 10 holdings may not be representative of the Fund’s future investments. The top 10 holdings exclude investments in money market funds.

3

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATION †

As of April 30, 2023

†

The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of the total value of the Fund’s equity investments. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments. Underlying sector allocations of exchange traded funds and other investment companies held by the Fund are not reflected in the graph above.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

4

FUND BASICS

Multi-Manager U.S. Small Cap Equity Fund

as of April 30, 2023

PERFORMANCE REVIEW

November 1, 2022–April 30, 2023	Fund Total Return (based on NAV)[1]	Russell 2000® Total Return Index[2]

Class P Shares	0.26%	-3.45%

[1]

The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions.

[2]

The Russell 2000® Total Return Index is an unmanaged index of common stock prices that measures the performance of the 2000 smallest companies in the Russell 3000® Index. The Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 4/30/23 ±

Holding	% of Net Assets	Line of Business

Casey’s General Stores, Inc.	1.2%	Consumer Staples Distribution & Retail

ChampionX Corp.	1.0	Energy Equipment & Services

SPDR S&P Biotech ETF	1.0	Exchange Traded Funds

Bright Horizons Family Solutions, Inc.	0.9	Diversified Consumer Services

Genpact Ltd.	0.9	Professional Services

Prosperity Bancshares, Inc.	0.9	Banks

Waste Connections, Inc.	0.8	Commerical Services & Supplies

Churchill Downs, Inc.	0.8	Hotels, Restaurants & Leisure

Littelfuse, Inc.	0.8	Electronic Equipment, Instruments & Components

ABM Industries, Inc.	0.8	Commerical Services & Supplies

±	The top 10 holdings may not be representative of the Fund’s future investments. The top 10 holdings exclude investments in money market funds.

5

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATION †

As of April 30, 2023

†

The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of the total value of the Fund’s equity investments. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments. Underlying sector allocations of exchange traded funds and other investment companies held by the Fund are not reflected in the graph above.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

6

GOLDMAN SACHS MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments April 30, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 96.4%

Australia – 0.8%
50,336	CSL Ltd. (Biotechnology)	$10,048,910

Belgium – 0.4%
45,855	Anheuser-Busch InBev SA (Beverages)	2,981,466
36,077	KBC Group NV (Banks)	2,579,087

		5,560,553

Bermuda – 0.5%
77,320	Arch Capital Group Ltd.* (Insurance)	5,804,412
5,376	Credicorp Ltd. (Banks)	728,341

		6,532,753

Brazil – 0.2%
700,638	Banco Bradesco SA ADR (Banks)	1,961,786

Canada – 5.1%
98,658	Alimentation Couche-Tard, Inc. (Consumer Staples Distribution & Retail)	4,923,980
30,875	BRP, Inc. (Leisure Products)	2,306,652
285,961	CAE, Inc.* (Aerospace & Defense)	6,435,362
94,572	Canadian National Railway Co. (Ground Transportation)	11,276,234
191,339	Canadian Pacific Kansas City Ltd. (Ground Transportation)	15,084,610
18,296	Intact Financial Corp. (Insurance)	2,767,526
88,530	National Bank of Canada (Banks)	6,601,606
240,629	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	7,534,031
67,914	The Toronto-Dominion Bank (Banks)	4,113,888
42,136	Thomson Reuters Corp. (Professional Services)	5,540,798

		66,584,687

China – 1.6%
28,167	Alibaba Group Holding Ltd. ADR* (Broadline Retail)	2,385,463
2,584,000	Beijing Capital International Airport Co. Ltd. Class H Class H* (Transportation Infrastructure)	2,013,056
695,748	Li Ning Co. Ltd. (Textiles, Apparel & Luxury Goods)	4,975,723
8,290	Meituan Class B Class B*(a) (Hotels, Restaurants & Leisure)	141,680
153,000	NetEase, Inc. (Entertainment)	2,723,767
127,900	Tencent Holdings Ltd. (Interactive Media & Services)	5,680,821
43,395	Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	2,654,906

		20,575,416

Shares	Description	Value

Common Stocks (continued)

Denmark – 4.3%
71,378	Carlsberg AS Class B Class B (Beverages)	$11,812,825
35,271	DSV A/S (Air Freight & Logistics)	6,638,083
8,832	Genmab A/S* (Biotechnology)	3,629,638
186,030	Novo Nordisk A/S Class B (Pharmaceuticals)	30,946,900
95,761	Vestas Wind Systems AS* (Electrical Equipment)	2,649,763

		55,677,209

Finland – 0.4%
103,761	Sampo Oyj Class A (Insurance)	5,262,234

France – 13.7%
89,460	Air Liquide SA (Chemicals)	16,092,985
46,403	Airbus SE (Aerospace & Defense)	6,498,029
286,134	Alstom SA (Machinery)	7,191,854
213,102	AXA SA (Insurance)	6,955,688
37,147	BNP Paribas SA (Banks)	2,400,195
137,255	Bureau Veritas SA (Professional Services)	3,957,762
42,680	Capgemini SE (IT Services)	7,783,011
180,237	Carrefour SA (Consumer Staples Distribution & Retail)	3,749,039
70,397	Cie de Saint-Gobain (Building Products)	4,075,614
80,540	Cie Generale des Etablissements Michelin SCA (Automobile Components)	2,565,005
151,511	Danone SA (Food Products)	10,027,551
52,510	Dassault Systemes SE (Software)	2,131,677
538,291	Engie SA (Multi-Utilities)	8,614,964
32,788	EssilorLuxottica SA (Health Care Equipment & Supplies)	6,491,369
2,976	Kering SA (Textiles, Apparel & Luxury Goods)	1,905,731
37,203	Legrand SA (Electrical Equipment)	3,521,410
7,471	L’Oreal SA (Personal Products)	3,570,518
20,785	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	19,992,700
82,909	Pernod Ricard SA (Beverages)	19,147,757
57,976	Sanofi (Pharmaceuticals)	6,247,974
116,175	Schneider Electric SE (Electrical Equipment)	20,259,969
30,470	Thales SA (Aerospace & Defense)	4,649,825
47,966	TotalEnergies SE (Oil, Gas & Consumable Fuels)	3,065,023
107,625	Valeo (Automobile Components)	2,101,557
42,343	Vinci SA (Construction & Engineering)	5,237,457

		178,234,664

Germany – 7.5%
19,759	Allianz SE (Insurance)	4,961,622

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued) April 30, 2023 (Unaudited)

Shares	Description	Value

Common Stocks (continued)

Germany (continued)
181,555	Bayer AG (Pharmaceuticals)	$11,981,955
55,470	Beiersdorf AG (Personal Products)	7,745,240
50,391	Continental AG (Automobile Components)	3,535,793
40,157	Deutsche Boerse AG (Capital Markets)	7,658,290
297,208	Deutsche Telekom AG (Diversified Telecommunication Services)	7,166,213
123,230	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	4,487,639
970,650	ING Groep NV (Banks)	12,038,280
60,729	Merck KGaA* (Pharmaceuticals)	10,892,888
10,397	MTU Aero Engines AG (Aerospace & Defense)	2,729,935
121,049	RWE AG* (Independent Power and Renewable Electricity Producers)	5,675,532
140,867	SAP SE (Software)	19,061,578

		97,934,965

Hong Kong – 2.0%
2,202,190	AIA Group Ltd. (Insurance)	23,975,400
1,358,600	ESR Group Ltd.(a) (Real Estate Management & Development)	2,123,688

		26,099,088

India – 1.4%
104,897	HDFC Bank Ltd. (Banks)	2,168,767
183,795	Housing Development Finance Corp. Ltd. (Financial Services)	6,262,235
326,370	ICICI Bank Ltd. ADR (Banks)	7,424,918
56,167	Tata Consultancy Services Ltd. (IT Services)	2,220,656

		18,076,576

Ireland – 4.7%
37,796	Accenture PLC Class A (IT Services)	10,593,841
303,676	Experian PLC (Professional Services)	10,751,611
55,081	ICON PLC* (Life Sciences Tools & Services)	10,613,558
29,376	Linde PLC (Chemicals)	10,852,963
190,722	Ryanair Holdings PLC ADR* (Passenger Airlines)	18,231,116

		61,043,089

Israel – 1.0%
694,062	Bank Leumi Le-Israel BM (Banks)	5,501,609
38,078	Check Point Software Technologies Ltd.* (Software)	4,849,614
20,917	CyberArk Software Ltd.* (Software)	2,606,258

		12,957,481

Shares	Description	Value

Common Stocks (continued)

Italy – 3.5%
1,820,660	Enel SpA (Electric Utilities)	$12,438,958
312,270	Eni SpA (Oil, Gas & Consumable Fuels)	4,717,593
36,131	Ferrari NV (Automobiles)	10,067,843
2,043,589	Intesa Sanpaolo SpA (Banks)	5,373,395
678,142	UniCredit SpA (Banks)	13,437,708

		46,035,497

Japan – 9.3%
64,600	Advantest Corp. (Semiconductors & Semiconductor Equipment)	5,034,399
105,800	BayCurrent Consulting, Inc. (Professional Services)	3,677,606
58,600	Daikin Industries Ltd. (Building Products)	10,643,581
76,000	Denso Corp. (Automobile Components)	4,587,632
259,800	FANUC Corp. (Machinery)	8,773,756
145,700	Hitachi Ltd. (Industrial Conglomerates)	8,059,339
23,100	Hoya Corp. (Health Care Equipment & Supplies)	2,422,150
15,300	Keyence Corp. (Electronic Equipment, Instruments & Components)	6,899,628
104,100	Kobe Bussan Co. Ltd. (Consumer Staples Distribution & Retail)	2,911,511
265,000	Koito Manufacturing Co. Ltd. (Automobile Components)	5,126,016
27,100	Kose Corp. (Personal Products)	3,162,440
122,100	Kubota Corp. (Machinery)	1,850,180
80,000	Kyocera Corp. (Electronic Equipment, Instruments & Components)	4,199,002
20,433	Lasertec Corp. (Semiconductors & Semiconductor Equipment)	2,779,828
133,000	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	7,545,911
270,900	Olympus Corp. (Health Care Equipment & Supplies)	4,742,488
140,000	Renesas Electronics Corp.* (Semiconductors & Semiconductor Equipment)	1,824,543
73,000	Shin-Etsu Chemical Co. Ltd. (Chemicals)	2,083,115
7,700	SMC Corp. (Machinery)	3,840,335
62,300	Sony Group Corp. (Household Durables)	5,636,512
93,900	Sumitomo Mitsui Financial Group, Inc. (Banks)	3,838,033
70,200	Suzuki Motor Corp. (Automobiles)	2,447,765
185,000	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	6,134,440

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER INTERNATIONAL EQUITY FUND

Shares	Description	Value

Common Stocks (continued)

Japan (continued)
128,300	Terumo Corp. (Health Care Equipment & Supplies)	$3,842,044
46,100	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	5,278,703
76,300	Yamaha Corp. (Leisure Products)	3,006,953

		120,347,910

Macau* – 0.1%
240,800	Sands China Ltd. (Hotels, Restaurants & Leisure)	862,405

Mexico – 0.4%
545,700	Arca Continental SAB de CV (Beverages)	5,193,096

Netherlands – 4.3%
6,257	Adyen NV*(a) (Financial Services)	10,054,073
193,534	Akzo Nobel NV (Chemicals)	16,055,243
16,278	ASM International NV (Semiconductors & Semiconductor Equipment)	5,909,719
10,820	ASML Holding NV (Semiconductors & Semiconductor Equipment)	6,890,825
346,328	Koninklijke Philips NV (Health Care Equipment & Supplies)	7,311,679
59,534	QIAGEN NV* (Life Sciences Tools & Services)	2,662,405
42,162	Randstad NV (Professional Services)	2,290,905
223,959	Universal Music Group NV (Entertainment)	4,892,926

		56,067,775

Portugal – 0.6%
860,025	EDP - Energias de Portugal SA (Electric Utilities)	4,738,736
222,892	Galp Energia SGPS SA (Oil, Gas & Consumable Fuels)	2,693,358

		7,432,094

Singapore – 0.9%
353,900	DBS Group Holdings Ltd. (Banks)	8,744,852
121,700	United Overseas Bank Ltd. (Banks)	2,584,659

		11,329,511

South Korea – 1.7%
38,389	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	1,888,896
10,464	Samsung Electronics Co. Ltd. GDR (Technology Hardware, Storage & Peripherals)	12,966,241

Shares	Description	Value

Common Stocks (continued)

South Korea (continued)
112,273	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	$7,554,118

		22,409,255

Spain – 2.1%
36,366	Aena SME SA*(a) (Transportation Infrastructure)	6,124,649
166,959	Amadeus IT Group SA* (Hotels, Restaurants & Leisure)	11,734,713
320,908	Iberdrola SA (Electric Utilities)	4,158,358
142,660	Industria de Diseno Textil SA (Specialty Retail)	4,904,189

		26,921,909

Sweden – 1.5%
296,546	Atlas Copco AB Class A Class A (Machinery)	4,289,278
63,229	Evolution AB(a) (Hotels, Restaurants & Leisure)	8,447,927
266,125	Hexagon AB Class B Class B (Electronic Equipment, Instruments & Components)	3,047,053
145,838	Swedbank AB Class A Class A (Banks)	2,534,144
175,874	Volvo Car AB Class B* (Automobiles)	725,961

		19,044,363

Switzerland – 8.9%
139,631	ABB Ltd. (Electrical Equipment)	5,036,995
57,525	Cie Financiere Richemont SA Class A (Textiles, Apparel & Luxury Goods)	9,508,928
88,235	Idorsia Ltd.* (Biotechnology)	852,742
47,456	Julius Baer Group Ltd. (Capital Markets)	3,400,516
6,644	Lonza Group AG (Life Sciences Tools & Services)	4,143,465
167,317	Nestle SA (Food Products)	21,465,024
143,196	Novartis AG (Pharmaceuticals)	14,648,073
2,627	Partners Group Holding AG (Capital Markets)	2,550,115
65,218	Roche Holding AG (Pharmaceuticals)	20,422,374
38,212	Sika AG (Chemicals)	10,555,030
15,274	Sonova Holding AG (Health Care Equipment & Supplies)	4,843,784
385,530	UBS Group AG (Capital Markets)	7,846,525
19,786	Zurich Insurance Group AG (Insurance)	9,595,264

		114,868,835

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued) April 30, 2023 (Unaudited)

Shares	Description	Value

Common Stocks (continued)

Taiwan – 0.6%
229,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	$3,750,011
43,275	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	3,648,082

		7,398,093

United Kingdom – 15.1%
351,803	Allfunds Group PLC* (Capital Markets)	2,333,871
106,832	AstraZeneca PLC (Pharmaceuticals)	15,721,710
4,086,124	Barclays PLC (Banks)	8,231,134
37,444	Berkeley Group Holdings PLC (Household Durables)	2,095,448
490,802	BP PLC (Oil, Gas & Consumable Fuels)	3,292,788
102,166	British American Tobacco PLC (Tobacco)	3,774,604
137,954	Coca-Cola European Partners PLC (Beverages)	8,822,400
809,607	Compass Group PLC (Hotels, Restaurants & Leisure)	21,358,211
226,790	Diageo PLC (Beverages)	10,345,273
34,935	Ferguson PLC (Trading Companies & Distributors)	4,936,247
258,514	GSK PLC (Pharmaceuticals)	4,661,826
764,248	HSBC Holdings PLC (Banks)	5,508,200
398,471	Informa PLC (Media)	3,622,530
46,322	London Stock Exchange Group PLC (Capital Markets)	4,863,498
878,314	Prudential PLC (Insurance)	13,439,112
176,593	Reckitt Benckiser Group PLC (Household Products)	14,270,440
705,132	RELX PLC (Professional Services)	23,488,465
111,392	Rio Tinto PLC (Metals & Mining)	7,081,452
10,612,649	Rolls-Royce Holdings PLC* (Aerospace & Defense)	20,330,328
1,044,650	Tesco PLC (Consumer Staples Distribution & Retail)	3,693,310
124,554	Unilever PLC (Personal Products)	6,935,432
235,311	WH Smith PLC (Specialty Retail)	4,667,649
215,803	WPP PLC (Media)	2,515,058

		195,988,986

United States – 3.8%
58,350	Aon PLC Class A (Insurance)	18,974,253
37,247	Atlassian Corp. Class A Class A (Software)	5,499,892
16,050	EPAM Systems, Inc.* (IT Services)	4,533,162
3,630	Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	5,414,145

Shares	Description	Value

Common Stocks (continued)

United States (continued)
20,428	ResMed, Inc. (Health Care Equipment & Supplies)	$4,922,331
30,519	STERIS PLC (Health Care Equipment & Supplies)	5,754,357
31,739	Waste Connections, Inc. (Commerical Services & Supplies)	4,416,482

		49,514,622

TOTAL COMMON STOCKS (Cost $977,556,344)		$1,249,963,762

Shares	Dividend Rate	Value

Investment Company(b) – 2.8%

Goldman Sachs Financial Square Government Fund - Institutional Shares
36,387,748	4.766%	$36,387,748
(Cost $36,387,748)

TOTAL INVESTMENTS – 99.2% (Cost $1,013,944,092)		$1,286,351,510

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%		10,920,586

NET ASSETS – 100.0%		$1,297,272,096

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated issuer.

SECTOR ALLOCATION AS OF APRIL 30, 2023

Sector	% of Total Market Value

Industrials	19.0%

Financials	18.1

Health Care	15.5

Consumer Staples	11.2

Information Technology	11.1

Consumer Discretionary	10.7

Materials	4.9

Investment Company	2.8

Utilities	2.8

Communication Services	2.1

Energy	1.6

Real Estate	0.2

100.0%

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER INTERNATIONAL EQUITY FUND

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At April 30, 2023, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

State Street Bank and Trust	GBP	215,126	USD	268,746	05/02/23	$1,627

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

State Street Bank and Trust	EUR	102,077	USD	112,580	05/03/23	$ (80)
	USD	697,418	EUR	633,138	05/02/23	(325)

TOTAL						$(405)

Currency Abbreviations:
EUR	—Euro
GBP	—British Pound
USD	—U.S. Dollar

Investment Abbreviations:
ADR	—American Depositary Receipt
GDR	—Global Depository Receipt
PLC	—Public Limited Company

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments April 30, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 93.6%

Aerospace & Defense – 2.0%
18,423	Curtiss-Wright Corp.	$3,128,778
59,890	Hexcel Corp.	4,316,871
95,065	Leonardo DRS, Inc.*	1,430,728
35,700	Mercury Systems, Inc.*	1,701,819
32,492	Woodward, Inc.	3,119,882

		13,698,078

Air Freight & Logistics – 0.7%
12,500	Forward Air Corp.	1,318,875
44,979	Hub Group, Inc. Class A*	3,391,417

		4,710,292

Automobile Components – 1.2%
30,167	LCI Industries	3,407,664
16,508	Standard Motor Products, Inc.	594,453
22,200	Visteon Corp.*	3,116,658
20,462	XPEL, Inc.*	1,494,954

		8,613,729

Banks – 4.7%
12,549	Ameris Bancorp	420,391
43,225	Bank of Hawaii Corp.	2,093,387
26,425	Berkshire Hills Bancorp, Inc.	562,060
25,548	Dime Community Bancshares, Inc.	526,289
28,000	Eagle Bancorp, Inc.	702,800
37,404	First Merchants Corp.	1,091,449
25,202	Hancock Whitney Corp.	920,377
48,729	Heritage Commerce Corp.	414,196
47,400	Hope Bancorp, Inc.	431,340
43,300	Independent Bank Corp.	2,424,800
21,400	Lakeland Financial Corp.	1,084,338
36,501	OceanFirst Financial Corp.	584,016
25,840	Peapack-Gladstone Financial Corp.	686,310
17,332	Preferred Bank	833,323
98,188	Prosperity Bancshares, Inc.	6,148,532
32,600	Renasant Corp.	916,712
21,054	S&T Bancorp, Inc.	579,617
55,827	SouthState Corp.	3,850,946
36,800	UMB Financial Corp.	2,340,848
23,580	Univest Financial Corp.	474,430
141,401	Valley National Bancorp	1,326,341
27,541	Veritex Holdings, Inc.	473,981
58,921	Wintrust Financial Corp.	4,028,429

		32,914,912

Biotechnology* – 3.1%
30,460	89bio, Inc.	486,751
220,236	Abcam PLC ADR	3,587,644
82,810	Alkermes PLC	2,364,225
13,660	Apellis Pharmaceuticals, Inc.	1,139,654
37,603	Ascendis Pharma A/S ADR	2,630,706
23,101	Blueprint Medicines Corp.	1,179,306
18,840	IVERIC bio, Inc.	619,648
10,706	Karuna Therapeutics, Inc.	2,124,499
40,753	Neurocrine Biosciences, Inc.	4,117,683

Shares	Description	Value

Common Stocks – (continued)

Biotechnology* – (continued)
10,780	Prometheus Biosciences, Inc.	$2,090,781
50,020	Rocket Pharmaceuticals, Inc.	896,358

		21,237,255

Building Products – 1.6%
15,610	AAON, Inc.	1,529,780
31,500	Gibraltar Industries, Inc.*	1,576,260
82,875	Hayward Holdings, Inc.*	997,815
8,401	Masonite International Corp.*	767,935
67,281	The AZEK Co., Inc.,*	1,826,006
30,450	UFP Industries, Inc.	2,390,934
103,981	Zurn Elkay Water Solutions Corp. Class C	2,240,791

		11,329,521

Capital Markets – 1.1%
25,229	Avantax, Inc.*	640,060
297,344	BGC Partners, Inc. Class A	1,346,968
29,225	Cohen & Steers, Inc.	1,755,254
18,264	Evercore, Inc. Class A	2,083,375
32,410	StepStone Group, Inc. Class A	713,992
10,633	StoneX Group, Inc.*	1,042,778

		7,582,427

Chemicals – 3.4%
22,125	AdvanSix, Inc.	833,670
12,442	Ashland, Inc.	1,264,232
31,900	Avient Corp.	1,228,469
42,590	Axalta Coating Systems Ltd.*	1,344,566
3,667	Cabot Corp.	263,144
132,788	Ecovyst, Inc.*	1,507,144
61,014	H.B. Fuller Co.	4,037,296
46,369	Ingevity Corp.	3,326,512
25,600	Innospec, Inc.	2,601,728
52,584	Mativ Holdings, Inc.	1,018,552
35,775	Minerals Technologies, Inc.	2,120,027
23,023	Quaker Chemical Corp.	4,296,782

		23,842,122

Commerical Services & Supplies – 4.2%
124,537	ABM Industries, Inc.	5,302,786
42,247	Casella Waste Systems, Inc. Class A*	3,759,983
97,325	CoreCivic, Inc.*	855,487
27,711	MSA Safety, Inc.	3,595,502
89,062	Rentokil Initial PLC ADR	3,530,418
9,296	Ritchie Bros. Auctioneers, Inc.	531,638
46,097	The Brink’s Co.	2,897,196
9,075	UniFirst Corp.	1,485,396
61,429	Viad Corp.*	1,168,994
41,380	Waste Connections, Inc.	5,758,027

		28,885,427

Communications Equipment* – 1.4%
43,000	Ciena Corp.	1,979,720
13,346	Clearfield, Inc.	582,953

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)

Communications Equipment* – (continued)
184,707	CommScope Holding Co., Inc.	$910,606
68,375	Extreme Networks, Inc.	1,215,707
9,090	F5, Inc.	1,221,332
477,772	Infinera Corp.	3,024,297
60,500	NETGEAR, Inc.	854,865

		9,789,480

Construction & Engineering – 1.2%
7,950	EMCOR Group, Inc.	1,359,450
25,654	Granite Construction, Inc.	978,187
8,500	MYR Group, Inc.*	1,087,915
18,281	Primoris Services Corp.	462,509
11,258	Valmont Industries, Inc.	3,271,125
32,160	WillScot Mobile Mini Holdings Corp.*	1,460,064

		8,619,250

Construction Materials – 0.6%
14,964	Eagle Materials, Inc.	2,217,814
64,000	Summit Materials, Inc. Class A*	1,754,240

		3,972,054

Consumer Finance – 1.1%
13,585	FirstCash Holdings, Inc.	1,399,662
13,452	Nelnet, Inc. Class A	1,295,428
32,726	PRA Group, Inc.*	1,186,972
261,455	SLM Corp.	3,927,054

		7,809,116

Consumer Staples Distribution & Retail – 1.4%
35,596	Casey’s General Stores, Inc.	8,145,077
25,800	Performance Food Group Co.*	1,617,402

		9,762,479

Containers & Packaging – 1.0%
29,130	Ranpak Holdings Corp.*	118,850
41,200	Silgan Holdings, Inc.	2,029,512
50,000	Sonoco Products Co.	3,031,000
74,900	TriMas Corp.	1,903,209

		7,082,571

Diversified Consumer Services – 2.0%
86,596	Bright Horizons Family Solutions, Inc.*	6,591,688
144,326	Laureate Education, Inc.	1,788,199
430,651	Mister Car Wash, Inc.*	3,798,342
42,720	Stride, Inc.*	1,835,251

		14,013,480

Diversified Telecommunication Services – 0.4%
42,405	Cogent Communications Holdings, Inc.	2,927,641

Electric Utilities – 0.6%
23,500	ALLETE, Inc.	1,465,930
14,250	IDACORP, Inc.	1,583,460

Shares	Description	Value

Common Stocks – (continued)

Electric Utilities – (continued)
16,683	MGE Energy, Inc.	$1,278,085

		4,327,475

Electrical Equipment – 0.8%
8,507	Acuity Brands, Inc.	1,338,832
14,419	Atkore, Inc.*	1,821,552
7,720	Encore Wire Corp.	1,206,868
13,750	NEXTracker, Inc. Class A*	432,987
19,680	Sensata Technologies Holding PLC	855,096

		5,655,335

Electronic Equipment, Instruments & Components – 3.3%
28,200	Advanced Energy Industries, Inc.	2,439,300
45,140	Avnet, Inc.	1,862,476
53,031	Belden, Inc.	4,183,615
16,100	Fabrinet*	1,528,695
19,885	Insight Enterprises, Inc.*	2,405,091
22,466	Littelfuse, Inc.	5,442,164
11,379	OSI Systems, Inc.*	1,285,372
8,300	Plexus Corp.*	726,001
11,600	Rogers Corp.*	1,867,020
40,700	ScanSource, Inc.*	1,113,145

		22,852,879

Energy Equipment & Services – 2.4%
77,722	Cactus, Inc. Class A	3,146,187
261,579	ChampionX Corp.	7,083,559
47,192	Expro Group Holdings NV*	938,649
95,411	National Energy Services Reunited Corp.*	291,004
226,381	NexTier Oilfield Solutions, Inc.*	1,829,158
24,166	Noble Corp. PLC*	929,183
80,682	ProPetro Holding Corp.*	559,933
46,522	US Silica Holdings, Inc.*	607,112
16,189	Weatherford International PLC	1,046,295

		16,431,080

Entertainment* – 0.2%
9,721	Take-Two Interactive Software, Inc.	1,208,223

Financial Services – 2.0%
32,752	Essent Group Ltd.	1,390,977
18,982	Federal Agricultural Mortgage Corp. Class C	2,530,111
51,290	Flywire Corp.*	1,496,129
23,160	Shift4 Payments, Inc. Class A*	1,569,553
19,778	Voya Financial, Inc.	1,512,622
17,784	Walker & Dunlop, Inc.	1,197,041
25,568	WEX, Inc.*	4,534,485

		14,230,918

Food Products – 1.3%
50,324	Fresh Del Monte Produce, Inc.	1,444,802
29,456	Hostess Brands, Inc. *	758,787
27,500	Ingredion, Inc.	2,919,675
4,900	Lancaster Colony Corp.	1,024,688

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued) April 30, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Food Products – (continued)
73,589	The Simply Good Foods Co.*	$2,676,432

		8,824,384

Gas Utilities – 0.2%
17,700	ONE Gas, Inc.	1,362,015

Ground Transportation – 1.5%
32,533	Knight-Swift Transportation Holdings, Inc.	1,832,259
98,800	Marten Transport Ltd.	1,994,772
7,660	Saia, Inc.*	2,280,918
88,488	Werner Enterprises, Inc.	3,997,003

		10,104,952

Health Care Equipment & Supplies* – 4.2%
81,825	AngioDynamics, Inc.	680,784
57,336	Establishment Labs Holdings, Inc.	3,995,746
38,374	Haemonetics Corp.	3,212,288
13,625	ICU Medical, Inc.	2,577,032
44,971	Inari Medical, Inc.	2,986,974
27,382	Inmode Ltd.	1,020,253
6,940	Inspire Medical Systems, Inc.	1,857,352
27,800	Integer Holdings Corp.	2,289,330
28,400	Integra LifeSciences Holdings Corp.	1,571,088
23,997	Lantheus Holdings, Inc.	2,050,544
57,742	OrthoPediatrics Corp.	2,912,506
4,785	QuidelOrtho Corp.	430,411
155,950	SI-BONE, Inc.	3,446,495

		29,030,803

Health Care Providers & Services – 4.2%
186,666	Accolade, Inc.*	2,525,591
139,050	agilon health, Inc.*	3,374,744
175,967	Alignment Healthcare, Inc.*	1,106,832
32,058	Amedisys, Inc.*	2,574,257
11,485	AMN Healthcare Services, Inc.*	991,730
3,800	Chemed Corp.	2,094,750
66,215	Encompass Health Corp.	4,247,692
71,530	HealthEquity, Inc.*	3,823,278
270,017	NeoGenomics, Inc.*	3,947,649
59,390	Option Care Health, Inc.*	1,909,389
57,502	PetIQ, Inc. *	677,949
114,604	R1 RCM, Inc.*	1,786,676

		29,060,537

Health Care Technology* – 0.9%
140,703	Definitive Healthcare Corp.	1,505,522
121,434	Phreesia, Inc.	3,842,172
74,160	Veradigm, Inc.	926,258

		6,273,952

Hotel & Resort REITs – 0.2%
98,900	Apple Hospitality REIT, Inc.	1,472,621

Hotels, Restaurants & Leisure – 3.8%
37,910	Bloomin’ Brands, Inc.	939,031

Shares	Description	Value

Common Stocks – (continued)

Hotels, Restaurants & Leisure – (continued)
45,672	Bowlero Corp.*	$668,181
41,465	Choice Hotels International, Inc.	5,287,617
19,532	Churchill Downs, Inc.	5,713,696
21,348	Dave & Buster’s Entertainment, Inc.*	757,000
41,532	First Watch Restaurant Group, Inc.*	667,835
62,580	International Game Technology PLC	1,761,001
107,011	MakeMyTrip Ltd.*	2,508,338
16,930	Planet Fitness, Inc. Class A*	1,407,560
29,815	Texas Roadhouse, Inc.	3,298,135
27,514	Travel + Leisure Co.	1,052,961
10,390	Wingstop, Inc.	2,079,143

		26,140,498

Household Durables – 1.0%
10,175	Helen of Troy Ltd.*	1,020,960
61,515	Tempur Sealy International, Inc.	2,304,967
9,047	TopBuild Corp.*	2,039,918
144,192	Vizio Holding Corp. Class A*	1,235,725

		6,601,570

Household Products* – 0.4%
70,000	Central Garden & Pet Co. Class A	2,473,100

Industrial REITs – 1.0%
24,830	EastGroup Properties, Inc.	4,135,685
33,800	First Industrial Realty Trust, Inc.	1,773,486
23,670	STAG Industrial, Inc.	801,703

		6,710,874

Insurance – 3.8%
31,700	AMERISAFE, Inc.	1,764,105
29,668	Assured Guaranty Ltd.	1,598,215
46,815	Axis Capital Holdings Ltd.	2,646,920
17,945	Employers Holdings, Inc.	710,443
37,500	First American Financial Corp.	2,160,375
4,940	Kinsale Capital Group, Inc.	1,613,947
12,090	Palomar Holdings, Inc.*	607,643
16,600	Primerica, Inc.	3,029,666
35,900	Ryan Specialty Holdings, Inc. *	1,466,874
21,000	Safety Insurance Group, Inc.	1,534,890
22,500	Selective Insurance Group, Inc.	2,167,425
31,000	Stewart Information Services Corp.	1,291,150
24,601	The Hanover Insurance Group, Inc.	2,941,296
2,126	White Mountains Insurance Group Ltd.	3,044,730

		26,577,679

Interactive Media & Services* – 0.6%
368,010	Angi, Inc.	846,423
154,223	Pinterest, Inc. Class A	3,547,129

		4,393,552

IT Services – 0.3%
20,000	Perficient, Inc.*	1,298,400

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)

IT Services – (continued)
27,356	The Hackett Group, Inc.	$507,727

		1,806,127

Leisure Products – 1.3%
13,620	BRP, Inc.	1,018,367
193,467	Clarus Corp.	1,882,434
152,675	Mattel, Inc.*	2,748,150
152,513	Topgolf Callaway Brands Corp.*	3,381,213

		9,030,164

Life Sciences Tools & Services – 2.3%
93,656	Azenta, Inc.*	4,073,099
3,560	Bio-Rad Laboratories, Inc. Class A*	1,604,812
63,142	Bruker Corp.	4,996,427
12,196	Charles River Laboratories International, Inc.*	2,318,704
106,070	Sotera Health Co.*	1,778,794
28,312	Syneos Health, Inc.*	1,111,529

		15,883,365

Machinery – 3.9%
11,400	Alamo Group, Inc.	2,014,722
26,611	Allison Transmission Holdings, Inc.	1,298,351
41,800	Astec Industries, Inc.	1,725,504
23,700	Columbus McKinnon Corp.	822,627
16,000	Crane Co.*	1,153,120
16,800	Crane NXT Co.	795,648
47,000	Hillenbrand, Inc.	2,144,140
6,889	IDEX Corp.	1,421,338
20,150	ITT, Inc.	1,701,466
28,014	John Bean Technologies Corp.	3,045,402
69,000	Kennametal, Inc.	1,791,240
9,040	Lincoln Electric Holdings, Inc.	1,516,912
22,000	Mueller Industries, Inc.	1,580,700
94,896	Mueller Water Products, Inc. Class A	1,271,606
30,518	Terex Corp.	1,360,798
44,395	Wabash National Corp.	1,139,620
13,300	Watts Water Technologies, Inc. Class A	2,151,009

		26,934,203

Media – 1.2%
103,546	Entravision Communications Corp. Class A	647,163
22,251	John Wiley & Sons, Inc. Class A	858,221
17,998	Nexstar Media Group, Inc.	3,121,753
115,029	TEGNA, Inc.	1,966,996
169,700	The E.W. Scripps Co. Class A*	1,430,571

		8,024,704

Metals & Mining – 0.5%
26,000	Kaiser Aluminum Corp.	1,708,720
28,600	Worthington Industries, Inc.	1,698,554

		3,407,274

Shares	Description	Value

Common Stocks – (continued)

Multi-Utilities – 0.3%
36,300	NorthWestern Corp.	$2,127,906

Office REITs – 0.4%
85,300	Corporate Office Properties Trust	1,952,517
38,920	Cousins Properties, Inc.	848,845

		2,801,362

Oil, Gas & Consumable Fuels – 3.2%
81,983	Delek U.S. Holdings, Inc.	1,783,130
47,749	Denbury, Inc.*	4,458,802
44,449	Enerplus Corp.	664,957
253,427	Kosmos Energy Ltd.*	1,621,933
105,600	Magnolia Oil & Gas Corp. Class A	2,230,272
47,730	Northern Oil and Gas, Inc.	1,583,204
34,028	Par Pacific Holdings, Inc.*	797,276
63,230	PDC Energy, Inc.	4,113,112
35,251	Peabody Energy Corp.*	846,729
79,619	Viper Energy Partners LP	2,343,983
86,185	World Fuel Services Corp.	2,037,413

		22,480,811

Personal Products* – 0.2%
72,868	Herbalife Nutrition Ltd.	1,082,818

Pharmaceuticals* – 0.2%
21,233	Arvinas, Inc.	556,517
68,680	Innoviva, Inc.	805,616

		1,362,133

Professional Services – 3.7%
24,006	ASGN, Inc.*	1,718,589
30,500	CBIZ, Inc.*	1,607,045
27,636	FTI Consulting, Inc.*	4,988,298
143,303	Genpact Ltd.	6,384,149
19,350	ICF International, Inc.	2,205,900
27,834	Korn Ferry	1,336,589
41,769	MAXIMUS, Inc.	3,493,977
29,375	Science Applications International Corp.	2,997,131
12,770	WNS Holdings Ltd. ADR*	1,151,471

		25,883,149

Real Estate Management & Development – 0.6%
13,925	Colliers International Group, Inc.	1,483,012
99,400	Cushman & Wakefield PLC*	979,090
94,944	DigitalBridge Group, Inc.	1,180,154
43,492	Kennedy-Wilson Holdings, Inc.	729,796

		4,372,052

Retail REITs – 0.3%
58,018	Spirit Realty Capital, Inc.	2,231,372

Semiconductors & Semiconductor Equipment – 2.6%
75,500	Cohu, Inc.*	2,554,920
36,933	Entegris, Inc.	2,767,020
2,520	Impinj, Inc.*	221,896
50,800	Kulicke & Soffa Industries, Inc.	2,421,128

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued) April 30, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Semiconductors & Semiconductor Equipment – (continued)
16,166	Lattice Semiconductor Corp.*	$1,288,430
14,680	MACOM Technology Solutions Holdings, Inc.*	856,431
25,325	MaxLinear, Inc.*	611,092
11,960	Onto Innovation, Inc.*	968,521
38,913	Power Integrations, Inc.	2,832,088
49,659	SMART Global Holdings, Inc.*	765,742
6,180	Synaptics, Inc.*	547,301
33,841	Ultra Clean Holdings, Inc.*	965,822
7,550	Universal Display Corp.	1,007,623

		17,808,014

Software – 4.9%
65,903	AppLovin Corp. Class A*	1,120,351
59,135	Bentley Systems, Inc. Class B	2,516,786
66,320	Blackline, Inc.*	3,694,687
37,970	Box, Inc. Class A*	1,004,686
69,882	Clear Secure, Inc. Class A	1,690,446
110,929	Dynatrace, Inc.*	4,690,078
44,906	Envestnet, Inc.*	2,846,142
27,276	InterDigital, Inc.	1,847,676
48,437	NCR Corp.*	1,079,661
105,114	PROS Holdings, Inc.*	2,982,084
56,460	Samsara, Inc. Class A*	1,019,103
46,410	Smartsheet, Inc. Class A*	1,896,777
20,530	Tenable Holdings, Inc.*	759,405
68,650	Verint Systems, Inc.*	2,505,038
47,140	Workiva, Inc.*	4,403,819

		34,056,739

Specialized REITs – 0.7%
100,000	Four Corners Property Trust, Inc.	2,551,000
84,100	Rayonier, Inc.	2,637,376

		5,188,376

Specialty Retail – 1.6%
43,093	Caleres, Inc.	982,520
66,043	Foot Locker, Inc.	2,773,146
168,532	Leslie’s, Inc.*	1,828,572
5,450	Murphy USA, Inc.	1,500,004
22,780	National Vision Holdings, Inc.*	479,291
33,250	Signet Jewelers Ltd.	2,446,535
24,458	The Buckle, Inc.	820,077

		10,830,145

Technology Hardware, Storage & Peripherals* – 0.1%
7,975	Super Micro Computer, Inc.	840,804

Textiles, Apparel & Luxury Goods – 0.7%
34,100	Columbia Sportswear Co.	2,848,714
66,194	Steven Madden Ltd.	2,319,438

		5,168,152

Shares	Description	Value

Common Stocks – (continued)

Tobacco – 0.1%
81,932	Vector Group Ltd.	$1,043,814

Trading Companies & Distributors – 1.0%
9,400	Applied Industrial Technologies, Inc.	1,275,204
102,000	Core & Main, Inc. Class A*	2,658,120
19,200	McGrath RentCorp	1,706,496
57,954	NOW, Inc.	618,369
6,285	SiteOne Landscape Supply, Inc.*	928,546

		7,186,735

TOTAL COMMON STOCKS (Cost $625,063,883)		$650,072,500

Exchange Traded Funds – 1.3%

16,000	iShares Russell 2000 Value ETF	$2,136,960
82,762	SPDR S&P Biotech ETF*	6,637,512

TOTAL EXCHANGE TRADED FUNDS (Cost $8,939,691)		$8,774,472

Shares	Dividend Rate	Value

Investment Company(a) – 5.3%

Goldman Sachs Financial Square Government Fund - Institutional Shares
37,243,195	4.766%	$37,243,195
(Cost $37,243,195)

TOTAL INVESTMENTS – 100.2% (Cost $671,246,769)		$696,090,167

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(1,613,483)

NET ASSETS – 100.0%		$694,476,684

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
ETF	—Exchange Traded Fund
LP	—Limited Partnership
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust
SPDR	—Standard and Poor’s Depository Receipt

16	The accompanying notes are an integral part of these financial statements.

ACTIVE EQUITY MULTI-MANAGER FUNDS

Statements of Assets and Liabilities April 30, 2023 (Unaudited)

	Multi-Manager International Equity Fund	Multi-Manager U.S. Small Cap Equity Fund

Assets:

Investments in unaffiliated issuers, at value (cost $977,556,344 and $634,003,574, respectively)	$1,249,963,762	$658,846,972

Investments in affiliated issuers, at value (cost $36,387,748 and $37,243,195, respectively)	36,387,748	37,243,195

Cash	1,928,161	573,410

Foreign currencies, at value (cost $350,233 and $0, respectively)	355,175	—

Unrealized gain on forward foreign currency exchange contracts	1,627	—

Receivables:

Foreign tax reclaims	4,444,214	—

Dividends	3,980,216	300,242

Investments sold	2,772,668	2,137,530

Investments sold on an extended-settlement basis	975,341	—

Fund shares sold	153,000	172,500

Other assets	29,793	28,224

Total assets	1,300,991,705	699,302,073

Liabilities:

Unrealized loss on forward foreign currency exchange contracts	405	—

Payables:

Due to broker	1,180,587	—

Investments purchased on an extended-settlement basis	657,009	—

Fund shares redeemed	513,250	108,000

Management fees	442,973	322,589

Investments purchased	169,947	4,022,236

Transfer agency fees	21,184	11,437

Accrued expenses	734,254	361,127

Total liabilities	3,719,609	4,825,389

Net Assets:

Paid-in capital	1,069,345,961	689,463,962

Total distributable earnings	227,926,135	5,012,722

NET ASSETS	$1,297,272,096	$694,476,684

Shares Outstanding $0.001 par value (unlimited shares authorized):	96,319,411	56,904,416

Net asset value, offering and redemption price per share:	$ 13.47	$ 12.20

The accompanying notes are an integral part of these financial statements.	17

ACTIVE EQUITY MULTI-MANAGER FUNDS

Statements of Operations For the Six Months Ended April 30, 2023 (Unaudited)

	Multi-Manager International Equity Fund	Multi-Manager U.S. Small Cap Equity Fund

Investment Income:

Dividends — unaffiliated issuers (net of tax withholding of $1,652,503 and $5,712, respectively)	$13,672,121	$3,751,954

Dividends — affiliated issuers	662,539	828,049

Total investment income	14,334,660	4,580,003

Expenses:

Management fees	3,750,996	2,610,229

Custody, accounting and administrative services	409,553	258,957

Transfer Agency fees	125,033	69,606

Professional fees	90,117	80,975

Trustee fees	20,105	18,394

Registration fees	19,882	15,022

Printing and mailing costs	7,946	8,521

Other	18,669	13,852

Total expenses	4,442,301	3,075,556

Less — expense reductions	(1,048,937)	(652,537)

Net expenses	3,393,364	2,423,019

NET INVESTMENT INCOME	10,941,296	2,156,984

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers (including commission recapture of $4,051 and $19,105, respectively)	(1,085,380)	10,662,333

Forward foreign currency exchange contracts	(21,987)	—

Foreign currency transactions	(45,729)	15

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	264,979,709	(10,666,217)

Forward foreign currency exchange contracts	1,222	—

Foreign currency translation	551,248	—

Net realized and unrealized gain (loss)	264,379,083	(3,869)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$275,320,379	$2,153,115

18	The accompanying notes are an integral part of these financial statements.

ACTIVE EQUITY MULTI-MANAGER FUNDS

Statements of Changes in Net Assets

	Multi-Manager International Equity Fund		Multi-Manager U.S. Small Cap Equity Fund

	For the Six Months Ended April 30, 2023 (Unaudited)	For the Fiscal Year Ended October 31, 2022	For the Six Months Ended April 30, 2023 (Unaudited)	For the Fiscal Year Ended October 31, 2022

From operations:

Net investment income	$ 10,941,296	$ 18,972,606	$ 2,156,984	$ 2,218,808

Net realized gain (loss)	(1,153,096)	(21,842,599)	10,662,348	(20,693,392)

Net change in unrealized gain (loss)	265,532,179	(330,003,401)	(10,666,217)	(87,787,185)

Net increase (decrease) in net assets resulting from operations	275,320,379	(332,873,394)	2,153,115	(106,261,769)

Distributions to shareholders:

From distributable earnings	(16,119,210)	(105,675,977)	(3,365,968)	(105,459,295)

From share transactions:

Proceeds from sales of shares	32,209,727	300,829,170	38,872,507	175,288,130

Reinvestment of distributions	16,119,210	105,675,977	3,365,968	105,459,295

Cost of shares redeemed	(169,277,757)	(182,135,814)	(27,381,576)	(35,693,851)

Net increase (decrease) in net assets resulting from share transactions	(120,948,820)	224,369,333	14,856,899	245,053,574

TOTAL INCREASE (DECREASE)	138,252,349	(214,180,038)	13,644,046	33,332,510

Net assets:

Beginning of period	1,159,019,747	1,373,199,785	680,832,638	647,500,128

End of period	$1,297,272,096	$1,159,019,747	$694,476,684	$ 680,832,638

The accompanying notes are an integral part of these financial statements.	19

Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Multi-Manager International Equity Fund

	Class P Shares
	Six Months Ended April 30, 2023 (Unaudited)
			Year Ended October 31,
			2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$10.94		$15.42	$11.16	$11.70	$10.80	$11.62

Net investment income(a)	0.11		0.19	0.22	0.16	0.28	0.22

Net realized and unrealized gain (loss)	2.58		(3.52)	4.17	(0.40)	1.03	(0.86)

Total from investment operations	2.69		(3.33)	4.39	(0.24)	1.31	(0.64)

Distributions to shareholders from net investment income	(0.16)		(0.23)	(0.13)	(0.28)	(0.16)	(0.18)

Distributions to shareholders from net realized gains	—		(0.92)	—	(0.02)	(0.25)	— (b)

Total distributions	(0.16)		(1.15)	(0.13)	(0.30)	(0.41)	(0.18)

Net asset value, end of period	$13.47		$10.94	$15.42	$11.16	$11.70	$10.80

Total return(c)	24.77%		(23.15)%	39.46%	(2.28)%	12.78%	(5.63)%

Net assets, end of period (in 000s)	$1,297,272		$1,159,020	$1,373,200	$886,359	$823,204	$626,971

Ratio of net expenses to average net assets	0.54	%(d)	0.56%	0.56%	0.57%	0.56%	0.57%

Ratio of total expenses to average net assets	0.71	%(d)	0.73%	0.72%	0.74%	0.76%	0.79%

Ratio of net investment income to average net assets	1.75	%(d)	1.50%	1.50%	1.39%	2.51%	1.85%

Portfolio turnover rate(e)	14%		39%	61%	52%	29%	28%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Amount is less than $0.005 per share.

(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

20	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Multi-Manager U.S. Small Cap Equity Fund

	Class P Shares
	Six Months Ended April 30, 2023 (Unaudited)
			Year Ended October 31,
			2022	2021		2020	2019	2018

Per Share Data

Net asset value, beginning of period	$12.23		$17.45	$12.14		$13.31	$12.40	$12.77

Net investment income(a)	0.04		0.05	0.03	(b)	0.05	0.08	0.05	(c)

Net realized and unrealized gain (loss)	(0.01)		(2.47)	5.31		(0.79)	1.17	(0.10)

Total from investment operations	0.03		(2.42)	5.34		(0.74)	1.25	(0.05)

Distributions to shareholders from net investment income	(0.06)		(0.03)	(0.03)		(0.08)	(0.04)	(0.07)

Distributions to shareholders from net realized gains	—		(2.77)	—		(0.35)	(0.30)	(0.25)

Total distributions	(0.06)		(2.80)	(0.03)		(0.43)	(0.34)	(0.32)

Net asset value, end of period	$12.20		$12.23	$17.45		$12.14	$13.31	$12.40

Total return(d)	0.26%		(15.77)%	44.07%		(5.88)%	10.56%	(0.40)%

Net assets, end of period (in 000s)	$694,477		$680,833	$647,500		$441,314	$377,898	$318,166

Ratio of net expenses to average net assets	0.70	%(e)	0.73%	0.75%		0.77%	0.79%	0.80%

Ratio of total expenses to average net assets	0.88	%(e)	0.90%	0.92%		0.95%	0.96%	1.00%

Ratio of net investment income to average net assets	0.62	%(e)	0.35%	0.17	%(b)	0.44%	0.62%	0.35	%(c)

Portfolio turnover rate(f)	40%		57%	105%		85%	88%	32%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.12% of average net assets.

(c)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.23% of average net assets.

(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	21

ACTIVE EQUITY MULTI-MANAGER FUNDS

Notes to Financial Statements April 30, 2023 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust II (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified

Multi-Manager International Equity	Class P	Diversified

Multi-Manager U.S. Small Cap Equity	Class P	Diversified

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust. As of April 30, 2023, GSAM had sub-advisory agreements (the “Sub-Advisory Agreements”) for the Multi-Manager International Equity Fund with Causeway Capital Management LLC, Lazard Asset Management LLC, Massachusetts Financial Services Company, doing business as MFS Investment Management, and WCM Investment Management, LLC and for the Multi-Manager U.S. Small Cap Equity Fund with Boston Partners Global Investors, Inc., Brown Advisory LLC, Victory Capital Management, Inc., and Westfield Capital Management Company, L.P., (the “Underlying Managers”). Pursuant to the terms of the Sub-Advisory Agreements, the Underlying Managers are responsible for making investment decisions and managing the investments of the applicable Fund. GSAM compensates the Underlying Managers directly in accordance with the terms of the applicable Sub-Advisory Agreements. The Funds are not charged any separate or additional investment advisory fees by the Underlying Managers.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

C. Expenses — Expenses incurred directly by a Fund are charged to the Fund, and certain expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

22

ACTIVE EQUITY MULTI-MANAGER FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F. Commission Recapture — GSAM, on behalf of certain Funds, may direct portfolio trades, subject to seeking best execution, to various brokers who have agreed to rebate a portion of the commissions generated. Such rebates are made directly to a Fund as cash payments and are included in net realized gain (loss) from investments on the Statements of Operations.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM

23

ACTIVE EQUITY MULTI-MANAGER FUNDS

Notes to Financial Statements (continued) April 30, 2023 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market

24

ACTIVE EQUITY MULTI-MANAGER FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of April 30, 2023:

MULTI-MANAGER INTERNATIONAL EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$ 23,569,241	$ 216,486,494	$—

Australia and Oceania	—	10,048,910	—

Europe	46,329,340	812,889,870	—

North America	137,949,780	—	—

South America	2,690,127	—	—

Investment Company	36,387,748	—	—

Total	$246,926,236	$1,039,425,274	$—

Derivative Type

Assets(b)

Forward Foreign Currency Exchange Contracts	$ —	$ 1,627	$—

Liabilities(b)

Forward Foreign Currency Exchange Contracts	$ —	$ (405)	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

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ACTIVE EQUITY MULTI-MANAGER FUNDS

Notes to Financial Statements (continued) April 30, 2023 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

MULTI-MANAGER U.S. SMALL CAP EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$4,037,033	$—	$—

Europe	13,567,898	—	—

North America	632,467,569	—	—

Exchange Traded Funds	8,774,472	—	—

Investment Company	37,243,195	—	—

Total	$696,090,167	$—	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of April 30, 2023. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Multi-Manager International Equity

Risk	Statements of Assets and Liabilities	Assets	Statements of Assets and Liabilities	Liabilities

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	$1,627	Payable for unrealized loss on forward foreign currency exchange contracts	$(405)

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended April 30, 2023. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Multi-Manager International Equity

Risk	Statement of Operations	Net Realized Gain	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net unrealized gain(loss) on forward foreign currency exchange contracts	$(21,987)	$1,222

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ACTIVE EQUITY MULTI-MANAGER FUNDS

4. INVESTMENTS IN DERIVATIVES (continued)

For the six months ended April 30, 2023, the relevant values for each derivative type were as follows:

Notional Amounts(a)

Fund	Forward Contracts

Multi-Manager International Equity	$300,560

(a)

Amounts disclosed represent notional amounts for forward contracts, based on absolute values, which is indicative of volume for this derivative type, for the months that the Fund held such derivatives for the six months ended April 30, 2023.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the six months ended April 30, 2023, contractual and effective net management fees with GSAM were at the following rates:

Fund	Effective Rate	Effective Net Management Rate#*

Multi-Manager International Equity	0.60%	0.43%

Multi-Manager U.S. Small Cap Equity	0.75	0.56

*

GSAM has agreed to waive a portion of its management fee for each Fund in order to achieve an effective net management fee rate that is equal to the actual cost of fees paid to the Fund’s Underlying Managers. These arrangements will remain in effect through at least February 28, 2024, and prior to such date, GSAM may not terminate the applicable arrangement without the approval of the Trustees.

#	Effective Net Management Rate includes impact of management fee waivers of underlying funds, if any.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Funds in which each Funds invest. For the six months ended April 30, 2023, the management fees waived by GSAM for each Fund was as follows:

Fund	Management Fee Waived

Multi-Manager International Equity	$25,352

Multi-Manager U.S. Small Cap Equity	31,171

B. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.02% of the average daily net assets of Class P Shares.

C. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition,

27

ACTIVE EQUITY MULTI-MANAGER FUNDS

Notes to Financial Statements (continued) April 30, 2023 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Total Annual Operating Expense limitations as an annual percentage rate of average daily net assets for the Multi-Manager International Equity and Multi-Manager U.S. Small Cap Equity Funds are 0.57% and 0.80%, respectively. These Other Expense limitations will remain in place through at least February 28, 2024, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended April 30, 2023 , these expense reductions, including any fee waivers, were as follows:

Fund	Management Fee Waiver

Multi-Manager International Equity	$1,048,937

Multi-Manager U.S. Small Cap Equity	652,537

D. Line of Credit Facility — As of April 30, 2023, the Funds participated in a $1,110,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended April 30, 2023, the Funds did not have any borrowings under the facility. Prior to April 19, 2023, the facility was $1,250,000,000.

E. Other Transactions with Affiliates — For the six months ended April 30, 2023, Goldman Sachs earned $811 and $937 in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Multi-Manager International Equity and Multi-Manager U.S. Small Cap Equity Funds, respectively.

The following table provides information about the Funds’ investments in the Goldman Sachs Financial Square Government Fund as of and for the six months ended April 30, 2023:

Fund	Underlying Fund	Beginning Value as of October 31, 2022	Purchases at Cost	Proceeds from Sales	Ending Value as of April 30, 2023	Shares as of April 30, 2023	Dividend Income

Multi-Manager International Equity	Goldman Sachs Financial Square Government Fund - Institutional Shares	$44,385,198	$313,832,065	$(321,829,515)	$36,387,748	36,387,748	$662,539

Multi-Manager U.S. Small Cap Equity	Goldman Sachs Financial Square Government Fund - Institutional Shares	38,902,135	191,425,674	(193,084,614)	37,243,195	37,243,195	828,049

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ACTIVE EQUITY MULTI-MANAGER FUNDS

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended April 30, 2023, were as follows:

Fund	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of (Excluding U.S. Government and Agency Obligations)

Multi-Manager International Equity	$173,435,843	$295,446,594

Multi-Manager U.S. Small Cap Equity	287,998,124	268,950,749

7. TAX INFORMATION

As of the Funds’ most recent fiscal year end, October 31, 2022, the Funds’ capital loss carryforwards on a tax basis were as follows:

	Multi-Manager International Equity Fund	Multi-Manager U.S. Small Cap Equity Fund

Capital loss carryforwards:

Perpetual Short-Term	$(7,666,401)	$(12,021,387)

As of April 30, 2023, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Multi-Manager International Equity Fund	Multi-Manager U.S. Small Cap Equity Fund

Tax Cost	$1,059,479,840	$690,331,975

Gross unrealized gain	298,495,956	73,882,790

Gross unrealized loss	(71,624,286)	(68,124,598)

Net unrealized gain	$ 226,871,670	$ 5,758,192

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and differences in the tax treatment of passive foreign investment company investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to

29

ACTIVE EQUITY MULTI-MANAGER FUNDS

Notes to Financial Statements (continued) April 30, 2023 (Unaudited)

8. OTHER RISKS (continued)

do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder

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ACTIVE EQUITY MULTI-MANAGER FUNDS

8. OTHER RISKS (continued)

redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Multi-Manager Approach Risk — The Funds’ performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Funds’ multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Funds’ performance depending on the performance of those investments and the overall market environment. The Funds’ Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Funds. Because the Funds’ Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Funds, the Funds may be subject to greater counterparty risk than if they were managed directly by the Investment Adviser.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

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ACTIVE EQUITY MULTI-MANAGER FUNDS

Notes to Financial Statements (continued) April 30, 2023 (Unaudited)

10. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Multi-Manager International Equity Fund

	For the Six Months Ended April 30, 2023 (Unaudited)		For the Fiscal Year Ended October 31, 2022

	Shares	Dollars	Shares	Dollars

Class P Shares

Shares sold	2,593,750	$ 32,209,727	24,271,194	$ 300,829,170

Reinvestment of distributions	1,364,878	16,119,210	7,532,433	105,675,977

Shares redeemed	(13,623,791)	(169,277,757)	(14,891,826)	(182,135,814)

NET INCREASE (DECREASE)	(9,665,163)	$(120,948,820)	16,911,801	$ 224,369,333

	Multi-Manager U.S. Small Cap Equity Fund

	For the Six Months Ended April 30, 2023 (Unaudited)		For the Fiscal Year Ended October 31, 2022

	Shares	Dollars	Shares	Dollars

Class P Shares

Shares sold	3,165,162	$ 38,872,507	13,542,686	$175,288,130

Reinvestment of distributions	284,048	3,365,968	7,600,474	105,459,295

Shares redeemed	(2,212,946)	(27,381,576)	(2,587,393)	(35,693,851)

NET INCREASE	1,236,264	$ 14,856,899	18,555,767	$245,053,574

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ACTIVE EQUITY MULTI-MANAGER FUNDS

Fund Expenses — Six Month Period Ended April 30, 2023 (Unaudited)

As a shareholder of Class P Shares of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2022 through April 30, 2023, which represents a period of 181 days of a 365 day year. This projection assumes that annualized expense ratios were in effect during the period.

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Multi-Manager International Equity Fund			Multi-Manager U.S. Small Cap Equity Fund
Share Class	Beginning Account Value 11/1/22	Ending Account Value 4/30/23	Expenses Paid for the 6 months ended 4/30/23*	Beginning Account Value 11/1/22	Ending Account Value 4/30/23	Expenses Paid for the 6 months ended 4/30/23
Class P
Actual	$1,000.00	$1,247.70	$3.03	$1,000.00	$1,002.60	$3.46
Hypothetical 5% return	1,000.00	1,022.10+	2.72	1,000.00	1,021.30	3.49

*

Expenses for each share class are calculated using the Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2023. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year.

The annualized net expense ratios for the period were as follows:

Fund	Class P

Multi-Manager International Equity	0.54%

Multi-Manager U.S. Small Cap Equity	0.70

+	Hypothetical expenses are based on the Fund’s actual annualized net expense ratio and an assumed rate of return of 5% per year before expenses.

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ACTIVE EQUITY MULTI-MANAGER FUNDS

Liquidity Risk Management Program (Unaudited)

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 2, 2023, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”). Among other things, the annual report discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; (2) an assessment of the methodologies used to classify investments into one of four liquidity categories; (3) the impact of local holidays in non-U.S. jurisdictions; and (4) the impact of geopolitical, market and economic developments and events on liquidity and liquidity risk. The report concluded that the Program continues to be reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

34

GOLDMAN SACHS

Statement Regarding Basis for Approval of Sub-Advisory Agreement (Unaudited)

Background

The Multi-Manager U.S. Small Cap Equity Fund (the “Fund”) is an investment portfolio of Goldman Sachs Trust II (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Fund at regularly scheduled meetings held throughout the year. The Fund employs a “manager of managers” structure, whereby Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) is responsible for selecting sub-advisers (subject to Board approval), allocating the assets of the Fund among them, and overseeing their day-to-day management of Fund assets.

Upon the recommendation of the Investment Adviser, at a meeting held on January 19, 2023, the Trustees present, including those Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), unanimously approved a sub-advisory agreement (the “Sub-Advisory Agreement”) between the Investment Adviser and Westfield Capital Management Company, L.P. (the “Sub-Adviser”) on behalf of the Fund. In connection with their evaluation of the Sub-Advisory Agreement, the Trustees received written materials and oral presentations prepared by the Investment Adviser and the Sub-Adviser on the topics covered, and were advised by their independent legal counsel. In addition, the Trustees received information prepared by the Sub-Adviser in a written response to a formal request from the Investment Adviser.

Nature, Extent, and Quality of the Services to be Provided Under the Designated Sub-Advisory Agreements

In evaluating the Sub-Advisory Agreement, the Trustees present relied on the information provided by the Investment Adviser and the Sub-Adviser. In evaluating the nature, extent and quality of services to be provided by the Sub-Adviser, the Trustees considered information about the Sub-Adviser’s (a) personnel and compensation structure; (b) track record in managing other funds and accounts with investment strategies similar to those to be employed on behalf of the Fund; (c) policies and procedures in place to address potential conflicts of interest; and (d) compliance program and code of ethics. In this regard, they considered assessments provided by the Investment Adviser of the Sub-Adviser, the Sub-Adviser’s investment strategies and personnel, and its compliance program. The Trustees considered that the Sub-Adviser currently manages other assets for the Investment Adviser’s clients. They noted that, because the Sub-Adviser had not previously provided services to the Fund, there was no performance information to evaluate with respect to the Fund.

Costs of Services to be Provided

The Trustees reviewed the terms of the Sub-Advisory Agreement and the proposed fee schedule, which includes breakpoints. They noted that the compensation to be paid to the Sub-Adviser would be paid by the Investment Adviser, not by the Fund. They also noted that the terms of the Sub-Advisory Agreement were the result of arms’ length negotiations between the Investment Adviser and the Sub-Adviser. The Trustees reviewed the anticipated blended average of all sub-advisory fees to be paid by the Investment Adviser with respect to the Fund and how it would change upon hiring the Sub-Adviser. The Trustees considered the Investment Adviser’s undertaking to waive the portion of its management fee which is in excess of the weighted average of the Fund’s sub-advisory fees.

Conclusion

In connection with their consideration of the Sub-Advisory Agreement, the Trustees gave weight to various factors, but did not identify any particular factor as controlling their decision. After deliberation and consideration of the information provided, including the factors described above, the Trustees present, including the Independent Trustees, unanimously concluded, in the exercise of their business judgment, that the sub-advisory fees to be paid by the Investment Adviser to the Sub-Adviser were reasonable in light of the factors considered, and that the Sub-Advisory Agreement, and the terms thereof, should be approved for a period of two years from its effective date.

35

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FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.41 trillion in assets under supervision as of March 31, 2023, Goldman Sachs Asset Management has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. Goldman Sachs Asset Management leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Bond Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Large Cap Core Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Mid Cap Growth Fund
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund
∎	Emerging Markets Equity Fund
∎	Emerging Markets Equity ex. China Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Clean Energy Income Fund
∎	Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Strategic Volatility Premium Fund
∎	GQG Partners International Opportunities Fund

[1]

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

[2]

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

[3]

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Cheryl K. Beebe, Chair Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser Visit our website at www.GSAMFUNDS.com to obtain the most recent month-end returns. Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282 The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed. A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov. The Funds will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-621-2550. Fund holdings and allocations shown are unaudited, and may not be representative of current or future investments. Fund holdings and allocations may not include a Fund’s entire investment portfolio, which may change at any time. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk. The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk. Fund holdings and allocations shown are as of April 30, 2023 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk. This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund’s and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders). © 2023 Goldman Sachs. All rights reserved. 323211-OTU-1818305 MMGRFDSSAR-23

Goldman Sachs Funds
Semi-Annual Report April 30, 2023
GQG Partners International Opportunities Fund
Goldman Sachs Asset Management

Goldman Sachs GQG Partners

International Opportunities Fund

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

MARKET REVIEW

Goldman Sachs GQG Partners International Opportunities Fund

The following are highlights both of key factors affecting the international and emerging markets equity markets and of any key changes made to the Goldman Sachs GQG Partners International Opportunities Fund (the “Fund”) during the six months ended April 30, 2023 (the “Reporting Period”). Attribution highlights are provided if the Fund materially outperformed or underperformed its benchmark during the Reporting Period. A fuller review of the markets and these changes will appear in the Fund’s annual shareholder report covering the 12 months ended October 31, 2023.

Market and Economic Review

International Equities

∎	International (or non-U.S. developed markets) equity markets recorded double-digit positive returns during the Reporting Period and outperformed emerging markets equities.

∎

As the Reporting Period began, international equities performed strongly in November 2022, with investors focused on improving inflationary indicators across the globe. In particular, softer than consensus expected inflation data in the U.S. and increased confidence around the U.S. Federal Reserve (“Fed”) pulling off a soft landing allowed both U.S. and international equities to rally. (A soft landing, in economics, is a cyclical downturn that avoids recession. It typically describes attempts by central banks to raise interest rates just enough to stop an economy from overheating and experiencing high inflation, without causing a significant increase in unemployment, or a hard landing.)

∎

After a strong November, international equities were more muted but still positive in December 2022. Inflationary indicators continued to show signs of improvement but remained well above central bank targets, causing the U.S. Fed and the European Central Bank (“ECB”) to maintain their hawkish strategy. (Hawkish tends to suggest higher interest rates; opposite of dovish.)

∎

International equities rose more solidly in January 2023, as markets performed well on the back of softening global inflationary pressures in the U.S. and Europe, the slowing pace of central bank interest rate hikes and receding concerns about recession. Additionally, China finally lifted its stringent zero-COVID policy, which increased global hopes around both the resolution of supply-chain disruptions as well as economic recovery driven by strong domestic consumption.

∎

International equities then fell in February 2023. Market sentiment was governed by dampening expectations around potential peaking of interest rate hikes and continued geopolitical tensions between Russia and Ukraine one year after Russia’s initial invasion.

∎

International equities gained in March 2023, with market sentiment boosted, as it had been at the start of the new calendar year, by speculation around the potential peaking of inflation, the slowing pace of central bank interest rate hikes and receding concerns about a global recession—all despite banking tensions that arose during the month in the U.S. and internationally.

∎	International equities continued to rise in April 2023, recovering slightly from the banking turmoil that plagued March.

∎	Headline inflation in Europe fell sharply as energy prices continued to fall globally.

∎	China continued to experience reopening-driven economic growth, even as geopolitical concerns around U.S./China tensions weakened investor sentiment toward the country.

∎

The Japanese equity market rose for the fourth consecutive month, driven largely by new Bank of Japan governor Kazuo Ueda declaring a commitment to an ultra-loose monetary easing policy and famed U.S. investor Warren Buffet declaring he planned to add to his Japanese equity investments.

1

MARKET REVIEW

Emerging Markets Equities

∎	Emerging markets equities posted double-digit positive returns but underperformed international equity markets during the Reporting Period.

∎

As the Reporting Period began in November 2022, emerging markets equities rose sharply. Softer U.S. inflation and expectations of a recovery in Chinese demand brightened the outlook for the emerging markets universe. The slowing frequency of interest rate hikes from central banks and strong consumer activity across several emerging markets also strengthened returns in certain emerging markets countries.

∎

In December 2022, emerging markets equity markets fell modestly, as inflation remained top of mind for investors. Central banks throughout the emerging markets universe continued to announce plans to slowly raise interest rates during the following months to get ahead of rising consumer prices.

∎

Emerging markets equities rose solidly in January 2023, as softer U.S. inflation and positive news around China’s full reopening post COVID-19 boosted investor sentiment. As had been the case two months prior, the slowing frequency of interest rate hikes from central banks and strong consumer activity across several emerging markets also contributed to strengthened returns for several countries.

∎

Continuing the pattern of ups and downs, emerging markets equities fell in February 2023, reversing much of the positive return recorded in the prior month’s rally. A re-escalation in geopolitical tensions and stronger than consensus expected U.S. economic data challenged the path of the U.S. Fed’s interest rate policy and dampened hopes for a quick end to the interest rate hiking cycle. Following this, the U.S. dollar strengthened, which proved an additional headwind for emerging markets equities.

∎

In March 2023, emerging markets equities overall rose, despite persistent volatility driven largely by a broad-based drawdown in market sentiment. Risk aversion heightened as the U.S. banking sector faced its worst crisis since 2008 and its fallout extended to other U.S. regional banks and to Europe.

∎

Emerging markets equities fell in April 2023 amid a rise in geopolitical tensions and investor uncertainty around various central banks’ terminal rates. (A terminal rate is the ultimate interest rate level that a central bank targets for a cycle of rate hikes or cuts.) China’s equity market was particularly weak, experiencing a significant sell-off as investors noted an uneven economic recovery following its reopening.

Fund Changes and Highlights

No material changes were made to the Fund during the Reporting Period.

∎	The Fund generated strongly positive absolute returns during the Reporting Period but underperformed its benchmark, the MSCI ACWI ex USA Index (Net, Unhedged) (the “Index”).

∎	The relative underperformance was largely due to asset allocation decisions, primarily the Fund’s overweight position compared to the Index in the energy sector.

∎	In terms of stock selection, investments in the consumer staples sector held back the Fund’s performance most.

∎

Among individual holdings, a position in British American Tobacco was the key detractor from relative returns. The Fund’s investments in certain emerging markets banks also hurt results. On the positive side, the Fund benefited from effective stock selection in the health care sector, principally an investment in Danish pharmaceutical firm Novo Nordisk.

∎

From a regional perspective, the Fund was hampered by weak stock selection in the U.K. as well as from an overweight position and poor selection in North America, especially in Canada. This was partially offset by an overweight relative to the Index in continental Europe, which contributed positively.

2

FUND BASICS

Goldman Sachs GQG Partners International Opportunities Fund

as of April 30, 2023

PERFORMANCE REVIEW

November 1, 2022–April 30, 2023	Fund Total Return (based on NAV)[1]	MSCI ACWI ex USA (Net, unhedged)[2]

Class A	16.00%	20.65%

Class C	15.53	20.65

Institutional	16.15	20.65

Investor	16.09	20.65

Class R6	16.12	20.65

Class R	15.80	20.65

Class P	16.19	20.65

[1]

The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]

The MSCI ACWI ex USA Index (Net, unhedged) is an international equity index that tracks stocks from 22 developed and 24 emerging markets countries. Developed countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the U.K. Emerging markets countries include: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. It is not possible to invest directly in an unmanaged index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 4/30/23 ±

Holding	% of Net Assets	Line of Business

AstraZeneca PLC	6.5%	Pharmaceuticals

Novo Nordisk A/S Class B	6.1	Pharmaceuticals

TotalEnergies SE	5.4	Oil, Gas & Consumable Fuels

Glencore PLC	4.2	Metals & Mining

British American Tobacco PLC	3.9	Tobacco

Housing Development Finance Corp. Ltd.	3.8	Financial Services

ASML Holding NV	3.6	Semiconductors & Semiconductor Equipment

Nestle SA	3.1	Food Products

Deutsche Telekom AG	3.1	Diversified Telecommunication Services

Philip Morris International, Inc.	2.9	Tobacco

±	The top 10 holdings may not be representative of the Fund’s future investments. The top 10 holdings exclude investments in money market funds.

3

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATION †

As of April 30, 2023

†

The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. Figures in the graph may not sum to 100% due to rounding and/or the exclusion of other assets and liabilities. The graph categorizes investments using the Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments. Underlying sector allocations of exchange traded funds and other investment companies held by the Fund are not reflected in the graph above.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

4

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments April 30, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 93.1%

Brazil – 4.6%
49,217,317	Petroleo Brasileiro SA ADR (Oil, Gas & Consumable Fuels)	$522,687,906
49,773,429	Vale SA (Metals & Mining)	722,482,108
1,405,416	Vale SA ADR (Metals & Mining)	20,252,045

		1,265,422,059

Canada – 6.0%
19,210,141	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	763,811,710
7,711,776	Fortis, Inc. (Electric Utilities)	338,615,754
5,229,732	Metro, Inc. (Consumer Staples Distribution & Retail)	298,069,827
5,584,120	Tourmaline Oil Corp. (Oil, Gas & Consumable Fuels)	250,880,455

		1,651,377,746

China – 0.6%
247,273,411	China Construction Bank Corp. Class H (Banks)	165,308,701

Denmark – 6.0%
9,997,728	Novo Nordisk A/S Class B (Pharmaceuticals)	1,663,165,541

France – 10.2%
873,273	L’Oreal SA(a) (Personal Products)	417,352,001
640,385	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	615,974,259
1,881,242	Thales SA (Aerospace & Defense)	287,083,867
23,178,925	TotalEnergies SE (Oil, Gas & Consumable Fuels)	1,481,131,246

		2,801,541,373

Germany – 5.2%
2,975,979	Deutsche Boerse AG (Capital Markets)	567,545,160
35,236,791	Deutsche Telekom AG (Diversified Telecommunication Services)	849,621,600

		1,417,166,760

India – 11.9%
16,542,633	Adani Enterprises Ltd. (Trading Companies & Distributors)	391,096,729
22,522,850	Adani Green Energy Ltd.* (Independent Power and Renewable Electricity Producers)	262,926,557
39,218,251	Adani Ports & Special Economic Zone Ltd. (Transportation Infrastructure)	327,852,589
8,215,488	Adani Transmission Ltd.* (Electric Utilities)	103,622,371
30,749,318	Housing Development Finance Corp. Ltd. (Financial Services)	1,047,686,080

Shares	Description	Value

Common Stocks (continued)

India (continued)
27,842,412	ICICI Bank Ltd. ADR (Banks)	$633,414,873
99,374,815	ITC Ltd. (Tobacco)	518,215,848

		3,284,815,047

Indonesia – 1.4%
602,278,998	Bank Central Asia Tbk PT (Banks)	372,720,941

Italy – 1.5%
26,878,737	Eni SpA (Oil, Gas & Consumable Fuels)	406,068,306

Japan – 0.4%
4,270,500	Shin-Etsu Chemical Co. Ltd. (Chemicals)	121,862,203

Luxembourg – 0.2%
2,263,834	ArcelorMittal SA (Metals & Mining)	64,438,791

Netherlands – 6.3%
1,573,232	ASML Holding NV (Semiconductors & Semiconductor Equipment)	999,892,026
6,395,687	Heineken NV(a) (Beverages)	734,385,905

		1,734,277,931

Russia(b) – 0.0%
48,039,056	Gazprom PJSC (Oil, Gas & Consumable Fuels)	—
3,681,622	LUKOIL PJSC (Oil, Gas & Consumable Fuels)	—
34,154,161	Rosneft Oil Co. PJSC (Oil, Gas & Consumable Fuels)	—

		—

Spain – 1.8%
35,099,812	Banco Bilbao Vizcaya Argentaria SA (Banks)	256,965,148
64,693,713	CaixaBank SA(a) (Banks)	239,470,666

		496,435,814

Switzerland – 9.0%
2,873,409	Cie Financiere Richemont SA Class A (Textiles, Apparel & Luxury Goods)	474,976,774
193,475,327	Glencore PLC (Metals & Mining)	1,142,014,145
6,681,562	Nestle SA (Food Products)	857,174,655

		2,474,165,574

Taiwan – 1.1%
17,779,043	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	291,142,382

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (continued) April 30, 2023 (Unaudited)

Shares	Description	Value

Common Stocks (continued)

United Kingdom – 13.7%
12,175,369	AstraZeneca PLC (Pharmaceuticals)	$1,791,763,024
29,276,625	British American Tobacco PLC (Tobacco)	1,082,790,174
24,708,413	Imperial Brands PLC (Tobacco)	611,634,103
9,246,229	Shell PLC (Oil, Gas & Consumable Fuels)	285,844,810

		3,772,032,111

United States – 13.2%
1,489,696	Alphabet, Inc. Class A* (Interactive Media & Services)	159,903,969
5,162,659	Alphabet, Inc. Class C* (Interactive Media & Services)	558,702,957
1,633,580	Aon PLC Class A (Insurance)	531,207,544
1,003,357	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	118,737,267
695,934	Lam Research Corp. (Semiconductors & Semiconductor Equipment)	364,725,091
1,960,299	NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	543,963,370
8,072,857	Philip Morris International, Inc. (Tobacco)	807,043,514
11,028,982	Schlumberger NV (Energy Equipment & Services)	544,280,262

		3,628,563,974

TOTAL COMMON STOCKS (Cost $22,639,786,081)		$25,610,505,254

Shares	Dividend Rate	Value

Preferred Stocks – 4.0%

Brazil – 4.0%
Itau Unibanco Holding SA (Banks)
114,391,556	1.760%	$ 594,456,300
Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)
106,641,272	7.350	506,716,016

TOTAL PREFERRED STOCKS (Cost $1,122,407,425)		$ 1,101,172,316

Investment Company(c) –2.4%
Goldman Sachs Financial Square Government Fund - Institutional Shares
673,254,960	4.766%	$ 673,254,960
(Cost $673,254,960)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(c) – 0.4%
Goldman Sachs Financial Square Government Fund - Institutional Shares
112,021,550	4.766%	$112,021,550
(Cost $112,021,550)

TOTAL INVESTMENTS – 99.9% (Cost $ 24,547,470,016)		$27,496,954,080

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		16,232,301

NET ASSETS – 100.0%		$27,513,186,381

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(c)	Represents an affiliated issuer.

SECTOR ALLOCATION AS OF APRIL 30, 2023
Sector	% of Total Market Value
Consumer Staples	19.4%
Energy	17.8
Financials	16.1
Health Care	12.6
Information Technology	8.0
Materials	7.6
Communication Services	5.7
Consumer Discretionary	4.0
Industrials	3.7
Utilities	2.6
Investment Company	2.5

100.0%

Investment Abbreviations:

ADR —American Depositary Receipt

PLC —Public Limited Company

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Statement of Assets and Liabilities April 30, 2023 (Unaudited)

Assets:

Investments in unaffiliated issuers, at value (cost $23,762,193,506)	$26,711,677,570
Investments in affiliated issuers, at value (cost $673,254,960)	673,254,960
Investments in securities lending reinvestment vehicle — affiliated issuer, at value (cost $112,021,550)(a)	112,021,550
Cash	13,704,160
Foreign currencies, at value (cost $92,350,867)	92,324,480
Receivables:
Dividends	104,205,200
Investments sold on an extended-settlement basis	51,160,480
Fund shares sold	38,726,090
Foreign tax reclaims	30,005,084
Securities lending income	390,681
Reimbursement from investment adviser	282,512
Investments sold	35,416
Other assets	835,557

Total assets	27,828,623,740

Liabilities:

Payables:
Investments purchased	128,796,316
Payable upon return of securities loaned	112,021,550
Investments purchased on an extended-settlement basis	36,634,163
Fund shares redeemed	19,252,781
Management fees	15,766,053
Distribution and Service fees and Transfer Agency fees	1,592,851
Accrued expenses	1,373,645

Total liabilities	315,437,359

Net Assets:

Paid-in capital	25,288,087,547
Total distributable earnings	2,225,098,834

NET ASSETS	$27,513,186,381
Net Assets:
Class A	$405,708,485
Class C	92,915,416
Institutional	17,561,248,936
Investor	5,770,772,774
Class R6	1,183,796,717
Class R	2,605,437
Class P	2,496,138,616
Total Net Assets	$27,513,186,381
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	22,744,440
Class C	5,361,399
Institutional	977,180,469
Investor	322,307,262
Class R6	65,893,529
Class R	148,021
Class P	138,977,419
Net asset value, offering and redemption price per share:(b)
Class A	$17.84
Class C	17.33
Institutional	17.97
Investor	17.90
Class R6	17.97
Class R	17.60
Class P	17.96

(a)	Includes loaned securities having market value of $103,881,052.
(b)

Maximum public offering price per share for Class A Shares is $18.88. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Statement of Operations For the Six Months Ended April 30, 2023 (Unaudited)

Investment Income:

Dividends — unaffiliated issuers (net of tax withholding of $ 44,411,377)	$675,213,895
Dividends — affiliated issuers	10,369,548
Securities lending income — affiliated issuers	2,315,805
Interest	90,145

Total investment income	687,989,393

Expenses:

Management fees	88,638,832
Transfer Agency fees(a)	8,168,155
Custody, accounting and administrative services	1,735,767
Distribution and Service (12b-1) fees(a)	823,161
Printing and mailing costs	705,167
Registration fees	560,634
Service fees — Class C	106,582
Professional fees	91,684
Trustee fees	90,408
Other	182,678

Total expenses	101,103,068

Less — expense reductions	(2,201,923)

Net expenses	98,901,145

NET INVESTMENT INCOME	589,088,248

Realized and unrealized gain (loss):

Net realized gain (loss) from:
Investments — unaffiliated issuers	(3,145,657)
Foreign currency transactions	(5,096,898)
Net change in unrealized gain on:
Investments — unaffiliated issuers	3,097,378,438
Foreign currency translation	4,191,920

Net realized and unrealized gain	3,093,327,803

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,682,416,051

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees			Transfer Agency Fees
Fund	Class A	Class C	Class R	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P
GQG Partners International Opportunities Fund	$498,898	$319,747	$4,516	$319,295	$68,213	$3,176,909	$4,100,129	$161,447	$1,445	$340,717

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Statements of Changes in Net Assets

	GQG Partners International Opportunities Fund
	For the Six Months Ended April 30, 2023 (Unaudited)	For the Fiscal Year Ended October 31, 2022

From operations:

Net investment income	$ 589,088,248	$ 1,017,063,964
Net realized loss	(8,242,555)	(937,667,197)
Net change in unrealized gain (loss)	3,101,570,358	(4,958,827,411)

Net increase (decrease) in net assets resulting from operations	3,682,416,051	(4,879,430,644)

Distributions to shareholders:

From distributable earnings:
Class A Shares	(17,547,803)	(8,694,077)
Class C Shares	(3,133,597)	(1,158,748)
Institutional Shares	(728,328,927)	(316,943,861)
Investor Shares	(226,000,395)	(90,597,219)
Class R6 Shares	(49,848,199)	(17,024,099)
Class R Shares	(62,600)	(17,099)
Class P Shares	(103,693,921)	(51,959,366)

Total distributions to shareholders	(1,128,615,442)	(486,394,469)

From share transactions:

Proceeds from sales of shares	6,199,107,977	11,534,197,993
Reinvestment of distributions	964,823,979	403,333,721
Cost of shares redeemed	(4,443,595,147)	(6,650,124,656)

Net increase in net assets resulting from share transactions	2,720,336,809	5,287,407,058

TOTAL INCREASE (DECREASE)	5,274,137,418	(78,418,055)

Net assets:

Beginning of period	22,239,048,963	22,317,467,018

End of period	$27,513,186,381	$22,239,048,963

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs GQG Partners International Opportunities Fund

	Class A Shares

	Six Months Ended
	April 30, 2023 (Unaudited)		Year Ended October 31,
			2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$16.07		$20.36	$16.44	$14.78	$12.32	$12.69

Net investment income(a)	0.37		0.75	0.28	0.04	0.10	0.08

Net realized and unrealized gain (loss)	2.14		(4.67)	3.64	1.68	2.38	(0.45)

Total from investment operations	2.51		(3.92)	3.92	1.72	2.48	(0.37)

Distributions to shareholders from net investment income	(0.74)		(0.37)	—	(0.06)	(0.02)	—

Net asset value, end of period	$17.84		$16.07	$20.36	$16.44	$14.78	$12.32

Total return(b)	16.00%		(19.55)%	23.84%	11.66%	20.19%	(2.92)%

Net assets, end of period (in 000s)	$405,708		$417,464	$479,794	$252,603	$89,592	$44,887

Ratio of net expenses to average net assets	1.13	%(c)	1.14%	1.15%	1.17%	1.23%	1.28%

Ratio of total expenses to average net assets	1.15	%(c)	1.17%	1.19%	1.20%	1.29%	1.38%

Ratio of net investment income to average net assets	4.34	%(c)	4.17%	1.47%	0.23%	0.71%	0.57%

Portfolio turnover rate(d)	23%		137%	94%	72%	55%	90%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs GQG Partners International Opportunities Fund

	Class C Shares

	Six Months Ended
	April 30, 2023 (Unaudited)		Year Ended October 31,
			2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$15.58		$19.76	$16.08	$14.50	$12.16	$12.61

Net investment income (loss)(a)	0.30		0.59	0.13	(0.08)	— (b)	(0.02)

Net realized and unrealized gain (loss)	2.07		(4.53)	3.55	1.66	2.34	(0.43)

Total from investment operations	2.37		(3.94)	3.68	1.58	2.34	(0.45)

Distributions to shareholders from net investment income	(0.62)		(0.24)	—	—	—	—

Net asset value, end of period	$17.33		$15.58	$19.76	$16.08	$14.50	$12.16

Total return(c)	15.53%		(20.12)%	22.82%	10.87%	19.24%	(3.57)%

Net assets, end of period (in 000s)	$92,915		$78,662	$97,057	$61,784	$32,620	$20,147

Ratio of net expenses to average net assets	1.88	%(d)	1.89%	1.90%	1.92%	1.98%	2.04%

Ratio of total expenses to average net assets	1.90	%(d)	1.92%	1.94%	1.95%	2.04%	2.12%

Ratio of net investment income (loss) to average net assets	3.65	%(d)	3.36%	0.69%	(0.51)%	(0.02)%	(0.18)%

Portfolio turnover rate(e)	23%		137%	94%	72%	55%	90%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs GQG Partners International Opportunities Fund

	Institutional Shares

	Six Months Ended
	April 30, 2023 (Unaudited)		Year Ended October 31,
			2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$16.23		$20.55	$16.56	$14.87	$12.39	$12.73

Net investment income(a)	0.41		0.82	0.35	0.09	0.15	0.13

Net realized and unrealized gain (loss)	2.14		(4.70)	3.67	1.70	2.39	(0.45)

Total from investment operations	2.55		(3.88)	4.02	1.79	2.54	(0.32)

Distributions to shareholders from net investment income	(0.81)		(0.44)	(0.03)	(0.10)	(0.06)	(0.02)

Net asset value, end of period	$17.97		$16.23	$20.55	$16.56	$14.87	$12.39

Total return(b)	16.15%		(19.23)%	24.31%	12.06%	20.65%	(2.52)%

Net assets, end of period (in 000s)	$17,561,249		$14,193,048	$14,481,792	$8,683,860	$1,996,934	$713,691

Ratio of net expenses to average net assets	0.76	%(c)	0.76%	0.77%	0.79%	0.84%	0.90%

Ratio of total expenses to average net assets	0.78	%(c)	0.79%	0.81%	0.82%	0.90%	0.98%

Ratio of net investment income to average net assets	4.78	%(c)	4.54%	1.83%	0.55%	1.10%	0.96%

Portfolio turnover rate(d)	23%		137%	94%	72%	55%	90%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs GQG Partners International Opportunities Fund

	Investor Shares

	Six Months Ended
	April 30, 2023 (Unaudited)		Year Ended October 31,
			2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$16.16		$20.47	$16.51 $	14.82	$12.36	$12.71

Net investment income(a)	0.39		0.80	0.33	0.08	0.15	0.10

Net realized and unrealized gain (loss)	2.14		(4.69)	3.64	1.70	2.36	(0.43)

Total from investment operations	2.53		(3.89)	3.97	1.78	2.51	(0.33)

Distributions to shareholders from net investment income	(0.79)		(0.42)	(0.01)	(0.09)	(0.05)	(0.02)

Net asset value, end of period	$17.90		$16.16	$20.47	$16.51	$14.82	$12.36

Total return(b)	16.09%		(19.35)%	24.09%	12.00%	20.42%	(2.64)%

Net assets, end of period (in 000s)	$5,770,773		$4,425,913	$4,169,364	$2,488,875	$1,098,284	$234,587

Ratio of net expenses to average net assets	0.88	%(c)	0.89%	0.90%	0.92%	0.98%	1.03%

Ratio of total expenses to average net assets	0.90	%(c)	0.92%	0.94%	0.95%	1.04%	1.13%

Ratio of net investment income to average net assets	4.66	%(c)	4.42%	1.70%	0.48%	1.09%	0.77%

Portfolio turnover rate(d)	23%		137%	94%	72%	55%	90%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs GQG Partners International Opportunities Fund

	Class R6 Shares

	Six Months Ended
	April 30, 2023 (Unaudited)		Year Ended October 31,
			2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$16.23		$20.55	$16.56	$14.87	$12.39	$12.73

Net investment income(a)	0.41		0.83	0.38	0.07	0.05	0.12

Net realized and unrealized gain (loss)	2.15		(4.71)	3.64	1.72	2.50	(0.44)

Total from investment operations	2.56		(3.88)	4.02	1.79	2.55	(0.32)

Distributions to shareholders from net investment income	(0.82)		(0.44)	(0.03)	(0.10)	(0.07)	(0.02)

Net asset value, end of period	$17.97		$16.23	$20.55	$16.56	$14.87	$12.39

Total return(b)	16.12%		(19.17)%	24.27%	12.09%	20.68%	(2.52)%

Net assets, end of period (in 000s)	$1,183,797		$1,023,099	$757,796	$391,507	$34,263	$540

Ratio of net expenses to average net assets	0.74	%(c)	0.74%	0.75%	0.77%	0.81%	0.87%

Ratio of total expenses to average net assets	0.77	%(c)	0.78%	0.80%	0.81%	0.92%	0.98%

Ratio of net investment income to average net assets	4.77	%(c)	4.63%	1.97%	0.42%	0.34%	0.92%

Portfolio turnover rate(d)	23%		137%	94%	72%	55%	90%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs GQG Partners International Opportunities Fund

	Class R Shares

	Six Months Ended
	April 30, 2023 (Unaudited)		Year Ended October 31,
			2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$15.88		$20.11	$16.28	$14.69	$12.26	$12.66

Net investment income(a)	0.36		0.69	0.22	0.01	0.01	0.02

Net realized and unrealized gain (loss)	2.09		(4.61)	3.61	1.65	2.43	(0.42)

Total from investment operations	2.45		(3.92)	3.83	1.66	2.44	(0.40)

Distributions to shareholders from net investment income	(0.73)		(0.31)	—	(0.07)	(0.01)	—

Net asset value, end of period	$17.60		$15.88	$20.11	$16.28	$14.69	$12.26

Total return(b)	15.80%		(19.73)%	23.53%	11.32%	19.91%	(3.16)%

Net assets, end of period (in 000s)	$2,605		$1,215	$1,095	$735	$208	$25

Ratio of net expenses to average net assets	1.38	%(c)	1.39%	1.40%	1.42%	1.47%	1.53%

Ratio of total expenses to average net assets	1.40	%(c)	1.42%	1.44%	1.45%	1.54%	1.62%

Ratio of net investment income to average net assets	4.34	%(c)	3.88%	1.19%	0.07%	0.05%	0.15%

Portfolio turnover rate(d)	23%		137%	94%	72%	55%	90%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs GQG Partners International Opportunities Fund

	Class P Shares

	Six Months Ended
	April 30, 2023		Year Ended October 31,				Period Ended October 31, 2018(a)
	(Unaudited)		2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$16.22		$20.54	$16.55	$14.86	$12.39	$13.17

Net investment income(b)	0.41		0.83	0.37	0.10	0.16	0.02

Net realized and unrealized gain (loss)	2.14		(4.71)	3.65	1.69	2.38	(0.80)

Total from investment operations	2.55		(3.88)	4.02	1.79	2.54	(0.78)

Distributions to shareholders from net investment income	(0.81)		(0.44)	(0.03)	(0.10)	(0.07)	—

Net asset value, end of period	$17.96		$16.22	$20.54	$16.55	$14.86	$12.39

Total return(c)	16.19%		(19.22)%	24.34%	12.08%	20.61%	(5.92)%

Net assets, end of period (in 000s)	$2,496,139		$2,099,648	$2,330,569	$1,186,744	$477,609	$233,541

Ratio of net expenses to average net assets	0.74	%(d)	0.74%	0.75%	0.77%	0.82%	0.87	%(d)

Ratio of total expenses to average net assets	0.77	%(d)	0.78%	0.80%	0.81%	0.89%	1.02	%(d)

Ratio of net investment income to average net assets	4.80	%(d)	4.55%	1.90%	0.61%	1.14%	0.33	%(d)

Portfolio turnover rate(e)	23%		137%	94%	72%	55%	90%

(a)	Commenced operations on April 16, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Notes to Financial Statements April 30, 2023 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust II (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust includes the Goldman Sachs GQG Partners International Opportunities Fund (the “Fund”). The Fund is a diversified portfolio that currently offers seven classes of shares: Class A, Class C, Institutional, Investor, Class R6, Class R and Class P Shares.

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Investor, Class R6, Class R, and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust.

GQG Partners LLC (“GQG Partners” or the “Sub-Adviser”) serves as the sub-adviser to the Fund. GSAM compensates the Sub-Adviser directly in accordance with the terms of the Sub-Advisory Agreement. The Fund is not charged any separate or additional investment advisory fees by the Sub-Adviser.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. The Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of the Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by the Fund are charged to the Fund, while such expenses incurred by the Trust are allocated across the Fund on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service fees.

D.  Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

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GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Notes to Financial Statements (continued) April 30, 2023 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Fund’s net assets on the Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statement of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. With respect to the Fund’s investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours).

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GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Fund’s investments classified in the fair value hierarchy as of April 30, 2023:

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$633,414,873	$3,602,434,401	$—

Europe	889,446,324	13,939,845,877	—

North America	5,279,941,720	—	—

South America	1,265,422,059	—	—

Preferred Stocks	—	1,101,172,316	—

Securities Lending Reinvestment Vehicle	112,021,550	—	—

Investment Company	673,254,960	—	—

Total	$8,853,501,486	$18,643,452,594	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedule of Investments.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees.

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GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Notes to Financial Statements (continued) April 30, 2023 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Fund’s average daily net assets. For the six months ended April 30, 2023, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate

Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate^

GQG Partners International Opportunities Fund	0.85%	0.77%	0.73%	0.71%	0.70%	0.71%	0.71%

^	Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any.

The Fund invests in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Fund in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Fund invests, except those management fees it earns from the Fund’s investments of cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund. For the six months ended April 30, 2023, GSAM waived $390,910 of the Fund’s management fee.

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of the Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Fund, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of the Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Fund, as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class C	Class R*

Distribution and/or Service Plan	0.25%	0.75%	0.50%

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Fund pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended April 30, 2023, Goldman Sachs retained the following amounts:

Front End Sales Charge
Fund	Class A

GQG Partners International Opportunities Fund	$30,664

During the six months ended April 30, 2023, Goldman Sachs did not retain any portion of Class C Shares’ CDSC.

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GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

D.  Service Plan — The Trust, on behalf of the Fund, has adopted a Service Plan to allow Class C Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C Shares of the Fund.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Fund for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.16% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional Shares. Goldman Sachs has agreed to waive a portion of its transfer agency fee equal to 0.01% as an annual percentage rate of the average daily net assets attributable to Class R6 Shares of the Fund. These arrangements will remain in effect through at least February 28, 2024, and prior to such date Goldman Sachs may not terminate the arrangement without the approval of the Trustees.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Fund (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitation as an annual percentage rate of average daily net assets for the Fund is 0.014%. The Other Expense limitation will remain in place through at least February 28, 2024, and prior to such date GSAM may not terminate the arrangement without the approval of the Trustees. In addition, the Fund has entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Fund’s expenses and are received irrespective of the application of the “Other Expense” limitations described above.

Goldman Sachs may voluntarily waive a portion of any payments under the Fund’s Distribution and Service Plan, Service Plan and Transfer Agency Agreement, and these waivers are in addition to what is stipulated in any contractual fee waiver arrangements (as applicable). These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs without shareholder approval.

For the six months ended April 30, 2023, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Waivers/Credits	Other Expense Reimbursements	Total Expense Reductions

GQG Partners International Opportunities Fund	$390,910	$183,733	$1,627,280	$2,201,923

G.  Line of Credit Facility — As of April 30, 2023, the Fund participated in a $1,110,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Fund based on the amount of the commitment that has not been utilized. For the six months ended April 30, 2023, the Fund did not have any borrowings under the facility. Prior to April 19, 2023, the facility was $1,250,000,000.

H.  Other Transactions with Affiliates — For the six months ended April 30, 2023, Goldman Sachs did not earn any brokerage commissions from portfolio transactions, on behalf of the Fund.

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GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Notes to Financial Statements (continued) April 30, 2023 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The table below provides information about the Fund’s investments in the Goldman Sachs Financial Square Government Fund for the six months ended April 30, 2023:

Fund	Underlying Fund	Beginning Value as of October 31, 2022	Purchases at Cost	Proceeds from Sales	Ending Value as of April 30, 2023	Shares as of April 30, 2023	Dividend Income

GQG Partners International Opportunities Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	$955,445,315	$4,350,650,191	$(4,632,840,546)	$673,254,960	673,254,960	$10,369,548

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended April 30, 2023, were $7,881,628,256 and $5,637,136,156, respectively.

6. SECURITIES LENDING

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Fund may lend its securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the Fund receives cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statement of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Fund invests the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Fund by paying the Fund an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Fund’s master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Fund’s loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Fund’s overnight and continuous agreements, which represent the gross

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GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

6. SECURITIES LENDING (continued)

amounts of recognized liabilities for securities lending transactions outstanding as of April 30, 2023, are disclosed as “Payable upon return of securities loaned” on the Statement of Assets and Liabilities, where applicable.

Both the Fund and GSAL received compensation relating to the lending of the Fund’s securities. The amounts earned, if any, by the Fund for the six months ended April 30, 2023, are reported under Investment Income on the Statement of Operations.

The table below details securities lending activity with affiliates of Goldman Sachs:

	For the Six Months Ended April 30, 2023
Fund	Earnings of GSAL Relating to Securities Loaned	Amounts Received by the Funds from Lending to Goldman Sachs	Amounts Payable to Goldman Sachs Upon Return of Securities Loaned as of April 30, 2023

GQG Partners International Opportunities Fund	$367,744	$341,206	$—

The following table provides information about the Fund’s investment in the Government Money Market Fund for the six months ended April 30, 2023:

Fund	Beginning Value as of October 31, 2022	Purchases at cost	Proceeds from Sales	Ending Value as of April 30, 2023

GQG Partners International Opportunities Fund	$114,482,373	$5,622,025,279	$(5,624,486,102)	$112,021,550

7. TAX INFORMATION

As of the Fund’s most recent fiscal year end, October 31, 2022, the Fund’s capital loss carryforwards were as follows:

Capital loss carryforwards:

Perpetual Short-Term	$(949,841,806)

As of April 30, 2023, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$24,661,903,870

Gross unrealized gain	4,018,464,063

Gross unrealized loss	(1,183,413,853)

Net unrealized gain	$2,835,050,210

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and differences in the tax treatment of passive foreign investment company investments.

GSAM has reviewed the Fund’s tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

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GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Notes to Financial Statements (continued) April 30, 2023 (Unaudited)

8. OTHER RISKS

The Fund’s risks include, but are not limited to, the following:

Depositary Receipts Risk - Foreign securities may trade in the form of depositary receipts (“Depositary Receipts”), which include American Depositary Receipts (“ADRs”). To the extent the Fund acquires Depositary Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipts to issue and service such unsponsored Depositary Receipts, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depositary Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depositary Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depositary Receipts and the underlying securities are quoted.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — The Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If the Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

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GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

8. OTHER RISKS (continued)

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Fund‘s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Notes to Financial Statements (continued) April 30, 2023 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	GQG Partners International Opportunities Fund

	For the Six Months Ended April 30, 2023 (Unaudited)		For the Fiscal Year Ended October 31, 2022

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	5,506,658	$93,889,033	17,718,616	$323,617,669

Reinvestment of distributions	935,354	15,367,872	409,602	7,850,949

Shares redeemed	(9,668,285)	(163,528,853)	(15,719,170)	(277,398,513)

	(3,226,273)	(54,271,948)	2,409,048	54,070,105

Class C Shares

Shares sold	609,334	10,111,648	950,808	16,801,761

Reinvestment of distributions	175,877	2,815,789	55,958	1,047,010

Shares redeemed	(472,040)	(7,755,418)	(870,662)	(15,153,818)

	313,171	5,172,019	136,104	2,694,953

Institutional Shares

Shares sold	236,913,692	4,047,728,010	395,831,125	7,132,314,224

Reinvestment of distributions	34,889,014	577,068,408	12,354,795	238,278,563

Shares redeemed	(169,099,660)	(2,890,606,800)	(238,319,685)	(4,220,749,463)

	102,703,046	1,734,189,618	169,866,235	3,149,843,324

Investor Shares

Shares sold	87,904,729	1,501,308,845	143,023,441	2,582,325,151

Reinvestment of distributions	13,711,437	225,964,484	4,708,902	90,582,637

Shares redeemed	(53,115,164)	(905,200,714)	(77,566,273)	(1,384,894,667)

	48,501,002	822,072,615	70,166,070	1,288,013,121

Class R6 Shares

Shares sold	11,978,426	205,551,214	37,517,687	678,102,440

Reinvestment of distributions	2,410,823	39,850,905	705,431	13,598,097

Shares redeemed	(11,545,837)	(193,901,491)	(12,051,480)	(215,924,549)

	2,843,412	51,500,628	26,171,638	475,775,988

Class R Shares

Shares sold	75,603	1,286,413	27,258	468,440

Reinvestment of distributions	3,857	62,600	901	17,099

Shares redeemed	(7,947)	(133,277)	(6,098)	(105,826)

	71,513	1,215,736	22,061	379,713

Class P Shares

Shares sold	19,894,341	339,232,814	44,042,460	800,568,308

Reinvestment of distributions	6,277,121	103,693,921	2,695,523	51,959,366

Shares redeemed	(16,620,348)	(282,468,594)	(30,759,058)	(535,897,820)

	9,551,114	160,458,141	15,978,925	316,629,854

NET INCREASE	160,756,985	$2,720,336,809	284,750,081	$5,287,407,058

26

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Fund Expenses — Six Month Period Ended April 30, 2023 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Investor, Class R6, Class R or Class P Shares of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), contingent deferred sales charges on redemptions (generally with respect to Class C Shares), and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Class C and Class R Shares); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Investor, Class R6, Class R or Class P Shares of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2022 through April 30, 2023, which represents a period of 181 days of a 365-day year. This projection assumes that annualized expense ratios were in effect during the period.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	GQG Partners International Opportunities Fund
Share Class	Beginning Account Value 11/1/22	Ending Account Value 4/30/23		Expenses Paid for the 6 months ended 4/30/23*
Class A
Actual	$1,000.00	$1,160.00		$6.08
Hypothetical 5% return	1,000.00	1,019.20	+	5.68
Class C
Actual	1,000.00	1,155.30		10.07
Hypothetical 5% return	1,000.00	1,015.50	+	9.42
Institutional
Actual	1,000.00	1,161.50		4.10
Hypothetical 5% return	1,000.00	1,021.00	+	3.83
Investor
Actual	1,000.00	1,160.90		4.74
Hypothetical 5% return	1,000.00	1,020.40	+	4.43
Class R6
Actual	1,000.00	1,161.20		3.99
Hypothetical 5% return	1,000.00	1,021.10	+	3.73
Class R
Actual	1,000.00	1,158.00		7.41
Hypothetical 5% return	1,000.00	1,017.90	+	6.92
Class P
Actual	1,000.00	1,161.90		3.99
Hypothetical 5% return	1,000.00	1,021.10	+	3.73

*

Expenses for each share class are calculated using the Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2023. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year.

The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P
GQG Partners International Opportunities Fund	1.13%	1.88%	0.76%	0.88%	0.74%	1.38%	0.74%

+	Hypothetical expenses are based on the Fund’s actual annualized net expenses ratios and an assumed rate of return of 5% per year before expenses.

27

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Liquidity Risk Management Program (Unaudited)

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 2, 2023, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”). Among other things, the annual report discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; (2) an assessment of the methodologies used to classify investments into one of four liquidity categories; (3) the impact of local holidays in non-U.S. jurisdictions; and (4) the impact of geopolitical, market and economic developments and events on liquidity and liquidity risk. The report concluded that the Program continues to be reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

28

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.41 trillion in assets under supervision as of March 31, 2023, Goldman Sachs Asset Management has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. Goldman Sachs Asset Management leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Bond Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Large Cap Core Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Mid Cap Growth Fund
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund
∎	Emerging Markets Equity Fund
∎	Emerging Markets Equity ex. China Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Clean Energy Income Fund
∎	Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Strategic Volatility Premium Fund
∎	GQG Partners International Opportunities Fund

[1]

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

[2]

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

[3]

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Cheryl K. Beebe, Chair Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser Visit our website at www.GSAMFUNDS.com to obtain the most recent month-end returns. Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282 The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affectthe performance of the Fund in the future. These statements are based on Fund management's predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed. A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission ("SEC") web site at http://www.sec.gov. The Fund will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC's web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders). Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Holdings and allocations shown are as of April 30, 2023 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk. The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk. This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider the Fund's objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about the Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders). (C) 2023 Goldman Sachs. All rights reserved. 322063-OTU-1818937 GQGPIOSAR-23

Goldman Sachs Funds Semi-Annual Report April 30, 2023 Multi-Manager Alternatives Fund

Goldman Sachs Multi-Manager Alternatives Fund

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

MARKET REVIEW

Goldman Sachs Multi-Manager Alternatives Fund

The following are highlights both of key factors affecting the global equity, credit and real assets markets and of any key changes made to the Goldman Sachs Multi-Manager Alternatives Fund (the “Fund”) during the six months ended April 30, 2023 (the “Reporting Period”). A fuller review of the markets and these changes will appear in the Fund’s annual shareholder report covering the 12 months ended October 31, 2023.

Market and Economic Review

Global Equity Markets

∎	The broad global equity market, as represented by the MSCI All Country World Index Investable Market Index, returned 12.08% during the Reporting Period.

∎

The gains were driven by a number of factors, including China’s economic reopening after the end of COVID-19 restrictions, better than consensus expected first quarter 2023 corporate earnings, and unusually warm weather in Europe during the latter part of 2022.

∎	The market was also buoyed by strong consumer spending and tight labor markets, which provided tailwinds for global economic expansion.

∎	The U.S. Federal Reserve (“Fed”) slowed the pace of its interest rate hikes during the Reporting Period.

∎	In early November 2022, when the Reporting Period started, the Fed raised the targeted federal funds rate by 75 basis points. (A basis point is 1/100th of a percentage point.)

∎

The Fed’s subsequent rate increases were comparatively smaller, with a 50 basis point rate hike in December and a 25 basis point rate hike in both February and March 2023. The March interest rate increase was the ninth since the Fed began the current tightening cycle in early 2022.

∎

Toward the end of the Reporting Period, a banking crisis underscored the effects of the Fed’s rapid interest rate increases. In mid-March 2023, liquidity pressures within U.S. regional banks, driven by deposit flight and the impact of higher interest rates on investment portfolios, led to the biggest U.S. bank failure since 2008.

∎	As the Reporting Period concluded, investors were closely monitoring the U.S. debt ceiling stalemate, as it was expected to increase market volatility in the near term.

∎	From a style perspective, growth stocks outperformed value stocks during the Reporting Period overall. The quality factor significantly outperformed momentum and minimum volatility factors.

∎	From a regional perspective, both developed markets equities and emerging markets equities produced gains for the Reporting Period overall.

∎

Within the developed markets, European and Japanese equities each generated double-digit positive returns, with European equities outpacing Japanese equities. U.S. stocks lagged the broad global equity market.

∎

Emerging markets stocks outperformed developed markets stocks, as measured by the MSCI Emerging Markets Index (net) and the MSCI World Index (net), respectively. China’s equity market rallied significantly after the reversal of the Chinese government’s zero-COVID policy.

Credit Markets

∎	Credit markets broadly advanced during the Reporting Period, as yields fell and credit spreads (or yield differentials versus duration equivalent U.S. Treasury securities) stabilized.

∎	Spreads widened during March 2023 due to stresses in the financial system, including the failures of Signature Bank and Silicon Valley Bank, but they narrowed again by the end of the Reporting Period.

∎	Bank loans generated positive returns during the Reporting Period overall but trailed other credit sectors, including high yield corporate bonds.

∎	The default rate for bank loans and high yield corporate bonds increased modestly during the Reporting Period but remained below long-term averages.

1

MARKET REVIEW

∎

Investment grade corporate bonds, which tend to be of longer duration, benefited from falling yields and outperformed high yield corporate bonds. (Duration is a measure of a security’s sensitivity to changes in interest rates.)

∎	Financials lagged other segments of the investment grade corporate bond market amid investor concerns about the stability of banks and other financial institutions.

∎	Emerging markets debt was among the strongest performing credit sectors of the Reporting Period.

∎	Local currency-denominated bonds outperformed U.S. dollar-denominated bonds, largely due to the appreciation of local currencies versus the U.S. dollar.

∎

Within U.S.-dollar denominated debt, investment grade sovereign bonds benefited from falling yields, while below investment grade sovereign bonds benefited from strong “risk-on” investor sentiment, or increased risk appetite, early in the Reporting Period.

Real Assets

∎

Global real estate securities and global infrastructure securities generated positive returns during the Reporting Period overall, but both market segments underperformed the broad global equity market. Global infrastructure securities outpaced global real estate securities.

∎

In the global real estate market, the Reporting Period saw a rebound in the performance of property types that had been under pressure from rising interest rates and investor concerns about economic growth.

∎

Among those property types, industrial real estate investment trusts (“REITs”), specialized REITs and retail REITs produced the strongest positive returns. Industrial and specialized REITs, which tend to be growth-oriented, benefited from the outperformance of growth stocks broadly. Retail REITs, which tend to be economically sensitive, were helped by the improving outlook for consumers as well as by positive supply and demand conditions.

∎

Office REITs weakened during the Reporting Period, as corporations became increasingly hesitant to commit to longer-term leases. Broad demand for office space remained in question due to post-pandemic work-from-home and hybrid-work trends.

∎

Regionally, non-U.S. global real estate markets performed best, led by Europe and Asia (ex-Japan). Asian property types benefited from the end of China’s zero-COVID policy and subsequent economic reopening. European property types benefited from improving investor sentiment as the worst-case projections for a winter energy crisis in the European area did not play out. The Japan and North America regions lagged behind Europe and Asia (ex-Japan), though they still produced positive returns during the Reporting Period.

∎

In the global infrastructure market, positive performance was driven mainly by European infrastructure securities, which had previously been pressured by broad economic concerns and investor worries about a potential winter energy crisis due to the Russia/Ukraine war. Given the milder than expected winter, European businesses and consumers generally fared better than market expected, boosting investor sentiment and the performance of European infrastructure assets overall.

∎

At the sector level, telecommunications companies posted strong returns and benefited from a broad market rotation toward growth-oriented assets. Transportation companies also recorded robust gains, as toll roads in Europe reported increased demand and as airports around the world reported a strong rebound in revenues.

Fund Changes and Highlights

∎

During the Reporting Period, River Canyon Fund Management LLC (“River Canyon”) was removed as an Underlying Manager of the Fund. (The Fund’s Underlying Managers are unaffiliated investment managers that employ one or more non-traditional and alternative investment strategies.)

2

MARKET REVIEW

∎

After the end of the Reporting Period, the Board of Trustees (the “Board”) of the Goldman Sachs Trust II approved certain changes to the Fund’s name and principal investment strategy. These changes will become effective after the close of business on or about September 22, 2023 (the “Effective Date”). The Fund’s investment objective to seek long-term growth of capital will not change.

∎	As of the effective date, the Fund’s name will change to the Goldman Sachs Multi-Strategy Alternatives Fund.

∎

After the Effective Date, instead of allocating assets of the Fund among one or more of the Fund’s Underlying Managers, the Quantitative Investment Strategies Team (“QIS”) will manage the Fund directly.

∎

The Fund will continue to generally seek to achieve its investment objective by allocating its assets among one or more non-traditional and alternative investment strategies including, but not limited to, equity long short, dynamic equity, event driven and credit, relative value, tactical trading and opportunistic fixed income strategies.

∎

In light of these changes, Oliver Bunn, Vice President and head of the QIS Alternatives team, will become the portfolio manager for the Fund. Betsy Gorton, Peter Seok and Jennifer Stack will no longer serve as portfolio managers for the Fund.

3

FUND BASICS

Multi-Manager Alternatives Fund

as of April 30, 2023

PERFORMANCE REVIEW

November 1, 2022–April 30, 2023	Fund Total Return (based on NAV)[1]	ICE BofAML Three-Month U.S. Treasury Bill Index[2]

Class A	0.31%	2.10%

Class C	0.00	2.10

Institutional	0.49	2.10

Investor	0.42	2.10

Class R6	0.59	2.10

Class R	0.27	2.10

Class P	0.50	2.10

[1]

The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]

The ICE BofAML Three-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date. While the index will often hold the Treasury Bill issued at the most recent 3-month auction, it is also possible for a seasoned 6-month Bill to be selected.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4

FUND BASICS

FUND COMPOSITION*

*

The percentage shown for each investment category reflects the value of investments in that category as a percentage of the Fund’s market value, excluding cash and the allocation to Russell Investments Commodity Advisor, LLC, which manages a beta completion mandate as well as securities sold short. Figures in the graph may not sum to 100% due to rounding and/or the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Consolidated Schedule of Investments.

TOP TEN EQUITY HOLDINGS AS OF 4/30/23±

Holding	% of Net Assets	Line of Business

Qualtrics International, Inc.	1.6%	Software
Horizon Therapeutics PLC	1.5	Biotechnology
TravelCenters of America, Inc.	1.2	Specialty Retail
Activision Blizzard, Inc.	1.1	Entertainment
Newcrest Mining Ltd.	1.1	Metals & Mining
Maxar Technologies, Inc.	1.1	Aerospace & Defense
Indus Realty Trust, Inc.	1.0	Industrial REITs
Focus Financial Partners, Inc.	0.9	Capital Markets
Autogrill SpA	0.9	Hotels, Restaurants & Leisure
Thunder Bridge Capital Partners III, Inc.	0.9	Special Purpose Acquisition Company

±	The top 10 holdings may not be representative of the Fund’s future investments. The top 10 holdings exclude investments in money market funds.

5

FUND BASICS

SUBADVISOR ALLOCATION×

Percentage of Net Assets as of 4/30/23

Bardin Hill Arbitrage IC Management LP	28.5%
Crabel Capital Management, LLC	21.6
TCW Investment Management Company LLC	12.6
Trium Capital LLP	10.2
GQG Partners LLC	9.8
Longfellow Investment Management Co., LLC	8.6
Russell Investments Commodity Advisor,	5.1
Artisan Partners Limited Partnership	3.5

×

The chart above represents capital allocated to the Underlying Managers, as a percentage of net assets, excluding cash, and the allocation to Russell Investments Commodity Advisor, LLC which manages a beta completion mandate for the Fund, and as such the weightings may not sum to 100%.

STRATEGY ALLOCATION	d

As of April 30, 2023

d

Equity Long/Short Strategies generally involve long and short investing, based on fundamental evaluations, research and various analytical measurements, in equity and equity-related investments. Dynamic Equity Strategies generally are long-biased strategies that are less constrained than traditional long-only managers with respect to factors such as position concentration, sector and country weights, style, and market capitalization. Relative Value Strategies seek to identify and capitalize on price discrepancies between related assets (assets that share a common financial factor, such as interest rates, an issuer or an index). Event Driven and Credit Strategies seek to achieve gains from market movements in security prices caused by specific corporate events or changes in perceived relative value. Tactical Trading Strategies seek to produce total return by long and short investing across global fixed income, currency, equity, and commodity markets. Tactical Trading managers typically have no bias to be long, short, or neutral, but at any given time may have significant long or short exposures in a particular market or asset class. The percentages above exclude cash and the allocation to Russell Investments Commodity Advisor, LLC, which manages a beta completion mandate for the Fund.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

6

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments April 30, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 37.4%

Aerospace & Defense – 1.5%
869	Howmet Aerospace, Inc.	$38,488
28,818	Maxar Technologies, Inc.	1,519,285
651	Safran SA	101,243
926	Thales SA	141,311
617	The Boeing Co.*	127,583
269	TransDigm Group, Inc.	205,785

		2,133,695

Banks – 1.0%
17,798	Banco Bilbao Vizcaya Argentaria SA	130,299
325,716	Bank Central Asia Tbk PT	201,570
32,858	CaixaBank SA	121,627
119,958	China Construction Bank Corp. Class H	80,195
31,200	First Horizon Corp.(a)	547,560
14,433	ICICI Bank Ltd. ADR	328,351

		1,409,602

Beverages – 0.3%
3,364	Heineken NV	386,272
2,039	Monster Beverage Corp.*	114,184

		500,456

Biotechnology* – 2.2%
19,746	Horizon Therapeutics PLC	2,194,966
1,074	Prometheus Biosciences, Inc.	208,302
3,912	Seagen, Inc.(a)	782,400

		3,185,668

Capital Markets – 1.7%
57,712	Canaccord Genuity Group, Inc.	460,469
1,596	Deutsche Boerse AG	304,371
25,035	Focus Financial Partners, Inc. Class A*(a)	1,300,318
15,266	Oaktree Specialty Lending Corp.	288,222
356	S&P Global, Inc.	129,079

		2,482,459

Chemicals – 0.6%
386	Air Products & Chemicals, Inc.	113,623
1,994	Diversey Holdings Ltd.*(a)	16,211
622	Linde PLC	229,798
7,407	Novozymes A/S Class B	385,628
2,000	Shin-Etsu Chemical Co. Ltd.	57,072

		802,332

Communications Equipment – 0.1%
686	Motorola Solutions, Inc.	199,900

Construction & Engineering – 0.1%
822	Quanta Services, Inc.	139,444

Consumer Staples Distribution & Retail – 0.4%
21,717	Albertsons Cos., Inc. Class A(a)	453,885
2,552	Metro, Inc.	145,452

		599,337

Shares	Description	Value

Common Stocks – (continued)

Diversified Consumer Services – 0.1%
5,019	Gymboree Holding Corp.*(b)	$—
16,546	InvoCare Ltd.	122,201

		122,201

Diversified REITs – 0.4%
266,621	Industrials REIT Ltd.	557,902

Diversified Telecommunication Services – 1.5%
17,920	Deutsche Telekom AG	432,083
20,900	Frontier Communications Parent, Inc.*	471,086
83,469	Radius Global Infrastructure, Inc. Class A*(a)	1,226,160

		2,129,329

Electric Utilities – 1.1%
4,219	Adani Transmission Ltd.*	53,215
1,288	Constellation Energy Corp.	99,691
3,904	Fortis, Inc.	171,420
4,956	NextEra Energy, Inc.	379,778
146,950	Origin Energy Ltd.	814,767

		1,518,871

Electronic Equipment, Instruments & Components – 0.8%
38,026	Hollysys Automation Technologies Ltd.	606,895
8,688	National Instruments Corp.(a)	505,902

		1,112,797

Energy Equipment & Services – 0.5%
146,311	John Wood Group PLC*	415,154
5,579	Schlumberger NV	275,324

		690,478

Entertainment – 2.0%
20,167	Activision Blizzard, Inc.(a)	1,567,177
21,754	Manchester United PLC Class A	436,168
20,288	Rovio Entertainment Oyj(c)	208,240
6,539	World Wrestling Entertainment, Inc. Class A	700,785

		2,912,370

Financial Services – 1.9%
15,084	Home Capital Group, Inc.	484,857
15,774	Housing Development Finance Corp. Ltd.	537,449
18,611	MoneyGram International, Inc.*	189,088
125,916	Network International Holdings PLC*(c)	612,725
704,819	Pushpay Holdings Ltd.*	619,927
1,436	Visa, Inc. Class A	334,200

		2,778,246

Food Products – 0.7%
3,385	Nestle SA	434,260

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued) April 30, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Food Products – (continued)
201,085	United Malt Grp Ltd.	$589,118

		1,023,378

Ground Transportation – 0.6%
4,124	Canadian Pacific Kansas City Ltd.	325,136
84,810	US Xpress Enterprises, Inc. Class A*	512,253

		837,389

Health Care Equipment & Supplies* – 0.6%
475	Boston Scientific Corp.	24,757
576	Dexcom, Inc.	69,892
103	IDEXX Laboratories, Inc.	50,693
16,736	NuVasive, Inc.(a)	720,317

		865,659

Health Care Providers & Services – 0.5%
165	Elevance Health, Inc.	77,327
5,577	Oak Street Health, Inc.*(a)	217,336
24,859	Synlab AG	262,523
413	UnitedHealth Group, Inc.	203,233

		760,419

Hotels, Restaurants & Leisure – 1.1%
174,940	Autogrill SpA*	1,281,436
34,354	F45 Training Holdings, Inc.*	29,205
2,159	Starbucks Corp.	246,752

		1,557,393

Independent Power and Renewable Electricity Producers* – 0.1%
11,379	Adani Green Energy Ltd.	132,836

Industrial Conglomerates – 0.2%
2,770	General Electric Co.	274,147

Industrial REITs – 1.0%
21,253	Indus Realty Trust, Inc.	1,414,812

Insurance – 0.6%
813	Aon PLC Class A	264,371
20,860	Argo Group International Holdings Ltd.(a)	613,493

		877,864

Interactive Media & Services* – 0.3%
758	Alphabet, Inc. Class A	81,363
2,617	Alphabet, Inc. Class C	283,212

		364,575

IT Services* – 0.0%
102	MongoDB, Inc.	24,476
14,800	Vnet Group, Inc. ADR	43,512

		67,988

Life Sciences Tools & Services – 0.0%
89	Thermo Fisher Scientific, Inc.	49,386

Media – 0.3%
110,040	Clear Channel Outdoor Holdings, Inc.	139,751

Shares	Description	Value

Common Stocks – (continued)

Media – (continued)
13,274	TEGNA, Inc.	$226,985

		366,736

Metals & Mining – 1.8%
1,063	ArcelorMittal SA	30,254
98,689	Glencore PLC	582,525
81,633	Newcrest Mining Ltd.(a)	1,554,292
25,254	Vale SA	366,573
554	Vale SA ADR	7,983

		2,541,627

Multi-Utilities(a) – 0.1%
18,725	Algonquin Power & Utilities Corp.	159,537

Oil, Gas & Consumable Fuels – 1.4%
9,718	Enbridge, Inc.	386,396
13,765	Eni SpA	207,954
1,018	Exxon Mobil Corp.	120,470
39,366	Gazprom PJSC(b)	—
3,021	LUKOIL PJSC(b)	—
24,542	Petroleo Brasileiro SA ADR	260,636
27,893	Rosneft Oil Co. PJSC(b)	—
4,689	Shell PLC	144,959
11,808	TotalEnergies SE	754,530
2,850	Tourmaline Oil Corp.	128,043

		2,002,988

Passenger Airlines – 0.1%
5,100	Southwest Airlines Co.	154,479

Personal Products – 0.2%
446	L’Oreal SA	213,151

Pharmaceuticals – 1.7%
6,433	AstraZeneca PLC	946,699
13,084	Dechra Pharmaceuticals PLC	614,177
25	Eli Lilly & Co.	9,896
5,248	Novo Nordisk A/S Class B	873,028
142	Zoetis, Inc.	24,961

		2,468,761

Semiconductors & Semiconductor Equipment – 1.3%
282	Advanced Micro Devices, Inc.*	25,203
794	ASML Holding NV	504,723
351	Lam Research Corp.	183,952
1,684	NVIDIA Corp.	467,293
6,702	Taiwan Semiconductor Manufacturing Co. Ltd.	109,749
1,737	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	146,429
9,660	Tower Semiconductor Ltd.	434,748

		1,872,097

Software – 4.4%
119	Cadence Design Systems, Inc.*	24,925
119,598	Cvent Holding Corp.*(a)	1,005,819
249,231	Infomedia Ltd.	248,063

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Shares	Description	Value

Common Stocks – (continued)

Software – (continued)
126,964	Momentive Global, Inc.*(a)	$1,192,192
1,519	Oracle Corp.	143,880
128,614	Qualtrics International, Inc. Class A*(a)	2,306,049
137	ServiceNow, Inc.	62,940
2,698	SimCorp A/S	291,756
9,041	Software AG	308,874
59,533	Sumo Logic, Inc.*(a)	714,396

		6,298,894

Specialized REITs – 0.1%
721	American Tower Corp.	147,365
34	Equinix, Inc.	24,619

		171,984

Specialty Retail*(a) – 1.2%
20,785	TravelCenters of America, Inc.	1,790,212

Textiles, Apparel & Luxury Goods – 0.4%
1,553	Cie Financiere Richemont SA Class A	256,712
325	LVMH Moet Hennessy Louis Vuitton SE	312,611
197	NIKE, Inc. Class B	24,964

		594,287

Tobacco – 1.1%
14,860	British American Tobacco PLC	549,585
12,966	Imperial Brands PLC	320,961
50,634	ITC Ltd.	264,044
4,134	Philip Morris International, Inc.	413,276

		1,547,866

Trading Companies & Distributors – 1.1%
8,390	Adani Enterprises Ltd.	198,354
2,660	Triton International Ltd.	219,902
33,837	Univar, Inc.*(a)	1,201,214

		1,619,470

Transportation Infrastructure – 0.1%
19,755	Adani Ports & Special Economic Zone Ltd.	165,146

Wireless Telecommunication Services*(d) –0.2%
2,321	T-Mobile US, Inc.	333,992

TOTAL COMMON STOCKS (Cost $51,562,493)		$53,802,160

Special Purpose Acquisition Company* – 8.5%

1	Alpha Healthcare Acquisition Corp.	$10
125,000	Anzu Special Acquisition Corp. I	1,253,750
50,000	Ares Acquisition Corp. II	506,000
75,000	Arrowroot Acquisition Corp.	776,250

Shares	Description	Value

Special Purpose Acquisition Company* – (continued)

4,765	AxonPrime Infrastructure Acquisition Corp.	$48,317
25,000	B Riley Principal 250 Merger Corp.	254,000
100,000	Black Spade Acquisition Co.	1,023,000
100,000	BlueRiver Acquisition Corp.	1,013,000
12,312	Churchill Capital Corp. V	123,982
837	Churchill Capital Corp. VI	8,504
14,669	Churchill Capital Corp. VI	149,037
25,409	Churchill Capital Corp. VII	258,412
8,804	Churchill Capital Corp. VII	89,537
16,586	Concord Acquisition Corp. II	168,348
100,000	Constellation Acquisition Corp. I	1,031,000
7,027	Conyers Park III Acquisition Corp.	71,464
5,444	FTAC Emerald Acquisition Corp.	55,529
50,000	Fusion Acquisition Corp. II	513,000
4,589	Healthwell Acquisition Corp.	46,808
1,857	Hennessy Capital Investment Corp.	18,830
3,603	Jupiter Acquisition Corp.	36,390
75,000	Landcadia Holdings IV, Inc.	758,250
384	OPY Acquisition Corp. I	3,878
90,000	Pontem Corp.	934,200
384	Revelstone Capital Acquisition Corp.	3,955
75,000	RMG Acquisition Corp. III	757,500
75,000	Tailwind International Acquisition Corp.	769,500
125,000	Thunder Bridge Capital Partners III, Inc.	1,278,750
19,997	Trailblazer Merger Corp. I	202,370

TOTAL SPECIAL PURPOSE ACQUISITION COMPANY (Cost $11,917,918)		$12,153,571

Shares	Dividend Rate	Value

Preferred Stocks – 0.5%

Entertainment* – 0.1%
AMC Entertainment Holdings, Inc.
92,305	0.000%	$138,457

Oil & Gas – 0.2%
Petroleo Brasileiro SA
55,266	7.350	262,602

Regional Banks – 0.2%
First Horizon Corp.
2,087	6.500	49,274
Itau Unibanco Holding SA
58,661	1.760	304,843

		354,117

TOTAL PREFERRED STOCKS (Cost $740,320)		$755,176

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued) April 30, 2023 (Unaudited)

Units	Expiration Date	Value

Warrants* – 0.0%

Apollo Strategic Growth Capital II
25,000	12/31/27	$3,250
Arrowroot Acquisition Corp.
37,500	03/02/26	9,375
Biote Corp.
10,000	03/05/28	5,400
CF Acquisition Corp. IV
8,333	12/14/25	526
Churchill Capital Corp. V
3,078	10/29/27	554
Compute Health Acquisition Corp.
28,514	12/31/27	8,554
Constellation Acquisition Corp. I
33,333	12/31/27	3,333
Newbury Street Acquisition Corp.
8,940	12/31/27	1,654
Pontem Corp.
30,000	12/31/27	990
Priveterra Acquisition Corp.
33,333	12/31/27	1,367
Progress Acquisition Corp.
15,000	12/31/27	105
Ross Acquisition Corp. II
3,604	02/12/26	1,153
Tailwind International Acquisition Corp.
25,000	03/01/28	43

TOTAL WARRANTS (Cost $278,264)		$36,304

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations(e) – 9.7%

United States Treasury Bills
$1,500,000	0.000	%(d)	07/06/23	$1,486,497
1,500,000	0.000		07/13/23	1,485,040
1,500,000	0.000		07/18/23	1,483,995
1,250,000	0.000	(d)	08/17/23	1,231,475
2,000,000	0.000	(d)	09/07/23	1,965,391
3,600,000	0.000	(d)	09/14/23	3,534,628
2,800,000	0.000		09/28/23	2,744,467

TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,937,672)				$13,931,493

Shares	Dividend Rate	Value

Investment Company(f) – 35.6%

Goldman Sachs Financial Square Government Fund - Institutional Shares
51,283,006	4.766%	$ 51,283,006
(Cost $51,283,006)

TOTAL INVESTMENTS BEFORE SHORT POSITIONS – 91.7% (Cost $129,719,673)		$131,961,710

Shares	Description	Value

Common Stocks Sold Short – (1.7)%

Electric Utilities – (0.1)%
$ 2,470	PNM Resources, Inc.	$ (118,881)

Gas Utilities – (0.0)%
666	Brookfield Infrastructure Corp.	(28,372)

Health Care Equipment & Supplies* – (0.5)%
11,495	Globus Medical, Inc. Class A	(668,319)

Metals & Mining – (1.0)%
29,387	Newmont Corp.	(1,392,944)

Software* – (0.1)%
3,385	Black Knight, Inc.	(184,956)

TOTAL COMMON STOCKS SOLD SHORT (Cost $(2,436,548))		$ (2,393,472)

TOTAL SECURITIES SOLD SHORT – (1.7)% (Cost $(2,436,548))		(2,393,472)

OTHER ASSETS IN EXCESS OF LIABILITIES – 10.0%		14,341,675

NET ASSETS – 100.0%		$143,909,913

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or portion of security is pledged as collateral for short sales. Total market value of securities pledged as collateral on short sales amounts to $2,578,273, which represents approximately 1.8% of net assets as of April 30, 2023.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	All or a portion of security is segregated as collateral for options.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(f)	Represents an affiliated issuer.

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At April 30, 2023, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Deutsche Bank AG (London)	AUD	400,000	USD	264,229	05/31/23	$ 800
	BRL	2,568,323	USD	500,000	05/03/23	14,600
	CAD	180,510	AUD	200,000	05/31/23	797
	CAD	200,000	JPY	19,824,460	05/31/23	1,522
	CLP	81,602,000	USD	100,000	05/15/23	862
	CLP	81,955,000	USD	100,000	05/26/23	1,132
	CLP	81,775,586	USD	100,000	05/30/23	850
	EUR	2,100,000	JPY	309,200,325	05/31/23	38,369
	GBP	125,000	AUD	235,361	05/31/23	1,262
	GBP	970,984	EUR	1,100,000	05/31/23	6,772
	GBP	625,000	JPY	104,118,109	05/31/23	18,278
	GBP	187,500	USD	233,872	05/31/23	1,938
	INR	24,670,800	USD	300,000	05/15/23	1,598
	KRW	133,977,789	USD	100,000	05/19/23	259
	KRW	133,706,287	USD	100,000	05/25/23	88
	NZD	200,000	JPY	16,592,580	05/31/23	1,319
	SEK	970,404	NOK	1,000,000	05/31/23	798
	USD	100,000	BRL	493,040	05/03/23	1,212
	USD	700,000	CNH	4,842,530	05/04/23	710
	USD	2,044,882	JPY	275,000,000	05/31/23	17,057
	USD	300,000	KRW	394,252,634	05/08/23	5,150
	USD	100,000	KRW	132,390,375	05/12/23	967
	USD	100,000	KRW	130,853,661	05/19/23	2,079
	USD	100,000	KRW	131,492,211	05/22/23	1,585
	USD	100,000	NOK	1,062,311	05/31/23	155
	USD	100,000	TRY	2,174,817	06/20/23	1,066
	USD	100,000	TWD	3,034,616	05/11/23	1,293
	USD	300,000	TWD	9,115,960	05/17/23	3,312
	USD	100,000	TWD	3,057,305	05/24/23	429
MS & Co. Int. PLC	AUD	7,000	USD	4,638	06/20/23	4
	CAD	45,000	USD	32,941	06/20/23	308
	CHF	150,000	USD	166,891	06/20/23	1,921
	DKK	546,000	USD	80,595	06/20/23	399
	EUR	736,000	USD	805,126	06/20/23	8,262
	GBP	166,000	USD	206,355	06/20/23	2,490
	MXN	2,285,000	USD	125,222	06/20/23	527
	USD	3,754,857	AUD	5,611,000	06/20/23	33,864
	USD	802,392	CAD	1,076,000	06/20/23	7,375
	USD	5,656	CHF	5,000	06/20/23	29
	USD	300,544	DKK	2,025,000	06/20/23	153
	USD	214,902	EUR	194,000	06/20/23	501
	USD	292,159	NZD	468,000	06/20/23	2,808

TOTAL						$184,900

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Deutsche Bank AG (London)	BRL	1,480,754	USD	300,000	05/03/23	$(3,309)
	CHF	138,559	GBP	125,000	05/31/23	(1,609)

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued) April 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Deutsche Bank AG (London) (continued)	CHF	125,000	USD	140,635	05/31/23	$(264)
	CNH	4,831,659	USD	700,000	05/31/23	(783)
	EUR	1,000,000	CAD	1,506,560	05/31/23	(8,648)
	EUR	1,800,000	GBP	1,596,294	05/31/23	(20,401)
	EUR	2,500,000	USD	2,764,973	05/31/23	(4,996)
	JPY	53,115,680	AUD	600,000	05/31/23	(5,873)
	JPY	19,536,960	CAD	200,000	05/31/23	(3,642)
	JPY	44,672,319	EUR	300,000	05/31/23	(1,788)
	JPY	16,347,300	NZD	200,000	05/31/23	(3,127)
	KRW	393,594,118	USD	300,000	05/08/23	(5,641)
	KRW	131,436,519	USD	100,000	05/12/23	(1,681)
	KRW	129,301,229	USD	100,000	05/18/23	(3,246)
	KRW	133,208,789	USD	100,000	05/26/23	(279)
	MXN	500,000	USD	27,631	05/31/23	(11)
	NOK	500,000	SEK	482,701	05/31/23	(154)
	PLN	919,675	EUR	200,000	05/31/23	(240)
	TRY	2,189,467	USD	100,000	06/20/23	(400)
	TWD	3,041,826	USD	100,000	05/11/23	(1,059)
	TWD	3,063,995	USD	100,000	05/30/23	(152)
	USD	2,053,530	AUD	3,100,000	05/31/23	(446)
	USD	700,000	BRL	3,553,738	05/03/23	(12,041)
	USD	1,760,341	CAD	2,400,000	05/31/23	(12,128)
	USD	280,269	CHF	250,000	05/31/23	(474)
	USD	100,000	CLP	81,807,144	05/15/23	(1,115)
	USD	100,000	CLP	81,825,989	05/26/23	(973)
	USD	4,600,000	CNH	31,869,858	05/31/23	(12,069)
	USD	4,983,952	EUR	4,521,539	05/31/23	(7,784)
	USD	390,172	GBP	312,500	05/31/23	(2,845)
	USD	185,185	INR	15,203,897	05/30/23	(514)
	USD	114,815	INR	9,420,011	05/31/23	(240)
	USD	100,000	KRW	133,766,062	05/18/23	(95)
	USD	100,000	KRW	133,940,000	05/25/23	(263)
	USD	27,438	MXN	500,000	05/31/23	(182)
	USD	675,436	NZD	1,100,000	05/31/23	(4,753)
	USD	100,000	SEK	1,031,485	05/31/23	(752)
	ZAR	1,831,944	USD	100,000	05/31/23	(151)
MS & Co. Int. PLC	AUD	3,404,000	USD	2,295,868	06/20/23	(38,471)
	CAD	3,811,000	USD	2,830,876	06/20/23	(15,072)
	CHF	13,000	USD	14,654	06/20/23	(24)
	DKK	31,000	USD	4,609	06/20/23	(10)
	EUR	103,000	USD	114,154	06/20/23	(323)
	USD	148,003	AUD	224,000	06/20/23	(546)
	USD	2,965,077	CAD	4,064,000	06/20/23	(37,656)
	USD	142,393	CHF	130,000	06/20/23	(3,911)
	USD	452,493	DKK	3,121,000	06/20/23	(10,480)
	USD	2,703,896	EUR	2,521,000	06/20/23	(82,181)
	USD	2,549,581	GBP	2,051,000	06/20/23	(30,799)
	USD	119,283	MXN	2,285,000	06/20/23	(6,466)
	USD	310,541	NZD	503,000	06/20/23	(449)

TOTAL						$(350,516)

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At April 30, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.K. Long Gilt	10	06/28/23	$1,275,099	$1,402
10 Year U.S. Treasury Notes	53	06/21/23	6,105,766	3,149
2 Year Euro-Schatz	3	06/08/23	349,330	87
2 Year Italian Government Notes	1	06/08/23	116,019	11
20 Year U.S. Treasury Bonds	22	06/21/23	2,896,437	(2,992)
5 Year German Euro-Bobl	14	06/08/23	1,819,877	2,947
AUD/USD	1	06/16/23	66,285	(1)
British Pound	1	06/16/23	78,619	980
CAC40 Index	1	05/19/23	82,246	269
Cattle Feeder	4	08/31/23	461,450	4,003
Cocoa	3	07/14/23	88,110	(177)
Coffee	2	07/19/23	139,463	(3,567)
Copper	1	07/27/23	97,263	(27)
Copper	1	05/02/23	214,238	(13,903)
Copper	1	05/05/23	214,500	(9,474)
Copper	2	05/09/23	429,300	(16,681)
Copper	1	05/16/23	214,760	(9,212)
Copper	1	05/22/23	214,813	(9,209)
Copper	1	05/26/23	214,864	(2,539)
Copper	1	05/30/23	214,917	(8,374)
Copper	1	06/02/23	214,956	(9,009)
Copper	2	06/06/23	429,900	(21,934)
Copper	1	06/07/23	214,938	(3,678)
Copper	2	06/09/23	429,875	(11,869)
Copper	1	06/13/23	214,925	(10,955)
Copper	1	06/15/23	214,900	(10,942)
Copper	2	06/16/23	429,750	(10,581)
Copper	1	06/20/23	214,850	(3,516)
Copper	1	06/21/23	214,825	(5,753)
Copper	1	06/23/23	214,841	(10,876)
Copper	1	06/29/23	214,888	(8,628)
Copper	1	06/30/23	214,888	(10,341)
Copper	2	07/13/23	429,884	(19,197)
Copper	1	07/25/23	214,878	1,749
DAX Index	1	06/16/23	441,366	2,037
DIJA Mini E-Cbot Index	3	06/16/23	513,000	4,160
E-Mini Crude Oil	1	05/19/23	38,390	(511)
E-Mini Russell 2000 Index	7	06/16/23	621,180	1,500
EUR/USD	1	06/16/23	138,106	986
Euro Stoxx 50 Index	23	06/16/23	1,094,848	(222)
FTSE 100 Index	5	06/16/23	494,060	1,317
FTSE China A50 Index	5	05/30/23	65,980	836
FTSE/MIB Index	2	06/16/23	296,433	(1,413)
German 10 Year Euro-Bund	17	06/08/23	2,539,352	5,436
Gold 100 Oz	12	06/28/23	2,398,920	(6,501)
Hang Seng Index	4	05/30/23	504,481	(4,026)
Italian 10 Year Government Bonds	12	06/08/23	1,518,639	4,237
Kospi 200 Index	10	06/08/23	609,683	(16,145)
Lead	1	05/02/23	53,046	(394)
Lead	1	05/03/23	54,338	416
Lead	1	05/26/23	53,835	420
Lead	1	06/13/23	53,747	1,694

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued) April 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Lead	1	07/05/23	$53,825	$959
Lead	1	07/17/23	53,813	847
Lead	1	07/18/23	53,763	534
Live Cattle	2	06/30/23	132,380	1,325
Mexican Peso	4	06/16/23	110,100	305
Mini Hang Seng Index	4	05/30/23	100,896	(807)
MSCI EAFE Index	2	06/16/23	214,960	3,332
NASDAQ 100 E-Mini Index	30	06/16/23	7,992,150	141,804
Natural Gas	3	05/26/23	72,300	(95)
New Zealand Dollar	2	06/16/23	123,700	288
Nickel	2	07/19/23	290,868	(16,308)
Nikkei 225 Index	9	06/08/23	1,138,551	12,716
Nikkei 225 Mini Index	14	06/08/23	296,657	2,386
NY Harbor ULSD	1	05/31/23	99,838	288
OMXS 30 Index	4	05/19/23	88,347	545
Primary Aluminum	2	05/02/23	115,425	(4,714)
Primary Aluminum	1	05/03/23	59,200	400
Primary Aluminum	1	05/10/23	59,250	314
Primary Aluminum	1	05/12/23	59,270	340
Primary Aluminum	1	05/15/23	59,300	(1,478)
Primary Aluminum	1	05/16/23	59,300	(1,128)
Primary Aluminum	1	05/19/23	58,936	(57)
Primary Aluminum	1	05/22/23	58,855	(2,736)
Primary Aluminum	1	05/24/23	58,699	(342)
Primary Aluminum	2	05/30/23	117,325	1,661
Primary Aluminum	1	06/02/23	58,650	(222)
Primary Aluminum	1	06/15/23	58,650	(986)
Primary Aluminum	1	06/16/23	58,650	1,797
Primary Aluminum	1	06/27/23	58,654	(449)
Primary Aluminum	2	06/28/23	117,327	(1,817)
Primary Aluminum	1	07/12/23	58,831	1,116
Primary Aluminum	2	07/13/23	117,688	56
Primary Aluminum	2	07/14/23	117,725	(2,319)
Primary Aluminum	1	07/19/23	58,869	(1,959)
Primary Aluminum	1	07/26/23	58,888	122
S&P 500 E-Mini Index	131	06/16/23	27,434,675	286,886
S&P Toronto Stock Exchange 60 Index	1	06/15/23	184,301	1,991
SGX Nifty 50 Index	1	05/25/23	36,258	603
Stoxx Europe 600 Index	1	06/16/23	25,570	(100)
Stoxx Europe 600 Utilities Index	1	06/16/23	21,779	27
Sugar 11	4	06/30/23	118,048	4,045
Topix Index	3	06/08/23	453,154	3,960
U.S. Dollar	2	06/16/23	202,806	(307)
U.S. Dollar	25	05/15/23	249,608	3,326
Zinc	1	06/01/23	66,103	(12,238)
Zinc	1	06/02/23	66,063	(7,790)
Zinc	1	07/21/23	66,167	(2,749)

Total				$208,361

Short position contracts:
2 Year U.S. Treasury Notes	(8)	06/30/23	(1,649,313)	1,846

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
30 Year German Euro-Buxl	(1)	06/08/23	$(153,715)	$(1,389)
5 Year U.S. Treasury Notes	(2)	06/30/23	(219,484)	(150)
Brent Crude	(1)	05/31/23	(80,330)	(2,031)
Brent Crude	(2)	06/30/23	(159,840)	(3,272)
Brent Crude	(1)	07/31/23	(79,460)	(691)
CAC40 Index	(16)	05/19/23	(1,315,934)	4,540
Canadian Dollar	(3)	06/20/23	(221,835)	(1,408)
Canola	(1)	07/14/23	(10,383)	346
CBOE Volatility Index	(13)	05/17/23	(239,669)	15,639
CBOE Volatility Index	(14)	06/21/23	(298,221)	8,106
Copper	(1)	05/02/23	(214,238)	9,704
Copper	(1)	05/05/23	(214,500)	6,172
Copper	(2)	05/09/23	(429,300)	18,687
Copper	(1)	05/16/23	(214,760)	8,112
Copper	(1)	05/22/23	(214,813)	11,522
Copper	(1)	05/26/23	(214,864)	9,121
Copper	(1)	05/30/23	(214,917)	9,062
Copper	(1)	06/02/23	(214,956)	9,591
Copper	(2)	06/06/23	(429,900)	15,081
Copper	(1)	06/07/23	(214,938)	10,922
Copper	(2)	06/09/23	(429,875)	21,794
Copper	(1)	06/13/23	(214,925)	1,797
Copper	(1)	06/15/23	(214,900)	(1,503)
Copper	(2)	06/16/23	(429,750)	(3,394)
Copper	(1)	06/20/23	(214,850)	10,858
Copper	(2)	06/21/23	(429,650)	21,794
Copper	(2)	06/23/23	(429,682)	15,600
Copper	(1)	07/13/23	(214,942)	10,967
Copper	(1)	07/14/23	(214,950)	10,434
Copper	(2)	07/19/23	(429,713)	15,594
Corn	(13)	07/14/23	(380,250)	11,258
Corn	(4)	12/14/23	(105,550)	2,141
Corn	(3)	09/14/23	(79,313)	2,868
Cotton No.2	(1)	07/07/23	(40,400)	(487)
Crude Oil	(3)	07/14/23	(56,126)	3,631
DAX Index	(2)	06/16/23	(882,732)	(35,308)
DAX Mini Index	(1)	06/16/23	(88,273)	(3,688)
ECX Emission	(1)	12/18/23	(96,240)	910
E-Mini Index	(1)	06/16/23	(250,060)	498
E-Mini Natural Gas	(1)	05/25/23	(6,025)	37
Euro Stoxx 50 Index	(17)	06/16/23	(809,236)	(44,007)
FTSE 100 Index	(12)	06/16/23	(1,185,744)	(44,261)
FTSE KLCI Index	(1)	05/31/23	(15,845)	9
Gasoline RBOB	(8)	05/31/23	(850,114)	18,454
Hang Seng Index	(2)	05/30/23	(252,241)	(2,493)
HSCEI	(3)	05/30/23	(128,031)	(1,684)
IBEX 35 Index	(4)	05/19/23	(407,174)	7,452
KC HRW Wheat	(6)	07/14/23	(232,875)	12,024
Lead	(1)	05/02/23	(53,046)	(62)
Lead	(1)	05/03/23	(54,338)	(1,166)
Lead	(1)	05/26/23	(53,835)	(1,088)
Lead	(1)	06/13/23	(53,747)	(319)

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued) April 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
Lead	(1)	07/03/23	$(53,807)	$(835)
Lead	(1)	07/12/23	(53,831)	(1,447)
Lead	(1)	07/21/23	(53,715)	(80)
Lean Hogs	(5)	06/14/23	(183,400)	(7,522)
Low Sulphur Gas Oil	(2)	06/12/23	(138,900)	3,948
Low Sulphur Gas Oil	(2)	07/12/23	(139,100)	1,273
Mini FTSE/MIB Index	(2)	06/16/23	(296,433)	(8,655)
Mini-Hang Seng Index	(2)	05/30/23	(17,071)	(235)
MSCI Emerging Markets Index	(85)	06/16/23	(3,149,440)	(91,381)
MSCI Singapore Index	(5)	05/30/23	(111,890)	2,109
Nickel	(1)	07/20/23	(145,370)	7,087
OMXS 30 Index	(12)	05/19/23	(265,040)	(3,019)
Primary Aluminum	(2)	05/02/23	(115,425)	15,894
Primary Aluminum	(1)	05/03/23	(59,200)	5,984
Primary Aluminum	(1)	05/10/23	(59,250)	1,572
Primary Aluminum	(1)	05/12/23	(59,270)	1,327
Primary Aluminum	(1)	05/15/23	(59,300)	(389)
Primary Aluminum	(1)	05/16/23	(59,300)	(345)
Primary Aluminum	(1)	05/19/23	(58,936)	1,386
Primary Aluminum	(1)	05/22/23	(58,855)	(2,105)
Primary Aluminum	(1)	05/24/23	(58,699)	236
Primary Aluminum	(2)	05/30/23	(117,325)	564
Primary Aluminum	(1)	06/02/23	(58,650)	1,622
Primary Aluminum	(1)	06/15/23	(58,650)	(1,841)
Primary Aluminum	(1)	06/16/23	(58,650)	991
Primary Aluminum	(1)	06/30/23	(58,681)	1,116
Primary Aluminum	(2)	07/05/23	(117,488)	1,144
Primary Aluminum	(2)	07/11/23	(117,638)	(1,219)
Primary Aluminum	(1)	07/14/23	(58,863)	709
Primary Aluminum	(2)	07/17/23	(117,788)	131
Primary Aluminum	(1)	07/18/23	(58,888)	872
Primary Aluminum	(1)	07/26/23	(58,888)	(366)
S&P 500 E-Mini Index	(84)	06/16/23	(17,591,700)	(1,233,756)
S&P Toronto Stock Exchange 60 Index	(4)	06/15/23	(737,203)	(34,213)
Silver	(3)	07/27/23	(378,390)	(2,795)
Soybean	(13)	07/14/23	(599,582)	(2,289)
Soybean	(4)	11/14/23	(252,700)	4,578
Soybean	(1)	12/14/23	(40,520)	(192)
SPI 200 Index	(4)	06/15/23	(484,232)	(20,357)
Topix Index	(11)	06/08/23	(1,661,566)	(28,939)
Ultra Long U.S. Treasury Bonds	(3)	06/21/23	(424,219)	(5,129)
Wheat	(2)	07/14/23	(63,375)	3,208
Wheat	(1)	09/14/23	(32,250)	1,035
Wheat	(1)	09/11/23	(13,030)	316
WTI Crude	(1)	11/20/23	(74,110)	(1,642)
WTI Crude	(15)	05/22/23	(1,151,700)	20,494
WTI Crude	(1)	06/20/23	(76,610)	438
Zinc	(1)	06/01/23	(66,103)	7,738
Zinc	(1)	06/02/23	(66,063)	10,259
Zinc	(1)	07/12/23	(66,152)	2,932

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
Zinc	(1)	07/26/23	$(66,184)	$(812)
Zinc	(1)	07/27/23	(66,185)	(603)

Total				$(1,193,033)

TOTAL FUTURES CONTRACTS				$(984,672)

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued) April 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At April 30, 2023, the Fund had the following swap contracts:

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS#

Reference Obligation/Index(a)	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Unrealized Application/ (Depreciation)*

Abercrombie & Fitch Co.	(0.350)%	BofA Securities LLC	06/30/23	$306	$—
Alaska Air Group, Inc.	0.000	BofA Securities LLC	06/30/23	769	—
Alaska Air Group, Inc.	0.400	BofA Securities LLC	06/30/23	174	—
Alexandria Real Estate Equities, Inc.	0.400	BofA Securities LLC	06/30/23	584	—
American Airlines Group, Inc.	(0.350)	BofA Securities LLC	06/30/23	112	—
American Airlines Group, Inc.	0.000	BofA Securities LLC	06/30/23	108	—
American Tower Corp.	0.400	BofA Securities LLC	06/30/23	1,410	—
Bank of NT Butterfield & Son Ltd.	(0.350)	BofA Securities LLC	06/30/23	180	—
Blackstone Mortgage Trust, Inc.	0.000	BofA Securities LLC	06/30/23	151	—
Blackstone Mortgage Trust, Inc.	(0.350)	BofA Securities LLC	06/30/23	651	—
Blackstone Mortgage Trust, Inc.	(0.927)	BofA Securities LLC	06/30/23	190	—
Brixmor Property Group, Inc.	0.000	BofA Securities LLC	06/30/23	377	—
Buckle, Inc.	(0.350)	BofA Securities LLC	06/30/23	352	—
Calnex Solutions PLC	(0.350)	BofA Securities LLC	06/30/23	199	—
Chatham Lodging Trust	0.400	BofA Securities LLC	06/30/23	89	—
Chatham Lodging Trust	0.000	BofA Securities LLC	06/30/23	333	—
Choice Hotels International, Inc.	(0.350)	BofA Securities LLC	06/30/23	407	—
Clorox Co.	(0.350)	BofA Securities LLC	06/30/23	109	—
Compass Minerals International, Inc.	0.000	BofA Securities LLC	06/30/23	43	—
Compass Minerals International, Inc.	0.400	BofA Securities LLC	06/30/23	930	—
Digital Realty Trust, Inc.	(0.350)	BofA Securities LLC	06/30/23	407	—
Digital Realty Trust, Inc.	0.000	BofA Securities LLC	06/30/23	248	—
Direxion Daily Small Cap Bull 3X Shares	(4.852)	BofA Securities LLC	06/30/23	702	—
Dole PLC	0.400	BofA Securities LLC	06/30/23	1,372	—
Dole PLC	0.000	BofA Securities LLC	06/30/23	180	—
EastGroup Properties, Inc.	(0.350)	BofA Securities LLC	06/30/23	533	—
EQT Corp.	0.400	BofA Securities LLC	06/30/23	42	—
Equinix, Inc.	0.400	BofA Securities LLC	06/30/23	362	—
Essex Property Trust, Inc.	(0.350)	BofA Securities LLC	06/30/23	101	—
Essex Property Trust, Inc.	0.000	BofA Securities LLC	06/30/23	154	—
First American Financial Corp.	(0.350)	BofA Securities LLC	06/30/23	184	—
Frontier Communications Parent, Inc.	0.400	BofA Securities LLC	06/30/23	589	—
Gaming & Leisure Properties, Inc.	0.000	BofA Securities LLC	06/30/23	541	—
Gaming & Leisure Properties, Inc.	0.400	BofA Securities LLC	06/30/23	437	—
Getty Realty Corp.	(0.350)	BofA Securities LLC	06/30/23	437	—
Golub Capital BDC, Inc.	0.400	BofA Securities LLC	06/30/23	674	—
Hawaiian Holdings, Inc.	(0.350)	BofA Securities LLC	06/30/23	258	—
Hercules Capital, Inc.	(0.555)	BofA Securities LLC	06/30/23	89	—
Hilton Worldwide Holdings, Inc.	(0.350)	BofA Securities LLC	06/30/23	373	—
IHS Holding Ltd.	0.000	BofA Securities LLC	06/30/23	352	—
IHS Holding Ltd.	0.400	BofA Securities LLC	06/30/23	329	—
Independence Realty Trust, Inc.	0.400	BofA Securities LLC	06/30/23	1,653	—
iShares Russell 2000 ETF	0.000	BofA Securities LLC	06/30/23	753	—
iShares Russell 2000 ETF	(0.770)	BofA Securities LLC	06/30/23	858	—
iShares Russell 2000 ETF	(0.350)	BofA Securities LLC	06/30/23	772	—
iShares Russell 2000 ETF	0.400	BofA Securities LLC	06/30/23	152	—
iShares Russell 2000 ETF	(6.699)	BofA Securities LLC	06/30/23	140	—
iShares Russell 2000 ETF	(0.853)	BofA Securities LLC	06/30/23	683	—
Kite Realty Group Trust	0.400	BofA Securities LLC	06/30/23	893	—
M&T Bank Corp.	0.400	BofA Securities LLC	06/30/23	239	—

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index(a)	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Unrealized Application/ (Depreciation)*

M&T Bank Corp.	0.000%	BofA Securities LLC	06/30/23	$135		$—
Main Street Capital Corp.	(1.271)	BofA Securities LLC	06/30/23	194		—
Main Street Capital Corp.	(0.514)	BofA Securities LLC	06/30/23	89		—
McCormick & Co., Inc.	(0.350)	BofA Securities LLC	06/30/23	325		—
McCormick & Co., Inc.	0.000	BofA Securities LLC	06/30/23	176		—
Motorcar Parts of America, Inc.	0.000	BofA Securities LLC	06/30/23	66		—
National Beverage Corp.	(0.350)	BofA Securities LLC	06/30/23	263		—
National Retail Properties, Inc.	(0.350)	BofA Securities LLC	06/30/23	505		—
NexPoint Diversified Real Estate Trust	0.000	BofA Securities LLC	06/30/23	114		—
NexPoint Diversified Real Estate Trust	0.400	BofA Securities LLC	06/30/23	91		—
Oaktree Specialty Lending Corp.	(0.400)	BofA Securities LLC	06/30/23	228		—
Oaktree Specialty Lending Corp.	0.400	BofA Securities LLC	06/30/23	357		—
OC5L Index	0.000	BofA Securities LLC	06/30/23	72		—
Oculus Innovative Sciences, Inc.	0.000	BofA Securities LLC	11/13/23	9		—
PetMed Express, Inc.	(0.932)	BofA Securities LLC	06/30/23	142		—
PetMed Express, Inc.	(0.899)	BofA Securities LLC	06/30/23	29		—
Prospect Capital Corp.	(0.120)	BofA Securities LLC	06/30/23	163		—
Prospect Capital Corp.	(2.259)	BofA Securities LLC	06/30/23	123		—
PulteGroup, Inc.	0.000	BofA Securities LLC	06/30/23	813		—
Realty Income Corp.	(0.350)	BofA Securities LLC	06/30/23	465		—
Realty Income Corp.	0.000	BofA Securities LLC	06/30/23	176		—
Redfin Corp.	(0.828)	BofA Securities LLC	06/30/23	144		—
Regency Centers Corp.	(0.350)	BofA Securities LLC	06/30/23	313		—
Southwest Airlines Co.	0.000	BofA Securities LLC	06/30/23	179		—
SPDR S&P 500 ETF Trust	(0.350)	BofA Securities LLC	06/30/23	1,539		—
Spectrum Brands Holdings, Inc.	0.000	BofA Securities LLC	06/30/23	659		—
Spectrum Brands Holdings, Inc.	0.400	BofA Securities LLC	06/30/23	772		—
T Rowe Price Group, Inc.	(0.350)	BofA Securities LLC	06/30/23	337		—
Tanger Factory Outlet Centers, Inc.	(0.350)	BofA Securities LLC	06/30/23	351		—
Target Corp.	(0.350)	BofA Securities LLC	06/30/23	253		—
Target Corp.	0.000	BofA Securities LLC	06/30/23	331		—
Telephone & Data Systems, Inc.	0.400	BofA Securities LLC	06/30/23	163		—
			06/30/23-
TPG RE Finance Trust, Inc.	0.000	BofA Securities LLC	07/13/23	238		—
TPG RE Finance Trust, Inc.	0.400	BofA Securities LLC	06/30/23	550		—
Vanguard Real Estate ETF	(0.350)	BofA Securities LLC	06/30/23	3,123		—
VICI Properties, Inc.	0.000	BofA Securities LLC	06/30/23	438		—
VICI Properties, Inc.	0.400	BofA Securities LLC	06/30/23	763		—
WD-40 Co.	(0.350)	BofA Securities LLC	06/30/23	342		—
Wyndham Hotels & Resorts, Inc.	0.000	BofA Securities LLC	06/30/23	423		—
Wyndham Hotels & Resorts, Inc.	0.400	BofA Securities LLC	06/30/23	997		—
Wyndham Hotels & Resorts, Inc.	(0.350)	BofA Securities LLC	06/30/23	196		—
Wyndham Hotels & Resorts, Inc.	(5.429)	BofA Securities LLC	06/30/23	259		—
Air Liquide SA	(2.985)	MS & Co. Int. PLC	02/02/24	2		(9,246)
Air Products & Chemicals, Inc.	(4.800)	MS & Co. Int. PLC	02/09/24	—	(b)	(334)
Allfunds Group PLC	2.985	MS & Co. Int. PLC	02/02/24	20		3,064
Auto Trader Group PLC	4.179	MS & Co. Int. PLC	01/25/24	33		6,718
Barratt Developments PLC	(4.179)	MS & Co. Int. PLC	01/25/24	22		(8,054)
Bayer AG	2.985	MS & Co. Int. PLC	02/02/24	5		(6,155)
Chr. Hansen Holding A/S	(2.857)	MS & Co. Int. PLC	03/19/25	5		(2,124)
Clorox Co.	(4.800)	MS & Co. Int. PLC	02/09/24	2		(12,991)
Dow, Inc.	(4.800)	MS & Co. Int. PLC	02/09/24	1		453
Dowlais Group PLC	4.179	MS & Co. Int. PLC	01/25/24	—	(b)	2

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued) April 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index(a)	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Unrealized Application/ (Depreciation)*

Dufry AG	1.420%	MS & Co. Int. PLC	02/02/24	3		$8,165
Dufry AG	(1.417)	MS & Co. Int. PLC	11/20/24	17		(40,540)
Dupont De Nemours, Inc.	(4.800)	MS & Co. Int. PLC	02/09/24	1		411
Ecolab, Inc.	(4.800)	MS & Co. Int. PLC	02/09/24	—	(b)	(1,030)
Elis SA	(2.985)	MS & Co. Int. PLC	02/02/24	2		(485)
Euro Stoxx 50 Index	2.985	MS & Co. Int. PLC	02/02/24	—	(b)	1,428
Euro Stoxx 50 Index	(2.985)	MS & Co. Int. PLC	02/02/24	—	(b)	(364)
Fabege AB	(3.040)	MS & Co. Int. PLC	02/05/24	7		3,028
Gecina SA	(2.985)	MS & Co. Int. PLC	02/02/24	—	(b)	(1,650)
Hellofresh SE	(2.985)	MS & Co. Int. PLC	02/02/24	2		(1,897)
Hexagon AB-Class B	(3.040)	MS & Co. Int. PLC	02/05/24	13		(168)
Industrivarden AB-Class A	3.040	MS & Co. Int. PLC	02/05/24	381		14,263
Industrivarden AB-Class C	(3.040)	MS & Co. Int. PLC	02/05/24	381		(10,278)
Intertek Group PLC	(4.179)	MS & Co. Int. PLC	01/25/24	2		(2,456)
Investment Ab Latour-Class B	(3.040)	MS & Co. Int. PLC	02/05/24	8		(16,322)
ISS A/S	(2.827)	MS & Co. Int. PLC	02/02/24	2		(214)
Kellogg Co.	(4.800)	MS & Co. Int. PLC	02/09/24	—	(b)	(6,454)
Linde PLC	2.985	MS & Co. Int. PLC	02/02/24	1		7,489
Lyxor S&P 500 VIX Index	2.985	MS & Co. Int. PLC	02/02/24	3		46
Melrose Industries PLC	4.179	MS & Co. Int. PLC	01/25/24	39		(38,814)
Mondelez International, Inc.-Class A	4.800	MS & Co. Int. PLC	02/14/24	—	(b)	16,654
MSSTDEFS Index	(2.985)	MS & Co. Int. PLC	02/08/24	7		(2,129)
MSSTUKUD Index	(4.179)	MS & Co. Int. PLC	02/26/24	1		(4,019)
MSSTWKBS Index	(2.985)	MS & Co. Int. PLC	02/08/24	1		(1,711)
MSTRHMBD Index	(4.800)	MS & Co. Int. PLC	02/16/24	1		(1,466)
MSXXINDU Index	(4.800)	MS & Co. Int. PLC	02/16/24	2		(276)
Ramsay Health Care Ltd	0.000	MS & Co. Int. PLC	12/31/99	2		(901)
Reckitt Benckiser Group PLC	4.179	MS & Co. Int. PLC	01/25/24	5		19,520
Renishaw PLC	4.179	MS & Co. Int. PLC	01/25/24	6		(8,108)
Rentokil Initial PLC	4.179	MS & Co. Int. PLC	01/25/24	72		38,755
Rightmove PLC	4.179	MS & Co. Int. PLC	01/25/24	97		7,210
Rollins, Inc.	(4.800)	MS & Co. Int. PLC	02/09/24	3		(10,695)
Sagax AB-Class B	(3.040)	MS & Co. Int. PLC	02/05/24	2		978
Schroders PLC	0.000	MS & Co. Int. PLC	12/31/99	127		220
Schroders PLC (Ordinary)	0.000	MS & Co. Int. PLC	12/31/99	2		(11,665)
Scout24 AG	2.985	MS & Co. Int. PLC	02/02/24	10		12,795
SGS Ltd	(1.420)	MS & Co. Int. PLC	02/02/24	1		1,537
Skandinaviska Enskilda Ban-Class A	(3.040)	MS & Co. Int. PLC	02/05/24	18		(23,843)
Smith & Nephew PLC	4.179	MS & Co. Int. PLC	01/25/24	10		19,007
Stoxx Europe 600 Automobiles & Parts Index	2.985	MS & Co. Int. PLC	02/02/24	—	(b)	24
Stoxx Europe 600 Automobiles & Parts Index	(2.985)	MS & Co. Int. PLC	02/02/24	—	(b)	(61)
Stoxx Europe 600 Financial Services Index	(2.985)	MS & Co. Int. PLC	02/02/24	—	(b)	(4,941)
Stoxx Europe 600 Food & Beverage Index	(2.985)	MS & Co. Int. PLC	02/02/24	1		(248)
Stoxx Europe 600 Health Care Index	(2.985)	MS & Co. Int. PLC	02/02/24	—	(b)	(1,959)
Stoxx Europe 600 Industrial Goods & Services Index	(2.985)	MS & Co. Int. PLC	02/02/24	—	(b)	(5,516)
Stoxx Europe 600 Real Estate Index	(2.985)	MS & Co. Int. PLC	02/02/24	5		(11,231)
Stoxx Europe 600 Technology Index	(2.985)	MS & Co. Int. PLC	02/02/24	—	(b)	349
Stoxx Europe 600 Travel & Leisure Index	(2.985)	MS & Co. Int. PLC	02/02/24	1		(4,784)
Svenska Handelsbanken-Class A	(3.040)	MS & Co. Int. PLC	02/05/24	34		(29,451)
SX7E Index	(2.985)	MS & Co. Int. PLC	02/02/24	1		(250)
Taylor Wimpey PLC	(4.179)	MS & Co. Int. PLC	01/25/24	81		(11,510)
Teledyne Technologies, Inc.	4.800	MS & Co. Int. PLC	02/14/24	—	(b)	(7,905)

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index(a)	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Unrealized Application/ (Depreciation)*

TUI AG	2.985%	MS & Co. Int. PLC	02/02/24	33	$(7,156)
Universal Music Group BV	2.985	MS & Co. Int. PLC	02/02/24	14	(13,436)
Wallenstam AB-Class B	(3.040)	MS & Co. Int. PLC	02/05/24	14	1,240
Warner Music Group Corp-Class A	(4.800)	MS & Co. Int. PLC	02/09/24	10	6,556

TOTAL					$(152,925)

#

The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(a)	Payments made monthly.
(b)	Rounds to less than 1,000.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At April 30, 2023, the Fund had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Excercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contract
Calls
Unilever PLC MS & Co. Int. PLC		$50.000	06/16/2023	489	$2,445,000	$68,970	$28,742	$40,228

TOTAL				489	$2,445,000	$68,970	$28,742	$40,228

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Advanced Micro Devices, Inc.	$ 90.000	08/18/2023	16	$ 144,000	$ 15,120	$ 12,874	$ 2,246
Alexandria Real Estate Equitie	130.000	12/15/2023	30	390,000	27,450	35,163	(7,713)
Euro Stoxx	110.000	06/16/2023	551	6,061,000	31,875	45,369	(13,494)
Manchester United PLC	25.000	06/16/2023	102	255,000	21,420	25,462	(4,042)
Mongodb, Inc.	250.000	08/18/2023	2	50,000	5,830	5,990	(160)
Telephone And Data Systems, Inc.	12.500	05/19/2023	500	625,000	2,500	31,199	(28,699)
The Estee Lauder Cos., Inc.	260.000	10/20/2023	13	338,000	21,450	27,373	(5,923)

			1,214	$ 7,863,000	$ 125,645	$183,430	$(57,785)

Puts
Activision Blizzard, Inc.	75.000	08/18/2023	201	1,507,500	60,802	75,883	(15,081)
Amc Entertainment Holdings, Inc.	3.000	07/21/2023	125	37,500	8,125	10,650	(2,525)
Amc Entertainment Holdings, Inc.	4.000	07/21/2023	285	114,000	36,765	33,430	3,335
First Horizon Corp.	16.000	06/16/2023	312	499,200	53,040	58,509	(5,469)
Ishares IBOXX High Yield Corpo	73.000	07/21/2023	105	766,500	7,298	20,846	(13,548)
Manchester United PLC	18.000	05/19/2023	217	390,600	42,315	35,160	7,155

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued) April 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
SPDR S&P 500 ETF	$405.000	06/16/2023	10	$ 405,000	$ 5,100	$ 7,927	$ (2,827)
The Gap, Inc.	8.000	06/16/2023	500	400,000	13,000	16,765	(3,765)
Vnet Group, Inc.	4.000	06/16/2023	148	59,200	13,690	10,215	3,475
World Wrestling Entertainment	85.000	07/21/2023	72	612,000	5,760	15,302	(9,542)

			1,975	$ 4,791,500	$245,895	$ 284,687	$(38,792)

Total purchased option contracts			3,189	$12,654,500	$371,540	$ 468,117	$(96,577)

Written option contracts
Calls
First Horizon Corp.	21.000	06/16/2023	(312)	(655,200)	(17,940)	(26,043)	8,103
Manchester United PLC	30.000	06/16/2023	(102)	(306,000)	(10,455)	(8,383)	(2,072)
Travelcenters Of America, Inc.	85.000	06/16/2023	(164)	(1,394,000)	(20,910)	(31,697)	10,787
Travelcenters Of America, Inc.	85.000	09/15/2023	(22)	(187,000)	(2,475)	(5,345)	2,870
Visa, Inc.	235.000	05/19/2023	(10)	(235,000)	(2,490)	(3,451)	961

			(610)	$(2,777,200)	$(54,270)	$ (74,919)	$ 20,649

Puts
Activision Blizzard, Inc.	72.500	05/19/2023	(312)	(2,262,000)	(6,552)	(12,003)	5,451
Activision Blizzard, Inc.	65.000	08/18/2023	(201)	(1,306,500)	(14,673)	(20,697)	6,024
First Horizon Corp.	11.000	06/16/2023	(312)	(343,200)	(10,920)	(13,251)	2,331
Manchester United PLC	14.000	05/19/2023	(217)	(303,800)	(5,425)	(4,008)	(1,417)
World Wrestling Entertainment	85.000	05/19/2023	(72)	(612,000)	(720)	(4,570)	3,850
World Wrestling Entertainment	75.000	07/21/2023	(46)	(345,000)	(2,990)	(13,472)	10,482

			(1,160)	$(5,172,500)	$(41,280)	$ (68,001)	$ 26,721

Total written option contracts			(1,770)	$(7,949,700)	$(95,550)	$(142,920)	$ 47,370

TOTAL			1,419	$ 4,704,800	$275,990	$ 325,197	$ (49,207)

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	—Australian Dollar
BRL	—Brazil Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chilean Peso
CNH	—Chinese Yuan Renminbi Offshore
DKK	—Denmark Krone
EUR	—Euro
GBP	—British Pound
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
SEK	—Swedish Krona
TRY	—Turkish Lira
TWD	—Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

Abbreviations:
BofA Securities LLC	—Bank of America Securities LLC
ETF	—Exchange Traded Fund
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
SPDR	—Standard and Poor’s Depository Receipt

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Statement of Assets and Liabilities(a) April 30, 2023 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $78,436,667)	$80,678,704
Investments in affiliated issuers, at value (cost $51,283,006)	51,283,006
Purchased options, at value (premium paid $496,859)	440,510
Cash	100,574
Foreign currencies, at value (cost $127,027)	127,555
Unrealized gain on swap contracts	169,912
Unrealized gain on forward foreign currency exchange contracts	184,900
Receivables:
Collateral on certain derivative contracts(b)	14,263,870
Due from broker - upfront payment	730,790
Investments sold on an extended-settlement basis	577,734
Interest and dividends	574,516
Due from broker	435,241
Investments sold	244,898
Reimbursement from investment adviser	167,610
Foreign tax reclaims	65,732
Fund shares sold	6,105
Other assets	67,918

Total assets	150,119,575

Liabilities:
Securities sold short, at value (proceeds received $2,436,548)	2,393,472
Unrealized loss on forward foreign currency exchange contracts	350,516
Unrealized loss on swap contracts	322,837
Variation margin on futures contracts	219,553
Written option contracts, at value (premium received $142,920)	95,550
Payables:
Investments purchased	1,216,033
Management fees	179,401
Fund shares redeemed	123,371
Investments purchased on an extended-settlement basis	114,995
Due to broker	64,656
Dividends on securities sold short	17,670
Distribution and Service fees and Transfer Agency fees	8,370
Accrued expenses	1,103,237

Total liabilities	6,209,661

Net Assets:
Paid-in capital	183,333,131
Total distributable earnings (loss)	(39,423,218)

NET ASSETS	$143,909,913
Net Assets:
Class A	$8,670,161
Class C	1,291,325
Institutional	31,485,547
Investor	5,908,396
Class R6	36,999
Class R	29,038
Class P	96,488,447
Total Net Assets	$143,909,913
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	770,845
Class C	121,233
Institutional	2,752,831
Investor	519,705
Class R6	3,229
Class R	2,625
Class P	8,435,730
Net asset value, offering and redemption price per share:(c)
Class A	$11.25
Class C	10.65
Institutional	11.44
Investor	11.37
Class R6	11.46
Class R	11.06
Class P	11.44
(a)

Statement of Assets and Liabilities for the Fund is consolidated and includes the balances of the wholly-owned subsidiary, Cayman Commodity- MMA IV, LLC. Accordingly, all interfund balances and transactions have been eliminated.

(b)

Includes segregated cash of $6,098,870, $735,000, $1,350,000 and $6,080,000 relating to initial margin requirements and/or collateral on futures, forward foreign currency, options and swaps transactions, respectively.

(c)

Maximum public offering price per share for Class A Shares is $11.90. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Statement of Operations(a) For the Six Months Ended April 30, 2023 (Unaudited)

Investment Income:
Dividends — affiliated issuers	$1,195,046
Dividends — unaffiliated issuers (net of tax withholding of $29,768)	485,066
Interest	160,462

Total investment income	1,840,574

Expenses:
Management fees	1,398,032
Custody, accounting and administrative services	700,013
Professional fees	177,109
Dividend expense for securities sold short	76,302
Printing and mailing costs	57,616
Registration fees	50,278
Transfer Agency fees(b)	34,032
Trustee fees	16,766
Distribution and Service (12b-1) fees(b)	16,457
Prime broker fees	16,131
Service fees — Class C	1,872
Other	9,596

Total expenses	2,554,204

Less — expense reductions	(1,165,402)

Net expenses	1,388,802

NET INVESTMENT INCOME	451,772

Realized and unrealized gain (loss):
Net realized gain (loss) from:
Investments — unaffiliated issuers (including commission recapture of $2,345)	941,976
Securities sold short	32,017
Purchased options	(533,421)
Futures contracts	310,478
Written options	136,585
Swap contracts	845,176
Forward foreign currency exchange contracts	(1,387,510)
Foreign currency transactions	295,921
Net change in unrealized gain (loss) on:
Investments — unaffiliated issuers	2,394,280
Securities short sales	36,919
Purchased options	195,810
Futures contracts	(2,595,581)
Written options	58,862
Swap contracts	(172,588)
Forward foreign currency exchange contracts	(177,031)
Foreign currency translation	34,942

Net realized and unrealized gain	416,835

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$868,607

(a)

Statement of Operations for the Fund is consolidated and includes the balances of the wholly-owned subsidiary, Cayman Commodity- MMA IV, LLC. Accordingly, all interfund balances and transactions have been eliminated.

(b)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

Distribution and/or Service (12b-1) Fees			Transfer Agency Fees
Class A	Class C	Class R	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P
$10,768	$5,617	$72	$6,892	$1,198	$6,709	$4,673	$6	$24	$14,530

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Statements of Changes in Net Assets(a)

	Multi-Manager Alternatives Fund

	For the Six Months Ended April 30, 2023 (Unaudited)	For the Fiscal Year Ended October 31, 2022

From operations:

Net investment income (loss)	$ 451,772	$ (1,568,896)

Net realized gain	641,222	6,251,004

Net change in unrealized loss	(224,387)	(13,265,978)

Net increase (decrease) in net assets resulting from operations	868,607	(8,583,870)

Distributions to shareholders:

From distributable earnings:

Class A Shares	(19,132)	—

Institutional Shares	(170,765)	—

Investor Shares	(25,221)	—

Class R6 Shares	(185)	—

Class P Shares	(484,761)	—

Total distributions to shareholders	(700,064)	—

From share transactions:

Proceeds from sales of shares	4,715,765	21,896,074

Reinvestment of distributions	692,421	—

Cost of shares redeemed	(12,657,194)	(38,848,647)

Net decrease in net assets resulting from share transactions	(7,249,008)	(16,952,573)

TOTAL DECREASE	(7,080,465)	(25,536,443)

Net assets:

Beginning of period	150,990,378	176,526,821

End of period	$143,909,913	$150,990,378

(a)

Statements of Changes in Net Assets for the Fund is consolidated and includes the balances of the wholly-owned subsidiary, Cayman Commodity — MMA IV, LLC. Accordingly, all interfund balances and transactions have been eliminated.

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Multi-Manager Alternatives Fund

	Class A Shares

	Six Months Ended April 30, 2023 (Unaudited)
			Year Ended October 31,
			2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$11.22		$11.86	$10.66	$10.48	$9.91	$10.22

Net investment income (loss)(a)	0.02		(0.14)	(0.07)	(0.01)	0.04	(0.04)

Net realized and unrealized gain (loss)	0.03		(0.50)	1.27	0.25	0.53	(0.27)

Total from investment operations	0.05		(0.64)	1.20	0.24	0.57	(0.31)

Distributions to shareholders from net investment income	(0.02)		—	—	(0.06)	—	—

Net asset value, end of period	$11.25		$11.22	$11.86	$10.66	$10.48	$9.91

Total return(b)	0.31%		(5.31)%	11.26%	2.33%	5.75%	(3.03)%

Net assets, end of period (in 000s)	$8,670		$8,666	$7,943	$8,015	$11,538	$19,155

Ratio of net expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	2.18	%(c)	2.18%	2.15%	2.13%	2.12%	2.31%

Ratio of net expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	2.16	%(c)	2.08%	2.08%	2.07%	2.07%	2.23%

Ratio of total expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	3.82	%(c)	3.38%	3.36%	4.32%	3.51%	2.91%

Ratio of total expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	3.80	%(c)	3.29%	3.30%	4.27%	3.46%	2.82%

Ratio of net investment income (loss) to average net assets	0.34	%(c)	(1.21)%	(0.63)%	(0.17)%	0.39%	(0.43)%

Portfolio turnover rate(d)	102%		236%	269%	222%	202%	232%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Multi-Manager Alternatives Fund

	Class C Shares
	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31,
			2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$10.64		$11.34	$10.26	$10.11	$9.62	$10.00

Net investment loss(a)	(0.02)		(0.24)	(0.15)	(0.09)	(0.03)	(0.12)

Net realized and unrealized gain (loss)	0.03		(0.46)	1.23	0.24	0.52	(0.26)

Total from investment operations	0.01		(0.70)	1.08	0.15	0.49	(0.38)

Net asset value, end of period	$10.65		$10.64	$11.34	$10.26	$10.11	$9.62

Total return(b)	0.00	%(c)	(6.08)%	10.53%	1.48%	4.98%	(3.70)%

Net assets, end of period (in 000s)	$1,291		$1,810	$3,544	$5,045	$7,646	$12,333

Ratio of net expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	2.93	%(d)	2.93%	2.89%	2.88%	2.87%	3.07%

Ratio of net expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	2.91	%(d)	2.83%	2.84%	2.82%	2.82%	2.99%

Ratio of total expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	4.55	%(d)	4.11%	4.15%	5.09%	4.27%	3.65%

Ratio of total expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	4.53	%(d)	4.01%	4.09%	5.03%	4.21%	3.57%

Ratio of net investment loss to average net assets	(0.45	)%(d)	(2.16)%	(1.39)%	(0.92)%	(0.36)%	(1.23)%

Portfolio turnover rate(e)	102%		236%	269%	222%	202%	232%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Amount is less than 0.005%.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Multi-Manager Alternatives Fund

	Institutional Shares

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31,
			2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$11.42		$12.04	$10.78	$10.62	$10.00	$10.28

Net investment income (loss)(a)	0.04		(0.11)	(0.03)	0.01	0.07	(0.01)

Net realized and unrealized gain (loss)	0.04		(0.51)	1.29	0.26	0.55	(0.27)

Total from investment operations	0.08		(0.62)	1.26	0.27	0.62	(0.28)

Distributions to shareholders from net investment income	(0.06)		—	—	(0.11)	—	—

Net asset value, end of period	$11.44		$11.42	$12.04	$10.78	$10.62	$10.00

Total return(b)	0.49%		(5.07)%	11.58%	2.66%	6.20%	(2.72)%

Net assets, end of period (in 000s)	$31,486		$35,165	$54,438	$67,354	$158,958	$361,962

Ratio of net expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	1.87	%(c)	1.86%	1.82%	1.81%	1.80%	1.97%

Ratio of net expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	1.85	%(c)	1.76%	1.76%	1.75%	1.74%	1.89%

Ratio of total expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	3.44	%(c)	3.00%	3.00%	3.94%	3.03%	2.51%

Ratio of total expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	3.42	%(c)	2.90%	2.94%	3.88%	2.98%	2.43%

Ratio of net investment income (loss) to average net assets	0.63	%(c)	(0.98)%	(0.28)%	0.14%	0.71%	(0.12)%

Portfolio turnover rate(d)	102%		236%	269%	222%	202%	232%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Multi-Manager Alternatives Fund

	Investor Shares
	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31,
			2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$11.35		$11.97	$10.73	$10.56	$9.95	$10.24

Net investment income (loss)(a)	0.03		(0.12)	(0.04)	0.01	0.07	(0.03)

Net realized and unrealized gain (loss)	0.04		(0.50)	1.28	0.26	0.54	(0.26)

Total from investment operations	0.07		(0.62)	1.24	0.27	0.61	(0.29)

Distributions to shareholders from net investment income	(0.05)		—	—	(0.10)	—	—

Net asset value, end of period	$11.37		$11.35	$11.97	$10.73	$10.56	$9.95

Total return(b)	0.42%		(5.10)%	11.56%	2.59%	6.02%	(2.73)%

Net assets, end of period (in 000s)	$5,908		$5,853	$7,478	$10,061	$12,457	$30,347

Ratio of net expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	1.93	%(c)	1.93%	1.89%	1.88%	1.87%	2.09%

Ratio of net expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	1.91	%(c)	1.83%	1.83%	1.82%	1.82%	2.01%

Ratio of total expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	3.57	%(c)	3.12%	3.10%	4.07%	3.23%	2.64%

Ratio of total expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	3.55	%(c)	3.02%	3.04%	4.02%	3.18%	2.56%

Ratio of net investment income (loss) to average net assets	0.59	%(c)	(1.07)%	(0.38)%	0.07%	0.63%	(0.26)%

Portfolio turnover rate(d)	102%		236%	269%	222%	202%	232%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Multi-Manager Alternatives Fund

	Class R6 Shares
	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31,				Period Ended October 31, 2018(a)
			2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$11.44		$12.05	$10.79	$10.63	$10.01	$10.22

Net investment income (loss)(b)	0.04		(0.10)	(0.04)	0.02	0.08	0.01

Net realized and unrealized gain (loss)	0.04		(0.51)	1.30	0.25	0.54	(0.22)

Total from investment operations	0.08		(0.61)	1.26	0.27	0.62	(0.21)

Distributions to shareholders from net investment income	(0.06)		—	—	(0.11)	—	—

Net asset value, end of period	$11.46		$11.44	$12.05	$10.79	$10.63	$10.01

Total return(c)	0.59%		(5.06)%	11.68%	2.60%	6.19%	(2.05)%

Net assets, end of period (in 000s)	$37		$37	$12	$11	$10	$10

Ratio of net expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	1.86	%(d)	1.87%	1.83%	1.81%	1.79%	1.90	%(d)

Ratio of net expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	1.84	%(d)	1.77%	1.76%	1.76%	1.74%	1.81	%(d)

Ratio of total expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	3.44	%(d)	3.01%	2.96%	3.93%	3.23%	2.63	%(d)

Ratio of total expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	3.41	%(d)	2.91%	2.89%	3.88%	3.18%	2.54	%(d)

Ratio of net investment income (loss) to average net assets	0.66	%(d)	(0.91)%	(0.30)%	0.12%	0.75%	0.13	%(d)

Portfolio turnover rate(e)	102%		236%	269%	222%	202%	232%

(a)	Commenced operations on February 28, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Multi-Manager Alternatives Fund

	Class R Shares
	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31,
			2022	2021	2020	2019	2018

Per Share Data

Net asset value beginning of period	$11.02		$11.68	$10.52	$10.37	$9.82	$10.15

Net investment income (loss)(a)	0.00		(0.17)	(0.10)	(0.05)	0.02	(0.09)

Net realized and unrealized gain (loss)	0.04		(0.49)	1.26	0.26	0.53	(0.24)

Total from investment operations	0.04		(0.66)	1.16	0.21	0.55	(0.33)

Distributions to shareholders from net investment income	—		—	—	(0.06)	—	—

Net asset value, end of period	$11.06		$11.02	$11.68	$10.52	$10.37	$9.82

Total return(b)	0.27%		(5.57)%	11.03%	1.98%	5.60%	(3.25)%

Net assets, end of period (in 000s)	$29		$29	$31	$27	$27	$25

Ratio of net expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	2.43	%(c)	2.42%	2.39%	2.38%	2.38%	2.61%

Ratio of net expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	2.41	%(c)	2.32%	2.33%	2.32%	2.32%	2.53%

Ratio of total expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	4.06	%(c)	3.62%	3.59%	4.56%	3.86%	3.12%

Ratio of total expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	4.04	%(c)	3.52%	3.53%	4.50%	3.81%	3.04%

Ratio of net investment income (loss) to average net assets	0.08	%(c)	(1.50)%	(0.87)%	(0.44)%	0.15%	(0.91)%

Portfolio turnover rate(d)	102%		236%	269%	222%	202%	232%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Multi-Manager Alternatives Fund

	Class P Shares
	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31,				Period Ended October 31, 2018(a)
			2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$11.42		$12.04	$10.78	$10.62	$10.00	$10.21

Net investment income (loss)(b)	0.04		(0.11)	(0.03)	0.02	0.08	0.02

Net realized and unrealized gain (loss)	0.04		(0.51)	1.29	0.25	0.54	(0.23)

Total from investment operations	0.08		(0.62)	1.26	0.27	0.62	(0.21)

Distributions to shareholders from net investment income	(0.06)		—	—	(0.11)	—	—

Net asset value, end of period	$11.44		$11.42	$12.04	$10.78	$10.62	$10.00

Total return(c)	0.50%		(5.07)%	11.69%	2.60%	6.20%	(2.06)%

Net assets, end of period (in 000s)	$96,488		$99,431	$103,080	$59,182	$73,641	$108,718

Ratio of net expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	1.86	%(d)	1.85%	1.81%	1.80%	1.79%	1.83	%(d)

Ratio of net expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	1.84	%(d)	1.75%	1.76%	1.74%	1.73%	1.74	%(d)

Ratio of total expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	3.44	%(d)	2.99%	2.91%	3.93%	3.13%	2.68	%(d)

Ratio of total expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	3.42	%(d)	2.89%	2.85%	3.88%	3.08%	2.58	%(d)

Ratio of net investment income (loss) to average net assets	0.66	%(d)	(0.93)%	(0.29)%	0.15%	0.73%	0.45	%(d)

Portfolio turnover rate(e)	102%		236%	269%	222%	202%	232%

(a)	Commenced operations on April 16, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Notes to Financial Statements April 30, 2023 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust II (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust includes the Goldman Sachs Multi-Manager Alternatives Fund (the “Fund”). The Fund is a diversified portfolio and currently offers seven classes of shares: Class A, Class C, Institutional, Investor, Class R6, Class R and Class P Shares.

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust. As of April 30, 2023, GSAM had sub-advisory agreements (the “Sub-Advisory Agreements”) for the Fund with Algert Global LLC (“Algert”), Artisan Partners Limited Partnership (“Artisan Partners”), Bardin Hill Arbitrage IC Management LP (“Bardin Hill”), Brigade Capital Management, LP (“Brigade”), Crabel Capital Management, LLC (“Crabel”), GQG Partners LLC (“GQG Partners”), Longfellow Investment Management Co., LLC (“Longfellow”), Marathon Asset Management, L.P. (“Marathon”), Russell Investments Commodity Advisor, LLC (“RICA”), TCW Investment Management Company LLC (“TCW”), Trium Capital LLP (“Trium”) and Wellington Management Company LLP (“Wellington”) (the “Underlying Managers”). Crabel also serves as an Underlying Manager for the Subsidiary (as defined below). Pursuant to the terms of the Sub-Advisory Agreements, the Underlying Managers are responsible for making investment decisions and managing the investments of the Fund. GSAM compensates the Underlying Managers directly in accordance with the terms of the Sub-Advisory Agreements. The Fund is not charged any separate or additional investment advisory fees by the Underlying Managers.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. The Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Basis of Consolidation for the Goldman Sachs Multi-Manager Alternatives Fund — The Cayman Commodity — MMA IV, LLC (the “Subsidiary”), a Cayman Islands exempted company, is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund to enable the Fund to gain exposure to certain types of commodity-linked derivative instruments. The Fund is the sole shareholder of the Subsidiary and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation. As of April 30, 2023, the Fund’s net assets were $143,909,913 of which, $3,341,640 or 2.3%, represented the Subsidiary’s net assets.

B.  Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

C.  Investment Income and Investments — Investment income includes interest income, dividend income and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments.

Distributions received from the Fund’s investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Fund as a reduction to the cost basis of the REIT.

34

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Consolidated Statement of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. For treasury inflation protected securities (“TIPS”), adjustments to principal due to inflation/ deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.

D.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of the Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by the Fund are charged to the Fund, while such expenses incurred by the Trust are allocated across the Fund on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service fees.

E.  Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid annually.

The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Fund’s net assets on the Consolidated Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

F.  Foreign Currency Translation — The accounting records and reporting currency of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Consolidated Statement of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

G.  Commission Recapture — GSAM, on behalf of certain Funds, may direct portfolio trades, subject to seeking best execution, to various brokers who have agreed to rebate a portion of the commissions generated. Such rebates are made directly to the Fund as cash payments and are included in net realized gain (loss) from investments on the Consolidated Statement of Operations.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or

35

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Notes to Financial Statements (continued) April 30, 2023 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. With respect to the Fund’s investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Special Purpose Acquisition Companies — The Fund may invest in stock of, warrants to purchase stock of, and other interests in, special purpose acquisition companies or similar special purpose entities that pool funds to seek potential merger and acquisition opportunities (collectively, “SPACs”). SPACs are companies that have no operations but go public with the intention of merging with or acquiring a company using the proceeds of the SPAC’s initial public offering. Stock purchased in a SPAC’s initial public offering are valued the same as other equity securities as noted above. Certain private SPAC investments (e.g. “founder shares” and private warrants), however, may be subject to forfeiture or expire worthless if certain events do not take place. A Probability Value Adjustment (PVA) is applied to such securities until such contingencies have been satisfied. An LVA may also

36

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

be applied to securities which are subject to externally imposed and legally enforceable trading restrictions. Such positions are generally classified as Level 3. The Fund may also enter into an unfunded commitment to purchase securities in a PIPE transaction and will satisfy the commitment if and when the SPAC completes its merger or acquisition. The Fund may purchase securities in a SPAC PIPE transaction only upon such contingencies being satisfied. Such investments are valued similar to founder shares mentioned above and are generally classified as Level 3.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Securities Sold Short — Securities sold short are those securities which the Fund has sold but which it does not own. When the Fund sells a security it does not own, it must borrow the security that was sold and generally delivers the proceeds from the short sale to the broker through which it made the short sale. In addition, cash and certain investments in securities may be used to collateralize the securities sold short. Each day the securities sold short transaction is open, the liability to replace the borrowed security is marked to market and an unrealized gain or loss is recorded. While the transaction remains open, the Fund may also incur expenses for any dividends or interest which will be paid to the lender of the securities as well as a fee to borrow the delivered security. During the term of the short sale, the value of the securities pledged as collateral on short sales is required to exceed the value of the securities sold short. The market value of securities pledged as collateral is included in the Consolidated Schedule of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received, if any, is reported separately on the Consolidated Statement of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Schedule of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

37

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Notes to Financial Statements (continued) April 30, 2023 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

i.  Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii.  Options — When the Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv.  Swap Contracts — Bilateral swap contracts are agreements in which the Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, the Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A total return swap is an agreement that gives the Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices, or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

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GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C.   Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of April 30, 2023:

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$1,559,935	$1,799,630	$—

Australia and Oceania	1,554,292	2,394,076	—

Europe	2,573,594	10,550,147	—

North America	32,735,294	—	—

South America	635,192	—	—

Fixed Income

U.S. Treasury Obligations	13,931,493	—	—

Special Purpose Acquisition Company	12,153,571	—	—

Preferred Stocks	—	755,176	—

Warrants	—	36,304	—

Investment Company	51,283,006	—	—

Total	$116,426,377	$15,535,333	$—

Liabilities

Common Stock and/or Other Equity Investments(a)

North America	$(2,393,472)	$—	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(b)	$—	$184,900	$—

Futures Contracts(b)	915,273	—	—

Total Return Swap Contracts(b)	—	169,912	—

Purchased Option Contracts	440,510	—	—

Total	$1,355,783	$354,812	$—

Liabilities

Forward Foreign Currency Exchange Contracts(b)	$—	$(350,516)	$—

Futures Contracts(b)	(1,899,945)	—	—

Total Return Swap Contracts(b)	—	(322,837)	—

Written Option Contracts	(95,550)	—	—

Total	$(1,995,495)	$(673,353)	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Consolidated Schedule of Investments.

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GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Notes to Financial Statements (continued) April 30, 2023 (Unaudited)

4. INVESTMENTS IN DERIVATIVES

The following table sets forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of April 30, 2023. These instruments were used as part of the Fund’s investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Fund’s net exposure.

Risk	Consolidated Statement of Assets and Liabilities	Assets		Consolidated Statement of Assets and Liabilities	Liabilities

Commodity	Variation margin on futures contracts	$386,511	(a)	Variation margin on futures contracts	$(313,730	)(a)

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts; Variation margin on futures contracts	190,785	(a)	Payable for unrealized loss on forward foreign currency exchange contracts; Variation margin on futures contracts	(352,232	)(a)

Equity	Receivable for unrealized gain on swap contracts; Variation margin on futures contracts; and Purchased options, at value	1,114,054	(a)	Payable for unrealized loss on swap contracts; Variation margin on futures contracts; Written option contracts	(1,457,036	)(a)(b)

Interest rate	Variation margin on futures contracts	19,115	(a)	Variation margin on futures contracts	(9,660	)(a)

Total		$1,710,465			$(2,132,658)

(a)

Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

(b)

Aggregate of amounts include $322,837, which represents the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, the Fund’s performance, their failure to pay on their obligations or failure to pledge collateral. Such amount does not include incremental charges directly associated with the close-out of the agreements. It also does not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amounts and for which the Fund is entitled to a full return.

The following table sets forth, by certain risk types, the Fund’s gains (losses) related to these derivatives and their indicative volumes for the six months ended April 30, 2023. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Consolidated Statement of Operations:

Risk	Consolidated Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Commodity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$(477,730)	$24,893

Currency	Net realized gain (loss) from forward foreign currency exchange Contracts and futures contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts and futures contracts	(1,381,338)	(177,530)

Equity	Net realized gain (loss) from purchased options, futures contracts, swap contracts and written options/Net change in unrealized gain (loss) on purchase options, futures contracts, swaps contracts and written options	1,767,485	(2,541,373)

Interest rate	Net realized gain (loss) from swap contracts and futures contracts/Net change in unrealized gain (loss) on futures contracts	(537,109)	3,482

Total		$(628,692)	$(2,690,528)

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GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

4. INVESTMENTS IN DERIVATIVES (continued)

For the six months ended April 30, 2023, the relevant values for each derivative type were as follows:

Average Number of Contracts, Notional Amounts, or Shares/Units(a)

Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Written Options

962	$92,102,320	$27,233,855	229,549	84,420

(a)

Amounts disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, swap agreements for purchased options and written options, based on absolute values, which is indicative of volume for this derivative type, for the months that the Fund held such derivatives during the period ended April 30, 2023.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Fund’s average daily net assets. For the six months ended April 30, 2023, contractual and effective net management fees with GSAM were at the following rates:

Contractual Management Rate				Effective Rate	Effective Net Management Rate*^(a)
First $2 billion	Next $3 billion	Next $3 billion	Over $8 billion

1.90%	1.80%	1.71%	1.68%	1.90%	1.50%

*

GSAM has agreed to waive a portion of its management fee in order to achieve a net management fee rate of 1.57% as an annual percentage of the average daily net assets of the Fund as defined in the Fund’s most recent prospectus. This arrangement will be effective through at least February 28, 2024, and prior to such date GSAM may not terminate the arrangement without the approval of the Trustees.

^	Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any.
(a)	Reflects combined management fees paid to GSAM under the Agreement and the Subsidiary Agreements as defined below after waivers.

The Fund invests in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Fund in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Fund invests. For the six months ended April 30, 2023, GSAM waived $47,787 of the Fund’s management fee.

GSAM also provides management services to the Subsidiary pursuant to a Subsidiary Management Agreement (the “Subsidiary Agreement”) and is entitled to a management fee accrued daily and paid monthly, equal to an annual percentage rate of 0.42% of the Subsidiary’s average daily net assets. In consideration of the Subsidiary’s management fee, and for as long as the Subsidiary Agreement remains in effect, GSAM has contractually agreed to waive irrevocably a portion of the Fund’s management fee in an amount equal to the management fee accrued and paid to GSAM by the Subsidiary under the Subsidiary Agreement. For the six months ended April 30, 2023, GSAM waived $6,912 of the Fund’s management fee.

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of the Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Fund, as applicable, as set forth below.

41

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Notes to Financial Statements (continued) April 30, 2023 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The Trust, on behalf of Class C Shares of the Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Fund, as set forth below.

	Distribution and/or Service Plan Rates

	Class A*	Class C	Class R*

Distribution and/or Service Plan	0.25%	0.75%	0.50%

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Fund pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended April 30, 2023, Goldman Sachs retained the following amounts:

Front End Sales Charge

Fund	Class A

Multi-Manager Alternatives	$30,664

During the six months ended April 30, 2023, Goldman Sachs did not retain any portion of Class C Shares’ CDSC.

D.  Service Plan — The Trust, on behalf of the Fund, has adopted a Service Plan to allow Class C Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C Shares of the Fund.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Fund for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.16% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.04% of the average daily net assets of Institutional Shares; and 0.03% of the average daily net assets of Class R6 and Class P Shares. Goldman Sachs has agreed to waive a portion of the transfer agency fees equal to 0.06% of the average daily net assets attributable to Class A, Class C, Investor and Class R Shares of the Fund through at least February 28, 2024 (the “TA Fee Waiver”). Prior to such date, Goldman Sachs may not terminate the arrangement without approval of the Board of Trustees.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Fund (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, dividends and interest payments on securities sold short, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.194% of the average daily net assets of the Fund and limit the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, dividend and interest payments on securities sold short, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) of Class A, Class C, Institutional, Investor, Class R6, Class R and Class P Shares to (after the application of the TA Fee Waiver described above) 2.12%, 2.87%, 1.80%, 1.87%, 1.79%, 2.37%, and 1.79%, respectively. These Other Expense limitations will remain in effect through at least February 28, 2024, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees.

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GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

In addition, the Fund has entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Fund’s expenses and are received irrespective of the application of the “Other Expense” limitations described above. For the six months ended April 30, 2023, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Waivers/Credits	Other Expense Reimbursements	Total Expense Reductions

Multi-Manager Alternatives	$291,335	$4,795	$869,272	$1,165,402

G.  Line of Credit Facility — As of April 30, 2023, the Fund participated in a $1,110,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Fund based on the amount of the commitment that has not been utilized. For the six months ended April 30, 2023, the Fund did not have any borrowings under the facility. Prior to April 19, 2023, the facility was $1,250,000,000.

H.  Other Transactions with Affiliates — For the six months ended April 30, 2023, Goldman Sachs earned $2,743 in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Fund.

As of April 30, 2023, The Goldman Sachs Group, Inc. was the beneficial owner of approximately 31% of Class R6 and 99% of Class R Shares of the Fund.

The table below shows the transaction in and earnings from investments in the Goldman Sachs Financial Square Government Fund for the six months ended April 30, 2023.

Fund	Underlying Fund	Beginning Value as of October 31, 2022	Purchases at Cost	Proceeds from Sales	Ending Value as of April 30, 2023	Shares as of April 30, 2023	Dividend Income

Multi-Manager Alternatives	Goldman Sachs Financial Square Government Fund — Institutional Shares	$54,883,978	$142,304,213	$(145,905,185)	$51,283,006	51,283,006	$1,195,046

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended April 30, 2023, were as follows:

Fund	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of (Excluding U.S. Government and Agency Obligations)

Multi-Manager Alternatives	$89,051,727	$76,230,874

43

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Notes to Financial Statements (continued) April 30, 2023 (Unaudited)

6. PORTFOLIO SECURITIES TRANSACTIONS (continued)

The following table sets forth the Fund’s net exposure for short securities that are subject to enforceable master netting arrangements or similar agreements as of April 30, 2023:

Counterparty	Securities Sold Short(1)	Collateral Pledged	Net Amount(2)

State Street Bank & Trust	(2,393,472)	$2,578,273	$184,801

(1)	Gross amounts available for offset but not netted in the Consolidated Statement of Assets and Liabilities.
(2)

Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any over-collateralized amounts.

7. TAX INFORMATION

As of the Fund’s most recent fiscal year end, October 31, 2022, the Fund’s capital loss carryforwards and certain timing differences on a tax basis were as follows:

Capital loss carryforwards:

Perpetual Short-Term	$(38,910,611)

Timing differences (Straddle Loss Deferral)	(67,381)

As of April 30, 2023, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$132,646,013

Gross unrealized gain	4,050,943

Gross unrealized loss	(4,735,246)

Net unrealized loss	$(684,303)

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts, net mark to market gains/(losses) on foreign currency contracts, and differences in the tax treatment of underlying fund investments, passive foreign investment company investments, and swap transactions.

GSAM has reviewed the Fund’s tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Fund’s risks include, but are not limited to, the following:

Derivatives Risk - The Fund’s use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Fund will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves

44

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

8. OTHER RISKS (continued)

investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. Such market rates are generally the Secured Overnight Financing Rate, London Interbank Offered Rate (“LIBOR”), the Prime Rate of a designated U.S. bank, the Federal Funds Rate, or another base lending rate used by commercial lenders. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, the Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

At the end of 2021, certain LIBORs were discontinued, but the most widely used LIBORs may continue to be provided on a representative basis until June 2023. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate may also adversely affect the Fund’s performance and/or NAV.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — The Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

45

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Notes to Financial Statements (continued) April 30, 2023 (Unaudited)

8. OTHER RISKS (continued)

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. The Fund may face a heightened level of interest rate risk in connection with the type and extent of certain monetary policy changes made by the Federal Reserve, such as target interest rate changes. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Fund‘s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Multi-Manager Approach Risk — The Fund’s performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Fund’s multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Fund’s performance depending on the performance of those investments and the overall market environment. The Fund’s Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Fund. Because the Fund’s Underlying Managers

46

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

8. OTHER RISKS (continued)

may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Fund, the Fund may be subject to greater counterparty risk than if it was managed directly by the Investment Adviser.

Short Position Risk — The Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that the Fund may purchase for investment. Taking short positions involves leverage of the Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited.

Special Purpose Acquisition Companies Risk — The Fund may invest in stock, warrants, and other securities of SPACs or similar special purpose entities that pool funds to seek potential acquisition opportunities. Because SPACs and similar entities are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, in a predetermined time frame (typically 18-24 months) the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. An investment in a SPAC is subject to a variety of risks, including that (i) a portion of the monies raised by the SPAC for the purpose of effecting an acquisition or merger may be expended prior to the transaction for payment of taxes and other purposes; (ii) prior to any acquisition or merger, a SPAC’s assets are typically invested in U.S. government securities, money market funds and similar investments whose returns or yields may be significantly lower than those of the Fund’s other investments; (iii) the Fund generally will not receive significant income from its investments in SPACs and, therefore, the Fund’s investments in SPACs will not significantly contribute to the Fund’s distributions to shareholders; (iv) an attractive acquisition or merger target may not be identified at all, in which case the SPAC will be required to return any remaining monies to shareholders, or an attractive acquisition target may become scarce if the number of SPACs seeking to acquire operating businesses increases, which could negatively impact the value of SPAC shares held by the Fund; (v) under any circumstances in which the Fund receives a refund of all or a portion of its original investment (which typically represents a pro rata share of the proceeds of the SPAC’s assets, less any applicable taxes), the returns on that investment may be negligible, and the Fund may be subject to opportunity costs to the extent that alternative investments would have produced higher returns; (vi) the Fund may be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled; (vii) an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC; (viii) only a thinly traded market for shares of or interests in a SPAC may develop, or there may be no market at all, leaving the Fund unable to sell its interest in a SPAC or to sell its interest only at a price below what the Fund believes is the SPAC interest’s intrinsic value; and (ix) the values of investments in SPACs may be highly volatile and may depreciate significantly over time.

Tax Risk — The Fund will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and/ or commodity index-linked structured notes, as applicable. Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes (the “Notes Rulings”) or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. However, the Fund has not received a PLR, and is/are not able to rely on PLRs issued to other taxpayers. The IRS recently issued final regulations that, would generally treat the Fund’s income inclusion with respect to a subsidiary as qualifying income either if (A) there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion or (B) such inclusion is derived with respect to the Fund’s business of investing in stock, securities, or currencies.

The IRS also issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act of 1940. In connection with issuing such revenue procedure, the IRS has revoked the Notes Ruling on a prospective basis. In light of the revocation of the Notes Rulings, the Fund has limited its investments in commodity index-linked structured notes. The Fund has obtained an opinion of counsel that the Fund’s income from investments in the Subsidiary should constitute “qualifying

47

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Notes to Financial Statements (continued) April 30, 2023 (Unaudited)

8. OTHER RISKS (continued)

income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Fund’s income from such investments was not “qualifying income,” in which case the Fund would fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income were derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

At a meeting held on June 6-7, 2023, upon the recommendation of GSAM, the Trustees of the Trust approved certain changes to the Fund’s name and principal investment strategy, amongst other changes. The Fund’s name will change to the “Goldman Sachs Multi-Strategy Alternatives Fund” and instead of allocating assets of the Fund among one or more of the Fund’s current sub-advisers, GSAM’s Quantitative Investment Strategies Team will manage the Fund directly. However, the Fund’s current investment objective to seek long-term growth of capital will not change. The Trustees also agreed to lower the contractual management fee rate of the Fund from 1.90% to 0.75% of the Fund’s average daily net assets. The changes are expected to take place after the close of business on or about September 22, 2023.

Subsequent events after the Consolidated Statement of Assets and Liabilities date, other than the above, have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

11. SUMMARY OF SHARE TRANSACTIONS

 Share activity is as follows:

	Multi-Manager Alternatives Fund

	For the Six Months Ended April 30, 2023 (Unaudited)		For the Fiscal Year Ended October 31, 2022

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	80,300	$897,034	228,560	$2,589,593

Reinvestment of distributions	1,655	18,502	—	—

Shares redeemed	(83,505)	(935,220)	(125,663)	(1,439,448)

	(1,550)	(19,684)	102,897	1,150,145

Class C Shares

Shares sold	227	2,387	4,047	45,050

Shares redeemed	(49,048)	(519,232)	(146,539)	(1,578,078)

	(48,821)	(516,845)	(142,492)	(1,533,028)

Institutional Shares

Shares sold	198,766	2,262,274	628,917	7,341,641

Reinvestment of distributions	14,428	163,755	—	—

Shares redeemed	(538,861)	(6,136,680)	(2,070,507)	(24,657,300)

	(325,667)	(3,710,651)	(1,441,590)	(17,315,659)

Investor Shares

Shares sold	51,727	584,744	119,216	1,376,997

Reinvestment of distributions	2,234	25,218	—	—

Shares redeemed	(49,958)	(564,594)	(228,237)	(2,628,654)

	4,003	45,368	(109,021)	(1,251,657)

Class R6 Shares

Shares sold	—	—	2,235	27,024

Reinvestment of distributions	16	185	—	—

Shares redeemed	(11)	(128)	—	—

	5	57	2,235	27,024

Class R Shares

Shares sold	—	—	—	—

Reinvestment of distributions	—	—	—	—

Shares redeemed	—	—	—	—

	—	—	—	—

Class P Shares

Shares sold	85,368	969,326	888,469	10,515,769

Reinvestment of distributions	42,710	484,761	—	—

Shares redeemed	(396,014)	(4,501,340)	(745,158)	(8,545,167)

	(267,936)	(3,047,253)	143,311	1,970,602

NET DECREASE	(639,966)	$(7,249,008)	(1,444,660)	$(16,952,573)

49

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Fund Expenses — Six Month Period Ended April 30, 2023 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Investor, Class R6, Class R or Class P Shares of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), contingent deferred sales charges on redemptions (with respect to Class C Shares), and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to Class A and Class R Shares); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Investor, Class R6, Class R or Class P Shares of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 01, 2022 through April 30, 2023, which represents a period of 181 days of a 365 day year. This projection assumes that annualized expense ratios were in effect during the period.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Multi-Manager Alternatives Fund
Share Class	Beginning Account Value 11/1/22	Ending Account Value 4/30/23	Expenses Paid for the 6 months ended 4/30/23*
Class A
Actual	$1,000.00	$1,003.10	$10.84
Hypothetical 5% return	1,000.00	1,014.00+	10.90
Class C
Actual	1,000.00	1,000.00	14.51
Hypothetical 5% return	1,000.00	1,010.30+	14.59
Institutional
Actual	1,000.00	1,004.90	9.30
Hypothetical 5% return	1,000.00	1,015.50+	9.35
Investor
Actual	1,000.00	1,004.20	9.60
Hypothetical 5% return	1,000.00	1,015.20+	9.65
Class R6
Actual	1,000.00	1,005.90	9.24
Hypothetical 5% return	1,000.00	1,015.60+	9.29
Class R
Actual	1,000.00	1,002.70	12.06
Hypothetical 5% return	1,000.00	1,012.70+	12.12
Class P
Actual	1,000.00	1,005.00	9.26
Hypothetical 5% return	1,000.00	1,015.60+	9.31

*

Expenses for each share class are calculated using the Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2023. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P
Multi-Manager Alternatives	2.18%	2.93%	1.87%	1.93%	1.86%	2.43%	1.86%

+	Hypothetical expenses are based on the Fund’s actual annualized net expenses ratios and an assumed rate of return of 5% per year before expenses.

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GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Liquidity Risk Management Program (Unaudited)

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 2, 2023, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”). Among other things, the annual report discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; (2) an assessment of the methodologies used to classify investments into one of four liquidity categories; (3) the impact of local holidays in non-U.S. jurisdictions; and (4) the impact of geopolitical, market and economic developments and events on liquidity and liquidity risk. The report concluded that the Program continues to be reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

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FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.41 trillion in assets under supervision as of March 31, 2023, Goldman Sachs Asset Management has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. Goldman Sachs Asset Management leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Bond Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Large Cap Core Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Mid Cap Growth Fund
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund
∎	Emerging Markets Equity Fund
∎	Emerging Markets Equity ex. China Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Clean Energy Income Fund
∎	Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Strategic Volatility Premium Fund
∎	GQG Partners International Opportunities Fund

[1]

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

[2]

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

[3]

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.

*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES OFFICERS Cheryl K. Beebe, Chair James A. McNamara, President Lawrence Hughes Joseph F. DiMaria, Principal Financial Officer, John F. Killian Principal Accounting Officer and Treasurer Steven D. Krichmar Caroline L. Kraus, Secretary Michael Latham James A. McNamara Lawrence W. Stranghoener GOLDMAN SACHS & CO. LLC GOLDMAN SACHS ASSET MANAGEMENT, L.P. Distributor and Transfer Agent Investment Adviser Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Goldman Sachs Asset Management, L.P. 200 West Street, New York, New York 10282 The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affectthe performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed. A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (I) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (II) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov. The Fund will file its portfolio holdings for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders). Fund holdings and allocations shown are unaudited, and may not be representative of current or future investments. Fund holdings and allocations may not include the Fund’s entire investment portfolio, which may change at any time. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk. Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only. The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk. Past correlations are not indicative of future correlations, which may vary. This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider the Fund objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about the Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550). © 2023 Goldman Sachs. All rights reserved. 323212-OTU-1819135 MMALTSAR 23

Goldman Sachs Funds Semi-Annual Report April 30, 2023 Strategic Multi-Asset Class Funds Multi-Manager Global Equity Multi-Manager Non-Core Fixed Income Multi-Manager Real Assets Strategy

Strategic Multi-Asset Class Funds

∎	MULTI-MANAGER GLOBAL EQUITY

∎	MULTI-MANAGER NON-CORE FIXED INCOME

∎	MULTI-MANAGER REAL ASSETS STRATEGY

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

MARKET REVIEW

Goldman Sachs Strategic Multi-Asset Class Funds

The following are highlights both of key factors affecting the global equity, credit and real assets markets and of any key changes made to the Goldman Sachs Strategic Multi-Asset Class Funds (the “Funds”) during the six months ended April 30, 2023 (the “Reporting Period”). A fuller review of the markets and these changes will appear in the Funds’ annual shareholder report covering the 12 months ended October 31, 2023.

Market and Economic Review

Global Equity Markets

∎	The broad global equity market, as represented by the MSCI All Country World Index (“MSCI ACWI”) Investable Market Index, returned 12.08% during the Reporting Period.

∎

The gains were driven by a number of factors, including China’s economic reopening after the end of COVID-19 restrictions, better than consensus expected first quarter 2023 corporate earnings, and unusually warm weather in Europe during the latter part of 2022.

∎	The market was also buoyed by strong consumer spending and tight labor markets, which provided tailwinds for global economic expansion.

∎	The U.S. Federal Reserve (“Fed”) slowed the pace of its interest rate hikes during the Reporting Period.

∎	In early November 2022, when the Reporting Period started, the Fed raised the targeted federal funds rate by 75 basis points. (A basis point is 1/100th of a percentage point.)

∎

The Fed’s subsequent rate increases were comparatively smaller, with a 50 basis point hike in December and a 25 basis point rate hike in both February and March 2023. The March rate hike was the ninth since the Fed began the current tightening cycle in early 2022.

∎

Toward the end of the Reporting Period, a banking crisis underscored the effects of the Fed’s rapid interest rate increases. In mid-March 2023, liquidity pressures within U.S. regional banks, driven by deposit flight and the impact of higher interest rates on investment portfolios, led to the biggest U.S. bank failure since 2008.

∎	As the Reporting Period concluded, investors were closely monitoring the U.S. debt ceiling stalemate, as it was expected to increase market volatility in the near term.

∎	From a style perspective, growth stocks outperformed value stocks during the Reporting Period overall. The quality factor significantly outperformed momentum and minimum volatility factors.

∎	From a regional perspective, both developed markets equities and emerging markets equities produced gains.

∎

Within the developed markets, European and Japanese equities each generated double-digit positive returns, with European equities outpacing Japanese equities. U.S. stocks lagged the broad global equity market.

∎

Emerging markets stocks outperformed developed markets stocks, as measured by the MSCI Emerging Markets Index (net) and the MSCI World Index (net), respectively. China’s equity market rallied significantly after the reversal of the Chinese government’s zero-COVID policy.

Credit Markets

∎	Credit markets broadly advanced during the Reporting Period, as yields fell and credit spreads (or yield differentials versus duration equivalent U.S. Treasury securities) stabilized.

∎	Spreads widened during March 2023 due to stresses in the financial system, including the failures of Signature Bank and Silicon Valley Bank, but they narrowed again by the end of the Reporting Period.

∎	Bank loans generated positive returns during the Reporting Period overall but trailed other credit sectors, including high yield corporate bonds.

∎	The default rate for bank loans and high yield corporate bonds increased modestly during the Reporting Period but remained below long-term averages.

1

MARKET REVIEW

∎

Investment grade corporate bonds, which tend to be of longer duration, benefited from falling yields and outperformed high yield corporate bonds. (Duration is a measure of a security’s sensitivity to changes in interest rates.)

∎	Financials lagged other segments of the investment grade corporate bond market amid investor concerns about the stability of banks and other financial institutions.

∎	Emerging markets debt was among the strongest performing credit sectors of the Reporting Period.

∎	Local currency-denominated bonds outperformed U.S. dollar-denominated bonds, largely due to the appreciation of local currencies versus the U.S. dollar.

∎

Within U.S.-dollar denominated debt, investment grade sovereign bonds benefited from falling yields, while below investment grade sovereign bonds benefited from strong “risk-on” investor sentiment, or increased risk appetite, early in the Reporting Period.

Real Assets

∎

Global real estate securities and global infrastructure securities generated positive returns during the Reporting Period overall, but both market segments underperformed the broad global equity market. Global infrastructure securities outpaced global real estate securities.

∎

In the global real estate market, the Reporting Period saw a rebound in the performance of property types that had been under pressure from rising interest rates and investor concerns about economic growth.

∎

Among those property types, industrial real estate investment trusts (“REITs”), specialized REITs and retail REITs produced the strongest positive returns. Industrial and specialized REITs, which tend to be growth oriented, benefited from the outperformance of growth stocks broadly. Retail REITs, which tend to be economically sensitive, were helped by the improving outlook for consumers as well as by positive supply and demand conditions.

∎

Office REITs weakened during the Reporting Period, as corporations became increasingly hesitant to commit to longer-term leases. Broad demand for office space remained in question due to post-pandemic work-from-home and hybrid-work trends.

∎

Regionally, non-U.S. global real estate markets performed best, led by Europe and Asia (ex-Japan). Asian property types benefited from the end of China’s zero-COVID policy and subsequent economic reopening. European property types benefited from improving investor sentiment as the worst-case projections for a winter energy crisis in the European area did not play out. The Japan and North America regions lagged behind Europe and Asia (ex-Japan), though they still produced positive returns during the Reporting Period.

∎

In the global infrastructure market, positive performance was driven mainly by European infrastructure securities, which had previously been pressured by broad economic concerns and investor worries about a potential winter energy crisis due to the Russia/Ukraine war. Given the milder than expected winter, European businesses and consumers generally fared better than market expected, boosting investor sentiment and the performance of European infrastructure assets overall.

∎

At the sector level, telecommunications companies posted strong returns and benefited from a broad market rotation toward growth-oriented assets. Transportation companies also recorded robust gains, as toll roads in Europe reported increased demand and as airports around the world reported a strong rebound in revenues.

Fund Changes and Highlights

Goldman Sachs Multi-Manager Non-Core Fixed Income Fund

∎

Effective April 1, 2023, BlueBay Asset Management LLP (“BlueBay”) was consolidated with and into RBC Global Asset Management (UK) Limited (“RBC UK”) in connection with an internal corporate reorganization. (The Fund’s Underlying Managers are unaffiliated investment managers that employ a non-core fixed income investment strategy.)

∎	RBC UK, which does business as RBC BlueBay Asset Management, is now an Underlying Manager of the Fund.

∎	RBC Global Asset Management (U.S.) Inc., another Underlying Manager of the Fund, does business as RBC Global Asset Management.

2

MARKET REVIEW

∎

On April 17, 2023, Pacific Asset Management LLC (“Pacific”), an Underlying Manager of the Fund, was acquired by Aristotle Capital Management, LLC and renamed Aristotle Pacific Capital, LLC (“Aristotle Pacific”).

3

FUND BASICS

Goldman Sachs Multi-Manager Global Equity Fund

as of April 30, 2023

PERFORMANCE REVIEW

	Fund Total	MSCI ACWI IMI
	Return	(Net, USD, 50% Non-U.S.

November 1, 2022–April 30, 2023	(based on NAV)[1]	Developed Hedged to USD)[2]

Class R6 Shares	12.49%	11.07%

[1]

The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]

The MSCI ACWI IMI (Net, USD, 50% Non-U.S. Developed Hedged to USD) is a custom index that comprises the MSCI ACWI IMI (which covers 8,664 securities and includes large, mid, small and micro cap size segments for all developed markets countries in the index together with large, mid and small cap size segments for the emerging markets countries) and a currency hedge on 50% of the non-U.S. developed markets exposures back to U.S. dollars. As of April 30, 2023, the 23 developed markets in the MSCI ACWI IMI include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the U.K. and the U.S. The 24 emerging markets include Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The Index figures do not reflect any deductions for fees or expenses. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 4/30/23‡

Holding	% of Net Assets	Line of Business

Microsoft Corp.	3.2%	Software
Amazon.com, Inc.	1.8	Broadline Retail
Alphabet, Inc. Class A	1.7	Interactive Media & Services
NVIDIA Corp.	1.1	Semiconductors & Semiconductor Equipment
Apple, Inc.	1.1	Technology Hardware, Storage & Peripherals
The Sherwin-Williams Co.	1.0	Chemicals
Wheaton Precious Metals Corp.	1.0	Metals & Mining
Salesforce, Inc.	1.0	Software
Dollar General Corp.	0.9	Consumer Staples Distribution & Retail
NextEra Energy, Inc.	0.9	Electric Utilities

‡

The top 10 holdings may not be representative of the Fund’s future investments. The Fund’s overall top 10 holdings differ from the table above due to the exclusion of the Goldman Sachs Financial Square Government Fund, which represents approximately 8.3% of the Fund’s net assets as of 4/30/23.

4

FUND BASICS

FUND COMPOSITION*

*

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying compositions of exchange traded funds and investment companies held by the Fund are not reflected in the graph above. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

5

FUND BASICS

Goldman Sachs Multi-Manager Non-Core Fixed Income Fund

as of April 30, 2023

PERFORMANCE REVIEW

					J.P.	J.P.
		Multi-	Bloomberg		Morgan	Morgan
		Manager	Global	Credit	EMBISM	GBI-EMSM
		Non-Core	High Yield	Suisse	Global	Global
		Fixed	Corporate	Leveraged	Diversified	Diversified
		Income	Index	Loan Index	Index	Index
	Fund Total	Composite	(Gross,	(Gross,	(Gross,	(Gross,
	Return	Dynamic	USD,	USD,	USD,	USD,

November 1, 2022–April 30, 2023	(based on NAV)[1]	Index[2]	Unhedged)	Unhedged)	Unhedged)	Unhedged)

Class R6 Shares	9.16%	10.32%	6.21%	5.60%	10.54%	16.06%

[1]

The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]

The Multi-Manager Non-Core Fixed Income Composite Dynamic Index, which is comprised of the Bloomberg Global High Yield Corporate Index (Gross, USD, Unhedged), the Credit Suisse Leveraged Loan Index (Gross, USD, Unhedged), the J.P. Morgan Emerging Market Bond Index (EMBISM) Global Diversified Index (Gross, USD, Unhedged) and the J.P. Morgan Government Bond Index — Emerging Markets (GBI-EMSM) Global Diversified Index (Gross, USD, Unhedged). The index figures do not reflect any deductions for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 4/30/23‡

Holding	% of Net Assets	Line of Business
Brazil Notas do Tesouro Nacional	0.9%	Sovereign Debt Obligations
Brazil Notas do Tesouro Nacional	0.7	Sovereign Debt Obligations
Brazil Notas do Tesouro Nacional	0.7	Sovereign Debt Obligations
China Government Bond	0.6	Sovereign Debt Obligations
Malaysia Government Bond	0.6	Sovereign Debt Obligations
United Mexican States	0.6	Sovereign Debt Obligations
Indonesia Treasury Bond	0.6	Sovereign Debt Obligations
Hungary Government Bond	0.5	Sovereign Debt Obligations
Hungary Government Bond	0.5	Sovereign Debt Obligations
Thailand Government Bond	0.5	Sovereign Debt Obligations

‡

The top 10 holdings may not be representative of the Fund’s future investments. The Fund’s overall top 10 holdings differ from the table above due to the exclusion of the Goldman Sachs Financial Square Government Fund, which represents approximately 6.3% of the Fund’s net assets as of 4/30/23.

6

FUND BASICS

Performance Summary

April 30, 2023

FUND COMPOSITION*

*

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying compositions of exchange traded funds and investment companies held by the Fund are not reflected in the graph above. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

7

FUND BASICS

Goldman Sachs Multi-Manager Real Assets Strategy Fund

as of April 30, 2023

PERFORMANCE REVIEW

Multi-Manager
		Real Assets		Dow Jones
		Strategy	FTSE EPRA/NAREIT	Brookfield
	Fund Total	Composite	Developed Index	Global Infrastructure
	Return	Dynamic	(Net, USD,	Index (Net, USD,

November 1, 2022–April 30, 2023	(based on NAV)[1]	Index[2]	Unhedged)	Unhedged)

Class R6 Shares	9.66%	8.16%	6.63%	10.12%

[1]

The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]

The Multi-Manager Real Assets Strategy Composite Dynamic Index is comprised of the FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged) and the Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged). The constituent indexes of the Multi-Manager Real Assets Strategy Composite Dynamic Index are weighted in accordance with the relative market capitalizations of each constituent index (as determined by the constituent index providers) as of the last business day of the previous calendar year. The index figures do not reflect any deductions for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 4/30/23‡

Holding	% of Net Assets	Line of Business

American Tower Corp.	3.3%	Specialized REITs
Prologis, Inc.	3.3	Industrial REITs
National Grid PLC	2.8	Multi-Utilities
Vinci SA	2.7	Construction & Engineering
Enbridge, Inc.	2.4	Oil, Gas & Consumable Fuels
SBA Communications Corp.	2.0	Specialized REITs
Sempra Energy	2.0	Multi-Utilities
Welltower, Inc.	1.9	Health Care REITs
Equinix, Inc.	1.9	Specialized REITs
Cellnex Telecom SA	1.8	Diversified Telecommunication Services

‡

The top 10 holdings may not be representative of the Fund’s future investments. The Fund’s overall top 10 holdings differ from the table above due to the exclusion of the Goldman Sachs Financial Square Government Fund, which represents approximately 3.0% of the Fund’s net assets as of 4/30/23.

8

FUND BASICS

FUND SECTOR ALLOCATIONS*

*

The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

9

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments April 30, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 90.5%

Australia – 0.5%
13,572	Allkem Ltd.* (Metals & Mining)	$111,460
6,442	Ampol Ltd. (Oil, Gas & Consumable Fuels)	128,535
18,210	Bellevue Gold Ltd.* (Metals & Mining)	17,095
19,661	Challenger Ltd. (Financial Services)	79,116
5,117	CSL Ltd. (Biotechnology)	1,021,541
98,907	De Grey Mining Ltd.* (Metals & Mining)	106,158
31,783	Deterra Royalties Ltd. (Metals & Mining)	97,458
14,352	Eagers Automotive Ltd. (Specialty Retail)	135,533
21,729	GrainCorp Ltd. Class A (Consumer Staples Distribution & Retail)	98,449
94,840	HomeCo Daily Needs REIT (Retail REITs)	75,814
7,561	IGO Ltd. (Metals & Mining)	69,628
5,464	JB Hi-Fi Ltd. (Specialty Retail)	161,711
64,658	Mirvac Group (Diversified REITs)	103,804
14,996	nib holdings Ltd. (Insurance)	76,946
97,583	Nine Entertainment Co. Holdings Ltd. (Media)	134,607
38,795	Orora Ltd. (Containers & Packaging)	88,667
2,710	Pro Medicus Ltd. (Health Care Technology)	111,237
8,370	Seven Group Holdings Ltd. (Trading Companies & Distributors)	132,209
22,631	Steadfast Group Ltd. (Insurance)	89,221
20,761	Super Retail Group Ltd. (Specialty Retail)	187,360

		3,026,549

Austria – 0.1%
2,320	ANDRITZ AG (Machinery)	150,674
4,161	BAWAG Group AG*(a) (Banks)	202,949
7,570	Erste Group Bank AG (Banks)	275,239
5,438	Wienerberger AG (Construction Materials)	163,819

		792,681

Belgium – 0.2%
1,267	Aedifica SA (Health Care REITs)	105,835
6,964	Anheuser-Busch InBev SA (Beverages)	452,795
5,247	KBC Group NV (Banks)	375,100
4,080	Warehouses De Pauw CVA (Industrial REITs)	121,999

		1,055,729

Bermuda – 0.2%
8,419	Arch Capital Group Ltd.* (Insurance)	632,014
2,621	Assured Guaranty Ltd. (Insurance)	141,193
4,134	Axis Capital Holdings Ltd. (Insurance)	233,737

Shares	Description	Value

Common Stocks (continued)

Bermuda (continued)
1,091	Credicorp Ltd. (Banks)	$147,809

		1,154,753

Brazil – 0.6%
2,415	Afya Ltd. Class A* (Diversified Consumer Services)	27,797
71,100	Ambev SA (Beverages)	201,848
110,241	Banco Bradesco SA ADR (Banks)	308,675
56,700	Banco do Brasil SA (Banks)	487,221
7,800	BB Seguridade Participacoes SA (Insurance)	53,655
40,600	Cia Siderurgica Nacional SA (Metals & Mining)	115,667
6,600	Embraer SA* (Aerospace & Defense)	25,697
5,700	ERO Copper Corp.* (Metals & Mining)	112,246
19,500	Hypera SA (Pharmaceuticals)	145,630
63,889	JBS SA (Food Products)	229,282
18,700	Localiza Rent a Car SA (Ground Transportation)	217,488
14,897	Pagseguro Digital Ltd. Class A* (Financial Services)	146,586
19,250	Petro Rio SA* (Oil, Gas & Consumable Fuels)	134,115
9,192	StoneCo Ltd. Class A Class A* (Financial Services)	113,245
36,400	TOTVS SA (Software)	187,262
33,200	Vale SA (Metals & Mining)	481,912
61,300	WEG SA (Electrical Equipment)	505,364

		3,493,690

Canada – 2.6%
14,300	Alamos Gold, Inc. Class A Class A (Metals & Mining)	184,812
15,589	Alimentation Couche-Tard, Inc. (Consumer Staples Distribution & Retail)	778,040
10,000	ARC Resources Ltd. (Oil, Gas & Consumable Fuels)	124,220
3,000	ATS Corp.* (Machinery)	128,605
3,250	Bombardier, Inc. Class B* (Aerospace & Defense)	140,377
2,800	Boralex, Inc. Class A (Independent Power and Renewable Electricity Producers)	81,633
2,160	BRP, Inc. (Leisure Products)	161,372
3,400	Canadian Apartment Properties REIT (Residential REITs)	124,547
14,295	Canadian National Railway Co. (Ground Transportation)	1,704,426
16,559	Canadian Pacific Kansas City Ltd. (Ground Transportation)	1,305,512
5,480	Capital Power Corp. (Independent Power and Renewable Electricity Producers)	178,615

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Shares	Description	Value

Common Stocks (continued)

Canada (continued)
17,000	Capstone Mining Corp. (Metals & Mining)	$79,928
1,600	CI Financial Corp. (Capital Markets)	15,754
22,800	Crescent Point Energy Corp. (Oil, Gas & Consumable Fuels)	168,621
3,800	Definity Financial Corp. (Insurance)	103,074
7,700	Element Fleet Management Corp. (Financial Services)	100,708
4,350	Empire Co. Ltd. Class A (Consumer Staples Distribution & Retail)	116,805
3,935	Enerplus Corp. (Oil, Gas & Consumable Fuels)	58,868
6,620	Filo Mining Corp.* (Metals & Mining)	110,134
4,410	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	143,609
2,200	Granite Real Estate Investment Trust (Industrial REITs)	136,821
2,735	Intact Financial Corp. (Insurance)	413,707
6,938	International Petroleum Corp.* (Oil, Gas & Consumable Fuels)	67,548
5,000	Keyera Corp. (Oil, Gas & Consumable Fuels)	117,651
907	Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	344,597
3,890	Northland Power, Inc. (Independent Power and Renewable Electricity Producers)	95,495
8,000	Osisko Gold Royalties Ltd. (Metals & Mining)	130,022
3,400	Quebecor, Inc. Class B (Media)	87,757
2,820	Stantec, Inc. (Construction & Engineering)	169,510
3,330	Stella-Jones, Inc. (Paper & Forest Products)	130,314
11,468	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	359,060
1,130	TFI International, Inc. (Ground Transportation)	121,787
6,749	The Descartes Systems Group, Inc.* (Software)	534,500
10,174	The Toronto-Dominion Bank (Banks)	616,290
4,637	Thomson Reuters Corp. (Professional Services)	609,756
1,247	Toromont Industries Ltd. (Trading Companies & Distributors)	100,765
126,685	Wheaton Precious Metals Corp. (Metals & Mining)	6,255,705
21,600	Whitecap Resources, Inc. (Oil, Gas & Consumable Fuels)	170,268

		16,271,213

Cayman Islands – 0.2%
730	BeiGene Ltd. ADR* (Biotechnology)	186,121

Shares	Description	Value

Common Stocks (continued)

Cayman Islands (continued)
25,296	KE Holdings, Inc. ADR* (Real Estate Management & Development)	$396,894
29,950	Kingsoft Corp. Ltd. (Entertainment)	131,652
722	Legend Biotech Corp. ADR* (Biotechnology)	49,609
46,350	Lufax Holding Ltd. ADR (Consumer Finance)	78,795
6,648	MINISO Group Holding Ltd. ADR (Broadline Retail)	122,589
4,320	Sea Ltd. ADR* (Entertainment)	329,054

		1,294,714

Chile – 0.0%
32,778	Cencosud SA* (Consumer Staples
	Distribution & Retail)	66,795
1,967	Sociedad Quimica y Minera de Chile SA ADR (Chemicals)	132,733

		199,528

China – 3.5%
43,400	3SBio, Inc.(a) (Biotechnology)	43,485
1,418	Advanced Micro-Fabrication Equipment, Inc. China Class A (Semiconductors & Semiconductor Equipment)	37,288
288,924	Agricultural Bank of China Ltd. Class H Class H (Banks)	111,707
5,000	Airtac International Group (Machinery)	181,472
134,500	Alibaba Group Holding Ltd.* (Broadline Retail)	1,422,152
4,600	Anhui Gujing Distillery Co. Ltd. Class A (Beverages)	181,915
3,900	Autobio Diagnostics Co. Ltd. Class A (Health Care Equipment & Supplies)	32,258
5,170	Autohome, Inc. ADR (Interactive Media & Services)	153,291
1,166	Baidu, Inc. ADR* (Interactive Media & Services)	140,631
39,100	Baidu, Inc. Class A Class A* (Interactive Media & Services)	588,529
1,407,587	Bank of China Ltd. Class H Class H (Banks)	562,131
335,513	Bank of Communications Co. Ltd. Class H Class H (Banks)	216,708
400,000	Beijing Capital International Airport Co. Ltd. Class H Class H* (Transportation Infrastructure)	311,619
2,542	Beijing Kingsoft Office Software, Inc. Class A (Software)	161,978
11,100	BYD Co. Ltd. Class H Class H (Automobiles)	336,621
36,100	BYD Electronic International Co. Ltd. (Communications Equipment)	109,482

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued) April 30, 2023 (Unaudited)

Shares	Description	Value

Common Stocks (continued)

China (continued)
37,100	Centre Testing International Group Co. Ltd. Class A Class A (Professional Services)	$103,288
43,000	Changjiang Securities Co. Ltd. Class A (Capital Markets)	35,257
111,300	China Aoyuan Group Ltd.*(b) (Real Estate Management & Development)	8,366
522,311	China Cinda Asset Management Co. Ltd. Class H Class H (Capital Markets)	62,129
208,000	China CITIC Bank Corp. Ltd. Class H Class H (Banks)	112,521
64,500	China Coal Energy Co. Ltd. Class H Class H (Oil, Gas & Consumable Fuels)	55,419
170,200	China Construction Bank Corp. Class H (Banks)	113,783
160,862	China Galaxy Securities Co. Ltd. Class H Class H (Capital Markets)	87,372
120,850	China Hongqiao Group Ltd. (Metals & Mining)	119,034
49,632	China Medical System Holdings Ltd. (Pharmaceuticals)	82,395
502,000	China Petroleum & Chemical Corp. Class H (Oil, Gas & Consumable Fuels)	329,018
68,250	China Resources Beer Holdings Co. Ltd. (Beverages)	527,216
193,000	China Resources Pharmaceutical Group Ltd.(a) (Pharmaceuticals)	191,719
78,200	China Taiping Insurance Holdings Co. Ltd. (Insurance)	89,825
1,462,950	China Tower Corp. Ltd. Class H Class H(a) (Diversified Telecommunication Services)	186,707
44,500	China Yangtze Power Co. Ltd. Class A Class A (Independent Power and Renewable Electricity Producers)	140,709
74,000	China Yongda Automobiles Services Holdings Ltd. (Specialty Retail)	49,766
419,300	CIFI Holdings Group Co. Ltd.(b) (Real Estate Management & Development)	40,596
94,750	COSCO Shipping Holdings Co. Ltd. Class H Class H (Marine Transportation)	110,054
352,800	Country Garden Holdings Co. Ltd. (Real Estate Management & Development)	90,881
107,000	Country Garden Services Holdings Co. Ltd. (Real Estate Management & Development)	168,156
214,550	CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)	218,476

Shares	Description	Value

Common Stocks (continued)

China (continued)
154,700	Dongfeng Motor Group Co. Ltd. Class H Class H (Automobiles)	$74,016
18,900	East Buy Holding Ltd.*(a) (Diversified Consumer Services)	65,522
266,500	Focus Media Information Technology Co. Ltd. Class A (Media)	248,221
120,500	Foxconn Industrial Internet Co. Ltd. Class A (Electronic Equipment, Instruments & Components)	280,763
1,300	G-bits Network Technology Xiamen Co. Ltd. Class A (Entertainment)	98,390
32,200	Gemdale Corp. Class A (Real Estate Management & Development)	37,998
18,100	Glodon Co. Ltd. Class A Class A (Software)	151,774
11,600	Gree Electric Appliances, Inc. of Zhuhai Class A (Household Durables)	65,942
21,050	Haier Smart Home Co., Ltd. Class H Class H (Household Durables)	68,614
7,390	Hello Group, Inc. ADR (Interactive Media & Services)	61,780
1,400	Hithink RoyalFlush Information Network Co. Ltd. Class A (Capital Markets)	36,121
12,100	Huayu Automotive Systems Co. Ltd. Class A (Automobile Components)	28,668
824,950	Industrial & Commercial Bank of China Ltd. Class H Class H (Banks)	443,826
7,140	JA Solar Technology Co. Ltd. Class A (Semiconductors & Semiconductor Equipment)	41,665
5,490	JD.com, Inc. Class A (Broadline Retail)	97,985
13,400	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A (Beverages)	289,761
115,000	Jiumaojiu International Holdings, Ltd.(a) (Hotels, Restaurants & Leisure)	258,395
2,689	JOYY, Inc. ADR (Interactive Media & Services)	81,826
228,000	Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)	233,261
70,528	Li Ning Co. Ltd. (Textiles, Apparel & Luxury Goods)	504,389
23,300	LONGi Green Energy Technology Co. Ltd. Class A Class A (Semiconductors & Semiconductor Equipment)	117,717
12,700	Luxshare Precision Industry Co. Ltd. Class A (Electronic Equipment, Instruments & Components)	48,039
13,100	Luzhou Laojiao Co. Ltd. Class A Class A (Beverages)	428,126
3,751	Meituan Class B Class B*(a) (Hotels, Restaurants & Leisure)	64,106

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Shares	Description	Value

Common Stocks (continued)

China (continued)
45,200	NetEase, Inc. (Entertainment)	$804,669
21,300	New China Life Insurance Co. Ltd. Class A (Insurance)	119,773
14,450	New Oriental Education & Technology Group, Inc.* (Diversified Consumer Services)	65,625
3,292	Pinduoduo, Inc. ADR* (Broadline Retail)	224,350
171,700	Ping An Insurance Group Co. of China Ltd. Class H Class H (Insurance)	1,252,641
15,000	Pony Testing International Group Co. Ltd. Class A (Professional Services)	78,516
81,500	Shaanxi Coal Industry Co. Ltd. Class A (Oil, Gas & Consumable Fuels)	230,681
41,200	Shenzhen Inovance Technology Co. Ltd. Class A Class A (Machinery)	368,226
4,500	Shenzhen Kstar Science & Technology Co. Ltd. Class A (Electrical Equipment)	30,390
8,500	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A Class A (Health Care Equipment & Supplies)	383,450
15,400	Sichuan Kelun Pharmaceutical Co. Ltd. Class A (Pharmaceuticals)	70,786
57,000	Sinopec Engineering Group Co. Ltd. Class H Class H (Construction & Engineering)	29,558
9,698	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A (Electronic Equipment, Instruments & Components)	34,673
19,600	TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A (Semiconductors & Semiconductor Equipment)	117,863
90,166	Tencent Holdings Ltd. (Interactive Media & Services)	4,004,823
24,500	Tongwei Co. Ltd. Class A (Semiconductors & Semiconductor Equipment)	141,269
12,500	Trip.com Group Ltd.* (Hotels, Restaurants & Leisure)	444,437
20,800	Trip.com Group Ltd. ADR* (Hotels, Restaurants & Leisure)	738,608
13,900	Tsingtao Brewery Co. Ltd. Class H Class H (Beverages)	148,808
3,363	Vipshop Holdings Ltd. ADR* (Broadline Retail)	52,799
29,300	Yadea Group Holdings Ltd.(a) (Automobiles)	68,504
16,320	Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	998,458

Shares	Description	Value

Common Stocks (continued)

China (continued)
14,700	Zangge Mining Co. Ltd. Class A (Chemicals)	$48,677
11,200	ZTE Corp. Class H Class H (Communications Equipment)	36,073

		21,834,516

Colombia – 0.0%
2,870	Bancolombia SA ADR (Banks)	70,315

Denmark – 0.7%
6,649	ALK-Abello A/S* (Pharmaceuticals)	84,171
2,687	Bavarian Nordic A/S* (Biotechnology)	73,895
3,361	Carlsberg AS Class B Class B (Beverages)	556,234
3,841	DSV A/S (Air Freight & Logistics)	722,885
1,448	NKT A/S* (Electrical Equipment)	76,097
17,383	Novo Nordisk A/S Class B (Pharmaceuticals)	2,891,738
1,694	Royal Unibrew A/S (Beverages)	151,417
2,266	Sydbank A/S (Banks)	101,096

		4,657,533

Finland – 0.0%
3,064	Outokumpu Oyj (Metals & Mining)	16,704

France – 3.9%
13,066	Air Liquide SA (Chemicals)	2,350,446
43,456	Alstom SA (Machinery)	1,092,248
927	Alten SA (IT Services)	157,597
1,116	Arkema SA (Chemicals)	110,420
32,420	AXA SA (Insurance)	1,058,195
5,428	BNP Paribas SA (Banks)	350,722
6,301	Capgemini SE (IT Services)	1,149,034
28,655	Carrefour SA (Consumer Staples Distribution & Retail)	596,041
3,377	Cellectis SA ADR* (Biotechnology)	6,349
10,319	Cie de Saint-Gobain (Building Products)	597,415
12,498	Cie Generale des Etablissements Michelin SCA (Automobile Components)	398,031
23,425	Danone SA (Food Products)	1,550,352
7,791	Dassault Systemes SE (Software)	316,281
7,835	Elis SA (Commerical Services & Supplies)	155,633
49,243	Engie SA (Multi-Utilities)	788,099
4,872	EssilorLuxottica SA (Health Care Equipment & Supplies)	964,559
7,229	Faurecia SE* (Automobile Components)	150,102
474	Kering SA (Textiles, Apparel & Luxury Goods)	303,534
4,582	Klepierre SA (Retail REITs)	116,063
5,519	Legrand SA (Electrical Equipment)	522,395
1,099	L’Oreal SA (Personal Products)	525,231

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued) April 30, 2023 (Unaudited)

Shares	Description	Value

Common Stocks (continued)

France (continued)
2,731	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	$2,626,897
1,138	Nexans SA (Electrical Equipment)	97,917
7,550	Pernod Ricard SA (Beverages)	1,743,666
7,476	Rexel SA* (Trading Companies & Distributors)	173,171
966	Rubis SCA (Gas Utilities)	28,549
8,044	Sanofi (Pharmaceuticals)	866,888
15,354	Schneider Electric SE (Electrical Equipment)	2,677,612
1,111	SOITEC* (Semiconductors & Semiconductor Equipment)	164,099
841	Sopra Steria Group SACA (IT Services)	182,046
5,552	SPIE SA (Commerical Services & Supplies)	173,295
4,936	Technip Energies NV (Energy Equipment & Services)	109,509
8,555	TotalEnergies SE (Oil, Gas & Consumable Fuels)	546,664
17,574	Valeo (Automobile Components)	343,161
11,647	Vallourec SA* (Energy Equipment & Services)	133,046
3,433	Verallia SA(a) (Containers & Packaging)	139,346
6,698	Vinci SA (Construction & Engineering)	828,484

		24,093,097

Germany – 2.2%
3,072	Allianz SE (Insurance)	771,401
27,168	Bayer AG (Pharmaceuticals)	1,792,987
8,211	Beiersdorf AG (Personal Products)	1,146,497
1,994	CompuGroup Medical SE & Co KgaA (Health Care Technology)	109,636
1,659	CTS Eventim AG & Co. KGaA* (Entertainment)	109,304
5,954	Deutsche Boerse AG (Capital Markets)	1,135,480
47,051	Deutsche Telekom AG (Diversified Telecommunication Services)	1,134,483
278	Gerresheimer AG (Life Sciences Tools & Services)	30,293
149,627	ING Groep NV (Banks)	1,855,717
646	KION Group AG (Machinery)	26,791
5,313	Merck KGaA* (Pharmaceuticals)	952,986
1,526	MTU Aero Engines AG (Aerospace & Defense)	400,681
19,682	RWE AG* (Independent Power and Renewable Electricity Producers)	922,815
21,489	SAP SE (Software)	2,907,808
1,653	Scout24 SE(a) (Interactive Media & Services)	103,027
923	Sixt SE (Ground Transportation)	114,516

Shares	Description	Value

Common Stocks (continued)

Germany (continued)
1,541	Stroeer SE & Co. KGaA (Media)	$84,507
3,888	thyssenkrupp AG (Metals & Mining)	27,979

		13,626,908

Greece – 0.1%
58,250	Alpha Services & Holdings SA* (Banks)	73,024
60,600	Eurobank Ergasias Services and Holdings SA Class A Class A* (Banks)	85,684
20,150	National Bank of Greece SA* (Banks)	105,448
5,050	OPAP SA (Hotels, Restaurants & Leisure)	86,116

		350,272

Hong Kong – 0.6%
222,525	AIA Group Ltd. (Insurance)	2,422,645
59,000	Galaxy Entertainment Group Ltd.* (Hotels, Restaurants & Leisure)	419,920
51,291	Hopson Development Holdings Ltd. (Real Estate Management & Development)	45,607
23,000	Hysan Development Co. Ltd. (Real Estate Management & Development)	64,999
23,000	Kingboard Holdings Ltd. (Electronic Equipment, Instruments & Components)	70,443
133,350	Kunlun Energy Co. Ltd. (Gas Utilities)	123,616
73,200	Man Wah Holdings Ltd. (Household Durables)	61,579
192,400	Shimao Group Holdings Ltd.*(b) (Real Estate Management & Development)	54,168
65,800	Sino Biopharmaceutical Ltd. (Pharmaceuticals)	36,526
36,000	Sino Land Co. Ltd. (Real Estate Management & Development)	48,513
180,100	Truly International Holdings Ltd. (Electronic Equipment, Instruments & Components)	22,823
40,500	Yue Yuen Industrial Holdings Ltd. (Textiles, Apparel & Luxury Goods)	60,949
95,550	Yuexiu Property Co. Ltd. (Real Estate Management & Development)	138,229

		3,570,017

India – 1.8%
1,600	ABB India Ltd. (Electrical Equipment)	67,017
3,316	Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	183,558
1,600	Asian Paints Ltd. (Chemicals)	56,941
58,435	Axis Bank Ltd. (Banks)	616,834

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Shares	Description	Value

Common Stocks (continued)

India (continued)
6,212	Bajaj Finance Ltd. (Consumer Finance)	$479,152
252,107	Bharat Electronics Ltd. (Aerospace & Defense)	319,285
91,600	Coal India Ltd. (Oil, Gas & Consumable Fuels)	261,816
2,900	Cummins India Ltd. (Machinery)	56,003
900	Eicher Motors Ltd. (Automobiles)	36,445
5,300	HCL Technologies Ltd. (IT Services)	69,292
58,123	HDFC Bank Ltd. (Banks)	1,201,705
1,900	Hindustan Aeronautics Ltd. (Aerospace & Defense)	68,041
13,004	Housing Development Finance Corp. Ltd. (Financial Services)	443,070
12,221	ICICI Bank Ltd. (Banks)	137,866
41,990	ICICI Bank Ltd. ADR (Banks)	955,273
84,300	IDFC First Bank Ltd.* (Banks)	63,641
18,250	Indraprastha Gas Ltd. (Gas Utilities)	110,844
8,400	IndusInd Bank Ltd. (Banks)	118,951
16,670	Infosys Ltd. (IT Services)	257,204
112,150	ITC Ltd. (Tobacco)	584,835
5,700	Jindal Steel & Power Ltd. (Metals & Mining)	40,786
3,550	KPIT Technologies Ltd. (Software)	40,008
17,673	Larsen & Toubro Ltd. (Construction & Engineering)	512,384
12,800	Mahindra & Mahindra Ltd. (Automobiles)	192,584
1,700	PI Industries Ltd. (Chemicals)	70,507
28,035	Power Finance Corp. Ltd. (Financial Services)	58,386
23,900	Power Grid Corp. of India Ltd. (Electric Utilities)	69,497
80,354	REC Ltd. (Financial Services)	130,202
15,317	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	454,871
144,770	Samvardhana Motherson International Ltd. (Automobile Components)	130,396
6,000	Shriram Transport Finance Co. Ltd. (Consumer Finance)	98,059
46,050	State Bank of India (Banks)	327,021
49,300	Steel Authority of India Ltd. (Metals & Mining)	50,098
19,157	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals)	231,726
14,206	Tata Consultancy Services Ltd. (IT Services)	561,658
408,490	Tata Steel Ltd. (Metals & Mining)	541,563
8,499	Titan Co. Ltd. (Textiles, Apparel & Luxury Goods)	275,361
1,100	Tube Investments of India Ltd. (Automobile Components)	34,899
11,762	TVS Motor Co. Ltd. (Automobiles)	164,191
20,547	Varun Beverages Ltd. (Beverages)	364,170
35,800	Vedanta Ltd. (Metals & Mining)	122,808

Shares	Description	Value

Common Stocks (continued)

India (continued)
54,300	Wipro Ltd. (IT Services)	$257,117
1,443	WNS Holdings Ltd. ADR* (Professional Services)	130,115

		10,946,180

Indonesia – 0.3%
847,850	Adaro Energy Indonesia Tbk PT (Oil, Gas & Consumable Fuels)	181,494
164,350	Astra International Tbk PT (Industrial Conglomerates)	75,810
698,600	Bank Central Asia Tbk PT (Banks)	432,329
943,050	Bank Mandiri Persero Tbk PT (Banks)	333,368
1,598,300	Bank Rakyat Indonesia Persero Tbk PT (Banks)	556,974
451,850	Sumber Alfaria Trijaya Tbk PT (Consumer Staples Distribution & Retail)	89,345
13,400	United Tractors Tbk PT (Oil, Gas & Consumable Fuels)	26,453

		1,695,773

Ireland – 1.4%
3,753	Accenture PLC Class A (IT Services)	1,051,928
14,043	Bank of Ireland Group PLC (Banks)	145,246
41,052	Experian PLC (Professional Services)	1,453,441
4	Flutter Entertainment PLC* (Hotels, Restaurants & Leisure)	799
3,685	ICON PLC* (Life Sciences Tools & Services)	710,063
4,819	Keywords Studios PLC (IT Services)	163,520
3,825	Linde PLC (Chemicals)	1,413,146
18,598	Medtronic PLC (Health Care Equipment & Supplies)	1,691,488
22,315	Ryanair Holdings PLC ADR* (Passenger Airlines)	2,133,091
1,427	Weatherford International PLC (Energy Equipment & Services)	92,227

		8,854,949

Israel – 0.2%
71,601	Bezeq The Israeli Telecommunication Corp. Ltd. (Diversified Telecommunication Services)	97,479
5,535	Check Point Software Technologies Ltd.* (Software)	704,938
761	CyberArk Software Ltd.* (Software)	94,821
0	Isracard Ltd. (Consumer Finance)	0
1,454	Nova Ltd.* (Semiconductors & Semiconductor Equipment)	132,968

		1,030,206

Italy – 1.0%
18,507	Banca Mediolanum SpA (Financial Services)	167,328

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued) April 30, 2023 (Unaudited)

Shares	Description	Value

Common Stocks (continued)

Italy (continued)
10,141	BFF Bank SpA(a) (Financial Services)	$97,588
281,791	Enel SpA (Electric Utilities)	1,925,229
46,128	Eni SpA (Oil, Gas & Consumable Fuels)	696,875
4,124	Ferrari NV (Automobiles)	1,149,146
257,538	Intesa Sanpaolo SpA (Banks)	677,168
85,984	UniCredit SpA (Banks)	1,703,814

		6,417,148

Japan – 3.4%
3,300	ABC-Mart, Inc. (Specialty Retail)	187,535
6,500	ADEKA Corp. (Chemicals)	109,769
3,964	Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	141,792
19,200	Amada Co. Ltd. (Machinery)	179,270
4,300	Amano Corp. (Electronic Equipment, Instruments & Components)	87,552
4,600	Amvis Holdings, Inc. (Health Care Providers & Services)	100,175
5,500	BIPROGY, Inc. (IT Services)	132,603
5,800	Canon Marketing Japan, Inc. (Electronic Equipment, Instruments & Components)	145,017
7,200	CKD Corp. (Machinery)	109,675
22,900	Concordia Financial Group Ltd. (Banks)	86,891
10,100	Credit Saison Co. Ltd. (Consumer Finance)	139,935
4,900	Daikin Industries Ltd. (Building Products)	889,992
900	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	85,300
10,600	Denso Corp. (Automobile Components)	639,854
38,400	FANUC Corp. (Machinery)	1,296,814
1,400	Ferrotec Holdings Corp. (Semiconductors & Semiconductor Equipment)	31,663
1,400	Fuso Chemical Co. Ltd. (Chemicals)	38,959
14,500	H2O Retailing Corp. (Consumer Staples Distribution & Retail)	171,820
3,500	Hanwa Co. Ltd. (Trading Companies & Distributors)	108,378
21,700	Hitachi Ltd. (Industrial Conglomerates)	1,200,327
19,300	Hitachi Zosen Corp. (Machinery)	119,693
4,600	Hoya Corp. (Health Care Equipment & Supplies)	482,333
5,700	IHI Corp. (Machinery)	143,629
17,200	INFRONEER Holdings, Inc. (Construction & Engineering)	135,856

Shares	Description	Value

Common Stocks (continued)

Japan (continued)
7,000	Internet Initiative Japan, Inc. (Diversified Telecommunication Services)	$144,860
342	Invincible Investment Corp. (Hotel & Resort REITs)	147,661
19,400	J. Front Retailing Co. Ltd. (Broadline Retail)	204,035
6,300	Japan Material Co. Ltd. (Semiconductors & Semiconductor Equipment)	94,461
152	Japan Metropolitan Fund Investment Corp. (Retail REITs)	111,297
44	Japan Prime Realty Investment Corp. (Office REITs)	114,407
7,500	Kamigumi Co. Ltd. (Transportation Infrastructure)	164,369
1,820	Keyence Corp. (Electronic Equipment, Instruments & Components)	820,740
2,700	Kobe Steel Ltd. (Metals & Mining)	20,117
19,000	Koito Manufacturing Co. Ltd. (Automobile Components)	367,526
7,300	KOMEDA Holdings Co. Ltd. (Hotels, Restaurants & Leisure)	137,786
33,500	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	139,741
4,100	Kose Corp. (Personal Products)	478,450
16,200	Kubota Corp. (Machinery)	245,478
12,100	Kyocera Corp. (Electronic Equipment, Instruments & Components)	635,099
2,305	Lasertec Corp. (Semiconductors & Semiconductor Equipment)	313,586
2,700	MatsukiyoCocokara & Co. (Consumer Staples Distribution & Retail)	144,585
11,200	Mazda Motor Corp. (Automobiles)	101,354
47,600	Mebuki Financial Group, Inc. (Banks)	121,935
46	Mitsui Fudosan Logistics Park, Inc. (Industrial REITs)	172,848
21,600	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	1,225,501
2,200	Nippon Express Holdings, Inc. (Air Freight & Logistics)	129,100
3,700	NOF Corp. (Chemicals)	169,058
2,200	OKUMA Corp. (Machinery)	97,695
32,800	Olympus Corp. (Health Care Equipment & Supplies)	574,210
6,800	Persol Holdings Co. Ltd. (Professional Services)	140,212
12,700	Pola Orbis Holdings, Inc. (Personal Products)	176,532
24,700	Rengo Co. Ltd. (Containers & Packaging)	161,088

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Shares	Description	Value

Common Stocks (continued)

Japan (continued)
4,200	Rohto Pharmaceutical Co. Ltd. (Personal Products)	$87,138
2,200	Sankyo Co. Ltd. (Leisure Products)	97,056
3,500	Sankyu, Inc. (Air Freight & Logistics)	123,444
1,300	SCREEN Holdings Co. Ltd. (Semiconductors & Semiconductor Equipment)	105,741
10,600	Sega Sammy Holdings, Inc. (Leisure Products)	198,130
1,300	Shimamura Co. Ltd. (Specialty Retail)	119,346
4,300	Shin Nippon Biomedical Laboratories Ltd. (Life Sciences Tools & Services)	78,554
9,200	Shin-Etsu Chemical Co. Ltd. (Chemicals)	262,529
1,400	SMC Corp. (Machinery)	698,243
3,000	SMS Co. Ltd. (Professional Services)	70,500
1,400	Sojitz Corp. (Trading Companies & Distributors)	29,486
9,300	Sony Group Corp. (Household Durables)	841,405
2,300	Square Enix Holdings Co. Ltd. (Entertainment)	113,181
15,800	Sumitomo Mitsui Financial Group, Inc. (Banks)	645,803
4,300	Sumitomo Osaka Cement Co. Ltd. (Construction Materials)	120,934
5,000	Suzuken Co. Ltd. (Health Care Providers & Services)	142,304
29,600	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	981,510
18,200	Terumo Corp. (Health Care Equipment & Supplies)	545,013
23,500	The Chiba Bank Ltd. (Banks)	153,456
2,500	The Monogatari Corp. (Hotels, Restaurants & Leisure)	52,549
4,800	The Yokohama Rubber Co. Ltd. (Automobile Components)	104,355
5,500	TIS, Inc. (IT Services)	151,028
3,000	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	343,516
19,000	Tokyu Fudosan Holdings Corp. (Real Estate Management & Development)	96,421
4,500	Toyo Suisan Kaisha Ltd. (Food Products)	200,911
7,100	Toyota Boshoku Corp. (Automobile Components)	112,384
2,200	TRE Holdings Corp. (Commerical Services & Supplies)	19,276
3,000	Ulvac, Inc. (Semiconductors & Semiconductor Equipment)	119,095

		20,731,871

Luxembourg – 0.0%
2,562	Ternium SA ADR (Metals & Mining)	111,063

Shares	Description	Value

Common Stocks (continued)

Macau* – 0.0%
46,800	MGM China Holdings Ltd. (Hotels, Restaurants & Leisure)	$63,923
37,600	Sands China Ltd. (Hotels, Restaurants & Leisure)	134,661

		198,584

Malaysia – 0.0%
103,700	Hartalega Holdings Bhd (Health Care Equipment & Supplies)	43,826

Mexico – 0.5%
21,000	Arca Continental SAB de CV (Beverages)	199,844
8,900	Banco del Bajio SA(a) (Banks)	29,280
7,700	Grupo Aeroportuario del Pacifico SAB de CV Class B Class B (Transportation Infrastructure)	136,998
5,100	Grupo Aeroportuario del Sureste SAB de CV Class B (Transportation Infrastructure)	146,381
48,300	Grupo Bimbo SAB de CV Series A (Food Products)	258,700
106,350	Grupo Financiero Banorte SAB de CV Class O Class O (Banks)	919,675
26,350	Grupo Financiero Inbursa SAB de CV Class O Class O* (Banks)	64,133
61,300	Grupo Mexico SAB de CV Series B (Metals & Mining)	301,428
190,800	Wal-Mart de Mexico SAB de CV (Consumer Staples Distribution & Retail)	769,270

		2,825,709

Netherlands – 1.4%
3,353	Aalberts NV (Machinery)	154,860
688	Adyen NV*(a) (Financial Services)	1,105,514
19,743	Akzo Nobel NV (Chemicals)	1,637,845
3,170	Arcadis NV (Professional Services)	130,949
1,855	ASM International NV (Semiconductors & Semiconductor Equipment)	673,457
3,986	ASML Holding NV (Semiconductors & Semiconductor Equipment)	2,538,524
5,270	ASR Nederland NV (Insurance)	231,789
1,439	Euronext NV(a) (Capital Markets)	114,443
4,236	Expro Group Holdings NV* (Energy Equipment & Services)	84,254
50,194	Koninklijke Philips NV (Health Care Equipment & Supplies)	1,059,696
21,450	NEPI Rockcastle NV (Real Estate Management & Development)	129,621
8,349	QIAGEN NV* (Life Sciences Tools & Services)	373,373
6,239	Randstad NV (Professional Services)	339,001

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued) April 30, 2023 (Unaudited)

Shares	Description	Value

Common Stocks (continued)

Netherlands (continued)
5,076	Signify NV(a) (Electrical Equipment)	$169,520

		8,742,846

Poland – 0.0%
5,450	Bank Polska Kasa Opieki SA (Banks)	126,097
2,450	KGHM Polska Miedz SA (Metals & Mining)	70,476
18,000	Orange Polska SA (Diversified Telecommunication Services)	31,361

		227,934

Portugal – 0.1%
33,665	Galp Energia SGPS SA (Oil, Gas & Consumable Fuels)	406,797
120,569	Sonae SGPS SA (Consumer Staples Distribution & Retail)	137,491

		544,288

Qatar – 0.1%
94,764	Barwa Real Estate Co. (Real Estate Management & Development)	65,440
92,182	Industries Qatar QSC (Industrial Conglomerates)	324,816
39,850	Ooredoo QPSC (Diversified Telecommunication Services)	108,443
15,400	Qatar Islamic Bank SAQ (Banks)	76,112

		574,811

Russia(b) – 0.0%
61,284	Gazprom PJSC (Oil, Gas & Consumable Fuels)	—
5,200	LUKOIL PJSC ADR* (Oil, Gas & Consumable Fuels)	—
2,390	Magnit PJSC GDR* (Consumer Staples Distribution & Retail)	—
3,393	Novolipetsk Steel PJSC GDR* (Metals & Mining)	—
36	PhosAgro PJSC (Chemicals)	—
5,614	PhosAgro PJSC GDR* (Chemicals)	—
19,000	Surgutneftegas PJSC ADR* (Oil, Gas & Consumable Fuels)	—
23,847	VTB Bank PJSC GDR* (Banks)	—

		—

Singapore – 0.3%
41,700	CapLand Ascendas REIT (Industrial REITs)	89,735
17,700	City Developments Ltd. (Real Estate Management & Development)	92,594
106,600	ComfortDelGro Corp. Ltd. (Ground Transportation)	95,425
28,500	DBS Group Holdings Ltd. (Banks)	704,234
83,800	First Resources Ltd. (Food Products)	96,611
56,900	Sembcorp Industries Ltd. (Multi-Utilities)	183,084

Shares	Description	Value

Common Stocks (continued)

Singapore (continued)
19,200	United Overseas Bank Ltd. (Banks)	$407,769

		1,669,452

South Africa – 0.2%
4,100	African Rainbow Minerals Ltd. (Metals & Mining)	51,506
900	Anglo American Platinum Ltd. (Metals & Mining)	53,360
3,150	Aspen Pharmacare Holdings Ltd. (Pharmaceuticals)	31,528
1,435	Capitec Bank Holdings Ltd. (Banks)	124,956
46,756	FirstRand Ltd. (Financial Services)	164,781
10,750	Impala Platinum Holdings Ltd. (Metals & Mining)	104,660
8,815	Investec Ltd. (Capital Markets)	48,478
3,400	Kumba Iron Ore Ltd. (Metals & Mining)	82,677
13,250	MTN Group Ltd. (Wireless Telecommunication Services)	93,065
20,650	Standard Bank Group Ltd. (Banks)	193,609
29,450	Truworths International Ltd. (Specialty Retail)	87,549
9,600	Woolworths Holdings Ltd. (Broadline Retail)	34,138

		1,070,307

South Korea – 1.8%
450	AfreecaTV Co. Ltd. (Interactive Media & Services)	26,232
11,298	BNK Financial Group, Inc. (Banks)	56,207
41,212	Coupang, Inc.* (Broadline Retail)	690,713
650	Daesung Holdings Co. Ltd. (Gas Utilities)	16,534
1,450	Daou Data Corp. (Capital Markets)	18,871
2,050	DB HiTek Co. Ltd. (Semiconductors & Semiconductor Equipment)	93,337
550	DB Insurance Co. Ltd. (Insurance)	34,574
6,656	Hana Financial Group, Inc. (Banks)	209,156
1,500	Hankook Tire & Technology Co. Ltd. (Automobile Components)	38,740
5,800	HD Hyundai Infracore Co. Ltd. (Machinery)	42,913
12,300	HMM Co. Ltd. (Marine Transportation)	188,402
5,050	HPSP Co. Ltd. (Semiconductors & Semiconductor Equipment)	81,790
450	Hugel, Inc.* (Biotechnology)	38,301
2,600	Hyundai Engineering & Construction Co. Ltd. (Construction & Engineering)	79,996
857	Hyundai Mobis Co. Ltd. (Automobile Components)	139,571
2,900	Hyundai Motor Co. (Automobiles)	429,575
4,700	Hyundai Rotem Co. Ltd.* (Machinery)	115,905

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Shares	Description	Value

Common Stocks (continued)

South Korea (continued)
5,650	Hyundai Steel Co. (Metals & Mining)	$154,486
13,617	Industrial Bank of Korea (Banks)	102,546
2,750	JYP Entertainment Corp. (Entertainment)	186,032
11,312	KB Financial Group, Inc. (Banks)	419,858
7,719	Kia Corp. (Automobiles)	488,870
4,712	Korea Aerospace Industries Ltd. (Aerospace & Defense)	193,549
2,950	Korea Investment Holdings Co. Ltd. (Capital Markets)	121,920
4,718	KT Corp. (Diversified Telecommunication Services)	105,885
1,100	LG Electronics, Inc. (Household Durables)	90,330
3,950	LG Uplus Corp. (Diversified Telecommunication Services)	32,581
1,300	LX Semicon Co. Ltd. (Semiconductors & Semiconductor Equipment)	102,781
550	NAVER Corp. (Interactive Media & Services)	79,681
150	NCSoft Corp. (Entertainment)	42,446
1,000	Orion Corp. (Food Products)	108,416
439	Samsung Biologics Co. Ltd.*(a) (Life Sciences Tools & Services)	256,753
45,466	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	2,237,113
1,699	Samsung Electronics Co. Ltd. GDR (Technology Hardware, Storage & Peripherals)	2,105,279
4,450	Samsung Engineering Co. Ltd.* (Construction & Engineering)	97,130
1,343	Samsung SDI Co. Ltd. (Electronic Equipment, Instruments & Components)	696,979
8,550	SD Biosensor, Inc. (Health Care Equipment & Supplies)	133,339
15,080	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	1,014,635
1	SK Innovation Co. Ltd.* (Oil, Gas & Consumable Fuels)	130
20,805	Woori Financial Group, Inc. (Banks)	182,985

		11,254,541

Spain – 0.7%
5,267	Aena SME SA*(a) (Transportation Infrastructure)	887,052
25,078	Amadeus IT Group SA* (Hotels, Restaurants & Leisure)	1,762,607
179,902	Banco de Sabadell SA (Banks)	187,493
3,700	CIE Automotive SA (Automobile Components)	111,572
48,436	Iberdrola SA (Electric Utilities)	627,639

Shares	Description	Value

Common Stocks (continued)

Spain (continued)
20,348	Industria de Diseno Textil SA (Specialty Retail)	$699,498

		4,275,861

Sweden – 0.5%
7,844	AAK AB (Food Products)	158,081
33,895	Atlas Copco AB Class A Class A (Machinery)	490,262
2,251	Castellum AB (Real Estate Management & Development)	27,363
7,217	Evolution AB(a) (Hotels, Restaurants & Leisure)	964,252
4,619	Loomis AB (Commerical Services & Supplies)	147,849
1,341	Olink Holding AB ADR* (Life Sciences Tools & Services)	28,925
3,393	Saab AB Class B Class B (Aerospace & Defense)	190,515
14,729	Securitas AB Class B (Commerical Services & Supplies)	132,020
3,867	Spotify Technology SA* (Entertainment)	516,631
24,451	Swedbank AB Class A Class A (Banks)	424,871
6,998	Trelleborg AB Class B Class B (Machinery)	175,846

		3,256,615

Switzerland – 2.6%
784	BKW AG (Electric Utilities)	134,257
8,571	Cie Financiere Richemont SA Class A (Textiles, Apparel & Luxury Goods)	1,416,793
560	Comet Holding AG (Electronic Equipment, Instruments & Components)	135,362
1,409	Georg Fischer AG (Machinery)	102,744
7,044	Julius Baer Group Ltd. (Capital Markets)	504,746
757	Lonza Group AG (Life Sciences Tools & Services)	472,095
22,793	Nestle SA (Food Products)	2,924,104
21,554	Novartis AG (Pharmaceuticals)	2,204,842
1,504	PSP Swiss Property AG (Real Estate Management & Development)	177,113
9,894	Roche Holding AG (Pharmaceuticals)	3,098,209
4,720	SIG Group AG* (Containers & Packaging)	126,334
4,736	Sika AG (Chemicals)	1,308,192
1,313	Sonova Holding AG (Health Care Equipment & Supplies)	416,387
2,224	Sophia Genetics SA* (Health Care Technology)	10,764
431	Tecan Group AG* (Life Sciences Tools & Services)	187,818

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued) April 30, 2023 (Unaudited)

Shares	Description	Value

Common Stocks (continued)

Switzerland (continued)
56,785	UBS Group AG (Capital Markets)	$1,155,720
318	VAT Group AG(a) (Machinery)	112,187
2,977	Zurich Insurance Group AG (Insurance)	1,443,703

		15,931,370

Taiwan – 1.6%
20,150	Accton Technology Corp. (Communications Equipment)	196,843
31,950	ASE Technology Holding Co. Ltd. (Semiconductors & Semiconductor Equipment)	105,037
8,509	Asia Vital Components Co. Ltd. (Technology Hardware, Storage & Peripherals)	43,781
2,300	ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	196,951
65,600	Chailease Holding Co. Ltd. (Financial Services)	477,773
10,400	Chung-Hsin Electric & Machinery Manufacturing Corp. (Electrical Equipment)	34,480
28,500	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	279,185
37,000	E Ink Holdings, Inc. (Electronic Equipment, Instruments & Components)	230,514
9,000	Eclat Textile Co. Ltd. (Textiles, Apparel & Luxury Goods)	143,325
37,700	Evergreen Marine Corp. Taiwan Ltd. (Marine Transportation)	199,113
11,000	Fitipower Integrated Technology, Inc. (Semiconductors & Semiconductor Equipment)	56,928
16,450	Gigabyte Technology Co. Ltd. (Technology Hardware, Storage & Peripherals)	70,440
2,800	Global Unichip Corp. (Semiconductors & Semiconductor Equipment)	91,349
2,050	Globalwafers Co. Ltd. (Semiconductors & Semiconductor Equipment)	32,218
5,382	Great Tree Pharmacy Co. Ltd. (Consumer Staples Distribution & Retail)	71,004
12,950	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	44,128
10,350	International Games System Co. Ltd. Class C Class C (Entertainment)	180,757
4,850	Kaori Heat Treatment Co. Ltd. (Machinery)	31,466

Shares	Description	Value

Common Stocks (continued)

Taiwan (continued)
3,026	Lotes Co. Ltd. (Electronic Equipment, Instruments & Components)	$86,769
8,000	Lotus Pharmaceutical Co. Ltd.* (Pharmaceuticals)	67,799
23,450	Makalot Industrial Co. Ltd. (Textiles, Apparel & Luxury Goods)	170,312
20,550	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	446,836
2,050	momo.com, Inc. (Broadline Retail)	55,547
73,000	Nanya Technology Corp. (Semiconductors & Semiconductor Equipment)	161,790
12,200	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	166,788
2,800	Poya International Co. Ltd. (Broadline Retail)	52,408
9,038	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	33,302
30,200	Sino-American Silicon Products, Inc. (Semiconductors & Semiconductor Equipment)	145,553
6,000	Sporton International, Inc. (Professional Services)	51,749
241,855	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	3,960,519
8,782	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	740,323
7,350	United Integrated Services Co. Ltd. (Construction & Engineering)	51,942
277,835	United Microelectronics Corp.* (Semiconductors & Semiconductor Equipment)	446,857
4,900	Universal Vision Biotechnology Co. Ltd. (Health Care Providers & Services)	64,153
48,900	Wan Hai Lines Ltd. (Marine Transportation)	103,965
3,850	Wiwynn Corp. (Technology Hardware, Storage & Peripherals)	146,518
10,200	Wowprime Corp.* (Hotels, Restaurants & Leisure)	105,510
11,500	XinTec, Inc. (Semiconductors & Semiconductor Equipment)	36,830
21,200	Yang Ming Marine Transport Corp. (Marine Transportation)	43,735

		9,624,497

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Shares	Description	Value

Common Stocks (continued)

Thailand – 0.4%
68,900	Airports of Thailand PCL NVDR* (Transportation Infrastructure)	$148,019
115,200	Amata Corp. PCL (Real Estate Management & Development)	78,800
16,150	Bangkok Bank PCL (Banks)	74,474
56,050	Bangkok Dusit Medical Services PCL Class F (Health Care Providers & Services)	48,151
499,600	Bangkok Dusit Medical Services PCL NVDR (Health Care Providers & Services)	429,192
25,400	Bumrungrad Hospital PCL (Health Care Providers & Services)	177,383
89,150	Central Pattana PCL (Real Estate Management & Development)	178,152
100,600	Central Plaza Hotel PCL* (Hotels, Restaurants & Leisure)	161,637
25,500	Delta Electronics Thailand PCL (Electronic Equipment, Instruments & Components)	54,577
33,050	Kiatnakin Phatra Bank PCL (Banks)	58,222
166,800	Krung Thai Bank PCL (Banks)	88,182
251,300	Minor International PCL (Hotels, Restaurants & Leisure)	232,761
44,500	PTT Exploration & Production PCL (Oil, Gas & Consumable Fuels)	193,622
87,300	PTT Exploration & Production PCL NVDR (Oil, Gas & Consumable Fuels)	379,847
33,400	Thonburi Healthcare Group PCL (Health Care Providers & Services)	65,594
2,371,150	TMBThanachart Bank PCL (Banks)	101,014

		2,469,627

Turkey – 0.0%
15,123	Haci Omer Sabanci Holding AS (Banks)	29,728
56,750	Turkcell Iletisim Hizmetleri A/S (Wireless Telecommunication Services)	96,676
73,229	Turkiye Is Bankasi AS Class C Class C (Banks)	40,818

		167,222

United Arab Emirates – 0.2%
29,772	Abu Dhabi Commercial Bank PJSC (Banks)	71,531
35,315	Abu Dhabi Islamic Bank PJSC (Banks)	109,408
54,900	Aldar Properties PJSC (Real Estate Management & Development)	80,977
159,387	Americana Restaurants International PLC (Hotels, Restaurants & Leisure)	170,138
335,236	Emaar Properties PJSC (Real Estate Management & Development)	543,505

Shares	Description	Value

Common Stocks (continued)

United Arab Emirates (continued)
44,297	Emirates NBD Bank PJSC (Banks)	$170,379

		1,145,938

United Kingdom – 4.7%
9,670	Anglo American PLC (Metals & Mining)	297,973
14,097	AstraZeneca PLC (Pharmaceuticals)	2,074,556
18,295	B&M European Value Retail SA (Broadline Retail)	110,446
31,559	Balfour Beatty PLC (Construction & Engineering)	151,905
615,224	Barclays PLC (Banks)	1,239,314
21,413	Beazley PLC (Insurance)	160,650
6,573	Berkeley Group Holdings PLC (Household Durables)	367,839
81,131	BP PLC (Oil, Gas & Consumable Fuels)	544,307
15,796	British American Tobacco PLC (Tobacco)	583,596
156,183	Centrica PLC (Multi-Utilities)	224,427
86,173	Compass Group PLC (Hotels, Restaurants & Leisure)	2,273,327
4,455	Computacenter PLC (IT Services)	129,155
50,448	ConvaTec Group PLC(a) (Health Care Equipment & Supplies)	139,467
2,270	Cranswick PLC (Food Products)	91,797
5,080	Dechra Pharmaceuticals PLC (Pharmaceuticals)	238,461
4,119	Derwent London PLC (Office REITs)	124,353
34,248	Diageo PLC (Beverages)	1,562,260
57,332	DS Smith PLC (Containers & Packaging)	223,839
2,530	Endava PLC ADR* (IT Services)	145,652
6,970	Entain PLC (Hotels, Restaurants & Leisure)	127,002
9,824	Ferguson PLC (Trading Companies & Distributors)	1,385,324
5,455	Future PLC (Media)	77,406
21,319	GB Group PLC (Software)	87,162
41,343	GSK PLC (Pharmaceuticals)	745,545
21,475	Harbour Energy PLC (Oil, Gas & Consumable Fuels)	66,805
16,273	Ibstock PLC(a) (Construction Materials)	34,706
8,463	IMI PLC (Machinery)	169,800
259	Immunocore Holdings PLC ADR* (Biotechnology)	15,035
6,048	Indivior PLC* (Pharmaceuticals)	116,084
22,056	J Sainsbury PLC (Consumer Staples Distribution & Retail)	76,645
92,657	JD Sports Fashion PLC (Specialty Retail)	188,054
6,890	London Stock Exchange Group PLC (Capital Markets)	723,404

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued) April 30, 2023 (Unaudited)

Shares	Description	Value

Common Stocks (continued)

United Kingdom (continued)
2,130	Noble Corp. PLC* (Energy Equipment & Services)	$81,899
21,116	OSB Group PLC (Financial Services)	132,214
138,644	Prudential PLC (Insurance)	2,121,396
21,687	QinetiQ Group PLC (Aerospace & Defense)	101,334
27,476	Reckitt Benckiser Group PLC (Household Products)	2,220,329
61,022	RELX PLC (Professional Services)	2,032,381
17,012	Rio Tinto PLC (Metals & Mining)	1,081,493
1,595,863	Rolls-Royce Holdings PLC* (Aerospace & Defense)	3,057,146
30,187	Rotork PLC (Machinery)	124,409
14,349	RS Group PLC (Trading Companies & Distributors)	166,478
9,777	Safestore Holdings PLC (Specialized REITs)	121,873
69,580	Serco Group PLC (Commerical Services & Supplies)	133,003
4,671	St. James’s Place PLC (Capital Markets)	71,037
54,658	Supermarket Income Reit PLC (Retail REITs)	60,145
155,343	Tesco PLC (Consumer Staples Distribution & Retail)	549,208
7,343	The Weir Group PLC (Machinery)	169,942
2,647	TORM PLC Class A (Oil, Gas & Consumable Fuels)	82,850
82,897	Tritax Big Box REIT PLC (Industrial REITs)	161,960
18,187	Unilever PLC (Personal Products)	1,012,691
37,688	WH Smith PLC (Specialty Retail)	747,582
3,418	Whitbread PLC (Hotels, Restaurants & Leisure)	139,906

		28,865,572

United States – 51.8%
30,574	Abbott Laboratories (Health Care Equipment & Supplies)	3,377,510
7,757	AbbVie, Inc. (Biotechnology)	1,172,238
6,834	ABM Industries, Inc. (Commerical Services & Supplies)	290,992
750	Acuity Brands, Inc. (Electrical Equipment)	118,035
6,661	Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	595,294
11,058	Affirm Holdings, Inc.* (Financial Services)	109,032
4,340	Agree Realty Corp. (Retail REITs)	295,077
2,595	Alamo Group, Inc. (Machinery)	458,614
1,990	Allegiant Travel Co.* (Passenger Airlines)	206,781
2,350	Allison Transmission Holdings, Inc. (Machinery)	114,656

Shares	Description	Value

Common Stocks (continued)

United States (continued)
97,253	Alphabet, Inc. Class A* (Interactive Media & Services)	$10,439,137
102,448	Amazon.com, Inc.* (Broadline Retail)	10,803,142
1,308	Amedisys, Inc.* (Health Care Providers & Services)	105,032
82,707	American International Group, Inc. (Insurance)	4,386,779
8,502	Ameris Bancorp (Banks)	284,817
4,016	AMERISAFE, Inc. (Insurance)	223,490
1,014	AMN Healthcare Services, Inc.* (Health Care Providers & Services)	87,559
16,937	Amphenol Corp. Class A (Electronic Equipment, Instruments & Components)	1,278,235
14,790	Aon PLC Class A (Insurance)	4,809,412
2,625	Appfolio, Inc. Class A* (Software)	366,502
38,519	Apple, Inc. (Technology Hardware, Storage & Peripherals)	6,535,904
5,820	AppLovin Corp. Class A* (Software)	98,940
13,848	Arcutis Biotherapeutics, Inc.* (Biotechnology)	191,656
7,428	Arista Networks, Inc.* (Communications Equipment)	1,189,668
9,871	Artivion, Inc.* (Health Care Equipment & Supplies)	136,911
2,120	ASGN, Inc.* (Professional Services)	151,771
1,099	Ashland, Inc. (Chemicals)	111,669
717	Atkore, Inc.* (Electrical Equipment)	90,579
10,523	Atlassian Corp. Class A Class A (Software)	1,553,826
6,750	AtriCure, Inc.* (Health Care Equipment & Supplies)	296,932
2,229	Avantax, Inc.* (Capital Markets)	56,550
6,540	Avantor, Inc.* (Life Sciences Tools & Services)	127,399
11,896	Avient Corp. (Chemicals)	458,115
3,985	Avnet, Inc. (Electronic Equipment, Instruments & Components)	164,421
3,889	Azenta, Inc.* (Life Sciences Tools & Services)	169,133
2,459	Balchem Corp. (Chemicals)	323,113
108,609	Bank of America Corp. (Banks)	3,180,072
11,908	Becton Dickinson & Co. (Health Care Equipment & Supplies)	3,147,403
3,862	Belden, Inc. (Electronic Equipment, Instruments & Components)	304,673
13,628	Berkshire Hathaway, Inc. Class B* (Financial Services)	4,477,479
2,333	Berkshire Hills Bancorp, Inc. (Banks)	49,623
26,252	BGC Partners, Inc. Class A (Capital Markets)	118,922
14,373	BioCryst Pharmaceuticals, Inc.* (Biotechnology)	109,379
3,347	Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	82,905

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Shares	Description	Value

Common Stocks (continued)

United States (continued)
495	Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	$1,329,723
3,598	Boot Barn Holdings, Inc.* (Specialty Retail)	260,747
26,180	BorgWarner, Inc. (Automobile Components)	1,260,043
4,032	Bowlero Corp.* (Hotels, Restaurants & Leisure)	58,988
327	Cabot Corp. (Chemicals)	23,466
1,262	Cactus, Inc. Class A (Energy Equipment & Services)	51,086
5,544	Cadence Design Systems, Inc.* (Software)	1,161,191
3,805	Caleres, Inc. (Specialty Retail)	86,754
29,238	CarMax, Inc.* (Specialty Retail)	2,047,537
25,247	Carrier Global Corp. (Building Products)	1,055,830
3,387	Castle Biosciences, Inc.* (Health Care Providers & Services)	76,648
10,841	Caterpillar, Inc. (Machinery)	2,372,011
7,079	Cathay General Bancorp (Banks)	225,608
5,288	CBIZ, Inc.* (Professional Services)	278,625
10,396	Central Garden & Pet Co. Class A* (Household Products)	367,291
12,390	ChampionX Corp. (Energy Equipment & Services)	335,521
4,490	Chemed Corp. (Health Care Providers & Services)	2,475,112
10,325	Chevron Corp. (Oil, Gas & Consumable Fuels)	1,740,588
473	Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	977,984
5,297	Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	184,759
9,383	Cigna Corp. (Health Care Providers & Services)	2,376,620
1,177	Clearfield, Inc.* (Communications Equipment)	51,411
51,070	Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	3,525,873
5,427	Cohen & Steers, Inc. (Capital Markets)	325,946
16,306	CommScope Holding Co., Inc.* (Communications Equipment)	80,389
37,524	ConocoPhillips (Oil, Gas & Consumable Fuels)	3,860,844
8,593	CoreCivic, Inc.* (Commerical Services & Supplies)	75,532
3,436	Cousins Properties, Inc. (Office REITs)	74,939
5,391	CryoPort, Inc.* (Life Sciences Tools & Services)	113,427
1,626	Curtiss-Wright Corp. (Aerospace & Defense)	276,144

Shares	Description	Value

Common Stocks (continued)

United States (continued)
18,715	Danaher Corp. (Life Sciences Tools & Services)	$4,433,771
1,885	Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	66,842
4,576	Deere & Co. (Machinery)	1,729,820
1,790	Delek U.S. Holdings, Inc. (Oil, Gas & Consumable Fuels)	38,933
2,255	Dime Community Bancshares, Inc. (Banks)	46,453
24,125	Dollar General Corp. (Consumer Staples Distribution & Retail)	5,342,722
21,076	Dominion Energy, Inc. (Multi- Utilities)	1,204,283
12,163	Dynatrace, Inc.* (Software)	514,252
11,724	Ecovyst, Inc.* (Chemicals)	133,067
3,710	Eli Lilly & Co. (Pharmaceuticals)	1,468,641
1,586	Employers Holdings, Inc. (Insurance)	62,790
22,040	Entegris, Inc. (Semiconductors & Semiconductor Equipment)	1,651,237
9,141	Entravision Communications Corp. Class A (Media)	57,131
1,709	EPAM Systems, Inc.* (IT Services)	482,690
2,891	Essent Group Ltd. (Financial Services)	122,781
1,612	Evercore, Inc. Class A (Capital Markets)	183,881
6,037	Extreme Networks, Inc.* (Communications Equipment)	107,338
1,676	Federal Agricultural Mortgage Corp. Class C (Financial Services)	223,394
3,301	First Merchants Corp. (Banks)	96,323
1,199	FirstCash Holdings, Inc. (Consumer Finance)	123,533
25,035	Fiserv, Inc.* (Financial Services)	3,057,274
16,692	Flywire Corp.* (Financial Services)	486,906
2,767	Foot Locker, Inc. (Specialty Retail)	116,186
1,042	Fox Factory Holding Corp.* (Automobile Components)	115,527
48,393	Freeport-McMoRan, Inc. (Metals & Mining)	1,834,579
4,443	Fresh Del Monte Produce, Inc. (Food Products)	127,559
921	FTI Consulting, Inc.* (Professional Services)	166,240
70,585	General Motors Co. (Automobiles)	2,332,128
5,722	Glacier Bancorp, Inc. (Banks)	190,142
9,218	Global Payments, Inc. (Financial Services)	1,038,961
6,354	Globus Medical, Inc. Class A Class A* (Health Care Equipment & Supplies)	369,422
3,892	Grand Canyon Education, Inc.* (Diversified Consumer Services)	461,980
2,264	Granite Construction, Inc. (Construction & Engineering)	86,326

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued) April 30, 2023 (Unaudited)

Shares	Description	Value

Common Stocks (continued)

United States (continued)
2,087	Haemonetics Corp.* (Health Care Equipment & Supplies)	$174,703
8,949	Halozyme Therapeutics, Inc.* (Biotechnology)	287,531
2,226	Hancock Whitney Corp. (Banks)	81,294
4,424	HashiCorp, Inc. Class A* (Software)	118,607
10,024	HCA Healthcare, Inc. (Health Care Providers & Services)	2,880,196
6,785	HealthEquity, Inc.* (Health Care Providers & Services)	362,658
6,470	Heartland Express, Inc. (Ground Transportation)	93,686
1,713	Helen of Troy Ltd.* (Household Durables)	171,882
4,509	Helios Technologies, Inc. (Machinery)	271,171
6,434	Herbalife Nutrition Ltd.* (Personal Products)	95,609
4,303	Heritage Commerce Corp. (Banks)	36,576
7,297	Honeywell International, Inc. (Industrial Conglomerates)	1,458,232
4,185	Hope Bancorp, Inc. (Banks)	38,084
9,889	Horace Mann Educators Corp. (Insurance)	309,328
2,602	Hostess Brands, Inc. * (Food Products)	67,028
4,365	Houlihan Lokey, Inc. (Capital Markets)	398,874
1,766	Hub Group, Inc. Class A* (Air Freight & Logistics)	133,156
5,860	Humana, Inc. (Health Care Providers & Services)	3,108,671
5,045	IAC, Inc.* (Interactive Media & Services)	261,180
3,461	ICF International, Inc. (Professional Services)	394,554
1,285	ICU Medical, Inc.* (Health Care Equipment & Supplies)	243,045
2,800	IDACORP, Inc. (Electric Utilities)	311,136
3,352	Independent Bank Corp. (Banks)	187,712
20,009	Ingersoll Rand, Inc. (Machinery)	1,140,913
2,138	Ingevity Corp. (Chemicals)	153,380
2,419	Inmode Ltd.* (Health Care Equipment & Supplies)	90,132
1,757	Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	212,509
6,877	Insmed, Inc.* (Biotechnology)	134,101
1,140	Insulet Corp.* (Health Care Equipment & Supplies)	362,566
5,166	Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	285,783
47,455	Intercontinental Exchange, Inc. (Capital Markets)	5,169,273
2,409	InterDigital, Inc. (Software)	163,186

Shares	Description	Value

Common Stocks (continued)

United States (continued)
5,525	International Game Technology PLC (Hotels, Restaurants & Leisure)	$155,473
5,572	Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	346,300
7,145	Intuit, Inc. (Software)	3,172,023
6,911	Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	2,081,731
3,285	ITT, Inc. (Machinery)	277,385
1,966	John Wiley & Sons, Inc. Class A (Media)	75,829
21,455	Johnson & Johnson (Pharmaceuticals)	3,512,183
3,840	Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	64,435
53,062	KKR & Co., Inc. (Capital Markets)	2,816,000
2,456	Korn Ferry (Professional Services)	117,937
439,688	Kosmos Energy Ltd.* (Oil, Gas & Consumable Fuels)	2,814,003
7,530	L3Harris Technologies, Inc. (Aerospace & Defense)	1,469,479
964	Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	82,374
12,741	Laureate Education, Inc. (Diversified Consumer Services)	157,861
1,655	LCI Industries (Automobile Components)	186,949
7,372	Lear Corp. (Automobile Components)	941,110
8,394	Leonardo DRS, Inc.* (Aerospace & Defense)	126,330
1,275	Lithia Motors, Inc. (Specialty Retail)	281,635
3,364	Live Nation Entertainment, Inc.* (Entertainment)	228,012
6,023	MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	351,382
16,686	Magnolia Oil & Gas Corp. Class A (Oil, Gas & Consumable Fuels)	352,408
7,388	Marsh & McLennan Cos., Inc. (Insurance)	1,331,244
3,341	Martin Marietta Materials, Inc. (Construction Materials)	1,213,451
11,662	Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	460,416
743	Masonite International Corp.* (Building Products)	67,918
7,138	Mastercard, Inc. Class A (Financial Services)	2,712,654
9,400	Matador Resources Co. (Oil, Gas & Consumable Fuels)	460,882
4,642	Mativ Holdings, Inc. (Chemicals)	89,916
695	MAXIMUS, Inc. (Professional Services)	58,137
54,395	McCormick & Co., Inc. (Food Products)	4,778,601

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Shares	Description	Value

Common Stocks (continued)

United States (continued)
1,579	Medpace Holdings, Inc.* (Life Sciences Tools & Services)	$316,021
9,392	Meta Platforms, Inc. Class A* (Interactive Media & Services)	2,257,085
413	Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	615,989
63,998	Microsoft Corp. (Software)	19,664,025
5,302	Minerals Technologies, Inc. (Chemicals)	314,197
1,495	MongoDB, Inc.* (IT Services)	358,740
3,850	Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	1,778,584
21,726	Monster Beverage Corp.* (Beverages)	1,216,656
17,315	Motorola Solutions, Inc. (Communications Equipment)	5,045,591
32,204	Nasdaq, Inc. (Capital Markets)	1,783,135
8,422	National Energy Services Reunited Corp.* (Energy Equipment & Services)	25,687
3,690	National Health Investors, Inc. (Health Care REITs)	183,651
4,275	NCR Corp.* (Software)	95,290
1,186	Nelnet, Inc. Class A (Consumer Finance)	114,212
2,807	Netflix, Inc.* (Entertainment)	926,114
1,588	Nexstar Media Group, Inc. (Media)	275,439
69,435	NextEra Energy, Inc. (Electric Utilities)	5,320,804
9,313	NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	75,249
5,116	NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)	648,300
6,406	NorthWestern Corp. (Multi-Utilities)	375,520
3,042	Novanta, Inc.* (Electronic Equipment, Instruments & Components)	464,939
5,114	NOW, Inc. (Trading Companies & Distributors)	54,566
23,886	NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	6,628,126
457	NVR, Inc.* (Household Durables)	2,668,880
16,832	OceanFirst Financial Corp. (Banks)	269,312
1,085	Old Dominion Freight Line, Inc. (Ground Transportation)	347,623
1,003	OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	113,299
3,304	Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	340,940
10,132	Pacific Premier Bancorp, Inc. (Banks)	225,336
3,003	Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	70,360
6,269	Parker-Hannifin Corp. (Machinery)	2,036,673

Shares	Description	Value

Common Stocks (continued)

United States (continued)
2,811	Patrick Industries, Inc. (Automobile Components)	$192,919
7,120	Patterson-UTI Energy, Inc. (Energy Equipment & Services)	79,673
13,453	Paycor HCM, Inc.* (Professional Services)	316,145
1,292	Paylocity Holding Corp.* (Professional Services)	249,731
3,109	Peabody Energy Corp.* (Oil, Gas & Consumable Fuels)	74,678
2,280	Peapack-Gladstone Financial Corp. (Banks)	60,557
39,375	Peloton Interactive, Inc. Class A Class A* (Leisure Products)	349,650
1,426	Penumbra, Inc.* (Health Care Equipment & Supplies)	405,155
17,254	PepsiCo, Inc. (Beverages)	3,293,616
5,075	PetIQ, Inc. * (Health Care Providers & Services)	59,834
39,538	Pfizer, Inc. (Pharmaceuticals)	1,537,633
12,516	Phreesia, Inc.* (Health Care Technology)	396,006
2,887	PRA Group, Inc.* (Consumer Finance)	104,711
1,530	Preferred Bank (Banks)	73,562
15,411	Primoris Services Corp. (Construction & Engineering)	389,898
6,410	Progyny, Inc.* (Health Care Providers & Services)	213,068
19,120	Prologis, Inc. (Industrial REITs)	2,394,780
7,140	ProPetro Holding Corp.* (Energy Equipment & Services)	49,552
422	QuidelOrtho Corp.* (Health Care Equipment & Supplies)	37,959
10,116	R1 RCM, Inc.* (Health Care Providers & Services)	157,708
3,920	Rapid7, Inc.* (Software)	190,551
2,300	RBC Bearings, Inc.* (Machinery)	522,123
7,498	Regal Rexnord Corp. (Electrical Equipment)	975,940
2,248	ResMed, Inc. (Health Care Equipment & Supplies)	541,678
5,181	Revolve Group, Inc.* (Specialty Retail)	106,988
29,422	Rivian Automotive, Inc. Class A Class A* (Automobiles)	377,190
15,496	Ross Stores, Inc. (Specialty Retail)	1,653,888
4,207	Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	377,200
1,858	S&T Bancorp, Inc. (Banks)	51,151
5,840	Saia, Inc.* (Ground Transportation)	1,738,977
29,414	Salesforce, Inc.* (Software)	5,834,855
3,793	SBA Communications Corp. (Specialized REITs)	989,556

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued) April 30, 2023 (Unaudited)

Shares	Description	Value

Common Stocks (continued)

United States (continued)
2,594	Science Applications International Corp. (Professional Services)	$264,666
9,702	Seacoast Banking Corp. of Florida (Banks)	215,287
2,534	ServiceNow, Inc. (Software)	1,164,170
6,107	Shoals Technologies Group, Inc. Class A Class A* (Electrical Equipment)	127,575
7,680	Silgan Holdings, Inc. (Containers & Packaging)	378,317
2,213	Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	308,271
5,341	Skyline Champion Corp.* (Household Durables)	396,142
23,080	SLM Corp. (Consumer Finance)	346,662
4,382	SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	67,570
9,364	Sotera Health Co.* (Life Sciences Tools & Services)	157,034
470	Southern Copper Corp. (Metals & Mining)	36,110
1,115	SouthState Corp. (Banks)	76,913
2,256	Spirit Realty Capital, Inc. (Retail REITs)	86,766
8,401	SPX Technologies, Inc.* (Machinery)	534,976
30,365	SS&C Technologies Holdings, Inc. (Professional Services)	1,777,567
6,358	SSR Mining, Inc. (Metals & Mining)	91,040
13,376	STAG Industrial, Inc. (Industrial REITs)	453,045
1,457	Standard Motor Products, Inc. (Automobile Components)	52,467
3,479	STERIS PLC (Health Care Equipment & Supplies)	655,965
5,844	Steven Madden Ltd. (Textiles, Apparel & Luxury Goods)	204,774
5,942	Stifel Financial Corp. (Capital Markets)	356,342
939	StoneX Group, Inc.* (Capital Markets)	92,088
3,771	Stride, Inc.* (Diversified Consumer Services)	162,002
13,841	Stryker Corp. (Health Care Equipment & Supplies)	4,147,456
705	Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	74,328
10,166	Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	374,719
2,499	Syneos Health, Inc.* (Life Sciences Tools & Services)	98,111
8,295	Take-Two Interactive Software, Inc.* (Entertainment)	1,030,986

Shares	Description	Value

Common Stocks (continued)

United States (continued)
10,154	TEGNA, Inc. (Media)	$173,633
5,429	Tempur Sealy International, Inc. (Household Durables)	203,425
9,392	Terex Corp. (Machinery)	418,789
13,880	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,320,736
5,329	Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	589,494
15,077	The Allstate Corp. (Insurance)	1,745,314
4,070	The Brink’s Co. (Commerical Services & Supplies)	255,799
2,160	The Buckle, Inc. (Specialty Retail)	72,425
31,775	The Clorox Co. (Household Products)	5,262,575
2,416	The Hackett Group, Inc. (IT Services)	44,841
743	The Hanover Insurance Group, Inc. (Insurance)	88,833
14,128	The Hartford Financial Services Group, Inc. (Insurance)	1,002,947
6,802	The Home Depot, Inc. (Specialty Retail)	2,044,273
26,918	The Sherwin-Williams Co. (Chemicals)	6,394,102
10,220	The Shyft Group, Inc. (Machinery)	256,318
5,278	The Trade Desk, Inc. Class A* (Media)	339,587
14,920	The Walt Disney Co.* (Entertainment)	1,529,300
30,158	Thoughtworks Holding, Inc.* (IT Services)	187,884
6,428	T-Mobile US, Inc.* (Wireless Telecommunication Services)	924,989
13,464	Topgolf Callaway Brands Corp.* (Leisure Products)	298,497
5,400	Tradeweb Markets, Inc. Class A (Capital Markets)	380,214
2,430	Travel + Leisure Co. (Hotels, Restaurants & Leisure)	92,996
95,168	Truist Financial Corp. (Banks)	3,100,573
4,850	UFP Industries, Inc. (Building Products)	380,822
2,987	Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	85,249
27,128	Union Pacific Corp. (Ground Transportation)	5,308,950
7,748	UnitedHealth Group, Inc. (Health Care Providers & Services)	3,812,713
2,081	Univest Financial Corp. (Banks)	41,870
4,107	US Silica Holdings, Inc.* (Energy Equipment & Services)	53,596
7,683	Utz Brands, Inc. (Food Products)	145,286
12,482	Valley National Bancorp (Banks)	117,081
7,232	Vector Group Ltd. (Tobacco)	92,136
6,928	Veracyte, Inc.* (Biotechnology)	156,850

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Shares	Description	Value

Common Stocks (continued)

United States (continued)
11,660	VeriSign, Inc.* (IT Services)	$2,586,188
11,545	Verisk Analytics, Inc. (Professional Services)	2,241,000
10,297	Veritex Holdings, Inc. (Banks)	177,211
35,531	Verizon Communications, Inc. (Diversified Telecommunication Services)	1,379,669
14,214	Vertex Pharmaceuticals, Inc.* (Biotechnology)	4,843,136
1,779	Viad Corp.* (Commerical Services & Supplies)	33,854
23,810	Viavi Solutions, Inc.* (Communications Equipment)	213,338
7,028	Viper Energy Partners LP (Oil, Gas & Consumable Fuels)	206,904
16,568	Visa, Inc. Class A (Financial Services)	3,855,871
1,747	Voya Financial, Inc. (Financial Services)	133,611
3,920	Wabash National Corp. (Machinery)	100,626
1,571	Walker & Dunlop, Inc. (Financial Services)	105,744
3,623	Waste Connections, Inc. (Commerical Services & Supplies)	504,140
8,607	Waste Management, Inc. (Commerical Services & Supplies)	1,429,192
54,739	Wells Fargo & Co. (Banks)	2,175,875
1,652	Werner Enterprises, Inc. (Ground Transportation)	74,621
16,929	Weyerhaeuser Co. (Specialized REITs)	506,346
187	White Mountains Insurance Group Ltd. (Insurance)	267,810
2,031	Wintrust Financial Corp. (Banks)	138,859
7,392	Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	123,742
7,608	World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	179,853

		319,572,251

Uruguay* – 0.1%
400	Globant SA (IT Services)	62,748
568	MercadoLibre, Inc. (Broadline Retail)	725,614

		788,362

TOTAL COMMON STOCKS (Cost $500,074,955)		$558,545,022

Shares	Dividend Rate		Value

Preferred Stocks – 0.1%

Brazil – 0.0%
Bradespar SA (Metals & Mining)
12,800	19.015%		$60,821
Gerdau SA (Metals & Mining)
27,340		14.486	138,021
Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)
17,000		7.350	80,777

			279,619

South Korea – 0.1%
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)
11,711		2.594	489,577

TOTAL PREFERRED STOCKS (Cost $772,911) $769,196

Units	Description	Expiration Date	Value

Warrants* – 0.0%

Thailand – 0.0%
Kiatnakin Phatra Bank PCL (Banks)
5,509			$—

TOTAL WARRANTS (Cost $0)			$—

Shares	Description		Value

Exchange Traded Funds – 0.3%

18,500		iShares Core MSCI Emerging Markets ETF	$898,730
21,190		iShares MSCI Saudi Arabia ETF	872,392

TOTAL EXCHANGE TRADED FUNDS (Cost $1,827,736)			$1,771,122

Shares	Dividend Rate		Value

Investment Companies(c) – 8.3%
Goldman Sachs Financial Square Government Fund - Class R6
20,828,254		4.766%	$20,828,254

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued) April 30, 2023 (Unaudited)

Shares	Dividend Rate	Value

Investment Companies(c)
Goldman Sachs Financial Square Government Fund - Institutional Shares
30,174,450	4.766%	$30,174,450

TOTAL INVESTMENT COMPANIES – 8.3% (Cost $ 51,002,704)		$51,002,704

TOTAL INVESTMENTS – 99.2% (Cost $ 553,678,306)		$612,088,044

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%		4,904,913

NET ASSETS – 100.0%		$616,992,957

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(c)	Represents an affiliated issuer.

SECTOR ALLOCATION AS OF APRIL 30, 2023

Sector	% of Total Market Value

Information Technology	16.5%

Financials	15.5

Health Care	13.3

Industrials	11.6

Consumer Discretionary	10.2

Investment Companies	8.3

Consumer Staples	7.1

Communication Services	5.5

Materials	5.2

Energy	2.8

Utilities	2.1

Real Estate	1.6

Exchange Traded Funds	0.3

100.0%

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At April 30, 2023, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

BNP Paribas SA	DKK	12,820,000	USD	1,887,233	05/02/23	$8,212
	EUR	18,680,000	USD	20,498,143	05/02/23	87,945
	GBP	7,295,000	USD	9,052,088	05/02/23	116,370
	ILS	40,000	USD	10,964	05/02/23	57
	NOK	4,250,000	USD	397,863	05/02/23	974
	NZD	210,000	USD	128,881	05/02/23	981
	SEK	20,925,000	USD	2,028,109	05/02/23	12,554
	SGD	1,020,000	USD	761,967	05/02/23	2,485
	USD	4,494,085	AUD	6,720,000	05/02/23	47,102
	USD	4,453,747	AUD	6,720,000	06/02/23	862
	USD	6,158,793	CHF	5,470,000	06/02/23	14,808
	USD	1,571,983	HKD	12,320,000	05/02/23	2,356
	USD	1,572,376	HKD	12,320,000	06/02/23	476
	USD	270,471	ILS	960,000	05/02/23	5,952
	USD	13,060,056	JPY	1,703,000,000	05/02/23	556,728
	USD	12,825,386	JPY	1,703,000,000	06/02/23	263,641
	USD	408,105	NOK	4,250,000	05/02/23	9,267
	USD	130,614	NZD	210,000	05/02/23	752
	USD	768,692	SGD	1,020,000	05/02/23	4,240
JPMorgan Securities, Inc.	DKK	3,080,000	USD	453,407	05/02/23	1,973
	EUR	5,190,000	USD	5,695,148	05/02/23	24,434
	GBP	1,925,000	USD	2,388,659	05/02/23	30,708

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	NOK	1,050,000	USD	98,296	05/02/23	$241
	NZD	60,000	USD	36,823	05/02/23	280
	SEK	6,150,000	USD	596,075	05/02/23	3,690
	SGD	260,000	USD	194,227	05/02/23	634
	USD	1,190,103	AUD	1,780,000	05/02/23	12,182
	USD	1,179,713	AUD	1,780,000	06/02/23	228
	USD	1,902,808	CHF	1,690,000	06/02/23	4,575
	USD	566,577	HKD	4,440,000	05/02/23	900
	USD	566,668	HKD	4,440,000	06/02/23	171
	USD	56,348	ILS	200,000	05/02/23	1,241
	USD	3,657,380	JPY	476,000,000	05/02/23	162,616
	USD	3,584,782	JPY	476,000,000	06/02/23	73,689
	USD	100,861	NOK	1,050,000	05/02/23	2,325
	USD	37,401	NZD	60,000	05/02/23	297
	USD	196,001	SGD	260,000	05/02/23	1,141
State Street Bank and Trust	USD	8,477	EUR	7,688	05/02/23	4

TOTAL						$1,457,091

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

BNP Paribas SA	AUD	6,720,000	USD	4,448,084	05/02/23	$(1,101)
	CHF	5,470,000	USD	6,137,461	05/02/23	(16,469)
	HKD	12,320,000	USD	1,569,712	05/02/23	(85)
	JPY	1,703,000,000	USD	12,766,513	05/02/23	(263,186)
	USD	5,984,704	CHF	5,470,000	05/02/23	(136,288)
	USD	1,871,233	DKK	12,820,000	05/02/23	(24,211)
	USD	1,891,064	DKK	12,820,000	06/02/23	(8,308)
	USD	20,291,398	EUR	18,680,000	05/02/23	(294,689)
	USD	20,533,702	EUR	18,680,000	06/02/23	(91,000)
	USD	8,985,720	GBP	7,295,000	05/02/23	(182,739)
	USD	9,058,056	GBP	7,295,000	06/02/23	(116,858)
	USD	253,666	ILS	920,000	06/02/23	(79)
	USD	398,445	NOK	4,250,000	06/02/23	(1,041)
	USD	128,865	NZD	210,000	06/02/23	(988)
	USD	2,025,474	SEK	20,925,000	05/02/23	(15,188)
	USD	2,031,275	SEK	20,925,000	06/02/23	(12,815)
	USD	762,933	SGD	1,020,000	06/05/23	(2,511)
Brown Brothers Harriman & Co.	USD	10,504	HKD	82,458	05/03/23	(2)
JPMorgan Securities, Inc.	AUD	1,780,000	USD	1,178,213	05/02/23	(292)
	CHF	1,690,000	USD	1,896,217	05/02/23	(5,088)
	HKD	4,440,000	USD	565,708	05/02/23	(31)
	JPY	476,000,000	USD	3,568,327	05/02/23	(73,562)
	USD	1,846,587	CHF	1,690,000	05/02/23	(44,542)
	USD	448,869	DKK	3,080,000	05/02/23	(6,511)
	USD	454,327	DKK	3,080,000	06/02/23	(1,996)
	USD	5,632,028	EUR	5,190,000	05/02/23	(87,554)
	USD	5,705,028	EUR	5,190,000	06/02/23	(25,283)

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued) April 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	USD	2,370,127	GBP	1,925,000	05/02/23	$(49,240)
	USD	2,390,234	GBP	1,925,000	06/02/23	(30,836)
	USD	55,145	ILS	200,000	06/02/23	(17)
	USD	98,439	NOK	1,050,000	06/02/23	(257)
	USD	36,819	NZD	60,000	06/02/23	(282)
	USD	595,381	SEK	6,150,000	05/02/23	(4,384)
	USD	597,006	SEK	6,150,000	06/02/23	(3,766)
	USD	194,473	SGD	260,000	06/05/23	(640)
State Street Bank and Trust	EUR	24,078	USD	26,547	05/02/23	(13)
	EUR	53,400	USD	58,889	05/03/23	(35)
	GBP	15,464	USD	19,442	05/03/23	(5)
	USD	99,529	EUR	90,356	05/02/23	(46)

TOTAL						$(1,501,938)

FUTURES CONTRACTS — At April 30, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	149	06/16/23	$31,204,325	$1,488,416
S&P Toronto Stock Exchange 60 Index	79	06/15/23	14,559,767	675,452

TOTAL FUTURES CONTRACTS				$2,163,868

Currency Abbreviations:
AUD	—Australian Dollar
CHF	—Swiss Franc
DKK	—Denmark Krone
EUR	—Euro
GBP	—British Pound
HKD	—Hong Kong Dollar
ILS	—Israeli Shekel
JPY	—Japanese Yen
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
SGD	—Singapore Dollar
USD	—U.S. Dollar

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
ADR	—American Depositary Receipt
ETF	—Exchange Traded Fund
GDR	—Global Depository Receipt
LP	—Limited Partnership
MSCI	—Morgan Stanley Capital International
MTN	—Medium Term Note
PI	—Private Investment
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments April 30, 2023 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – 33.3%

Advertising(a)(b) – 0.2%
CMG Media Corp.
	$2,824,000	8.875%	12/15/27	$2,188,826
Summer BC Holdco A S.a.r.l.
EUR	98,215	9.250	10/31/27	87,461
Summer BC Holdco B S.a.r.l.
	627,000	5.750	10/31/26	600,654

				2,876,941

Aerospace & Defense(b) – 0.4%
Bombardier, Inc.(a)
	$560,000	7.875	04/15/27	558,617
	1,000,000	7.500	02/01/29	983,450
Raytheon Technologies Corp.
	465,000	2.820	09/01/51	319,701
	165,000	3.030	03/15/52	118,462
TransDigm, Inc.(a)
	2,407,000	6.250	03/15/26	2,418,529

				4,398,759

Agriculture(a)(b) – 0.1%
Vector Group Ltd.
	1,585,000	5.750	02/01/29	1,418,908

Airlines – 0.7%
American Airlines, Inc.(a)(b)
	1,342,000	7.250	02/15/28	1,305,015
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
	663,000	5.500	04/20/26	651,318
	500,000	5.750	04/20/29	475,560
Avianca Midco 2 Ltd.(a)(b)
	1,743,873	9.000	12/01/28	1,447,327
Delta Air Lines, Inc.(b)
	101,000	4.375	04/19/28	95,225
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
	261,000	4.750	10/20/28	253,311
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.(a)(b)
	2,117,928	5.750	01/20/26	1,972,490
United Airlines, Inc.(a)(b)
	970,000	4.375	04/15/26	926,282
	755,000	4.625	04/15/29	683,275

				7,809,803

Apparel(a)(b) – 0.2%
CT Investment GmbH
EUR	1,145,000	5.500	04/15/26	1,116,886
Hanesbrands, Inc.
	$700,000	9.000	02/15/31	716,856
Wolverine World Wide, Inc.
	727,000	4.000	08/15/29	603,963

				2,437,705

Automotive – 1.2%
Adient Global Holdings Ltd.(a)
	741,000	8.250	04/15/31	758,325

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Automotive – (continued)
Benteler International AG(a)
	$450,000	10.500%		05/15/28	$461,250
Clarios Global LP/Clarios U.S. Finance Co.
EUR	375,000	4.375	(b)	05/15/26	396,044
	$356,000	6.250	(a)(b)	05/15/26	353,971
	569,000	8.500	(a)(b)	05/15/27	573,068
	500,000	6.750	(a)	05/15/28	500,930
Dana Financing Luxembourg S.a.r.l.(a)(b)
EUR	400,000	3.000		07/15/29	345,657
Dealer Tire LLC/DT Issuer LLC(a)(b)
	$748,000	8.000		02/01/28	693,426
Ford Motor Co.(b)
	591,000	6.100		08/19/32	563,560
Ford Motor Credit Co. LLC(b)
	360,000	4.063		11/01/24	350,219
	626,000	4.125		08/17/27	574,023
	145,000	3.815		11/02/27	130,045
	280,000	2.900		02/16/28	242,474
	425,000	6.800		05/12/28	425,340
	1,710,000	5.113		05/03/29	1,593,156
	630,000	7.350		03/06/30	647,338
	1,390,000	4.000		11/13/30	1,191,508
Grupo Antolin-Irausa SA(a)(b)
EUR	166,000	3.375		04/30/26	149,610
IHO Verwaltungs GmbH(a)(b)(c)
	$335,000	6.000		05/15/27	309,500
EUR	920,000	8.750		05/15/28	1,029,208
	$635,000	6.375		05/15/29	569,366
Jaguar Land Rover Automotive PLC(a)(b)
EUR	1,100,000	4.500		07/15/28	1,011,611
	$729,000	5.500		07/15/29	603,670
Nissan Motor Co. Ltd.(a)(b)
	817,000	4.345		09/17/27	747,081

					14,220,380

Banks – 1.7%
Banca Monte dei Paschi di Siena SpA(b)(d) (5 year EUR Swap + 5.005%)
EUR	1,964,000	7.677		01/18/28	1,828,973
Banco de Sabadell SA(b)(d) (5 year EUR Swap + 6.830%)
	600,000	9.375		07/18/28	611,707
Banco do Brasil SA(a)
	$1,053,000	6.250		04/18/30	1,044,050
Barclays PLC(b)(d)
(5 year CMT + 5.867%)
	265,000	6.125		12/15/25	228,252
(5 year GBP SONIA Linked ICE Swap + 5.639%)
GBP	346,000	9.250		09/15/28	391,352
(5 year USD Swap + 4.842%)
	$245,000	7.750		09/15/23	230,116
CaixaBank SA(b)(d) (-1X 5 year EUR Swap + 3.857%)
EUR	600,000	3.625		09/14/28	433,073
Commerzbank AG(b)(d) (-1X 5 year EUR Swap + 6.363%)
	600,000	6.125		10/09/25	576,032

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Cooperatieve Rabobank UA(b)(d) (5 year EUR Swap + 3.717%)
EUR	1,000,000	4.875%		06/29/29	$934,643
Credit Suisse Group AG(b)(d)
(1 year EURIBOR ICE Swap + 4.950%)
	783,000	7.750		03/01/29	943,536
(SOFR + 3.700%)
	$1,240,000	6.442	(a)	08/11/28	1,230,204
(SOFR + 5.020%)
	925,000	9.016	(a)	11/15/33	1,095,727
Deutsche Bank AG(b)(d)
(-1X 5 year EUR Swap + 4.747%)
EUR	600,000	4.625		10/30/27	438,825
(5 year EURIBOR ICE Swap + 6.940%)
	200,000	10.000		12/01/27	208,094
Freedom Mortgage Corp.(a)(b)
	$200,000	8.125		11/15/24	193,088
	975,000	8.250		04/15/25	906,984
	650,000	6.625		01/15/27	526,260
Huntington Bancshares, Inc.(b)(d) (SOFR + 1.970%)
	421,000	4.443		08/04/28	400,001
Ibercaja Banco SA(b)(d) (-1X 5 year EUR Swap + 2.882%)
EUR	700,000	2.750		07/23/30	655,793
Intesa Sanpaolo SpA(a)
	$1,040,000	5.710		01/15/26	1,010,880
Lloyds Banking Group PLC(b)(d) (5 year USD Swap + 4.496%)
	740,000	7.500		09/27/25	699,529
Novo Banco SA/Luxembourg
EUR	95,000	3.500		01/02/43	75,027
	1,015,000	3.500		01/23/43	796,377
Popular, Inc.
	$880,000	7.250		03/13/28	872,828
Societe Generale SA(b)(d) (5 year EUR Swap + 5.228%)
EUR	400,000	7.875		01/18/29	398,910
UniCredit SpA(b)(d)
(-1X 5 year EUR Swap + 4.606%)
	521,000	4.450		12/03/27	433,409
(5 year EURIBOR ICE Swap + 7.334%)
	690,000	7.500		06/03/26	727,922
(5 year USD ICE Swap + 3.703%)
	$2,075,000	5.861	(a)	06/19/32	1,891,259

					19,782,851

Biotechnology(b) – 0.1%
Cidron Aida Finco Sarl
EUR	1,123,000	5.000		04/01/28	1,107,405

Building Materials – 0.5%
Builders FirstSource, Inc.(a)(b)
	$425,000	4.250		02/01/32	372,330
CEMEX Materials LLC(a)
	723,000	7.700		07/21/25	730,230
CP Atlas Buyer, Inc.(a)(b)
	511,000	7.000		12/01/28	386,597
Griffon Corp.(b)
	815,000	5.750		03/01/28	748,594

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Building Materials – (continued)
Knife River Holding Co.(a)
	$447,000	7.750%	05/01/31	$453,084
Martin Marietta Materials, Inc.(b)
	782,000	2.400	07/15/31	650,069
SRM Escrow Issuer LLC(a)(b)
	1,349,000	6.000	11/01/28	1,263,109
Standard Industries, Inc.(a)(b)
	528,000	4.375	07/15/30	454,977
Summit Materials LLC/Summit Materials Finance Corp.(a)(b)
	752,000	5.250	01/15/29	714,227

				5,773,217

Chemicals – 1.4%
ASP Unifrax Holdings, Inc.(a)(b)
	650,000	5.250	09/30/28	535,645
Axalta Coating Systems LLC(a)(b)
	505,000	3.375	02/15/29	439,254
Braskem Netherlands Finance BV(a)(b)
	761,000	7.250	02/13/33	725,214
Cerdia Finanz GmbH(a)(b)
	1,000,000	10.500	02/15/27	952,070
CF Industries, Inc.
	1,002,000	5.150	03/15/34	971,920
Cornerstone Chemical Co.(a)
	4,330,000	10.250	09/01/27	3,864,395
GPD Cos., Inc.(a)(b)
	731,000	10.125	04/01/26	669,896
INEOS Quattro Finance 2 PLC(a)(b)
EUR	151,000	2.500	01/15/26	149,537
Innophos Holdings, Inc.(a)(b)
	$715,000	9.375	02/15/28	724,173
Iris Holdings, Inc.(a)(b)(c)
	615,000	8.750	02/15/26	567,590
Nobian Finance BV(a)(b)
EUR	339,000	3.625	07/15/26	321,259
OCI NV(a)(b)
	$710,000	4.625	10/15/25	678,675
Rain CII Carbon LLC/CII Carbon Corp.(a)(b)
	1,305,000	7.250	04/01/25	1,267,090
Rayonier AM Products, Inc.(a)(b)
	1,418,000	7.625	01/15/26	1,262,474
SCIH Salt Holdings, Inc.(a)(b)
	210,000	4.875	05/01/28	189,013
	593,000	6.625	05/01/29	494,503
The Chemours Co.(a)(b)
	727,000	5.750	11/15/28	645,968
	245,000	4.625	11/15/29	201,779
Tronox, Inc.(a)(b)
	1,194,000	4.625	03/15/29	991,712
Vibrantz Technologies, Inc.(a)(b)
	789,000	9.000	02/15/30	608,493

				16,260,660

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued) April 30, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Commercial Services(b) – 1.1%
Albion Financing 1 S.a.r.l./Aggreko Holdings, Inc.(a)
	$570,000	6.125%		10/15/26	$517,429
Allied Universal Holdco LLC/Allied Universal Finance Corp.(a)
	750,000	6.625		07/15/26	722,820
BCP V Modular Services Finance II PLC(a)
EUR	565,000	4.750		11/30/28	520,092
BCP V Modular Services Finance PLC(a)
	150,000	6.750		11/30/29	129,046
Castor SpA(a)
	691,000	6.000		02/15/29	668,544
CoreLogic, Inc.(a)
	$675,000	4.500		05/01/28	556,706
CPI CG, Inc.(a)
	538,000	8.625		03/15/26	532,082
GEMS MENASA Cayman Ltd./GEMS Education
Delaware LLC(a)
	1,461,000	7.125		07/31/26	1,425,662
Kapla Holding SAS(a)
EUR	502,000	3.375		12/15/26	492,241
Korn Ferry(a)
	$1,115,000	4.625		12/15/27	1,059,607
Loxam SAS(a)
EUR	376,000	2.875		04/15/26	382,450
Neptune Bidco US, Inc.(a)
	$1,372,000	9.290		04/15/29	1,291,395
Paysafe Finance PLC/Paysafe Holdings U.S. Corp.(a)
	493,000	4.000		06/15/29	386,448
StoneMor, Inc.(a)
	975,000	8.500		05/15/29	803,605
The ADT Security Corp.(a)
	651,000	4.125		08/01/29	568,785
United Rentals North America, Inc.
	206,000	6.000	(a)	12/15/29	208,760
	535,000	5.250		01/15/30	517,703
Verisure Holding AB
EUR	470,000	9.250		10/15/27	554,161
	461,000	7.125	(a)	02/01/28	506,706
Villa Dutch Bidco BV(a)
	539,000	9.000		11/03/29	566,622
WW International, Inc.(a)
	$530,000	4.500		04/15/29	337,907

					12,748,771

Computers(b) – 0.5%
Ahead DB Holdings LLC(a)
	1,043,000	6.625		05/01/28	871,072
Apple, Inc.
	180,000	2.375		02/08/41	134,872
	840,000	2.650		05/11/50	596,551
	285,000	2.650		02/08/51	200,004
	145,000	2.700		08/05/51	102,443
CA Magnum Holdings(a)
	1,570,000	5.375		10/31/26	1,376,498
Centurion Bidco SpA(a)
EUR	450,000	5.875		09/30/26	435,410

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Computers(b) – (continued)
Libra Groupco SpA(a)
EUR	418,000	5.000%		05/15/27	$386,167
McAfee Corp.(a)
	$793,000	7.375		02/15/30	659,165
Science Applications International Corp.(a)
	694,000	4.875		04/01/28	655,428
Seagate HDD Cayman
	325,000	3.375		07/15/31	237,929

					5,655,539

Distribution & Wholesale(a)(b) – 0.1%
American Builders & Contractors Supply Co., Inc.
	370,000	3.875		11/15/29	319,280
H&E Equipment Services, Inc.
	1,143,000	3.875		12/15/28	987,484

					1,306,764

Diversified Financial Services – 1.3%
Armor Holdco, Inc.(a)(b)
	765,000	8.500		11/15/29	633,053
Bread Financial Holdings, Inc.(a)(b)
	575,000	7.000		01/15/26	483,293
Coinbase Global, Inc.(a)(b)
	859,000	3.375		10/01/28	518,982
Finance of America Funding LLC(a)(b)
	1,710,000	7.875		11/15/25	1,343,957
Global Aircraft Leasing Co. Ltd.(a)(b)(c) (PIK 7.250%, Cash 6.500%)
	1,700,656	6.500		09/15/24	1,518,210
Home Point Capital, Inc.(a)(b)
	825,000	5.000		02/01/26	697,158
Jefferies Finance LLC/JFIN Co-Issuer Corp.(a)(b)
	574,000	5.000		08/15/28	484,450
Kane Bidco Ltd.(b)
EUR	626,000	5.000		02/15/27	637,166
GBP	213,000	6.500		02/15/27	236,173
LD Holdings Group LLC(a)(b)
	$530,000	6.500		11/01/25	374,922
	1,420,000	6.125		04/01/28	781,909
LPL Holdings, Inc.(a)(b)
	982,000	4.625		11/15/27	927,155
Midcap Financial Issuer Trust(a)(b)
	952,000	6.500		05/01/28	858,780
	720,000	5.625		01/15/30	593,532
OneMain Finance Corp.
	125,000	7.125		03/15/26	121,749
	177,000	3.500	(b)	01/15/27	151,135
	745,000	3.875	(b)	09/15/28	600,485
	400,000	5.375	(b)	11/15/29	336,556
PennyMac Financial Services, Inc.(a)(b)
	555,000	4.250		02/15/29	456,487
PRA Group, Inc.(a)(b)
	435,000	7.375		09/01/25	433,099
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(a)(b)
	801,000	3.625		03/01/29	676,941

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Diversified Financial Services – (continued)
United Wholesale Mortgage LLC(b)
	$345,000	5.500%		11/15/25	$329,082
	334,000	5.750		06/15/27	305,787
	115,000	5.500		04/15/29	99,027
VistaJet Malta Finance PLC/XO Management Holding, Inc.(a)(b)
	874,000	6.375		02/01/30	756,255
Voyager Aviation Holdings LLC(a)(b)
	1,020,000	8.500		05/09/26	820,508

					15,175,851

Electric Utilities(a) –0.0%
Abu Dhabi National Energy Co. PJSC
	469,000	4.696		04/24/33	476,621

Electrical – 0.8%
Calpine Corp.(b)
	443,000	4.500	(a)	02/15/28	412,646
	617,000	4.625		02/01/29	534,939
Electricite de France SA(b)(d)
(13 year GBP SONIA Linked ICE Swap + 4.235%)
GBP	400,000	6.000		01/29/26	445,272
(-1X 5 year EUR Swap + 3.198%)
EUR	1,000,000	3.000		09/03/27	903,558
(-1X 5 year EUR Swap + 3.970%)
	1,400,000	3.375		06/15/30	1,148,187
Eskom Holdings SOC Ltd.(e)
	$667,000	4.314		07/23/27	591,142
Mercury Chile Holdco LLC(b)
	1,479,000	6.500		01/24/27	1,390,075
NPC Ukrenergo(e)
	263,000	6.875		11/09/28	43,395
NRG Energy, Inc.(a)(b)
	665,000	3.625		02/15/31	538,098
	500,000	7.000		03/15/33	519,400
(5 year CMT + 5.920%)
	850,000	10.250	(d)	03/15/28	838,261
Pattern Energy Operations LP/Pattern Energy Operations, Inc.(a)(b)
	733,000	4.500		08/15/28	681,287
Talen Energy Supply LLC(a)
	750,000	8.625		06/01/30	757,500
Vistra Operations Co. LLC(a)(b)
	555,000	5.625		02/15/27	541,203
	200,000	5.000		07/31/27	190,100
	29,000	4.300		07/15/29	26,766

					9,561,829

Electrical Components & Equipment(a)(b) – 0.1%
Belden, Inc.
EUR	756,000	3.375		07/15/31	700,401

Electronics(a)(b) – 0.1%
Coherent Corp.
	$912,000	5.000		12/15/29	820,499

Energy-Alternate Sources(a)(b) – 0.2%
Cullinan Holdco Scsp
EUR	800,000	4.625		10/15/26	774,231

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Energy-Alternate Sources(a)(b) – (continued)
Enviva Partners LP/Enviva Partners Finance Corp.
	$881,000	6.500%	01/15/26	$750,735
TerraForm Power Operating LLC
	827,000	5.000	01/31/28	792,084

				2,317,050

Engineering & Construction – 0.3%
Abertis Infraestructuras Finance BV(b)(d) (-1X 5 year EUR Swap + 3.694%)
EUR	900,000	3.248	11/24/25	877,664
Bioceanico Sovereign Certificate Ltd.(f)
	$928,811	0.000	06/05/34	631,475
Global Infrastructure Solutions, Inc.(a)(b)
	866,000	5.625	06/01/29	721,508
Promontoria Holding 264 BV(a)
EUR	346,000	6.375	03/01/27	384,155
Tutor Perini Corp.(a)(b)
	$950,000	6.875	05/01/25	688,085

				3,302,887

Entertainment – 1.5%
888 Acquisitions Ltd.(a)(b)
EUR	753,000	7.558	07/15/27	749,521
Allwyn Entertainment Financing U.K. PLC(a)(b)
	750,000	7.250	04/30/30	833,607
AMC Entertainment Holdings, Inc.(b)
	$235,000	6.125	05/15/27	94,226
Banijay Group SAS(b)
EUR	775,000	6.500	03/01/26	831,599
Caesars Entertainment, Inc.(a)(b)
	$1,675,000	8.125	07/01/27	1,707,713
	109,000	4.625	10/15/29	95,504
Caesars Resort Collection LLC/CRC Finco, Inc.(a)(b)
	190,000	5.750	07/01/25	191,400
Cirsa Finance International S.a.r.l.(a)(b)
EUR	600,000	4.750	05/22/25	645,035
	1,495,000	4.500	03/15/27	1,450,434
Empire Resorts, Inc.(a)(b)
	$1,515,000	7.750	11/01/26	1,253,359
Gamma Bidco SpA(a)(b)
EUR	588,000	6.250	07/15/25	655,414
Gamma Bondco S.a.r.l.(a)
	350,000	8.125	11/15/26	408,805
International Game Technology PLC(a)(b)
	$335,000	6.250	01/15/27	339,285
EUR	909,000	2.375	04/15/28	894,784
	$190,000	5.250	01/15/29	182,594
Jacobs Entertainment, Inc.(a)(b)
	670,000	6.750	02/15/29	583,490
	150,000	6.750	02/15/29	128,997
LHMC Finco 2 S.a.r.l.(a)(b)(c)
EUR	100,000	7.250	10/02/25	103,267
Live Nation Entertainment, Inc.(a)(b)
	$1,190,000	4.750	10/15/27	1,103,808

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued) April 30, 2023 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Entertainment – (continued)
Loarre Investments S.a.r.l.(a)(b)
EUR	600,000	6.500%	05/15/29	$621,968
Merlin Entertainments Ltd.(a)(b)
	$250,000	5.750	06/15/26	238,417
Raptor Acquisition Corp./Raptor Co.-Issuer LLC(a)(b)
	640,000	4.875	11/01/26	600,710
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.(a)(b)
	544,000	6.625	03/01/30	482,528
Six Flags Entertainment Corp.(a)(b)
	606,000	4.875	07/31/24	606,048
WMG Acquisition Corp.(a)(b)
EUR	769,000	2.250	08/15/31	663,933
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(a)(b)
	$1,282,000	7.125	02/15/31	1,314,140

				16,780,586

Environmental(a)(b) – 0.1%
Clean Harbors, Inc.
	442,000	4.875	07/15/27	427,887
GFL Environmental, Inc.
	665,000	4.375	08/15/29	602,636

				1,030,523

Federal Home Loan Banks(a) – 0.0%
Sasol Financing USA LLC
	369,000	8.750	05/03/29	370,476

Food & Drug Retailing – 0.5%
Chobani LLC/Chobani Finance Corp., Inc.(a)(b)
	994,000	7.500	04/15/25	976,665
Iceland Bondco PLC(a)(b)
GBP	596,000	4.625	03/15/25	677,866
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.(a)(b)
	$603,000	5.500	01/15/30	576,215
MARB BondCo PLC(b)
	1,228,000	3.950	01/29/31	898,374
New Albertsons LP
	1,015,000	8.700	05/01/30	1,085,613
	375,000	8.000	05/01/31	386,996
Nomad Foods Bondco PLC(a)(b)
EUR	607,000	2.500	06/24/28	577,221
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed(a)(b)
	$277,000	4.625	03/01/29	228,863

				5,407,813

Forest Products & Paper(a)(b) – 0.2%
Domtar Corp.
	2,652,000	6.750	10/01/28	2,304,668

Gaming(b) – 0.2%
MGM Resorts International
	214,000	6.750	05/01/25	215,902
	704,000	4.750	10/15/28	654,284

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Gaming(b) – (continued)
Station Casinos LLC(a)
	$725,000	4.500%	02/15/28	$666,377
Wynn Macau Ltd.(a)
	165,000	5.500	01/15/26	152,831
	135,000	5.500	10/01/27	120,319
	35,000	5.625	08/26/28	30,428
	730,000	5.125	12/15/29	601,018

				2,441,159

Hand/Machine Tools(a)(b) – 0.0%
IMA Industria Macchine Automatiche SpA
EUR	360,000	3.750	01/15/28	345,310

Healthcare Providers & Services(b) – 1.0%
Acadia Healthcare Co., Inc.(a)
	$739,000	5.000	04/15/29	699,707
Air Methods Corp.(a)
	248,000	8.000	05/15/25	15,522
Akumin, Inc.(a)
	3,076,000	7.000	11/01/25	2,452,003
Avantor Funding, Inc.(a)
EUR	504,000	2.625	11/01/25	531,900
	195,000	3.875	07/15/28	197,962
CAB SELAS(a)
	835,000	3.375	02/01/28	732,362
Centene Corp.
	$435,000	2.500	03/01/31	354,838
	285,000	2.625	08/01/31	233,005
Envision Healthcare Corp.(a)
	835,000	8.750	10/15/26	21,685
Global Medical Response, Inc.(a)
	575,000	6.500	10/01/25	355,034
HCA, Inc.
	961,000	3.500	09/01/30	864,804
IQVIA, Inc.(a)
EUR	700,000	2.875	06/15/28	682,311
Legacy LifePoint Health LLC(a)
	$585,000	4.375	02/15/27	497,987
LifePoint Health, Inc.(a)
	296,000	5.375	01/15/29	185,323
Medline Borrower LP(a)
	690,000	3.875	04/01/29	603,605
Molina Healthcare, Inc.(a)
	893,000	4.375	06/15/28	837,170
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.(a)
	520,000	9.750	12/01/26	432,650
Syneos Health, Inc.(a)
	540,000	3.625	01/15/29	451,445
Team Health Holdings, Inc.(a)
	1,106,000	6.375	02/01/25	577,597
Tenet Healthcare Corp.
	1,327,000	6.125	10/01/28	1,287,283

				12,014,193

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Home Builders(a)(b) – 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.
	$350,000	6.625%	01/15/28	$331,419
	321,000	4.625	08/01/29	267,669
Mattamy Group Corp.
	505,000	4.625	03/01/30	442,526

				1,041,614

Household Products(a)(b) – 0.0%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.
	491,000	7.000	12/31/27	431,574

Insurance(b) – 0.6%
Acrisure LLC/Acrisure Finance, Inc.(a)
	500,000	7.000	11/15/25	477,425
	525,000	10.125	08/01/26	533,605
	751,000	4.250	02/15/29	630,540
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(a)
	690,000	6.750	10/15/27	643,956
AssuredPartners, Inc.(a)
	1,875,000	7.000	08/15/25	1,856,287
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co.-Issuer, Inc.(a)(c)
	1,851,875	7.625	10/15/25	1,708,355
Ryan Specialty Group LLC(a)
	500,000	4.375	02/01/30	448,615
Sagicor Financial Co. Ltd.
	464,000	5.300	05/13/28	445,440

				6,744,223

Internet(a)(b) – 0.5%
ANGI Group LLC
	421,000	3.875	08/15/28	328,982
Arches Buyer, Inc.
	200,000	4.250	06/01/28	172,068
Cablevision Lightpath LLC
	880,000	5.625	09/15/28	643,632
Gen Digital, Inc.
	660,000	6.750	09/30/27	665,181
	580,000	7.125	09/30/30	583,068
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
	491,000	5.250	12/01/27	472,107
	207,000	3.500	03/01/29	179,299
HSE Finance S.a.r.l
EUR	150,000	5.625	10/15/26	82,735
Netflix, Inc.
	323,000	3.625	06/15/30	342,197
Uber Technologies, Inc.
	$500,000	7.500	05/15/25	507,525
	500,000	8.000	11/01/26	512,770
United Group B.V.
EUR	870,000	5.250	02/01/30	712,223

				5,201,787

Investment Companies(b) – 0.2%
Blackstone Private Credit Fund
	$1,000,000	2.625	12/15/26	850,330

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Investment Companies(b) – (continued)
MDGH GMTN RSC Ltd.(a)
	$821,000	5.500%	04/28/33	$886,834
Owl Rock Capital Corp.
	962,000	3.400	07/15/26	860,740

				2,597,904

Iron/Steel(b) – 0.7%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP(a)
	3,085,000	8.750	07/15/26	2,980,110
CSN Resources SA
	558,000	5.875	04/08/32	455,224
Mineral Resources Ltd.(a)
	2,900,000	8.125	05/01/27	2,926,303
	387,000	8.000	11/01/27	393,285
	439,000	8.500	05/01/30	446,770
Tacora Resources, Inc.(a)
	615,000	8.250	05/15/26	468,144

				7,669,836

Leisure Time(b) – 0.4%
Carnival Corp.(a)
	250,000	5.750	03/01/27	205,722
	1,664,000	9.875	08/01/27	1,707,513
Pinnacle Bidco PLC
EUR	491,000	5.500	02/15/25	514,279
Royal Caribbean Cruises Ltd.(a)
	$270,000	5.500	08/31/26	247,720
	175,000	11.625	08/15/27	186,209
	525,000	5.500	04/01/28	463,003
TUI Cruises GmbH(a)
EUR	450,000	6.500	05/15/26	442,595
Viking Cruises Ltd.(a)
	$816,000	5.875	09/15/27	699,916

				4,466,957

Lodging(a)(b) – 0.2%
Hilton Domestic Operating Co., Inc.
	1,020,000	3.750	05/01/29	918,999
	575,000	4.000	05/01/31	508,070
NH Hotel Group SA
EUR	500,000	4.000	07/02/26	526,648

				1,953,717

Machinery - Construction & Mining(a)(b) – 0.1%
BWX Technologies, Inc.
	$645,000	4.125	06/30/28	597,896

Machinery-Diversified(a)(b) – 0.3%
Chart Industries, Inc.
	790,000	7.500	01/01/30	814,838
	1,238,000	9.500	01/01/31	1,309,940
Novafives SAS
EUR	300,000	5.000	06/15/25	282,892
OT Merger Corp.
	$984,000	7.875	10/15/29	581,702

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued) April 30, 2023 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Machinery-Diversified(a)(b) – (continued)
TK Elevator Midco GmbH
EUR	447,000	4.375%	07/15/27	$440,393

				3,429,765

Media – 3.4%
Altice Financing SA(a)(b)
	400,000	2.250	01/15/25	416,069
	$554,000	5.000	01/15/28	448,673
	2,900,000	5.750	08/15/29	2,314,490
Altice Finco SA(a)(b)
EUR	242,000	4.750	01/15/28	190,240
Audacy Capital Corp.(a)(b)
	$745,000	6.500	05/01/27	55,264
	925,000	6.750	03/31/29	67,784
Beasley Mezzanine Holdings LLC(a)(b)
	1,610,000	8.625	02/01/26	1,035,600
CCO Holdings LLC/CCO Holdings Capital Corp.(a)(b)
	805,000	5.375	06/01/29	738,966
	1,400,000	6.375	09/01/29	1,330,896
	1,970,000	4.500	08/15/30	1,661,577
	650,000	4.250	02/01/31	534,878
	1,000,000	7.375	03/01/31	980,000
Charter Communications Operating LLC / Charter Communications Operating Capital(b)
	200,000	3.900	06/01/52	130,274
	100,000	4.400	12/01/61	66,989
Comcast Corp.(b)
	225,000	2.937	11/01/56	149,294
	790,000	2.987	11/01/63	512,607
CSC Holdings LLC(a)(b)
	847,000	5.500	04/15/27	724,397
	445,000	7.500	04/01/28	279,135
	330,000	6.500	02/01/29	275,606
	1,056,000	5.750	01/15/30	538,613
Diamond Sports Group LLC/Diamond Sports Finance Co.(a)(b)(g)
	2,069,000	5.375	08/15/26	143,878
	1,274,000	6.625	08/15/27	38,475
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.(a)(b)
	660,000	5.875	08/15/27	579,209
DISH DBS Corp.
	180,000	5.875	11/15/24	149,161
	713,000	7.750	07/01/26	411,672
	1,850,000	5.250(a)(b)	12/01/26	1,412,031
	1,128,000	5.750(a)(b)	12/01/28	804,005
	768,000	5.125	06/01/29	355,046
DISH Network Corp.(a)(b)
	567,000	11.750	11/15/27	536,166
Gray Escrow II, Inc.(a)(b)
	440,000	5.375	11/15/31	282,352
Gray Television, Inc.(a)(b)
	1,871,000	7.000	05/15/27	1,514,762
LCPR Senior Secured Financing DAC(a)(b)
	1,474,000	6.750	10/15/27	1,404,486
Liberty Interactive LLC(b)
	3,947,699	4.000	11/15/29	720,455

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Media – (continued)
	$341,038	3.750%	02/15/30	$58,403
McGraw-Hill Education, Inc.(a)(b)
	850,000	5.750	08/01/28	755,106
Nexstar Media, Inc.(a)(b)
	583,000	5.625	07/15/27	547,589
Paramount Global(b)(d) (5 year CMT + 3.999%)
	1,347,000	6.375	03/30/62	1,153,840
Radiate Holdco LLC/Radiate Finance, Inc.(a)(b)
	670,000	4.500	09/15/26	524,382
Scripps Escrow II, Inc.(a)(b)
	777,000	3.875	01/15/29	605,617
Sinclair Television Group, Inc.(a)(b)
	1,081,000	5.500	03/01/30	834,997
	1,117,000	4.125	12/01/30	880,710
Sirius XM Radio, Inc.(a)(b)
	942,000	5.000	08/01/27	866,631
	180,000	5.500	07/01/29	160,528
	460,000	3.875	09/01/31	347,585
Spanish Broadcasting System, Inc.(a)(b)
	1,225,000	9.750	03/01/26	806,111
Summer BidCo B.V.(a)(b)(c)
EUR	816,675	9.000	11/15/25	759,511
TEGNA, Inc.(b)
	$1,512,000	4.625	03/15/28	1,346,224
	1,796,000	5.000	09/15/29	1,578,325
Tele Columbus AG(a)(b)
EUR	200,000	3.875	05/02/25	144,924
Telenet Finance Luxembourg Notes S.a.r.l.(a)(b)
	$2,000,000	5.500	03/01/28	1,864,280
Univision Communications, Inc.(a)(b)
	997,000	6.625	06/01/27	959,922
	450,000	7.375	06/30/30	431,649
Urban One, Inc.(a)(b)
	1,070,000	7.375	02/01/28	972,534
Virgin Media Vendor Financing Notes III DAC(a)(b)
GBP	206,000	4.875	07/15/28	212,829
Virgin Media Vendor Financing Notes IV DAC(a)(b)
	$1,235,000	5.000	07/15/28	1,108,178
VTR Finance NV(a)(b)
	1,145,000	6.375	07/15/28	360,890
VZ Secured Financing B.V.(a)(b)
	1,005,000	5.000	01/15/32	838,894

				38,922,709

Mining(b) – 0.7%
Corp. Nacional del Cobre de Chile(a)
	1,840,000	5.125	02/02/33	1,859,320
First Quantum Minerals Ltd.(a)
	75,000	7.500	04/01/25	74,614
	900,000	6.875	03/01/26	879,750
FMG Resources August Pty. Ltd.(a)
	1,148,000	5.875	04/15/30	1,111,161
Freeport-McMoRan, Inc.
	320,000	4.625	08/01/30	304,739
	420,000	5.400	11/14/34	413,397

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Mining(b) – (continued)
$485,000	5.450%	03/15/43	$455,405
Mountain Province Diamonds, Inc.(a)(h)
2,958,000	9.000	12/15/25	2,875,176
Northwest Acquisitions ULC/Dominion Finco, Inc.(a)(g)
1,260,000	7.125	11/01/22	13

			7,973,575

Miscellaneous Manufacturing(a)(b) – 0.1%
LSB Industries, Inc.
745,000	6.250	10/15/28	657,976

Office & Business Equipment(b) – 0.0%
Pitney Bowes, Inc.
100,000	6.875	03/15/27	77,000
455,000	7.250	03/15/29	336,322

			413,322

Oil Field Services – 3.1%
Antero Resources Corp.(a)(b)
182,000	7.625	02/01/29	186,346
873,000	5.375	03/01/30	818,769
Apache Corp.(b)
820,000	5.100	09/01/40	702,379
Archrock Partners LP/Archrock Partners Finance Corp.(a)(b)
409,000	6.250	04/01/28	392,460
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(a)(b)
230,000	7.000	11/01/26	222,849
Baytex Energy Corp.(a)
735,000	8.500	04/30/30	738,837
Chesapeake Energy Corp.(i)
195,000	0.000	10/01/24	4,144
935,000	0.000	10/01/26	18,700
Citgo Holding, Inc.(a)(b)
905,000	9.250	08/01/24	910,846
CITGO Petroleum Corp.(a)(b)
1,171,000	7.000	06/15/25	1,165,051
174,000	6.375	06/15/26	169,415
Earthstone Energy Holdings LLC(a)(b)
1,458,000	8.000	04/15/27	1,422,906
Ecopetrol SA(b)
1,600,000	8.875	01/13/33	1,547,000
Guara Norte S.a.r.l.(a)
646,505	5.198	06/15/34	546,296
Kosmos Energy Ltd.(b)
671,000	7.125	04/04/26	593,122
1,142,000	7.750(a)	05/01/27	985,903
Matador Resources Co.(a)
1,318,000	6.875	04/15/28	1,327,845
Moss Creek Resources Holdings, Inc.(a)(b)
899,000	7.500	01/15/26	843,631
Noble Finance II LLC(a)
485,000	8.000	04/15/30	496,587
Northern Oil & Gas, Inc.(a)(b)
445,000	8.125	03/01/28	440,550

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Oil Field Services – (continued)
NuVista Energy Ltd.(a)(b)
CAD	775,000	7.875%	07/23/26	$579,884
Occidental Petroleum Corp.(b)
	$430,000	6.125	01/01/31	450,111
	845,000	4.625	06/15/45	692,655
Permian Resources Operating LLC(a)(b)
	464,000	7.750	02/15/26	469,007
	853,000	5.875	07/01/29	805,462
Petroleos de Venezuela SA(g)
	700,000	6.000	11/15/26	19,950
Petroleos del Peru SA
	1,492,000	5.625	06/19/47	945,928
Petroleos Mexicanos
	1,323,000	6.840(b)	01/23/30	1,063,990
	1,994,000	5.950(b)	01/28/31	1,474,364
	1,273,000	6.700(b)	02/16/32	977,823
	3,032,000	10.000(a)(b)	02/07/33	2,810,664
	284,000	10.000	02/07/33	263,268
	623,000	6.375	01/23/45	371,853
	559,000	6.750	09/21/47	344,065
Petronas Capital Ltd.(b)
	1,400,000	3.500	04/21/30	1,320,200
	396,000	2.480	01/28/32	339,075
	542,000	4.550	04/21/50	506,770
Qatar Energy(b)
	2,114,000	2.250	07/12/31	1,819,758
Rockcliff Energy II LLC(a)(b)
	967,000	5.500	10/15/29	874,526
Strathcona Resources Ltd.(a)(b)
	2,365,000	6.875	08/01/26	2,016,777
Transocean Titan Financing Ltd.(a)(b)
	490,000	8.375	02/01/28	499,972
Transocean, Inc.
	573,000	7.250(a)(b)	11/01/25	545,628
	1,207,000	11.500(a)(b)	01/30/27	1,235,787
	947,000	8.750(b)	02/15/30	956,157
	330,000	7.500	04/15/31	254,384
Wintershall Dea Finance 2 BV Series NC8(b)(d) (-1X 5 year EUR Swap + 3.319%)
EUR	1,200,000	3.000	07/20/28	1,004,867

				36,176,561

Packaging(b) – 0.7%
ARD Finance SA(a)(c)
	171,000	5.000	06/30/27	144,441
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(a)
	600,000	2.000	09/01/28	548,773
	200,000	3.000	09/01/29	161,428
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
	$910,000	5.250(a)	04/30/25	896,223
	362,000	5.250(a)	08/15/27	309,908
	130,000	5.250	08/15/27	110,387
Ball Corp.
	1,000,000	2.875	08/15/30	838,750

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued) April 30, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Packaging(b) – (continued)
Canpack SA / Canpack US LLC(a)
EUR	407,000	2.375%		11/01/27	$358,012
Fiber Bidco Spa
	266,000	11.000		10/25/27	315,938
Guala Closures SpA(a)
	725,000	3.250		06/15/28	694,776
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co.-Issuer LLC(a)
	$1,138,000	6.000		09/15/28	946,793
Kleopatra Finco S.a.r.l.(a)
EUR	250,000	4.250		03/01/26	222,948
Kleopatra Holdings 2 SCA
	156,000	6.500		09/01/26	92,449
Mauser Packaging Solutions Holding Co.
	$147,000	9.250		04/15/27	139,449
OI European Group BV
EUR	450,000	2.875		02/15/25	481,366
	$395,000	4.750	(a)	02/15/30	362,807
Owens-Brockway Glass Container, Inc.(a)
	556,000	6.625		05/13/27	557,857
Trident TPI Holdings, Inc.(a)
	412,000	9.250		08/01/24	421,604
Trivium Packaging Finance B.V.
EUR	350,000	3.750		08/15/26	354,812

					7,958,721

Pharmaceuticals – 0.6%
Almirall SA(a)(b)
	554,000	2.125		09/30/26	561,684
Bausch Health Cos., Inc.(a)(b)
	$1,200,000	5.250		01/30/30	563,664
Bristol-Myers Squibb Co.(b)
	455,000	2.550		11/13/50	304,295
Cheplapharm Arzneimittel GmbH(a)
EUR	200,000	4.375		01/15/28	201,097
	$1,601,000	5.500	(b)	01/15/28	1,463,058
Endo Dac/Endo Finance LLC/Endo Finco, Inc.(a)(b)(g)
	1,183,000	9.500		07/31/27	67,053
	946,000	6.000		06/30/28	54,310
Grifols Escrow Issuer SA(a)(b)
	759,000	4.750		10/15/28	609,932
Grifols SA(b)
EUR	200,000	2.250		11/15/27	189,631
Lannett Co., Inc.(a)(b)
	$2,355,000	7.750		04/15/26	125,804
Nidda BondCo GmbH(a)(b)
EUR	450,000	5.000		09/30/25	488,804
Nidda Healthcare Holding GmbH(a)(b)
	300,000	7.500		08/21/26	321,651
Organon & Co./Organon Foreign Debt Co.-Issuer BV(a)(b)
	$585,000	5.125		04/30/31	520,714
Par Pharmaceutical, Inc.(a)(b)(g)
	344,000	7.500		04/01/27	246,053
Teva Pharmaceutical Finance Netherlands II BV
EUR	340,000	7.375		09/15/29	379,385

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Pharmaceuticals – (continued)
EUR	560,000	4.375	%(b)	05/09/30	$519,821

					6,616,956

Pipelines – 2.0%
Blue Racer Midstream LLC/Blue Racer Finance Corp.(a)(b)
	$749,000	7.625		12/15/25	756,662
Cheniere Energy Partners LP(b)
	821,000	4.500		10/01/29	772,799
EIG Pearl Holdings S.a.r.l(a)
	360,000	3.545		08/31/36	310,230
EnLink Midstream LLC(b)
	1,097,000	5.375		06/01/29	1,059,493
EQM Midstream Partners LP(b)
	729,000	7.500	(a)	06/01/27	725,712
	729,000	7.500	(a)	06/01/30	707,553
	1,024,000	6.500		07/15/48	776,663
Galaxy Pipeline Assets Bidco Ltd.
	818,793	2.160		03/31/34	709,433
	2,049,776	2.940		09/30/40	1,684,404
Genesis Energy LP/Genesis Energy Finance Corp.(b)
	1,225,000	7.750		02/01/28	1,207,152
Global Partners LP/GLP Finance Corp.(b)
	1,202,000	7.000		08/01/27	1,160,928
Howard Midstream Energy Partners LLC(a)(b)
	610,000	6.750		01/15/27	571,771
ITT Holdings LLC(a)(b)
	2,633,000	6.500		08/01/29	2,185,627
KazTransGas JSC
	390,000	4.375		09/26/27	363,285
New Fortress Energy, Inc.(a)(b)
	937,000	6.500		09/30/26	863,427
NGL Energy Partners LP/NGL Energy Finance Corp.(b)
	1,817,000	6.125		03/01/25	1,678,454
	900,000	7.500		04/15/26	808,344
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.(a)(b)
	403,000	8.500		10/15/26	388,645
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(a)(b)
	800,000	6.000		03/01/27	772,232
	1,782,000	6.000		12/31/30	1,585,784
TMS Issuer S.a.r.l.(a)
	772,000	5.780		08/23/32	808,815
Venture Global Calcasieu Pass LLC(a)(b)
	1,034,000	6.250		01/15/30	1,047,545
	590,000	4.125		08/15/31	522,811
Western Midstream Operating LP(b)
	1,369,000	5.500		02/01/50	1,163,814

					22,631,583

Real Estate – 0.2%
Country Garden Holdings Co. Ltd.(b)
	700,000	5.125		01/14/27	318,413
	700,000	5.625		01/14/30	304,631
Heimstaden Bostad Treasury BV(b)
EUR	994,000	1.625		10/13/31	687,524

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Real Estate – (continued)
WeWork Cos., Inc.(a)
	$1,780,000	7.875%	05/01/25	$937,419

				2,247,987

Real Estate Investment Trust – 0.9%
American Tower Corp.(b)
	90,000	3.700	10/15/49	65,841
	345,000	3.100	06/15/50	229,439
	265,000	2.950	01/15/51	171,044
Brandywine Operating Partnership LP(b)
	1,038,000	7.550	03/15/28	930,276
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL(a)(b)
	966,000	4.500	04/01/27	798,766
Crown Castle, Inc.(b)
	395,000	2.900	04/01/41	281,596
	135,000	3.250	01/15/51	92,709
Diversified Healthcare Trust(b)
	725,000	4.750	05/01/24	661,780
	200,000	9.750	06/15/25	191,324
	300,000	4.750	02/15/28	185,025
	980,000	4.375	03/01/31	617,694
Global Net Lease, Inc./Global Net Lease Operating Partnership LP(a)(b)
	407,000	3.750	12/15/27	311,473
HAT Holdings I LLC/HAT Holdings II LLC(a)
	251,000	6.000(b)	04/15/25	244,321
	251,000	3.375(b)	06/15/26	222,589
	275,000	3.750	09/15/30	216,191
Iron Mountain U.K. PLC(b)
GBP	400,000	3.875	11/15/25	477,947
Iron Mountain, Inc.(a)(b)
	$1,205,000	5.250	03/15/28	1,158,788
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(b)
	112,000	5.250	10/01/25	105,250
	717,000	4.250(a)	02/01/27	610,662
Service Properties Trust(b)
	490,000	4.950	02/15/27	415,236
	445,000	5.500	12/15/27	391,351
	125,000	4.950	10/01/29	94,971
	770,000	4.375	02/15/30	573,026
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(b)
	447,000	10.500	02/15/28	427,144
VICI Properties LP/VICI Note Co., Inc.(a)(b)
	1,398,000	3.750	02/15/27	1,306,180

				10,780,623

Retailing – 1.5%
1011778 BC ULC/New Red Finance, Inc.(a)(b)
	250,000	3.875	01/15/28	234,313
	460,000	4.375	01/15/28	431,705
Asbury Automotive Group, Inc.(b)
	920,000	4.500	03/01/28	839,868
	1,657,000	4.625(a)	11/15/29	1,476,188

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Retailing – (continued)
Bath & Body Works, Inc.
	$256,000	9.375%(a)	07/01/25	$274,363
	145,000	5.250	02/01/28	138,394
	395,000	6.875	11/01/35	355,690
	590,000	6.750	07/01/36	524,893
BCPE Ulysses Intermediate, Inc.(a)(b)(c)
	1,128,667	7.750	04/01/27	898,283
Carvana Co.(a)(b)
	90,000	5.625	10/01/25	57,507
Constellation Automotive Financing PLC(a)(b)
GBP	125,000	4.875	07/15/27	119,379
Doman Building Materials Group Ltd.(a)(b)
CAD	1,740,000	5.250	05/15/26	1,151,031
eG Global Finance PLC(a)(b)
EUR	628,000	3.625	02/07/24	680,340
	$481,000	6.750	02/07/25	455,733
Ferrellgas LP/Ferrellgas Finance Corp.(a)(b)
	1,420,000	5.375	04/01/26	1,322,318
LBM Acquisition LLC(a)(b)
	1,383,000	6.250	01/15/29	1,101,642
LCM Investments Holdings II LLC(a)(b)
	1,048,000	4.875	05/01/29	892,917
Macy’s Retail Holdings LLC(a)(b)
	600,000	6.125	03/15/32	525,174
Mobilux Finance SAS(a)(b)
EUR	723,000	4.250	07/15/28	661,702
Neiman Marcus Group Ltd. LLC(f)(h)(i)
	$605,000	0.000	10/15/21	141,790
Shiba Bidco SpA(a)(b)
EUR	343,000	4.500	10/31/28	317,865
Specialty Building Products Holdings LLC/SBP Finance Corp.(a)(b)
	$1,633,000	6.375	09/30/26	1,481,801
SRS Distribution, Inc.(b)
	336,000	4.625(a)	07/01/28	296,664
	177,000	6.125(a)	07/01/29	146,393
	345,000	6.000	12/01/29	280,934
Stonegate Pub Co. Financing 2019 PLC(b)
GBP	728,000	8.250	07/31/25	840,459
	436,000	8.250	07/31/25	503,352
White Cap Parent LLC(a)(b)(c)
	$574,000	8.250	03/15/26	528,281
Yum! Brands, Inc.
	615,000	6.875	11/15/37	660,694

				17,339,673

Semiconductors(b) – 0.1%
Entegris Escrow Corp.(a)
	435,000	4.750	04/15/29	404,654
Entegris, Inc.(a)
	145,000	3.625	05/01/29	124,161
Intel Corp.
	195,000	3.100	02/15/60	126,101
	255,000	3.200	08/12/61	168,346

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued) April 30, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Semiconductors(b) – (continued)
Synaptics, Inc.(a)
	$972,000	4.000%		06/15/29	$817,199

					1,640,461

Software(a)(b) – 0.3%
Central Parent, Inc./CDK Global, Inc.
	1,250,000	7.250		06/15/29	1,238,187
Elastic NV
	546,000	4.125		07/15/29	470,805
Open Text Holdings, Inc.
	442,000	4.125		02/15/30	377,848
PTC, Inc.
	506,000	4.000		02/15/28	470,985
SS&C Technologies, Inc.
	795,000	5.500		09/30/27	769,592

					3,327,417

Telecommunication Services – 1.8%
Altice France Holding SA(a)(b)
EUR	365,000	8.000		05/15/27	287,396
	$762,000	10.500		05/15/27	560,847
Altice France SA
EUR	100,000	2.500	(a)	01/15/25	102,007
	500,000	2.125	(b)	02/15/25	505,023
	$2,805,000	5.500	(a)(b)	10/15/29	2,102,965
America Movil SAB de CV(a)(b)
	1,175,000	5.375		04/04/32	1,065,020
Avaya, Inc.(a)(b)(g)
	1,836,000	6.125		09/15/28	170,271
Ciena Corp.(a)(b)
	500,000	4.000		01/31/30	439,250
CommScope, Inc.(a)(b)
	2,689,000	8.250		03/01/27	2,083,410
	395,000	7.125		07/01/28	283,093
Iliad Holding SASU(a)(b)
	555,000	6.500		10/15/26	533,927
EUR	300,000	5.625		10/15/28	301,645
	$3,010,000	7.000		10/15/28	2,860,463
Kenbourne Invest SA(b)
	80,000	6.875		11/26/24	52,865
Level 3 Financing, Inc.(b)
	149,000	4.625	(a)	09/15/27	91,860
	145,000	4.250	(a)	07/01/28	84,413
	96,000	3.625	(a)	01/15/29	53,697
	300,000	3.875		11/15/29	219,039
	759,000	10.500		05/15/30	726,705
Lumen Technologies, Inc.(a)(b)
	525,000	4.000		02/15/27	350,432
SoftBank Group Corp.(b)
EUR	1,144,000	3.375		07/06/29	971,209
Sprint Capital Corp.
	$615,000	8.750		03/15/32	752,268
TDC Net A/S(b)
EUR	700,000	5.056		05/31/28	757,778

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Telecommunication Services – (continued)
Telecom Italia Capital SA
	$546,000	6.000%		09/30/34	$466,721
Telecom Italia SpA
	230,000	5.303	(a)	05/30/24	224,754
EUR	1,171,000	2.375	(b)	10/12/27	1,106,402
Telesat Canada/Telesat LLC(a)(b)
	$470,000	5.625		12/06/26	262,942
	306,000	6.500		10/15/27	107,060
Verizon Communications, Inc.(b)
	580,000	2.987		10/30/56	373,224
Vmed O2 U.K. Financing I PLC(a)(b)
	1,545,000	4.250		01/31/31	1,281,809
Windstream Escrow LLC/Windstream Escrow Finance Corp.(a)(b)
	1,275,000	7.750		08/15/28	1,049,975

					20,228,470

Transportation(a) – 0.2%
Rand Parent LLC(b)
	1,100,000	8.500		02/15/30	995,511
Transnet SOC Ltd.
	727,000	8.250		02/06/28	719,412
Western Global Airlines LLC(b)
	365,000	10.375		08/15/25	49,027

					1,763,950

Trucking & Leasing(a)(b) – 0.0%
Fortress Transportation & Infrastructure Investors LLC
	417,000	5.500		05/01/28	382,618

Water Utilities(a)(b) – 0.1%
Aegea Finance S.a.r.l.
	906,000	6.750		05/20/29	835,105

TOTAL CORPORATE OBLIGATIONS (Cost $424,895,517)					$382,880,549

Sovereign Debt Obligations – 32.7%

Brazil Real – 1.8%
Brazil Letras do Tesouro Nacional(f)
BRL	9,595,000	0.000%		01/01/24	$1,770,069
Brazil Notas do Tesouro Nacional
	53,297,000	10.000		01/01/25	10,360,388
	44,153,000	10.000		01/01/29	8,118,191
	4,009,000	10.000		01/01/31	720,304

					20,968,952

Chilean Peso – 0.5%
Bonos de la Tesoreria de la Republica en pesos
CLP	240,000,000	2.500		03/01/25	274,544
	560,000,000	5.000	(a)	10/01/28	668,699
	1,860,000,000	4.700	(a)	09/01/30	2,193,701
	71,677,100	2.000		03/01/35	89,892
	550,000,000	5.000		03/01/35	656,447

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Principal Amount		Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)

Chilean Peso – (continued)
CLP	1,230,000,000	4.500%	03/01/26	$1,448,787

				5,332,070

Chinese Yuan Renminbi – 1.0%
Agricultural Development Bank of China
CNY	12,610,000	2.250	04/22/25	1,808,723
China Government Bond
	18,330,000	2.750	06/15/29	2,648,279
	46,300,000	3.270	11/19/30	6,952,807

				11,409,809

Colombia Peso – 0.9%
Republic of Colombia
COP	13,245,900,000	7.000	06/30/32	2,068,354
	12,205,100,000	7.500	08/26/26	2,329,211
	10,522,500,000	6.000	04/28/28	1,788,680
	11,830,100,000	7.750	09/18/30	2,037,702
	9,096,100,000	5.750	11/03/27	1,558,912

				9,782,859

Czech Republic Koruna – 1.3%
Czech Republic Government Bond
CZK	76,640,000	5.500	12/12/28	3,733,524
	47,530,000	1.000	06/26/26	1,972,423
	34,680,000	0.950	05/15/30	1,276,799
	55,700,000	2.000	10/13/33	2,059,018
	17,320,000	3.500	05/30/35	734,952
	18,880,000	1.250	02/14/25	824,592
	20,360,000	2.400	09/17/25	895,019
	106,300,000	1.750	06/23/32	3,953,902

				15,450,229

Hungarian Forint – 1.7%
Hungary Government Bond
HUF	515,230,000	3.250	10/22/31	1,100,339
	2,143,390,000	2.500	10/24/24	5,501,392
	2,240,460,000	3.000	06/26/24	5,918,233
	263,510,000	3.000	10/27/27	607,646
	188,730,000	1.000	11/26/25	442,135
	310,030,000	2.750	12/22/26	726,953
	2,468,920,000	4.750	11/24/32	5,833,857

				20,130,555

Indonesia Rupiah – 2.5%
Indonesia Treasury Bond
IDR	40,311,000,000	8.375	09/15/26	2,924,265
	69,335,000,000	7.000	09/15/30	4,856,073
	52,204,000,000	7.500	08/15/32	3,759,662
	14,381,000,000	7.000	02/15/33	1,012,875
	93,177,000,000	6.125	05/15/28	6,304,374
	61,685,000,000	9.000	03/15/29	4,724,621
	18,457,000,000	8.375	03/15/34	1,412,269
	45,143,000,000	6.375	04/15/32	3,041,998
	6,810,000,000	7.500	06/15/35	489,196

				28,525,333

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)

Malaysia Ringgit – 2.4%
Malaysia Government Bond
MYR	18,400,000	3.885%		08/15/29	$4,175,259
	2,403,000	2.632		04/15/31	497,004
	30,870,000	3.582		07/15/32	6,847,043
	5,422,000	4.762		04/07/37	1,317,714
	5,250,000	3.757		05/22/40	1,138,710
	12,182,000	3.955		09/15/25	2,777,950
	7,950,000	3.900		11/30/26	1,815,070
	15,132,000	3.899		11/16/27	3,456,291
	16,135,000	3.733		06/15/28	3,661,837
Malaysia Government Investment Issue
	6,994,000	3.465		10/15/30	1,535,654

					27,222,532

Mexican Peso – 2.7%
Mexican Bonos
MXN	89,578,500	5.000		03/06/25	4,535,150
United Mexican States
	56,763,500	10.000		12/05/24	3,122,340
	102,616,500	5.750		03/05/26	5,165,440
	122,367,300	8.500		05/31/29	6,714,378
	95,649,900	7.750		05/29/31	5,000,400
	31,218,500	10.000		11/20/36	1,897,644
	85,960,600	8.500		11/18/38	4,559,600

					30,994,952

Peru Nuevo Sol – 0.4%
Republic of Peru
	$548,000	3.300	(b)	03/11/41	421,891
PEN	4,216,000	6.950		08/12/31	1,108,839
	8,108,000	6.150		08/12/32	2,000,044
	2,833,000	6.900		08/12/37	719,304

					4,250,078

Polish Zloty – 1.6%
Republic of Poland
PLN	20,913,000	2.500		07/25/26	4,529,349
	7,081,000	2.500		07/25/27	1,490,326
	18,864,000	1.250		10/25/30	3,306,424
	7,866,000	2.750		10/25/29	1,581,270
	$255,000	4.875	(b)	10/04/33	258,873
	900,000	5.500	(b)	04/04/53	934,481
PLN	11,623,000	0.750		04/25/25	2,529,631
Republic of Poland Government Bond
	18,625,000	2.250		10/25/24	4,257,916

					18,888,270

Romania New Leu – 0.9%
Republic of Romania
RON	8,305,000	3.250		04/29/24	1,803,339
	13,700,000	3.250		06/24/26	2,754,274
	12,865,000	4.150		01/26/28	2,538,526
	4,460,000	4.750		02/24/25	966,446

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued) April 30, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)

Romania New Leu – (continued)
Romania Government Bond
RON	12,165,000	6.700%		02/25/32	$2,616,391

					10,678,976

South African Rand – 2.6%
Republic of South Africa
ZAR	75,889,637	11.625		03/31/53	4,063,935
	26,000,000	10.500		12/21/26	1,494,385
	77,249,615	8.000		01/31/30	3,780,904
	92,394,578	7.000		02/28/31	4,094,607
	84,350,231	8.250		03/31/32	3,928,985
	93,427,790	8.875		02/28/35	4,284,231
	119,947,624	6.250		03/31/36	4,296,583
	85,637,587	8.500		01/31/37	3,678,958

					29,622,588

Thailand Baht – 2.0%
Thailand Government Bond
THB	87,913,000	1.600		12/17/29	2,461,873
	206,722,000	2.000		12/17/31	5,821,103
	56,048,000	3.350		06/17/33	1,758,296
	90,131,000	2.125		12/17/26	2,646,885
	16,409,000	3.775		06/25/32	529,337
	175,909,000	2.875		12/17/28	5,325,307
	132,209,000	1.585		12/17/35	3,422,828
	45,283,000	3.300		06/17/38	1,388,676

					23,354,305

United States Dollar – 10.4%
Abu Dhabi Government International Bond
	$400,000	1.700		03/02/31	341,450
	608,000	1.625		06/02/28	545,604
	730,000	3.125		09/30/49	552,428
	454,000	3.000	(a)	09/15/51	332,924
Bahrain Government International Bonds
	549,000	4.250		01/25/28	505,869
Brazil Notas do Tesouro Nacional
BRL	39,364,000	10.000		01/01/27	7,484,909
CBB International Sukuk Programme Co. WLL(a)
	$803,000	6.250		10/18/30	811,030
China Government Bond
	987,000	3.250		10/19/23	981,942
	1,427,000	0.400		10/21/23	1,400,957
	888,000	0.550		10/21/25	810,744
Dominican Republic International Bond
	548,000	4.500		01/30/30	483,884
	1,556,000	7.050	(a)(b)	02/03/31	1,579,826
	1,866,000	6.000	(b)	02/22/33	1,740,978
Ethiopia International Bond
	200,000	6.625		12/11/24	139,100
Export-Import Bank of India
	1,232,000	2.250		01/13/31	1,007,006
Finance Department Government of Sharjah(a)
	340,000	6.500		11/23/32	353,600

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)

United States Dollar – (continued)
Hazine Mustesarligi Varlik Kiralama AS(a)
$2,031,000	7.250%		02/24/27	$1,945,063
Honduras Government International Bond(b)
409,000	5.625		06/24/30	322,164
Hungary Government Bond
739,000	2.125		09/22/31	575,173
1,978,000	3.125		09/21/51	1,222,404
Hungary Government International Bond(a)
200,000	6.125		05/22/28	207,225
Ivory Coast Government International Bond
400,000	6.125		06/15/33	336,575
Jordan Government International Bond
411,000	7.500	(a)	01/13/29	411,334
433,000	5.850		07/07/30	387,887
Jordan Government International Bonds
591,000	7.375		10/10/47	497,290
Kingdom of Bahrain
566,000	7.750	(a)	04/18/35	568,830
2,665,000	5.450		09/16/32	2,378,179
Kuwait International Government Bond
424,000	3.500		03/20/27	416,660
Magyar Export-Import Bank Zrt(a)
969,000	6.125		12/04/27	975,662
Malaysia Wakala Sukuk Bhd
1,054,000	2.070		04/28/31	929,364
Mongolia Government International Bond
543,000	3.500		07/07/27	448,247
Morocco Government International Bond
238,000	4.000		12/15/50	162,628
Nigeria Government International Bond
1,830,000	8.375		03/24/29	1,487,218
Oman Government International Bond
601,000	7.000		01/25/51	597,544
Republic of Angola(a)
603,000	8.750		04/14/32	498,719
Republic of Angolan
1,559,000	8.750		04/14/32	1,289,390
Republic of Argentina(b)(j)
5,808,589	3.500		07/09/41	1,451,421
Republic of Armenia International Bond
431,000	3.600		02/02/31	336,800
Republic of Azerbaijan
202,000	5.125		09/01/29	193,895
835,000	5.125		09/01/29	801,496
Republic of Bolivian
409,000	4.500		03/20/28	227,072
Republic of Brazil
2,072,000	6.000		10/20/33	2,034,186
939,000	2.875		06/06/25	897,801
968,000	4.750	(b)	01/14/50	712,569
Republic of Chile(b)
867,000	2.750		01/31/27	817,852
2,480,000	2.550		07/27/33	2,078,240
Republic of Colombia(b)
2,760,000	8.000		04/20/33	2,748,442

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)

United States Dollar – (continued)
$1,425,000	7.500%		02/02/34	$1,359,806
Republic of Costa Rica
2,134,000	6.550	(b)	04/03/34	2,174,012
568,000	7.000		04/04/44	558,522
Republic of Ecuador(j)
2,994,672	2.500		07/31/35	1,093,617
794,665	5.500		07/31/30	417,596
Republic of Egypt
200,000	7.500		01/31/27	133,788
1,010,000	7.300		09/30/33	543,064
2,850,000	7.625		05/29/32	1,588,519
Republic of El Salvador(b)
1,175,000	9.500		07/15/52	641,844
Republic of Gabon(a)(b)
635,000	7.000		11/24/31	467,439
Republic of Ghana
697,000	7.625		05/16/29	253,447
1,867,000	8.625		04/07/34	675,387
995,000	7.875		02/11/35	360,563
223,000	10.750		10/14/30	150,288
Republic of Guatemala(b)
1,218,000	5.250		08/10/29	1,185,495
Republic of Indonesia
299,000	4.150	(b)	09/20/27	295,973
554,000	3.500		01/11/28	533,502
1,474,000	4.550	(b)	01/11/28	1,481,186
1,609,000	2.850		02/14/30	1,462,983
910,000	2.150	(b)	07/28/31	763,433
586,000	4.625		04/15/43	555,711
577,000	5.650	(b)	01/11/53	608,843
Republic of Kazakhstan
1,437,000	4.875		10/14/44	1,313,328
Republic of Kenya
1,504,000	7.000		05/22/27	1,202,072
Republic of Lebanon(g)
464,000	7.000		03/20/28	26,042
1,259,000	6.650		11/03/28	71,842
4,703,000	6.100		10/04/22	271,304
Republic of Morocco(a)
1,008,000	5.950		03/08/28	1,033,704
Republic of Mozambique(j)
269,000	5.000		09/15/31	187,005
Republic of Nigeria
1,512,000	7.375		09/28/33	1,042,146
Republic of Oman
2,573,000	6.750		10/28/27	2,707,761
619,000	6.250		01/25/31	640,974
Republic of Pakistan
400,000	8.250		09/30/25	161,950
429,000	6.875		12/05/27	149,694
1,598,000	7.375		04/08/31	536,628
Republic of Panama(b)
3,813,000	6.400		02/14/35	4,031,771
Republic of Paraguay
598,000	2.739		01/29/33	481,315

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)

United States Dollar – (continued)
Republic of Peru(b)
$2,054,000	2.783%		01/23/31	$1,778,379
1,205,000	3.230	(k)	07/28/21	734,899
Republic of Philippines
477,000	5.170		10/13/27	493,188
524,000	1.648		06/10/31	424,047
3,046,000	1.950		01/06/32	2,497,339
751,000	5.000		07/17/33	775,079
Republic of Poland(b)
565,000	5.500		11/16/27	591,061
664,000	5.750		11/16/32	718,697
Republic of Qatar
853,000	4.500		04/23/28	871,819
1,356,000	4.817		03/14/49	1,341,847
783,000	4.400		04/16/50	733,965
Republic of Romania
1,234,000	4.000		02/14/51	849,378
Republic of Senegal
792,000	6.750		03/13/48	528,066
Republic of Serbia(a)
289,000	6.250		05/26/28	295,105
351,000	6.500		09/26/33	356,111
Republic of South Africa
1,535,000	5.875		04/20/32	1,393,300
1,697,000	5.750		09/30/49	1,219,507
Republic of Sri Lanka
339,000	5.750		04/18/23	112,463
2,236,000	6.750		04/18/28	733,408
Republic of Turkey
4,500,000	9.375		03/14/29	4,538,812
1,686,000	9.125		07/13/30	1,682,628
1,731,000	5.950		01/15/31	1,448,414
Republic of Uruguay
2,161,531	5.750	(b)	10/28/34	2,399,705
962,561	4.975		04/20/55	966,652
Republic of Uzbekistan
420,000	3.900		10/19/31	340,148
Republic of Venezuela(g)
110,000	7.750		10/13/19	11,000
85,000	6.000		12/09/20	8,500
203,000	9.000		05/07/23	20,300
175,000	8.250		10/13/24	17,500
165,000	9.250		09/15/27	16,500
145,000	9.250		05/07/28	14,500
152,000	9.375		01/13/34	15,200
140,000	12.750		08/23/22	14,000
199,000	7.650		04/21/25	19,900
205,000	11.750		10/21/26	20,500
205,000	11.950		08/05/31	20,500
190,000	7.000		03/31/38	19,000
Republic of Zambia
884,000	5.375		09/20/22	376,971
Romanian Government International Bond
634,000	5.250	(a)	11/25/27	625,599
124,000	5.250		11/25/27	122,357

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued) April 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)

United States Dollar – (continued)
$1,026,000	7.125	%(a)	01/17/33	$1,097,371
186,000	7.625	(a)	01/17/53	200,299
Russian Federation Bond(h)
2,400,000	4.375		03/21/29	120,000
Saudi Government International Bond
1,327,000	4.375		04/16/29	1,338,860
364,000	5.000		01/18/53	344,731
1,097,000	4.750	(a)	01/18/28	1,116,403
1,961,000	5.000	(a)	01/18/53	1,857,190
State Agency of Roads of Ukraine(e)
901,000	6.250		06/24/30	144,611
State of Israel
788,000	4.500		01/17/33	787,163
493,000	4.500		04/03/20(l)	411,131
The Egyptian Financial Co. for Sovereign Taskeek(a)
1,284,000	10.875		02/28/26	1,053,923
Tunisian Republic
421,000	5.750		01/30/25	214,000
Turkiye Ihracat Kredi Bankasi AS(a)
357,000	9.375		01/31/26	355,282
Ukraine Government Bond
494,000	9.750		11/01/30	87,778
245,000	7.375		09/25/34	39,399
390,000	7.750		09/01/24	83,801
3,339,000	6.876		05/21/31	539,040
250,000	7.253		03/15/35	40,516
United Mexican States(b)
337,000	5.400		02/09/28	347,489
2,068,000	2.659		05/24/31	1,747,201
651,000	6.350		02/09/35	696,692
Uzbekneftegaz JSC(a)(b)
222,000	4.750		11/16/28	178,752

				120,140,111

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $385,932,569)				$376,751,619

Bank Loans(m) – 26.3%

Advertising(d) – 0.2%
Clear Channel Outdoor Holdings, Inc. (3M USD SOFR + 3.500%)
$2,135,309	8.807%		08/21/26	$2,008,963
Dotdash Meredith, Inc.(h) (1M USD SOFR + 4.000%)
64,347	8.903		12/01/28	58,877

				2,067,840

Aerospace & Defense(d) – 0.6%
Dynasty Acquisition Co., Inc.
(1M USD LIBOR + 3.500%)
1,128,828	8.582		04/06/26	1,107,188
(1M USD SOFR + 3.500%)
606,447	8.582		04/06/26	594,821

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(m) – (continued)

Aerospace & Defense(d) – (continued)
TransDigm, Inc.
(1M USD LIBOR + 2.500%)
$12,795	8.148%	08/24/28	$12,774
(3M USD SOFR + 3.250%)
2,993,750	8.148	02/22/27	2,995,427
(3M USD SOFR + 3.250%)
240,033	8.148	02/22/27	240,168
(3M USD SOFR + 3.250%)
1,500,000	8.148	02/22/27	1,497,630
WP CPP Holdings LLC (3M USD LIBOR + 3.750%)
867,893	9.030	04/30/25	789,783

			7,237,791

Airlines(d) – 1.0%
Air Canada (3M USD LIBOR + 3.500%)
992,500	8.369	08/11/28	988,937
American Airlines, Inc. (3M USD LIBOR + 4.750%)
2,388,000	10.000	04/20/28	2,401,588
Kestrel Bidco, Inc. (1M USD LIBOR + 3.000%)
2,111,598	8.064	12/11/26	1,993,707
Mileage Plus Holdings LLC (3M USD LIBOR + 5.250%)
884,000	10.213	06/21/27	918,989
SkyMiles IP Ltd. (3M USD SOFR + 3.750%)
1,228,500	8.799	10/20/27	1,271,841
United Airlines, Inc.
(1M USD LIBOR + 3.750%)
1,612,997	8.770	04/21/28	1,605,432
(1M USD LIBOR + 3.750%)
1,963,693	8.770	04/21/28	1,954,484

			11,134,978

Apparel(d) – 0.1%
Birkenstock GmbH & Co. KG (3M USD LIBOR + 3.250%)
1,105,768	8.064	04/28/28	1,095,174
Boardriders, Inc. (3M USD LIBOR + 8.000%)
525,299	12.845	04/23/24	486,779

			1,581,953

Beverages(d) – 0.1%
City Brewing Co. LLC (3M USD LIBOR + 3.500%)
237,793	8.760	04/05/28	93,484
Naked Juice LLC (1M USD SOFR + 3.250%)
498,744	8.248	01/24/29	442,859
Triton Water Holdings, Inc. (3M USD LIBOR + 3.500%)
561,967	8.659	03/31/28	531,762

			1,068,105

Building Materials(d) – 0.1%
Flynn Canada(h) (1M USD LIBOR + 4.500%)
218,661	9.563	07/31/28	201,168
Ingersoll-Rand Services Co. (1M USD SOFR + 1.750%)
93,335	6.832	03/01/27	92,853
Solis IV B.V. (3M USD SOFR + 3.500%)
918,686	8.373	02/26/29	833,708

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(m) – (continued)

Building Materials(d) – (continued)
Wilsonart LLC (3M USD LIBOR + 3.250%)
$303,751	7.980%	12/31/26	$294,423

			1,422,152

Chemicals(d) – 0.4%
Avient Corp. (3M USD SOFR + 3.250%)
41,918	8.295	08/29/29	42,041
Axalta Coating Systems Dutch Holding B.V. (3M USD LIBOR + 3.000%)
475,000	7.898	02/19/29	475,893
Lonza Group AG (3M USD LIBOR + 4.000%)
1,239,422	9.084	07/03/28	1,138,892
Messer Industries GmbH (3M USD LIBOR + 2.500%)
208,361	7.660	03/02/26	207,953
PMHC II, Inc. (3M USD SOFR + 4.250%)
794,875	9.304	04/23/29	694,061
PQ Corp. (3M USD LIBOR + 2.500%)
149,618	7.645	06/09/28	149,033
Starfruit Finco B.V. (1M USD SOFR + 4.000%)
1,500,000	8.990	04/03/28	1,494,375
Trinseo Materials Operating SCA (1M USD LIBOR + 2.000%)
441,679	7.025	09/06/24	434,930

			4,637,178

Commercial Services(d) – 1.5%
Allied Universal Holdco LLC (1M USD SOFR + 3.750%)
1,984,934	8.832	05/12/28	1,912,265
Avis Budget Car Rental LLC
(1M USD SOFR + 1.750%)
625,917	6.847	08/06/27	619,527
(1M USD SOFR + 3.500%)
59,549	8.582	03/16/29	59,493
CHG Healthcare Services, Inc. (3M USD LIBOR + 3.250%)
365,039	8.275	09/29/28	362,575
CoreLogic, Inc.
(1M USD LIBOR + 6.500%)
1,000,000	11.563	06/04/29	771,250
(1M USD LIBOR + 3.500%)
1,415,886	8.563	06/02/28	1,266,963
Fly Funding II S.a.r.l. (3M USD LIBOR + 1.750%)
720,040	6.600	08/11/25	644,796
Mavis Tire Express Services Corp. (1M USD SOFR + 4.000%)
1,982,993	9.097	05/04/28	1,947,457
PECF USS Intermediate Holding III Corp. (1M USD LIBOR + 4.250%)
462,217	9.542	12/15/28	378,538
Prime Security Services Borrower LLC (12M USD LIBOR + 2.750%)
1,958,745	7.608	09/23/26	1,954,259
Sabert Corp. (1M USD LIBOR + 4.500%)
173,636	9.563	12/10/26	173,202
Spin Holdco, Inc.
(3M USD LIBOR + 4.000%)
1,613,320	8.986	03/04/28	1,323,422

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(m) – (continued)

Commercial Services(d) – (continued)
(3M USD LIBOR + 4.000%)
$474,932	8.986%	03/04/28	$389,592
Syniverse Holdings, Inc. (3M USD SOFR + 7.000%)
597,000	11.898	05/13/27	518,393
Team Health Holdings, Inc.
(1M USD LIBOR + 2.750%)
903,430	7.775	02/06/24	757,625
(1M USD SOFR + 5.250%)
1,275,082	10.232	03/02/27	824,978
(1M USD SOFR + 5.250%)
1,907,514	10.232	03/02/27	1,234,162
Verscend Holding Corp. (1M USD LIBOR + 4.000%)
1,227,401	9.025	08/27/25	1,225,106
Wand NewCo 3, Inc. (1M USD LIBOR + 2.750%)
750,000	3.148	02/05/26	734,063

			17,097,666

Computers(d) – 0.4%
Ahead DB Holdings LLC (3M USD LIBOR + 3.750%)
374,544	8.909	10/18/27	362,607
iQor US, Inc.
(1M USD LIBOR + 7.500%)
59,525	12.525	11/19/24	58,334
(1M USD LIBOR + 7.500%)
164,388	12.525	11/19/25	115,893
McAfee, LLC (1M USD SOFR + 3.750%)
769,156	8.653	03/01/29	724,106
NCR Corp. (3M USD LIBOR + 2.500%)
611,853	7.780	08/28/26	602,676
Peraton Corp.
(1M USD LIBOR + 3.750%)
607,439	8.832	02/01/28	594,276
(3M USD LIBOR + 7.750%)
992,702	12.651	02/01/29	949,579
Perforce Software, Inc. (1M USD LIBOR + 3.750%)
241,875	8.775	07/01/26	224,603
Tempo Acquisition LLC (1M USD SOFR + 3.000%)
1,250,000	5.327	08/31/28	1,247,913
Virtusa Corp. (1M USD LIBOR + 3.750%)
1,854	8.775	02/11/28	1,843
Vision Solutions, Inc. (3M USD LIBOR + 4.000%)
250,592	9.255	04/24/28	222,310

			5,104,140

Consumer Cyclical Services(d) – 0.2%
The Hertz Corp.
(1M USD LIBOR + 3.250%)
1,469,660	8.275	06/30/28	1,463,414
(1M USD LIBOR + 3.250%)
281,808	8.275	06/30/28	280,610

			1,744,024

Cosmetics & Personal Care(d) – 0.0%
Coty, Inc. (1M USD LIBOR + 2.250%)
68,984	7.197	04/07/25	68,708

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued) April 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(m) – (continued)

Distribution & Wholesale(d) – 0.1%
BCPE Empire Holdings, Inc.
(1M USD LIBOR + 4.000%)
$511,322	9.025%	06/11/26	$505,012
(1M USD SOFR + 4.625%)
496,240	9.707	06/11/26	493,759
Core & Main LP (1M USD SOFR + 2.500%)
488,166	7.596	07/27/28	484,383

			1,483,154

Diversified Financial Services – 0.6%
Apex Group Treasury LLC(d)
(3M USD SOFR + 5.000%)
748,125	9.986	07/27/28	746,255
(3M USD LIBOR + 3.750%)
1,735,557	8.556	07/27/28	1,711,693
Deerfield Dakota Holding LLC(d)
(1M USD SOFR + 3.750%)
2,451,620	8.648	04/09/27	2,364,661
(3M USD LIBOR + 6.750%)
1,750,000	11.909	04/07/28	1,607,078
Delos Finance S.a.r.l.(d) (3M USD LIBOR + 1.750%)
130,000	6.909	10/06/23	129,945
Ditech Holding Corp.(h)(n)
202,607	0.000	06/30/23	10,130
Vida Capital, Inc.(d) (1M USD LIBOR + 6.000%)
760,095	11.025	10/01/26	551,069

			7,120,831

Electrical(d) – 0.3%
Pacific Gas & Electric Co.
(1M USD LIBOR + 3.000%)
1,240,450	8.063	06/23/25	1,236,468
(1M USD LIBOR + 3.000%)
498,718	8.063	06/23/25	497,117
Talen Energy Supply LLC
(3M USD SOFR + 4.750%)
453,000	9.506	11/10/23	453,226
(1M USD LIBOR + 3.750%)
954,000	8.775	07/08/26	966,946

			3,153,757

Electronics(d) – 0.3%
Ingram Micro, Inc. (3M USD LIBOR + 3.500%)
351,101	8.659	06/30/28	343,201
Roper Industrial Products Investment Co. LLC (3M USD SOFR + 4.500%)
2,500,000	9.398	11/22/29	2,482,425
TTM Technologies, Inc. (1M USD LIBOR + 2.500%)
110,401	7.348	09/28/24	110,263

			2,935,889

Energy(d) – 0.0%
Oryx Midstream Services Permian Basin LLC
(1M USD SOFR + 3.250%)
235,000	8.193	10/05/28	232,180

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(m) – (continued)

Energy(d) – (continued)
(1M USD SOFR + 3.250%)
$235,000	8.193%		10/05/28	$232,229

				464,409

Engineering & Construction(d) – 0.5%
Brown Group Holding LLC (1M USD SOFR + 3.750%)
1,745,000	8.732		07/02/29	1,733,116
KKR Apple Bidco LLC
(1M USD LIBOR + 2.750%)
246,875	7.775		09/23/28	243,520
(1M USD SOFR + 4.000%)
1,995,000	8.982		09/22/28	1,990,012
(1M USD LIBOR + 5.750%)
440,852	10.775		09/21/29	432,035
USIC Holdings, Inc.
(1M USD LIBOR + 3.500%)
493,734	8.525		05/12/28	483,554
(1M USD LIBOR + 6.500%)
275,984	11.525		05/14/29	252,595

				5,134,832

Entertainment(d) – 0.7%
AMC Entertainment Holdings, Inc. (1M USD LIBOR + 3.000%)
1,384,386	7.946		04/22/26	1,056,854
Caesars Entertainment Corp. (1M USD SOFR + 3.250%)
650,000	8.332		02/06/30	646,750
Churchill Downs, Inc. (1M USD LIBOR + 2.000%)
33,742	7.082		03/17/28	33,636
Crown Finance US, Inc.
1,278,461	0.000	(g)(n)	02/28/25	222,823
223,853	0.000	(g)(n)	09/30/26	39,015
(3M USD SOFR + 10.000%)
929,451	14.959	(f)	09/07/23	946,302
East Valley Tourist Development Authority(h) (3M USD LIBOR + 7.500%)
1,098,198	12.365		11/23/26	1,065,252
Everi Holdings, Inc. (1M USD LIBOR + 2.500%)
731,900	7.525		08/03/28	728,848
GVC Holdings (Gibraltar) Ltd. (3M USD SOFR + 3.500%)
149,625	8.437		10/31/29	150,074
Motion Finco S.a.r.l.
(3M USD LIBOR + 3.250%)
240,133	8.409		11/12/26	236,193
(3M USD LIBOR + 3.250%)
34,180	8.409		11/12/26	33,619
NASCAR Holdings, Inc. (1M USD LIBOR + 2.500%)
668,979	7.597		10/19/26	669,120
Scientific Games Holdings LP (3M USD SOFR + 3.500%)
248,750	8.421		04/04/29	244,850
Scientific Games International, Inc. (1M USD SOFR + 3.000%)
64,513	7.981		04/14/29	64,236
SeaWorld Parks & Entertainment, Inc. (1M USD LIBOR + 3.000%)
492,500	8.063		08/25/28	490,038

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(m) – (continued)

Entertainment(d) – (continued)
The Stars Group Holdings B.V. (3M USD SOFR + 3.250%)
$995,000	8.410%	07/22/28	$995,627
William Morris Endeavor Entertainment LLC (1M USD LIBOR + 2.750%)
936,835	7.780	05/18/25	933,659

			8,556,896

Environmental(d) – 0.4%
Covanta Holding Corp.
(1M USD SOFR + 2.500%)
73,619	7.482	11/30/28	73,193
(1M USD SOFR + 2.500%)
6,009	7.482	11/30/28	5,975
Filtration Group Corp. (1M USD LIBOR + 3.000%)
2,997,269	8.025	03/29/25	2,991,814
GFL Environmental, Inc. (1M USD SOFR + 3.000%)
987,424	8.145	05/28/27	987,424
Madison IAQ LLC (6M USD LIBOR + 3.250%)
147,744	8.302	06/21/28	141,935

			4,200,341

Food & Drug Retailing(d) – 0.1%
8th Avenue Food & Provisions, Inc.
(1M USD SOFR + 7.750%)
280,000	12.847	10/01/26	179,001
(1M USD SOFR + 3.750%)
794,961	8.847	10/01/25	697,937
US Foods, Inc. (1M USD LIBOR + 2.000%)
116,602	7.025	09/13/26	116,213
UTZ Quality Foods LLC (1M USD SOFR + 3.000%)
8,959	8.097	01/20/28	8,925

			1,002,076

Forest Products&Paper(d) – 0.0%
Asplundh Tree Expert LLC (1M USD LIBOR + 1.750%)
62,679	6.775	09/07/27	62,375

Gaming(d) – 0.3%
Fertitta Entertainment LLC (1M USD SOFR + 4.000%)
3,380,729	8.982	01/27/29	3,285,663
Station Casinos LLC (1M USD LIBOR + 2.250%)
95,112	7.280	02/08/27	94,064
The Stars Group Holdings B.V. (3M USD LIBOR + 2.250%)
515,084	7.409	07/21/26	514,224

			3,893,951

Hand/Machine Tools(d) – 0.0%
Alliance Laundry Systems LLC (3M USD LIBOR + 3.500%)
223,204	8.775	03/31/27	221,624

Health Care Products(d) – 0.5%
Bausch & Lomb, Inc.
(3M USD SOFR + 3.250%)
1,616,239	8.457	05/10/27	1,570,225
(3M USD SOFR + 3.250%)
1,737,124	8.457	05/10/27	1,687,668

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(m) – (continued)

Health Care Products(d) – (continued)
Carestream Dental Equipment, Inc. (1M USD LIBOR + 3.250%)
$241,377	8.275%	09/01/24	$219,774
Carestream Health, Inc. (3M USD SOFR + 7.500%)
1,253,198	12.498	09/30/27	877,238
Viant Medical Holdings, Inc. (1M USD LIBOR + 3.750%)
876,005	8.775	07/02/25	821,255
Vyaire Medical, Inc. (3M USD LIBOR + 4.750%)
367,767	9.943	04/16/25	260,195

			5,436,355

Health Care Services(d) – 0.2%
Envision Healthcare Corp.
(3M USD SOFR + 7.875%)
329,959	12.923	03/31/27	259,842
(3M USD SOFR + 4.250%)
2,300,294	9.148	03/31/27	237,689
ICON Luxembourg S.a.r.l. (3M USD SOFR + 2.250%)
429,101	7.410	07/03/28	428,809
Verscend Holding Corp. (1M USD LIBOR + 4.000%)
748,096	9.025	08/27/25	746,698

			1,673,038

Healthcare Providers & Services(d) – 1.4%
Avantor Funding, Inc. (1M USD LIBOR + 2.250%)
349,776	7.332	11/08/27	349,175
DaVita, Inc. (1M USD SOFR + 1.750%)
183,854	6.847	08/12/26	182,033
Global Medical Response, Inc.
(2M USD LIBOR + 4.250%)
107,940	9.203	03/14/25	65,951
(3M USD LIBOR + 4.250%)
1,973,774	9.236	10/02/25	1,212,233
Heartland Dental LLC
(1M USD LIBOR + 3.750%)
1,862,350	8.775	04/30/25	1,801,824
(1M USD LIBOR + 4.000%)
124,053	9.025	04/30/25	120,487
Lifescan Global Corp. (3M USD LIBOR + 6.000%)
3,526,249	11.177	10/01/24	2,616,477
Medline Borrower, LP (1M USD LIBOR + 3.250%)
2,419,253	8.275	10/23/28	2,346,337
Onex TSG Intermediate Corp. (3M USD LIBOR + 4.750%)
491,250	10.057	02/28/28	438,441
Parexel International Corp. (1M USD LIBOR + 3.250%)
2,065,335	8.275	11/15/28	2,028,014
Phoenix Guarantor, Inc.
(1M USD LIBOR + 3.250%)
338,625	8.275	03/05/26	332,939
(1M USD LIBOR + 3.500%)
232,335	8.525	03/05/26	228,850
PRA Health Sciences, Inc. (3M USD SOFR + 2.250%)
106,911	7.126	07/03/28	106,838
Select Medical Corp. (1M USD LIBOR + 2.500%)
914,077	7.530	03/06/25	910,932

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued) April 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(m) – (continued)

Healthcare Providers & Services(d) – (continued)
Surgery Center Holdings, Inc. (1M USD LIBOR + 3.750%)
$2,786,046	8.698%	08/31/26	$2,778,440

			15,518,971

Home Furnishings(d) – 0.2%
AI Aqua Merger Sub, Inc. (1M USD SOFR + 3.750%)
868,437	8.584	07/31/28	844,668
Herman Miller, Inc. (1M USD SOFR + 2.000%)
490,954	7.097	07/19/28	477,998
Weber-Stephen Products LLC (1M USD SOFR + 3.250%)
768,265	8.275	10/30/27	682,987

			2,005,653

Household Products(d) – 0.1%
Kronos Acquisition Holdings, Inc.
(3M USD LIBOR + 3.750%)
450,102	8.703	12/22/26	438,287
(3M USD SOFR + 6.000%)
274,305	11.023	12/22/26	269,390

			707,677

Housewares(d) – 0.2%
Springs Windows Fashions LLC
(1M USD LIBOR + 4.000%)
1,112,675	9.025	10/05/27	1,085,203
(3M USD LIBOR + 4.000%)
1,118,740	9.010	10/06/28	943,244

			2,028,447

Industrial Services(d) – 0.1%
LaserShip, Inc. (3M USD LIBOR + 4.500%)
1,191,334	9.659	05/07/28	1,020,580

Insurance(d) – 1.8%
Acrisure LLC
(1M USD LIBOR + 3.350%)
500,000	8.525	02/15/27	476,875
(1M USD LIBOR + 4.250%)
2,858,360	9.275	02/15/27	2,760,690
Alliant Holdings Intermediate LLC
(1M USD LIBOR + 3.500%)
246,247	8.510	11/06/27	243,888
(1M USD SOFR + 3.500%)
748,908	8.376	11/05/27	742,040
AssuredPartners, Inc.
(1M USD LIBOR + 3.500%)
494,875	8.525	02/12/27	485,804
(1M USD LIBOR + 3.500%)
1,618,669	8.525	02/12/27	1,591,961
(1M USD SOFR + 3.500%)
495,000	8.482	02/12/27	485,927
(1M USD SOFR + 4.250%)
1,467,234	9.232	02/12/27	1,461,277
Asurion LLC
(1M USD LIBOR + 5.250%)
276,000	10.275	01/20/29	227,987

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(m) – (continued)

Insurance(d) – (continued)
(1M USD LIBOR + 3.000%)
$993,722	8.025%		11/03/24	$991,059
(1M USD LIBOR + 3.250%)
502,374	8.275		07/31/27	463,023
Broadstreet Partners, Inc.
(1M USD LIBOR + 4.000%)
1,000,000	8.993		01/27/29	991,250
(1M USD LIBOR + 3.000%)
990,318	8.025	(h)	01/27/27	982,891
(1M USD LIBOR + 3.250%)
583,825	8.275		01/27/27	572,148
Howden Group Holdings Ltd.(h) (1M USD SOFR + 4.000%)
750,000	8.982		04/18/30	746,250
HUB International Ltd.
(3M USD SOFR + 4.000%)
1,013,402	8.728		11/10/29	1,010,757
(3M USD LIBOR + 3.000%)
875,000	8.020		04/25/25	872,743
(3M USD LIBOR + 3.250%)
2,976,907	8.511		04/25/25	2,969,971
(3M USD LIBOR + 3.250%)
1,425,629	8.511		04/25/25	1,422,307
USI, Inc.
(3M USD LIBOR + 3.250%)
244,328	8.409		12/02/26	243,819
(3M USD SOFR + 3.750%)
974,131	8.648		11/22/29	971,287

				20,713,954

Internet(d) – 0.8%
Arches Buyer, Inc. (1M USD LIBOR + 3.250%)
1,441,263	8.332		12/06/27	1,333,169
CNT Holdings I Corp.
(3M USD SOFR + 3.500%)
243,092	8.459		11/08/27	240,510
(3M USD SOFR + 3.500%)
123,116	8.459		11/08/27	121,808
(3M USD LIBOR + 6.750%)
1,368,000	11.709		11/06/28	1,290,475
Hunter Holdco 3 Ltd.(h) (3M USD LIBOR + 4.250%)
375,000	9.409		08/19/28	372,656
MH Sub I LLC
(1M USD LIBOR + 3.750%)
973,021	8.775		09/13/24	967,952
(1M USD LIBOR + 3.750%)
867,376	8.775		09/13/24	861,955
Proofpoint, Inc. (3M USD LIBOR + 3.250%)
251,142	8.275		08/31/28	245,386
PUG LLC
(1M USD LIBOR + 3.500%)
741,065	8.525		02/12/27	584,204
(1M USD LIBOR + 3.500%)
628,918	8.525		02/12/27	495,795
(1M USD LIBOR + 4.250%)
1,493,690	9.275		02/12/27	1,180,015

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(m) – (continued)

Internet(d) – (continued)
(1M USD LIBOR + 4.250%)
$803,089	9.275%		02/12/27	$634,440
Uber Technologies, Inc. (1M USD LIBOR + 3.500%)
249,375	3.621		07/13/23	248,440

				8,576,805

Leisure Time(d) – 1.1%
Alterra Mountain Co.
(1M USD LIBOR + 2.750%)
699,669	7.775		07/31/24	698,620
(1M USD LIBOR + 3.500%)
493,734	8.525		08/17/28	491,675
Carnival Corp.
(1M USD LIBOR + 3.000%)
1,564,962	8.025		06/30/25	1,553,710
(1M USD LIBOR + 3.000%)
1,738,541	8.275		10/18/28	1,726,041
(1M USD LIBOR + 3.250%)
1,238,106	8.275		10/18/28	1,213,864
(1M USD LIBOR + 3.250%)
261,168	8.275		10/18/28	256,054
ClubCorp Holdings, Inc.
(1M USD LIBOR + 2.750%)
2,608,285	7.480		09/18/24	2,460,264
(1M USD LIBOR + 2.750%)
3,258,660	7.775		09/18/24	3,073,731
Equinox Holdings, Inc. (3M USD LIBOR + 3.000%)
1,229,695	8.159		03/08/24	1,107,144
Hornblower Sub LLC (3M USD LIBOR + 4.500%)
45,455	9.960		04/27/25	24,262
Life Time Fitness, Inc. (3M USD LIBOR + 4.750%)
482,868	9.775		12/16/24	482,114

				13,087,479

Machinery(d) – 0.0%
Brown Group Holding LLC (1M USD SOFR + 2.500%)
244,014	7.582		06/07/28	238,306

Machinery-Diversified – 0.6%
Ali Group North America Corp.(d) (1M USD SOFR + 2.000%)
427,778	7.097		07/30/29	425,772
Chart Industries, Inc.(d) (1M USD SOFR + 3.750%)
250,000	8.740		03/15/30	249,845
Engineered Machinery Holdings, Inc.(d)
(3M USD LIBOR + 6.000%)
250,000	11.159		05/21/29	227,500
(3M USD LIBOR + 6.500%)
585,000	11.659		05/21/29	533,812
Pro Mach Group, Inc.(d)
(1M USD LIBOR + 4.000%)
1,500,000	5.000	(h)	08/31/28	1,500,000
(1M USD LIBOR + 4.000%)
1,287,779	9.025		08/31/28	1,283,980
SPX Flow, Inc.(d) (1M USD SOFR + 4.500%)
1,448,420	9.582		04/05/29	1,395,741

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(m) – (continued)

Machinery-Diversified – (continued)
Star US Bidco LLC(d) (1M USD LIBOR + 4.250%)
$492,219	9.275%	03/17/27	$481,759
Titan Acquisition Ltd.(d) (3M USD LIBOR + 3.000%)
1,085,057	8.151	03/28/25	1,037,705
Vertical US Newco, Inc.(d) (6M USD LIBOR + 3.500%)
52,802	8.602	07/30/27	51,482
Victory Buyer LLC (3M USD SOFR + 3.750%)
135,000	8.877	11/19/28	117,900

			7,305,496

Media – 0.7%
Cengage Learning, Inc.(d) (3M USD LIBOR + 4.750%)
1,092,046	9.880	07/14/26	1,064,592
CSC Holdings LLC(d)
(1M USD LIBOR + 2.250%)
32,558	7.198	01/15/26	30,666
(1M USD LIBOR + 4.500%)
184,186	7.198	07/17/25	175,476
(1M USD SOFR + 4.500%)
636,904	9.390	01/18/28	585,155
Diamond Sports Group LLC(d) (3M USD SOFR + 3.250%)
1,261,611	5.637	08/24/26	80,428
DirecTV Financing LLC(d) (1M USD LIBOR + 5.000%)
1,271,636	10.025	08/02/27	1,218,786
iHeartCommunications, Inc.(d) (1M USD LIBOR + 3.000%)
2,075,431	8.025	05/01/26	1,787,465
LCPR Loan Financing LLC(d) (1M USD LIBOR + 3.750%)
454,208	8.698	10/16/28	447,281
McGraw-Hill Global Education Holdings LLC(d) (3M USD LIBOR + 4.750%)
141,688	9.703	07/28/28	136,404
Radiate Holdco LLC (1M USD LIBOR + 3.500%)
170,000	3.742	09/25/26	140,145
Sinclair Television Group, Inc.(d) (1M USD LIBOR + 2.500%)
15,894	7.530	09/30/26	14,325
Univision Communications, Inc.(d) (1M USD LIBOR + 3.250%)
568,893	8.275	03/15/26	564,547
Virgin Media Bristol LLC(d) (1M USD LIBOR + 1.750%)
900,000	4.414	01/15/26	884,250
Ziggo Financing Partnership(d) (1M USD LIBOR + 2.500%)
740,000	7.448	04/30/28	725,666

			7,855,186

Media - Broadcasting & Radio(d) – 0.0%
Grinding Media, Inc. (3M USD SOFR + 4.000%)
368,434	9.199	10/12/28	348,170

Media - Non Cable(d) – 0.0%
Lions Gate Capital Holdings LLC (1M USD LIBOR + 2.250%)
496,270	7.275	03/24/25	488,618

Metal Fabricate & Hardware(d) – 0.1%
Crosby U.S. Acquisition Corp.
(3M USD SOFR + 4.750%)
623,381	9.921	06/26/26	611,431

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued) April 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(m) – (continued)

Metal Fabricate & Hardware(d) – (continued)
(3M USD SOFR + 5.000%)
$250,000	10.071%		06/27/26	$244,375

				855,806

Mining(h) – 0.1%
Arctic Canadian Diamond Co. Ltd. (3M USD LIBOR + 4.000%)
758,866	9.159		12/31/27	751,277

Miscellaneous Manufacturing(d) – 0.2%
Cenveo Worldwide, Ltd.(h) (1M USD SOFR + 7.600%)
210,239	12.428		12/31/24	210,238
Gates Global LLC (1M USD LIBOR + 2.500%)
238,816	7.471		03/31/27	237,722
LTI Holdings, Inc. (1M USD LIBOR + 3.500%)
1,488,660	8.525		09/06/25	1,447,722
Spectrum Holdings III Corp. (1M USD LIBOR + 3.250%)
224,409	8.275		01/31/25	213,526

				2,109,208

Oil Field Services(d) – 0.4%
Gulf Finance LLC (1M USD LIBOR + 6.750%)
3,122,398	11.697		08/25/26	3,018,078
QuarterNorth Energy Holding, Inc. (1M USD LIBOR + 8.000%)
1,002,843	13.025		08/27/26	996,576

				4,014,654

Packaging – 0.7%
Charter NEX US, Inc.(d) (1M USD LIBOR + 3.750%)
1,613,298	8.847		12/01/27	1,590,357
Clydesdale Acquisition Holdings, Inc.(d) (1M USD SOFR + 4.175%)
187,689	9.257		04/13/29	183,158
Klockner-Pentaplast of America, Inc.(d)
(6M USD SOFR + 4.750%)
170,776	10.129		02/12/26	156,175
(6M USD SOFR + 4.750%)
296,400	10.129		02/12/26	271,058
LABL, Inc.(d) (1M USD LIBOR + 5.000%)
1,736,219	10.082		10/29/28	1,709,272
Pregis TopCo Corp.(d) (1M USD SOFR + 3.750%)
493,623	8.847		07/31/26	484,708
Pretium PKG Holdings, Inc.(d)
(3M USD LIBOR + 6.750%)
250,000	11.969		10/01/29	154,198
(3M USD LIBOR + 4.000%)
967,551	9.219		10/02/28	768,400
Proampac PG Borrower LLC(d) (3M USD LIBOR + 3.750%)
1,862,442	8.998		11/03/25	1,830,631
Reynolds Group Holdings, Inc.
(1M USD LIBOR + 3.250%)
655,429	8.347	(d)	02/05/26	653,266
(3M USD LIBOR + 3.750%)
65,000	8.347		09/24/28	64,277

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(m) – (continued)

Packaging – (continued)
TricorBraun Holdings, Inc.(d) (1M USD LIBOR + 3.250%)
$303,396	8.275%	03/03/28	$295,578

			8,161,078

Pharmaceuticals(d) – 1.9%
Curium BidCo S.a r.l. (3M USD LIBOR + 4.250%)
371,250	9.409	12/02/27	365,681
Gainwell Acquisition Corp.
(3M USD LIBOR + 4.000%)
1,834,571	8.998	10/01/27	1,764,637
(3M USD LIBOR + 4.000%)
434,380	8.998	10/01/27	417,822
Grifols Worldwide Operations USA, Inc. (1M USD LIBOR + 2.000%)
448,754	7.025	11/15/27	436,526
Jazz Financing Lux S.a.r.l.
(1M USD LIBOR + 3.500%)
669,314	8.525	05/05/28	668,297
(1M USD LIBOR + 3.500%)
2,041,893	8.525	05/05/28	2,038,789
Mallinckrodt International Finance S.A.
(1M USD LIBOR + 5.250%)
197,175	10.198	09/30/27	139,872
(1M USD LIBOR + 5.500%)
2,139,147	10.448	09/30/27	1,516,933
Midwest Veterinary Partners LLC (1M USD LIBOR + 4.000%)
2,485,535	9.025	04/27/28	2,350,894
Organon & Co. (3M USD LIBOR + 3.000%)
951,331	8.000	06/02/28	949,352
Packaging Coordinators Midco, Inc. (3M USD LIBOR + 3.500%)
862,391	8.659	11/30/27	836,114
Pathway Vet Alliance LLC (1M USD LIBOR + 3.750%)
3,220,239	8.775	03/31/27	2,978,721
Pearl Intermediate Parent LLC
(1M USD LIBOR + 2.750%)
125,000	7.775	02/14/25	119,375
(1M USD LIBOR + 3.250%)
500,000	4.410	02/14/25	479,270
(1M USD LIBOR + 6.250%)
1,500,000	11.275	02/13/26	1,329,375
PetVet Care Centers, LLC (1M USD LIBOR + 3.500%)
2,847,508	8.525	02/14/25	2,737,167
Sunshine Luxembourg VII S.a.r.l. (3M USD LIBOR + 3.750%)
3,005,998	8.909	10/01/26	2,969,565

			22,098,390

Pipelines(d) – 0.7%
Epic Y-Grade Services LP (3M USD LIBOR + 6.000%)
2,180,806	10.960	06/30/27	1,916,384
Freeport LNG Investments LLLP
(3M USD LIBOR + 3.000%)
1,785,715	8.250	11/17/26	1,724,340
(3M USD LIBOR + 3.500%)
464,835	8.250	11/17/26	450,760

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(m) – (continued)

Pipelines(d) – (continued)
Mashantucket (Western) Pequot Tribe(h) (1M USD LIBOR + 7.125%)
$784,250	12.150%	02/16/25	$774,447
TransMontaigne Operating Company LP (1M USD LIBOR + 3.500%)
986,027	8.525	11/17/28	974,776
Traverse Midstream Partners LLC (3M USD SOFR + 3.750%)
2,776,840	8.726	02/16/28	2,735,881

			8,576,588

Real Estate(d) – 0.3%
Cushman & Wakefield U.S. Borrower LLC
(1M USD LIBOR + 2.750%)
1,050,992	7.775	08/21/25	1,028,659
(1M USD LIBOR + 2.750%)
415,665	7.775	08/21/25	406,832
(1M USD SOFR + 3.250%)
1,325,675	8.332	01/31/30	1,279,276
(1M USD SOFR + 3.250%)
1,189,301	8.332	01/31/30	1,147,675

			3,862,442

Retailers(d) – 0.1%
IRB Holding Corp. (1M USD SOFR + 3.000%)
1,421,410	8.082	12/15/27	1,397,076
Jo-Ann Stores, Inc. (3M USD LIBOR + 4.750%)
289,788	10.018	07/07/28	156,164

			1,553,240

Retailing(d) – 0.6%
1011778 B.C. Unlimited Liability Co. (1M USD LIBOR + 1.750%)
854,496	6.775	11/19/26	844,354
Academy Ltd. (1M USD LIBOR + 3.750%)
808,739	8.598	11/05/27	807,979
Belk, Inc.
(3M USD LIBOR + 10.000%)
558,770	10.000	07/31/25	70,779
(1M USD LIBOR + 7.500%)
112,852	12.458	07/31/25	94,716
EG Group Ltd. (3M USD LIBOR + 4.000%)
387,755	9.151	02/07/25	373,990
Medical Solutions Holdings, Inc. (3M USD LIBOR+ 3.250%)
119,143	8.240	11/01/28	114,377
PetSmart, Inc. (1M USD SOFR + 3.750%)
1,565,309	8.832	02/11/28	1,557,483
Restoration Hardware, Inc. (1M USD LIBOR + 2.500%)
220,520	7.525	10/20/28	203,751
SRS Distribution, Inc. (1M USD LIBOR + 3.500%)
2,256,649	8.525	06/02/28	2,149,097
Staples, Inc.
(3M USD LIBOR + 4.500%)
278,421	9.314	09/12/24	275,795

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(m) – (continued)

Retailing(d) – (continued)
(3M USD LIBOR + 5.000%)
$237,317	9.814%	04/16/26	$213,834

			6,706,155

Semiconductors(d) – 0.0%
Bright Bidco B.V. (3M USD SOFR + 1.000%)
546,411	4.045	10/31/27	334,677
MACOM Technology Solutions Holdings, Inc. (1M USD LIBOR + 2.250%)
89,955	7.275	05/17/24	89,281

			423,958

Services Cyclical – Business Services(d) – 0.0%
Travelport Finance (Luxembourg) S.a.r.l. (1M USD LIBOR + 1.500%)
281,579	6.525	02/28/25	284,307

Software(d) – 4.6%
Applied Systems, Inc.
(3M USD SOFR + 4.500%)
3,500,000	9.080	09/17/27	3,503,289
(3M USD SOFR + 6.750%)
1,847,036	11.648	09/18/26	1,845,503
Apttus Corp. (3M USD LIBOR + 4.250%)
214,065	9.523	05/08/28	207,910
Athenahealth, Inc.
(1M USD SOFR + 3.500%)
40,644	7.821	02/15/29	38,031
(1M USD SOFR + 3.500%)
336,466	8.464	02/15/29	314,834
Banff Merger Sub, Inc. (1M USD LIBOR + 3.750%)
917,775	8.775	10/02/25	905,862
Camelot U.S. Acquisition LLC
(1M USD LIBOR + 3.000%)
209,248	8.025	10/30/26	208,857
(1M USD LIBOR + 3.000%)
871,301	8.025	10/30/26	870,029
Castle U.S. Holding Corp. (1M USD LIBOR + 3.750%)
498,934	8.775	01/29/27	344,709
CDK Global, Inc. (3M USD SOFR + 4.500%)
1,521,188	9.148	07/06/29	1,518,875
Ceridian HCM Holding, Inc. (1M USD LIBOR + 2.500%)
1,701,397	7.525	04/30/25	1,696,719
Emerald TopCo, Inc. (1M USD LIBOR + 3.500%)
374,031	8.597	07/24/26	357,084
Epicor Software Corp.
(1M USD LIBOR + 3.250%)
2,268,077	8.275	07/30/27	2,237,753
(1M USD LIBOR + 7.750%)
3,075,000	12.832	07/31/28	3,055,289
Finastra USA, Inc.
(3M USD LIBOR + 3.500%)
3,038,891	8.325	06/13/24	2,892,264
(3M USD LIBOR + 3.500%)
2,481,377	8.655	06/13/24	2,361,650

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued) April 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(m) – (continued)

Software(d) – (continued)
Greenway Health LLC (3M USD LIBOR + 3.750%)
$122,165	8.960%	02/16/24	$89,995
Hyland Software, Inc. (1M USD LIBOR + 3.500%)
596,319	8.070	07/01/24	591,661
Informatica LLC (1M USD LIBOR + 2.750%)
1,237,500	7.813	10/27/28	1,231,931
Mavenir Systems, Inc. (3M USD LIBOR + 4.750%)
709,168	9.651	08/18/28	510,601
Open Text Corp.
(1M USD SOFR + 3.500%)
1,596,000	8.582	01/31/30	1,594,260
(1M USD SOFR + 3.500%)
418,950	8.582	01/31/30	418,493
Polaris Newco LLC
(1M USD LIBOR + 4.000%)
579,461	9.159	06/02/28	536,245
(3M USD LIBOR + 4.000%)
2,977,698	9.159	06/02/28	2,755,622
Press Ganey Holdings, Inc. (1M USD SOFR + 3.750%)
148,500	8.832	07/24/26	141,818
Project Ruby Ultimate Parent Corp. (1M USD LIBOR + 3.250%)
368,701	8.347	03/10/28	356,641
Quest Software US Holdings, Inc. (3M USD SOFR + 7.500%)
719,074	12.326	02/01/30	506,947
Rackspace Technology Global, Inc. (3M USD LIBOR + 2.750%)
2,682,468	7.595	02/15/28	1,095,788
RealPage, Inc. (1M USD LIBOR + 6.500%)
2,750,000	11.525	04/23/29	2,569,545
Riverbed Technology, Inc. (3M USD PIK + 2%)
1,238,586	2.000	12/07/26	353,616
Sophia, LP
(3M USD LIBOR + 8.000%)
750,000	13.159	10/09/28	744,848
(3M USD LIBOR + 3.500%)
620,277	8.659	10/07/27	611,488
(3M USD LIBOR + 3.500%)
1,220,775	8.659	10/07/27	1,203,477
Sovos Compliance LLC (1M USD LIBOR + 4.500%)
2,457,763	9.525	08/11/28	2,376,854
SS&C Holdings Europe S.a.r.l. (1M USD LIBOR + 1.750%)
558,705	6.775	04/16/25	557,364
SS&C Technologies, Inc. (1M USD LIBOR + 1.750%)
627,291	6.775	04/16/25	625,786
The Dun & Bradstreet Corp.
(1M USD LIBOR + 3.250%)
2,500,000	3.378	02/06/26	2,494,525
(1M USD LIBOR + 3.250%)
712,510	8.268	02/06/26	710,949
The Ultimate Software Group, Inc.
(3M USD LIBOR + 3.250%)
1,872,159	8.271	05/04/26	1,820,675
(3M USD LIBOR + 3.250%)
2,089,781	8.271	05/04/26	2,032,312
(3M USD LIBOR + 5.250%)
1,734,592	8.895	05/04/26	1,703,838

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(m) – (continued)

Software(d) – (continued)
(3M USD SOFR + 5.250%)
$1,522,530	10.271%		05/03/27	$1,460,365
West Corp. (3M USD LIBOR + 4.000%)
808,347	9.295		04/10/27	725,492
Zelis Healthcare Corp. (1M USD LIBOR + 3.500%)
492,443	8.525		09/30/26	489,622

				52,669,416

Telecommunication Services(d) – 0.8%
Altice France SA
(3M USD LIBOR + 3.688%)
233,671	8.948		01/31/26	224,715
(3M USD LIBOR + 4.000%)
214,879	8.864		08/14/26	208,031
Avaya, Inc.
(1M USD LIBOR + 4.250%)(h)
1,138,152	12.890		08/15/23	1,166,605
(1M USD LIBOR + 4.250%)
25,199	12.890	(h)	08/15/23	25,199
(1M USD LIBOR + 4.250%)
131,548	12.528	(h)	08/01/28	131,548
(1M USD LIBOR + 4.250%)
655,797	9.090		12/15/27	155,424
(1M USD LIBOR + 4.000%)
1,807,000	8.840	(g)	12/15/27	403,557
(1M USD LIBOR + 4.250%)
236,498	9.159	(g)	12/15/27	52,817
(1M USD SOFR + 10.000%)
234,612	14.827	(g)	12/15/27	55,526
Cincinnati Bell, Inc. (1M USD SOFR + 3.250%)
194,333	8.332		11/22/28	189,545
CommScope, Inc. (1M USD LIBOR + 3.250%)
562,762	8.275		04/06/26	520,273
Cyxtera DC Holdings, Inc. (3M USD LIBOR + 3.000%)
1,157,898	8.068		05/01/24	854,240
Dawn Acquisition LLC (3M USD LIBOR + 3.750%)
1,386,922	8.909		12/31/25	574,990
Delta TopCo, Inc. (3M USD LIBOR + 3.750%)
405,646	8.656		12/01/27	387,318
EOS Finco Sarl (3M USD SOFR + 6.000%)
496,875	10.909		10/08/29	492,319
Frontier Communications Corp. (1M USD LIBOR + 3.750%)
1,474,949	8.813		05/01/28	1,405,627
GOGO Intermediate Holdings LLC (3M USD LIBOR + 3.750%)
1,228,741	8.847		04/30/28	1,217,547
MLN US HoldCo LLC
(1M USD LIBOR + 4.500%)
547,835	11.782		11/01/27	301,309
(3M USD LIBOR + 8.750%)
250,000	13.807		11/30/26	39,000
MLN US Holding Co. LLC (3M USD LIBOR + 4.500%)
889,178	9.557		11/30/25	206,734

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(m) – (continued)

Telecommunication Services(d) – (continued)
Xplornet Communications, Inc. (1M USD LIBOR + 4.000%)
$634,866	9.025%	10/02/28	$515,378

			9,127,702

Telecommunications(d) – 0.2%
CenturyLink, Inc. (1M USD LIBOR + 2.750%)
479,788	4.549	01/31/25	444,605
Intelsat Jackson Holdings S.A. (3M USD SOFR + 4.500%)
1,447,423	9.082	02/01/29	1,427,289
Zayo Group Holdings, Inc.
(1M USD LIBOR + 3.000%)
75,000	8.025	03/09/27	60,767
(1M USD LIBOR + 3.000%)
601,891	8.025	03/09/27	487,664

			2,420,325

Transportation(d) – 0.0%
Kenan Advantage Group, Inc. (1M USD LIBOR + 3.750%)
248,728	8.775	03/24/26	247,345

TOTAL BANK LOANS
(Cost $318,889,161)			$302,261,296

Shares	Description		Value

Common Stocks – 0.5%

Broadline Retail(g)(h) – 0.0%
68	Belk, Inc.		$544

Commerical Services & Supplies(g) – 0.0%
65,182	Monitronics International, Inc.		3,259

Diversified Consumer Services(g) – 0.0%
7,679	Premier Brands Group Holdings LLC		5,122

Energy Equipment & Services(g) – 0.0%
17,933	Parker Drilling Co.		210,713

Financial Services(g) – 0.0%
5,500	Copper Earnout Trust(i)		30,938
240	Voyager Aviation Holdings LLC(h)		—

			30,938

Media(g) – 0.0%
33,365	Clear Channel Outdoor Holdings, Inc. 42,373
3,675	Cumulus Media, Inc. Class A Class A		12,918

			55,291

Metals & Mining(g)(h) – 0.0%
627	Arctic Canadian Diamond Co. Ltd		286,652

Shares	Description	Value

Common Stocks – (continued)

Oil, Gas & Consumable Fuels – 0.2%
304	California Resources Corp.	$12,312
18,456	Fieldwood Energy, Inc.(g)	2,553,074

		2,565,386

Professional Services(g) – 0.0%
17,300	Skillsoft Corp.	21,279

Real Estate – 0.1%
41,250	Copper Property CTL Pass
	Through Trust	457,875

Semiconductors & Semiconductor Equipment – 0.0%
18,377	Bright Bidco B.V.	48,680

Specialty Retail(g)(h) – 0.1%
7,504	Guitar Center, Inc.	1,409,026

Wireless Telecommunication Services(g) – 0.1%
5,606	IQOR US, Inc.	2,102
45,384	Windstream Corp.	465,186

		467,288

TOTAL COMMON STOCKS
(Cost $6,801,280)		$5,562,053

Units	Expiration Date	Value

Warrants(g) – 0.0%

Avation PLC
20,510	10/31/26	$15,594
California Resources Corp.
670	10/27/24	6,378
Fieldwood Energy, Inc.
6,687	08/01/29	51,379
Guitar Center, Inc.(h)
3,972	12/31/99	272,436
Intelsat SA
1	02/17/27	1

TOTAL WARRANTS
(Cost $427,767)		$345,788

Shares	Dividend Rate	Value

Preferred Stocks(g) – 0.0%

Post Secondary Education – 0.0%
Riverbed Technology, Inc.
10,686	0.000%	$107
Voyager Aviation Holdings LLC(h)
1,441	0.000	180,125

		180,232

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued) April 30, 2023 (Unaudited)

Shares	Dividend Rate	Value

Preferred Stocks(g) – (continued)

Specialty Retail(f)(h) – 0.0%
Guitar Center, Inc.
103	0.000%	$9,595

TOTAL PREFERRED STOCKS (Cost $319,237)		$189,827

Investment Company(o) – 6.3%

Goldman Sachs Financial Square Government Fund - Institutional Shares
73,029,190	4.766%	$73,029,190
(Cost $73,029,190)

TOTAL INVESTMENTS – 99.1% (Cost $1,210,294,721)		$1,141,020,322

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		10,478,888

NET ASSETS – 100.0%		$1,151,499,210

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Pay-in-kind securities.

(d)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on April 30, 2023.

(e)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $779,148, which represents approximately 0.1% of the Fund’s net assets as of April 30, 2023.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	Security is currently in default and/or non-income producing.

(h)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(i)	Restricted securities are not registered under the Securities Act of 1933, as amended, and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time consuming negotiations and prompt sale at an acceptable price may be difficult. Total market value of Restricted securities amounts to $195,572, which represents approximately 0.0% of the Fund’s net assets as of April 30, 2023. See additional details below:

Restricted Security	Acquisition Date	Cost

Chesapeake Energy Corp.	06/21/19	$42,991

Chesapeake Energy Corp.	06/21/19	316,924

Copper Earnout Trust	12/07/20	39,600

Neiman Marcus Group Ltd. LLC	10/15/21	605,000

(j)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on April 30, 2023.

(k)	Actual maturity date is July 28, 2121.

(l)	Actual maturity date is April 03, 2120.

(m)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on April 30, 2023. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(n)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(o)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At April 30, 2023, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

	Principal	Current	Unrealized
Borrower	Amount	Value	Gain (Loss)

Athenahealth, Inc. (B-/B2), due 02/15/29	$690	$645	$(41)

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At April 30, 2023, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Barclays Bank PLC	GBP	2,623,000	USD	3,270,354	07/27/23	$31,646
	IDR	15,371,602,701	USD	980,895	06/06/23	66,413
	PEN	9,432,305	USD	2,465,000	05/30/23	74,457
	THB	22,842,310	USD	673,219	07/07/23	227
BNP Paribas SA	CLP	405,950,497	USD	493,000	06/05/23	7,345
	CZK	84,579,605	USD	3,842,484	05/09/23	116,651
	PLN	18,241,273	USD	4,093,643	06/06/23	279,589
	USD	952,800	CLP	759,720,797	06/05/23	16,424
BofA Securities LLC	CLP	2,378,903,500	USD	2,890,000	06/05/23	42,061
	IDR	54,077,026,852	USD	3,459,380	06/06/23	225,031
Citibank NA	EUR	7,438,580	USD	8,172,374	07/20/23	61,552
	GBP	1,960,173	USD	2,449,168	07/20/23	18,155
	USD	134,000	CAD	179,740	07/20/23	1,122
	USD	277,248	EUR	250,000	07/20/23	517
JPMorgan Securities, Inc.	IDR	12,942,122,000	USD	818,500	06/06/23	63,281
	THB	147,471,582	USD	4,340,591	07/07/23	7,220
MS & Co. Int. PLC	EUR	699,113	USD	768,635	05/15/23	2,446
	GBP	1,067,583	USD	1,333,294	05/15/23	8,882
	IDR	9,200,696,000	USD	590,000	06/06/23	36,868

TOTAL						$1,059,887

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Barclays Bank PLC	CNH	57,039,973	USD	8,348,374	07/12/23	$(65,049)
	EUR	22,847,000	USD	25,313,585	07/27/23	(14,186)
	USD	1,432,942	CZK	32,324,225	05/09/23	(80,141)
	USD	394,000	THB	13,479,646	07/07/23	(3,412)
BNP Paribas SA	CNH	8,553,444	USD	1,250,500	07/12/23	(8,372)
	USD	7,011,800	CNH	48,400,212	07/12/23	(16,862)
	USD	890,569	CZK	19,976,344	05/09/23	(44,516)
BofA Securities LLC	KRW	5,404,627,140	USD	4,124,200	07/10/23	(66,977)
Citibank NA	CAD	1,492,103	USD	1,110,047	07/20/23	(6,960)
	USD	3,816,238	EUR	3,483,104	07/20/23	(39,285)
	USD	753,853	GBP	606,751	07/20/23	(9,881)
JPMorgan Securities, Inc.	CNH	46,701,669	USD	6,832,336	07/12/23	(50,336)
	USD	1,419,732	CZK	32,279,036	05/09/23	(91,236)
	USD	1,142,408	IDR	17,264,066,347	06/06/23	(33,839)
MS & Co. Int. PLC	CAD	959,059	USD	713,783	05/15/23	(5,709)
	EUR	1,000,000	USD	1,106,580	05/15/23	(3,637)
	KRW	3,652,648,011	USD	2,816,200	07/10/23	(74,178)
	USD	4,975,059	IDR	74,327,381,206	06/06/23	(89,063)
	USD	1,360,300	PLN	5,880,820	06/06/23	(49,590)

TOTAL						$(753,229)

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued) April 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At April 30, 2023, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Credit Spread at April 30, 2023(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
Ford Motor Co.	5.000%	3.189%	Citibank NA	12/20/27	$1,490	$118,535	$103,561	$14,974

TOTAL						$118,535	$103,561	$14,974

(a)	Payments made quarterly.

(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at April 30, 2023(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Index 54	5.000%	4.656%	06/20/28	$30,520	$597,409	$428,518	$168,891

(a)	Payments made quarterly.

(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Currency Abbreviations:
BRL	—Brazil Real
CAD	—Canadian Dollar
CLP	—Chilean Peso
CNH	—Chinese Yuan Renminbi Offshore
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CZK	—Czech Republic Koruna
EUR	—Euro
GBP	—British Pound
HUF	—Hungarian Forint
IDR	—Indonesia Rupiah
KRW	—South Korean Won
MXN	—Mexican Peso
MYR	—Malaysia Ringgit
PEN	—Peru Nuevo Sol
PLN	—Polish Zloty
RON	—Romania New Leu
THB	—Thailand Baht
USD	—U.S. Dollar
ZAR	—South African Rand

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
CMT	—Constant Maturity Treasury Indexes
CPI	—Consumer Price Index
ICE	—Inter-Continental Exchange
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
PIK	—Payment in kind
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust
SOFR	—Secured Overnight Funding Rate
SONIA	—Sterling Overnight Index Average

Abbreviations:
CDX.NA.HY Ind 54	—CDX North America Investment Grade Index 54
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
SOFR	—Secured Overnight Funding Rate

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments April 30, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 96.6%

Australia – 3.8%
163,832	APA Group (Gas Utilities)	$1,118,552
319,853	Atlas Arteria Ltd. (Transportation Infrastructure)	1,390,665
126,467	Goodman Group (Industrial REITs)	1,630,366
345,692	Ingenia Communities Group (Residential REITs)	985,280
891,738	National Storage REIT (Specialized REITs)	1,485,261
105,236	NEXTDC Ltd.* (IT Services)	807,534
507,126	Qube Holdings Ltd. (Transportation Infrastructure)	1,037,476
629,680	Region RE Ltd. (Retail REITs)	1,030,446
805,060	Scentre Group (Retail REITs)	1,544,986
879,242	Stockland (Diversified REITs)	2,606,403
357,322	The GPT Group (Diversified REITs)	1,050,713
376,687	Transurban Group (Transportation Infrastructure)	3,756,811

		18,444,493

Belgium – 0.6%
22,062	Aedifica SA (Health Care REITs)	1,842,880
24,251	Shurgard Self Storage Ltd. (Real Estate Management & Development)	1,253,939

		3,096,819

Brazil – 0.2%
80,660	CCR SA (Transportation Infrastructure)	219,447
331,591	Santos Brasil Participacoes SA (Transportation Infrastructure)	562,424

		781,871

Canada – 7.9%
67,220	Allied Properties Real Estate Investment Trust (Office REITs)	1,130,215
24,178	Boardwalk Real Estate Investment Trust (Residential REITs)	1,035,040
36,825	Canadian Apartment Properties REIT (Residential REITs)	1,348,950
7,680	Canadian Pacific Kansas City Ltd. (Ground Transportation)	605,398
87,680	Chartwell Retirement Residences (Health Care Providers & Services)	573,381
61,478	Dream Industrial Real Estate Investment Trust (Industrial REITs)	673,383
285,566	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	11,354,350
54,843	Gibson Energy, Inc. (Oil, Gas & Consumable Fuels)	930,613
45,624	Hydro One Ltd.(a) (Electric Utilities)	1,336,207
171,148	InterRent Real Estate Investment Trust (Residential REITs)	1,637,139
131,171	Keyera Corp. (Oil, Gas & Consumable Fuels)	3,086,490
199,498	Pembina Pipeline Corp. (Oil, Gas & Consumable Fuels)	6,567,229

Shares	Description	Value

Common Stocks (continued)

Canada (continued)
52,315	RioCan Real Estate Investment Trust (Retail REITs)	$810,104
174,938	TC Energy Corp. (Oil, Gas & Consumable Fuels)	7,270,738

		38,359,237

China – 1.0%
9,976,000	China Tower Corp. Ltd. Class H Class H(a) (Diversified Telecommunication Services)	1,273,170
227,000	ENN Energy Holdings Ltd. (Gas Utilities)	3,112,534
752,000	Zhejiang Expressway Co. Ltd. Class H (Transportation Infrastructure)	624,055

		5,009,759

Denmark(a) – 0.4%
21,950	Orsted A/S (Electric Utilities)	1,970,014

France – 3.9%
5,786	Eiffage SA (Construction & Engineering)	688,672
9,566	Gecina SA (Office REITs)	1,064,912
25,501	Getlink SE (Transportation Infrastructure)	476,594
132,348	Klepierre SA (Retail REITs)	3,352,391
106,234	Vinci SA (Construction & Engineering)	13,140,212

		18,722,781

Germany – 0.3%
7,115	LEG Immobilien SE (Real Estate Management & Development)	442,861
35,841	Vonovia SE (Real Estate Management & Development)	777,338

		1,220,199

Hong Kong – 4.1%
396,600	China Gas Holdings Ltd. (Gas Utilities)	510,214
175,600	China Resources Gas Group Ltd. (Gas Utilities)	554,253
427,915	CK Asset Holdings Ltd. (Real Estate Management & Development)	2,530,313
850,000	Guangdong Investment Ltd. (Water Utilities)	812,580
1,134,200	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	1,007,091
686,000	Kunlun Energy Co. Ltd. (Gas Utilities)	635,927
658,620	Link REIT (Retail REITs)	4,307,958
73,500	Power Assets Holdings Ltd. (Electric Utilities)	420,001
451,786	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	6,290,344
225,127	Swire Properties Ltd. (Real Estate Management & Development)	605,081

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Shares	Description	Value

Common Stocks (continued)

Hong Kong (continued)
393,182	Wharf Real Estate Investment Co. Ltd. (Real Estate Management & Development)	$2,267,368

		19,941,130

Italy – 1.1%
94,429	Enel SpA (Electric Utilities)	645,150
210,250	Snam SpA (Gas Utilities)	1,168,501
406,309	Terna - Rete Elettrica Nazionale (Electric Utilities)	3,516,906

		5,330,557

Japan – 5.6%
488	Daiwa House REIT Investment Corp. (Diversified REITs)	1,038,302
192	Daiwa Office Investment Corp. (Office REITs)	834,588
12,100	East Japan Railway Co. (Ground Transportation)	692,381
2,190	GLP J-REIT (Industrial REITs)	2,502,239
162	Hoshino Resorts REIT, Inc. (Hotel & Resort REITs)	843,669
915	Industrial & Infrastructure Fund Investment Corp. (Industrial REITs)	1,048,605
3,650	Invincible Investment Corp. (Hotel & Resort REITs)	1,575,915
2,876	Japan Hotel REIT Investment Corp. (Hotel & Resort REITs)	1,624,920
1,390	Japan Metropolitan Fund Investment Corp. (Retail REITs)	1,017,780
29,245	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	360,424
380,723	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	7,561,923
500	Mori Hills REIT Investment Corp. (Office REITs)	565,098
114	Nippon Accommodations Fund, Inc. (Residential REITs)	554,156
225	Nippon Building Fund, Inc. (Office REITs)	943,474
742	Nippon Prologis REIT, Inc. (Industrial REITs)	1,690,329
804	Nomura Real Estate Master Fund, Inc. (Diversified REITs)	940,765
1,321	Sekisui House Reit, Inc. (Diversified REITs)	748,795
32,300	Tokyo Gas Co. Ltd. (Gas Utilities)	661,602
206,801	Tokyu Fudosan Holdings Corp. (Real Estate Management & Development)	1,049,473
18,400	West Japan Railway Co. (Ground Transportation)	797,488

		27,051,926

Mexico – 0.6%
4,295	Grupo Aeroportuario del Pacifico SAB de CV ADR (Transportation Infrastructure)	762,663

Shares	Description	Value

Common Stocks (continued)

Mexico (continued)
55,787	Grupo Aeroportuario del Sureste SAB de CV Class B (Transportation Infrastructure)	$1,601,206
1,120	Grupo Aeroportuario del Sureste SAB de CV ADR (Transportation Infrastructure)	320,678
92,125	Prologis Property Mexico SA de CV (Industrial REITs)	318,245

		3,002,792

Netherlands – 0.3%
41,134	Koninklijke Vopak NV (Oil, Gas & Consumable Fuels)	1,571,668

Philippines – 0.1%
88,320	International Container Terminal Services, Inc. (Transportation Infrastructure)	346,363

Singapore – 2.0%
70,420	CapitaLand Ascott Trust (Hotel & Resort REITs)	57,174
1,227,617	CapitaLand Integrated Commercial Trust (Retail REITs)	1,874,495
1,235,151	Capitaland Investment Ltd. (Real Estate Management & Development)	3,457,464
602,233	CapLand Ascendas REIT (Industrial REITs)	1,295,959
810,033	Frasers Logistics & Commercial Trust (Industrial REITs)	822,134
557,348	Lendlease Global Commercial Reit (Retail REITs)	293,229
595,100	Mapletree Industrial Trust (Industrial REITs)	1,063,811
649,500	Mapletree Logistics Trust (Industrial REITs)	849,980

		9,714,246

Spain – 3.3%
16,085	Aena SME SA*(a) (Transportation Infrastructure)	2,708,986
209,259	Cellnex Telecom SA*(a) (Diversified Telecommunication Services)	8,810,640
73,421	Ferrovial SA (Construction & Engineering)	2,301,999
139,928	Inmobiliaria Colonial Socimi SA (Office REITs)	894,487
122,091	Merlin Properties Socimi SA (Diversified REITs)	1,079,504

		15,795,616

Sweden – 0.8%
61,750	Castellum AB (Real Estate Management & Development)	750,640
9,169	Catena AB (Real Estate Management & Development)	351,725
45,611	Fabege AB (Real Estate Management & Development)	365,787

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued) April 30, 2023 (Unaudited)

Shares	Description	Value

Common Stocks (continued)

Sweden (continued)
110,344	Fastighets AB Balder Class B* (Real Estate Management & Development)	$513,741
49,539	Pandox AB (Real Estate Management & Development)	590,279
33,057	Sagax AB Class B (Real Estate Management & Development)	810,847
86,364	Wihlborgs Fastigheter AB (Real Estate Management & Development)	698,075

		4,081,094

Switzerland – 0.1%
1,541	PSP Swiss Property AG (Real Estate Management & Development)	181,470
1,033	Swiss Prime Site AG (Real Estate Management & Development)	93,507

		274,977

United Kingdom – 5.8%
140,240	Big Yellow Group PLC (Specialized REITs)	2,158,702
375,778	Grainger PLC (Real Estate Management & Development)	1,221,262
119,291	Great Portland Estates PLC (Office REITs)	799,818
82,032	Land Securities Group PLC (Diversified REITs)	696,110
936,801	National Grid PLC (Multi-Utilities)	13,431,783
101,493	Safestore Holdings PLC (Specialized REITs)	1,265,143
444,973	Segro PLC (Industrial REITs)	4,684,642
54,180	SSE PLC (Electric Utilities)	1,250,104
147,478	The UNITE Group PLC (Residential REITs)	1,779,510
387,592	Tritax Big Box REIT PLC (Industrial REITs)	757,260

		28,044,334

United States – 54.7%
18,107	Agree Realty Corp. (Retail REITs)	1,231,095
22,790	Alexandria Real Estate Equities, Inc. (Office REITs)	2,830,062
21,611	Alliant Energy Corp. (Electric Utilities)	1,191,631
23,815	Ameren Corp. (Multi-Utilities)	2,118,821
110,172	American Homes 4 Rent Class A (Residential REITs)	3,664,321
78,039	American Tower Corp. (Specialized REITs)	15,950,391
19,492	American Water Works Co., Inc. (Water Utilities)	2,889,689
86,702	Americold Realty Trust, Inc. (Industrial REITs)	2,565,512
40,147	Apartment Income REIT Corp. (Residential REITs)	1,484,636
59,336	Apple Hospitality REIT, Inc. (Hotel & Resort REITs)	883,513
23,275	Atmos Energy Corp. (Gas Utilities)	2,656,609

Shares	Description	Value

Common Stocks (continued)

United States (continued)
23,810	AvalonBay Communities, Inc. (Residential REITs)	$4,294,610
28,215	Boston Properties, Inc. (Office REITs)	1,505,552
66,612	Brixmor Property Group, Inc. (Retail REITs)	1,420,834
73,589	Broadstone Net Lease, Inc. (Diversified REITs)	1,189,934
23,180	Camden Property Trust (Residential REITs)	2,550,959
214,567	CenterPoint Energy, Inc. (Multi-Utilities)	6,537,856
37,057	Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)	5,669,721
45,296	Community Healthcare Trust, Inc. (Health Care REITs)	1,621,144
10,451	Constellation Energy Corp. (Electric Utilities)	808,907
41,336	Cousins Properties, Inc. (Office REITs)	901,538
37,062	Crown Castle, Inc. (Specialized REITs)	4,561,962
30,712	CSX Corp. (Ground Transportation)	941,016
64,806	CubeSmart (Specialized REITs)	2,948,025
63,996	Digital Realty Trust, Inc. (Specialized REITs)	6,345,203
10,147	DTE Energy Co. (Multi-Utilities)	1,140,624
11,890	DTE Midstream, Inc.* (Oil, Gas & Consumable Fuels)	585,820
12,516	Equinix, Inc. (Specialized REITs)	9,062,585
52,446	Equity LifeStyle Properties, Inc. (Residential REITs)	3,613,529
76,931	Equity Residential (Residential REITs)	4,865,886
79,829	Essential Properties Realty Trust, Inc. (Diversified REITs)	1,975,768
46,318	Essential Utilities, Inc. (Water Utilities)	1,977,779
14,365	Essex Property Trust, Inc. (Residential REITs)	3,156,421
15,921	Evergy, Inc. (Electric Utilities)	988,853
182,367	Exelon Corp. (Electric Utilities)	7,739,655
32,817	Extra Space Storage, Inc. (Specialized REITs)	4,989,497
60,683	First Industrial Realty Trust, Inc. (Industrial REITs)	3,184,037
34,408	Gaming & Leisure Properties, Inc. (Specialized REITs)	1,789,216
63,026	Healthcare Realty Trust, Inc. (Health Care REITs)	1,246,654
89,258	Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	1,443,302
18,619	Independence Realty Trust, Inc. (Residential REITs)	310,006
127,547	Invitation Homes, Inc. (Residential REITs)	4,256,243
63,557	Kilroy Realty Corp. (Office REITs)	1,858,407

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Shares	Description	Value

Common Stocks (continued)

United States (continued)
213,937	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	$3,669,020
41,810	Kite Realty Group Trust (Retail REITs)	866,303
19,398	Life Storage, Inc. (Specialized REITs)	2,606,703
5,777	Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	777,353
25,954	Medical Properties Trust, Inc. (Health Care REITs)	227,617
59,025	NETSTREIT Corp. (Retail REITs)	1,075,436
9,593	NextEra Energy, Inc. (Electric Utilities)	735,112
217,945	NiSource, Inc. (Multi-Utilities)	6,202,715
46,013	Omega Healthcare Investors, Inc. (Health Care REITs)	1,231,308
81,922	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	5,358,518
399,890	PG&E Corp.* (Electric Utilities)	6,842,118
83,252	PPL Corp. (Electric Utilities)	2,390,997
126,986	Prologis, Inc. (Industrial REITs)	15,904,996
19,230	Public Service Enterprise Group, Inc. (Multi-Utilities)	1,215,336
7,598	Public Storage (Specialized REITs)	2,240,118
72,339	Realty Income Corp. (Retail REITs)	4,545,783
58,501	Regency Centers Corp. (Retail REITs)	3,593,716
97,494	Rexford Industrial Realty, Inc. (Industrial REITs)	5,437,240
64,599	Sabra Health Care REIT, Inc. (Health Care REITs)	736,429
36,821	SBA Communications Corp. (Specialized REITs)	9,606,231
60,881	Sempra Energy (Multi-Utilities)	9,466,387
19,902	Simon Property Group, Inc. (Retail REITs)	2,255,295
37,394	Spirit Realty Capital, Inc. (Retail REITs)	1,438,173
42,258	Sun Communities, Inc. (Residential REITs)	5,870,904
105,660	Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	1,006,940
42,477	Targa Resources Corp. (Oil, Gas & Consumable Fuels)	3,208,288
11,267	Terreno Realty Corp. (Industrial REITs)	693,935
79,845	The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	2,416,110
67,152	UDR, Inc. (Residential REITs)	2,775,392
2,713	Union Pacific Corp. (Ground Transportation)	530,934
145,955	Ventas, Inc. (Health Care REITs)	7,013,138
80,747	Veris Residential, Inc.* (Residential REITs)	1,320,213

Shares	Description	Value

Common Stocks (continued)

United States (continued)
180,550	VICI Properties, Inc. (Specialized REITs)	$6,127,867
117,670	Welltower, Inc. (Health Care REITs)	9,321,817
38,156	Xcel Energy, Inc. (Electric Utilities)	2,667,486

		264,323,751

TOTAL COMMON STOCKS (Cost $429,961,961)		$467,083,627

	Dividend
Shares	Rate	Value

Investment Company(b) –3.0%

Goldman Sachs Financial Square Government Fund - Institutional Shares
14,245,839	4.766%	$14,245,839
(Cost $14,245,839)

TOTAL INVESTMENTS – 99.6%
(Cost $444,207,800)		$481,329,466

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%		2,066,646

NET ASSETS – 100.0%		$483,396,112

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated fund.

SECTOR ALLOCATION AS OF APRIL 30, 2023

% of Total
Sector	Market Value

Real Estate	58.1%

Utilities	18.6

Energy	10.7

Industrials	7.0

Investment Company	3.0

Communication Services	2.1

Information Technology	0.2

Consumer Discretionary	0.2

Health Care	0.1

100.0%

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued) April 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At April 30, 2023, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

State Street Bank and Trust	SEK	134,390	USD	13,117	05/03/23	$(10)
	USD	10,730	SEK	110,611	05/02/23	(57)

TOTAL						$(67)

FUTURES CONTRACTS — At April 30, 2023, the Fund had the following futures contracts:

				Unrealized
	Number of	Expiration	Notional	Appreciation/
Description	Contracts	Date	Amount	(Depreciation)

Long position contracts:
Dow Jones U.S. Real Estate Index	228	06/16/23	$7,585,560	$272,585

Currency Abbreviations:
SEK	—Swedish Krona
USD	—U.S. Dollar

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Statements of Assets and Liabilities April 30, 2023 (Unaudited)

	Goldman Sachs Multi-Manager Global Equity Fund	Goldman Sachs Multi-Manager Non-Core Fixed Income Fund	Goldman Sachs Multi-Manager Real Assets Strategy Fund

Assets:

Investments in unaffiliated issuers, at value (cost $502,576,727, $1,137,265,531 and $429,974,223, respectively)	$561,085,340	$1,067,991,132	$467,083,627
Investments in affiliated issuers, at value (cost $51,002,704, $73,029,190 and $14,245,839, respectively)	51,002,704	73,029,190	14,245,839
Cash	1,771,388	12,059,455	848,811
Foreign currencies, at value (cost $130,824, $5,412,399 and $934,829, respectively)	154,982	5,417,770	932,542
Unrealized gain on swap contracts	—	14,974	—
Unrealized gain on forward foreign currency exchange contracts	1,457,091	1,059,887	—
Variation margin on futures contracts	1,016,525	—	176,717
Variation margin on swaps contracts	—	83,312	—
Receivables:
Collateral on certain derivative contracts(a)	4,688,014	5,728,916	589,380
Investments sold	1,708,097	15,289,722	951,760
Fund shares sold	1,200,000	6,450,000	—
Interest and dividends	939,532	16,007,243	1,049,648
Foreign tax reclaims	643,116	329,426	156,870
Investments sold on an extended-settlement basis	241,167	783,940	559,160
Reimbursement from investment adviser	100,007	—	—
Due from broker	—	14,250	—
Upfront payments made on swap contracts	—	103,561	—
Other assets	14,843	36,887	15,144

Total assets	626,022,806	1,204,399,665	486,609,498

Liabilities:
Unrealized loss on forward foreign currency exchange contracts	1,501,938	753,229	67
Unrealized loss on unfunded loan commitment	—	41	—
Payables:
Fund shares redeemed	5,270,000	500,000	1,300,000
Investments purchased	881,040	44,709,856	1,061,550
Investments purchased on an extended-settlement basis	254,708	4,794,270	255,656
Management fees	197,330	321,199	170,312
Transfer Agency fees	9,743	18,537	7,834
Income distributions	—	5,734	—
Due to broker	—	520,000	—
Accrued expenses	915,090	1,277,589	417,967

Total liabilities	9,029,849	52,900,455	3,213,386

Net Assets:

Paid-in capital	578,441,512	1,365,411,820	468,682,479
Total distributable earnings (loss)	38,551,445	(213,912,610)	14,713,633

NET ASSETS	$616,992,957	$1,151,499,210	$483,396,112

Shares Outstanding $0.001 par value (unlimited number of shares authorized):	65,475,384	153,430,507	52,174,170
Net asset value, offering and redemption price per share:	$9.42	$7.51	$9.27

(a)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Swaps	Forwards
Multi-Manager Global Equity	$2,648,014	$—	$2,040,000
Multi-Manager Non-Core Fixed Income	—	3,144,740	2,584,176
Multi-Manager Real Assets Strategy	589,380	—	—	`

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Statements of Operations For the Six Months Ended April 30, 2023 (Unaudited)

	Goldman Sachs Multi-Manager Global Equity Fund	Goldman Sachs Multi-Manager Non-Core Fixed Income Fund	Goldman Sachs Multi-Manager Real Assets Strategy Fund

Investment Income:

Dividends — unaffiliated issuers (net of tax withholding of $301,951, $0 and $390,182, respectively)	$4,120,360	$60,202	$7,181,229
Dividends — affiliated issuers	876,420	1,592,058	282,248
Interest (net of foreign withholding taxes of $0, $108,585 and $0, respectively)	127	40,222,340	15,157

Total investment income	4,996,907	41,874,600	7,478,634

Expenses:

Management fees	2,621,242	4,731,354	2,282,337

Custody, accounting and administrative services	720,617	593,955	333,086

Professional fees	130,768	103,814	90,097

Transfer Agency fees	50,898	111,326	45,647

Trustee fees	17,725	19,689	17,711

Registration fees	12,640	35,886	16,478

Printing and mailing costs	10,725	15,577	13,059

Prime broker fees	2,313	303	—

Other	11,766	21,545	9,727

Total expenses	3,578,694	5,633,449	2,808,142

Less — expense reductions	(2,219,574)	(2,801,010)	(1,090,407)

Net expenses	1,359,120	2,832,439	1,717,735

NET INVESTMENT INCOME	3,637,787	39,042,161	5,760,899

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers (including commission recapture of $6,146, $0 and $5,222, respectively)	(8,045,241)	(42,113,604)	(6,025,734)

Purchased options	—	(77,795)	—

Futures contracts	(56,039)	(571)	(1,241,973)

Swap contracts	—	3,053,507	—

Forward foreign currency exchange contracts	(5,229,467)	2,329,909	3,645

Foreign currency transactions	(39,333)	233,654	(61,673)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	62,977,964	88,326,890	40,863,014

Unfunded loan commitment	—	11,126	—

Futures contracts	2,119,699	—	1,333,218

Swap contracts	—	(940,213)	—

Forward foreign currency exchange contracts	540,448	1,793,040	(67)

Foreign currency translation	47,159	365,624	31,061

Net realized and unrealized gain	52,315,190	52,981,567	34,901,491

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$55,952,977	$92,023,728	$40,662,390

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Statements of Changes in Net Assets

		Multi-Manager Global Equity Fund		Multi-Manager Non-Core Fixed Income Fund
		For the Six Months Ended April 30, 2023 (Unaudited)	For the Fiscal Year Ended October 31, 2022	For the Six Months Ended April 30, 2023 (Unaudited)	For the Fiscal Year Ended October 31, 2022

	From operations:

	Net investment income	$3,637,787	$5,150,490	$39,042,161	$65,046,134

	Net realized gain (loss)	(13,370,080)	33,072,283	(36,574,900)	(116,418,884)

	Net change in unrealized gain (loss)	65,685,270	(129,440,987)	89,556,467	(152,735,103)

	Net increase (decrease) in net assets resulting from operations	55,952,977	(91,218,214)	92,023,728	(204,107,853)

	Distributions to shareholders:

	From distributable earnings	(39,162,975)	(127,713,203)	(40,352,647)	(35,392,743)

	From return of capital	—	—	—	(30,807,327)

	Total distributions to shareholders	(39,162,975)	(127,713,203)	(40,352,647)	(66,200,070)

	From share transactions:

	Proceeds from sales of shares	207,250,000	66,510,000	197,860,000	121,791,000

	Reinvestment of distributions	39,162,975	127,713,203	40,326,787	66,188,753

	Cost of shares redeemed	(18,540,000)	(129,359,280)	(123,975,025)	(357,134,496)

	Net increase (decrease) in net assets resulting from share transactions	227,872,975	64,863,923	114,211,762	(169,154,743)

’	TOTAL INCREASE (DECREASE)	244,662,977	(154,067,494)	165,882,843	(439,462,666)

	Net assets:

	Beginning of period	372,329,980	526,397,474	985,616,367	1,425,079,033

	End of period	$616,992,957	$372,329,980	$1,151,499,210	$985,616,367

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Statements of Changes in Net Assets (continued)

	Multi-Manager Real Assets Strategy Fund
	For the Six Months Ended April 30, 2023 (Unaudited)	For the Fiscal Year Ended October 31, 2022

From operations:

Net investment income	$5,760,899	$10,153,400

Net realized gain (loss)	(7,325,735)	19,620,365

Net change in unrealized gain (loss)	42,227,226	(132,796,386)

Net increase (decrease) in net assets resulting from operations	40,662,390	(103,022,621)

Distributions to shareholders:

From distributable earnings	(25,978,821)	(37,115,315)

From share transactions:

Proceeds from sales of shares	36,575,000	97,110,000

Reinvestment of distributions	25,890,049	37,115,315

Cost of shares redeemed	(8,971,324)	(312,175,941)

Net increase (decrease) in net assets resulting from share transactions	53,493,725	(177,950,626)

TOTAL INCREASE (DECREASE)	68,177,294	(318,088,562)

Net assets:

Beginning of period	415,218,818	733,307,380

End of period	$483,396,112	$415,218,818

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS

Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Multi-Manager Global Equity Fund

	Class R6 Shares(a)

	Six Months Ended
	April 30, 2023		Year Ended October 31,
	(Unaudited)		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$9.09		$14.91	$10.64	$10.97	$10.62	$11.36

Net investment income(b)	0.06		0.13	0.14	0.14	0.19	0.15

Net realized and unrealized gain (loss)	1.02		(2.39)	4.37	0.15	0.91	(0.52)

Total from investment operations	1.08		(2.26)	4.51	0.29	1.10	(0.37)

Distributions to shareholders from net investment income	(0.31)		(0.18)	(0.09)	(0.33)	(0.19)	(0.15)

Distributions to shareholders from net realized gains	(0.44)		(3.38)	(0.15)	(0.29)	(0.56)	(0.22)

Total distributions	(0.75)		(3.56)	(0.24)	(0.62)	(0.75)	(0.37)

Net asset value, end of period	$9.42		$9.09	$14.91	$10.64	$10.97	$10.62

Total return(c)	12.49%		(19.61)%	42.93%	2.60%	11.39%	(3.43)%

Net assets, end of period (in 000s)	$616,993		$372,330	$526,397	$527,449	$462,441	$633,577

Ratio of net expenses to average net assets	0.53	%(d)	0.52%	0.51%	0.46%	0.72%	0.80%

Ratio of total expenses to average net assets	1.41	%(d)	1.48%	1.31%	1.53%	1.42%	1.39%

Ratio of net investment income to average net assets	1.43	%(d)	1.19%	1.07%	1.34%	1.81%	1.29%

Portfolio turnover rate(e)	23%		90%	83%	79%	91%	76%

(a)	Effective January 16, 2018, the Institutional Shares were redesignated as Class R6 Shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Multi-Manager Non-Core Fixed Income Fund

	Class R6 Shares(a)

	Six Months Ended
	April 30, 2023		Year Ended October 31,
	(Unaudited)		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$7.13		$8.91	$8.70	$9.06	$8.83	$9.60

Net investment income(b)	0.26		0.43	0.43	0.45	0.54	0.51

Net realized and unrealized gain (loss)	0.39		(1.77)	0.22	(0.35)	0.31	(0.77)

Total from investment operations	0.65		(1.34)	0.65	0.10	0.85	(0.26)

Distributions to shareholders from net investment income	(0.27)		(0.24)	(0.41)	(0.40)	(0.55)	(0.39)

Distributions to shareholders from return of capital	—		(0.20)	(0.03)	(0.06)	(0.07)	(0.12)

Total distributions	(0.27)		(0.44)	(0.44)	(0.46)	(0.62)	(0.51)

Net asset value, end of period	$7.51		$7.13	$8.91	$8.70	$9.06	$8.83

Total return(c)	9.16%		(15.42)%	7.47%	1.21%	9.03%	(2.84)%

Net assets, end of period (in 000s)	$1,151,499		$985,616	$1,425,079	$940,024	$820,164	$683,830

Ratio of net expenses to average net assets	0.51	%(d)	0.56%	0.55%	0.60%	0.61%	0.70%

Ratio of total expenses to average net assets	1.01	%(d)	1.02%	0.98%	1.04%	1.05%	1.08%

Ratio of net investment income to average net assets	7.01	%(d)	5.32%	4.69%	5.20%	6.01%	5.52%

Portfolio turnover rate(e)	47%		78%	96%	102%	150%	123%

(a)	Effective January 16, 2018, the Institutional Shares were redesignated as Class R6 Shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Multi-Manager Real Assets Strategy Fund

	Class R6 Shares(a)

	Six Months Ended
	April 30, 2023		Year Ended October 31,
	(Unaudited)		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$8.95		$11.76	$8.93	$10.78	$9.24	$9.66

Net investment income(b)	0.11		0.20	0.22	0.19	0.22	0.23 (c)

Net realized and unrealized gain (loss)	0.74		(2.40)	2.76	(1.51)	1.57	(0.41)

Total from investment operations	0.85		(2.20)	2.98	(1.32)	1.79	(0.18)

Distributions to shareholders from net investment income	(0.11)		(0.35)	(0.15)	(0.35)	(0.20)	(0.05)

Distributions to shareholders from net realized gains	(0.42)		(0.26)	—	(0.18)	(0.05)	(0.19)

Total distributions	(0.53)		(0.61)	(0.15)	(0.53)	(0.25)	(0.24)

Net asset value, end of period	$9.27		$8.95	$11.76	$8.93	$10.78	$9.24

Total return(d)	9.66%		(19.78)%	33.70%	(12.86)%	20.04%	(1.88)%

Net assets, end of period (in 000s)	$483,396		$415,219	$733,307	$459,950	$449,938	$387,008

Ratio of net expenses to average net assets	0.75	%(e)	0.74%	0.69%	0.77%	0.81%	0.90%

Ratio of total expenses to average net assets	1.23	%(e)	1.21%	1.16%	1.21%	1.24%	1.32%

Ratio of net investment income to average net assets	2.52	%(e)	1.87%	2.08%	2.02%	2.23%	2.37%

Portfolio turnover rate(f)	46%		104%	96%	92%	97%	86%

(a)	Effective January 16, 2018, the Institutional Shares were redesignated as Class R6 Shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.45% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Notes to Financial Statements April 30, 2023 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust II (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified

Multi-Manager Global Equity	Class R6	Diversified

Multi-Manager Non-Core Fixed Income	Class R6	Diversified

Multi-Manager Real Assets Strategy	Class R6	Diversified

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (each, an “Agreement”) with the Trust. As of April 30, 2023, GSAM had sub-advisory agreements (the “Sub-Advisory Agreements”) for the Multi-Manager Global Equity Fund with Axiom Investors LLC, Boston Partners Global Investors, Inc., Causeway Capital Management LLC, Diamond Hill Capital Management Inc., GW&K Investment Management, LLC, Massachusetts Financial Services Company, doing business as MFS Investment Management, Principal Global Investors, LLC, T. Rowe Price Associates, Inc., Vaughan Nelson Investment Management, L.P., Vulcan Value Partners, LLC, WCM Investment Management, LLC and Wellington Management Company LLP; for the Multi-Manager Non-Core Fixed Income Fund with Ares Capital Management II LLC, Aristotle Pacific Capital, LLC (formerly Pacific Asset Management LLC), Brigade Capital Management, LP, Marathon Asset Management, L.P., Nuveen Asset Management, LLC, RBC Global Asset Management (UK) Limited, doing business as RBC BlueBay Asset Management (formerly BlueBay Asset Management LLP), RBC Global Asset Management (U.S.) Inc., doing business as RBC Global Asset Management and TCW Investment Management Company LLC; and for the Multi-Manager Real Assets Strategy Fund with Cohen & Steers Capital Management, Inc., Principal Real Estate Investors, LLC, PGIM Real Estate, a business unit of PGIM, Inc., and RREEF America L.L.C. (the “Underlying Managers”). Pursuant to the terms of the Sub-Advisory Agreements, the Underlying Managers are responsible for making investment decisions and managing the investments of the Fund. GSAM compensates the Underlying Managers directly in accordance with the terms of the Sub-Advisory Agreements. The Funds are not charged any separate or additional investment advisory fees by the Underlying Managers.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations.

Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized

72

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES ( continued)

gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/ or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT. For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statements of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date.

C. Expenses — Expenses incurred directly by a Fund are charged to the Fund, and certain expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid

Multi-Manager Global Equity	Annually	Annually

Multi-Manager Non-Core Fixed Income	Daily/Monthly	Annually

Multi-Manager Real Assets Strategy	Annually	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F. Commission Recapture — GSAM, on behalf of certain Funds, may direct portfolio trades, subject to seeking best execution, to various brokers who have agreed to rebate a portion of the commissions generated. Such rebates are made directly to a Fund as cash payments and are included in net realized gain (loss) from investments on the Statements of Operations.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to

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Notes to Financial Statements (continued) April 30, 2023 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

The Multi-Manager Non-Core Fixed Income Fund may also enter into certain credit arrangements, all or a portion of which may be unfunded. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. The Fund is obligated to fund these commitments at the borrower’s discretion. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of a loan. All loans and unfunded loan commitments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. Loans, including unfunded loan commitments, are marked to market daily using pricing vendor quotations and the change in value, if any, is recorded as an unrealized gain or loss.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of April 30, 2023:

MULTI-MANAGER GLOBAL EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$295,121	$775,186	$—

Asia	5,940,917	79,923,175	103,130

Australia and Oceania	—	3,026,549	—

Europe	10,322,390	110,303,645	—

North America	343,658,263	369,142	—

South America	3,827,504	—	—

Preferred Stocks	—	769,196	—

Warrants	—	—	—

Exchange Traded Funds	1,771,122	—	—

Investment Companies	51,002,704	—	—

Total	$416,818,021	$195,166,893	$103,130

Derivative Type

Assets(b)

Forward Foreign Currency Exchange Contracts	$—	$1,457,091	$—

Futures Contracts	2,163,868	—	—

Total	$2,163,868	$1,457,091	$—

Liabilities(b)

Forward Foreign Currency Exchange Contracts	$—	$(1,501,938)	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

MULTI-MANAGER NON-CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$379,863,583	$3,016,966

Sovereign Debt Obligations	—	376,631,619	120,000

Bank Loans	—	294,264,758	7,996,538

Common Stock and/or Other Equity Investments(a)

North America	550,016	3,315,815	1,696,222

Warrants	—	73,352	272,436

Preferred Stocks	—	107	189,720

Investment Company	73,029,190	—	—

Total	$73,579,206	$1,054,149,234	$13,291,882

Liabilities

Fixed Income

Unfunded Loan Committment	$—	$(41)	$—

Derivative Type

Assets(b)

Forward Foreign Currency Exchange Contracts	$—	$1,059,887	$—

Credit Default Swap Contracts	—	183,865	—

Total	$—	$1,243,752	$—

Liabilities(b)

Forward Foreign Currency Exchange Contracts	$—	$(753,229)	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

	Bank Loans	Common Stock and Warrants	Preferred Stock	Corporate Obligation	Sovereign Debt Obligations

Beginning Balance as of November 1, 2022	$4,215,249	$1,755,065	$189,629	$ 171,048	$ —

Realized gain (loss)	903	—	—	5,319	—

Net change in unrealized gain (loss) relating to instruments still held at reporting date	120,907	235,439	91	(33,203)	(912,000)

Purchases	4,277,959	—	—	3,057,440	—

Sales	(1,331,258)	—	—	(194,000)	—

Amortization	20,137	—	—	10,362	—

Transfers into Level 3	2,207,945	578	—	—	1,032,000

Transfers out of Level 3	(1,515,304)	(22,424)	—	—	—

Ending Balance as of April 30, 2023	$7,996,538	$1,968,658	$189,720	$3,016,966	$ 120,000

Transfers of the above instruments into or out of Level 3 can be attributable to changes in the availability of valid pricing sources or in the observability of significant inputs used to measure the fair value of those instruments.

MULTI-MANAGER REAL ASSETS STRATEGY

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$—	$62,063,424	$—

Australia and Oceania	—	18,444,493	—

Europe	3,275,019	76,833,040	—

North America	305,685,780	—	—

South America	781,871	—	—

Investment Company	14,245,839	—	—

Total	$323,988,509	$157,340,957	$—

Derivative Type

Assets(b)

Futures Contracts	$272,585	$—	$—

Liabilities(b)

Forward Foreign Currency Exchange Contracts	$—	$(67)	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

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Notes to Financial Statements (continued) April 30, 2023 (Unaudited)

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of April 30, 2023. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Multi-Manager Global Equity

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	$1,457,091		Payable for unrealized loss on forward foreign currency exchange contracts	$(1,501,938)

Equity	Variation margin on futures contracts	2,163,868	(a)	—	—

Total		$3,620,959			$(1,501,938)

Multi-Manager Non-Core Fixed Income

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Credit	Variation margin on swap contracts	$183,865	(a)	—	$—

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	1,059,887		Payable for unrealized loss on forward foreign currency exchange contracts	(753,229)

Total		$1,243,752			$(753,229)

Multi-Manager Real Assets Strategy

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Equity	Variation margin on futures contracts	$272,585	(a)	—	$—

(a)

Includes unrealized gain (loss) on futures contracts and centrally cleared swaps described in the Additional Investment Information sections of the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended April 30, 2023. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Multi-Manager Global Equity

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net unrealized gain (loss) on forward foreign currency exchange contracts	$(5,229,467)	$540,448

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	(56,039)	2,119,699

Total		$(5,285,506)	$2,660,147

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4. INVESTMENTS IN DERIVATIVES ( continued)

Multi-Manager Non-Core Fixed Income

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/ Net change in unrealized gain (loss) on swap contracts	$3,053,507	$(940,213)

Currency	Net realized gain (loss) from purchased options and forward foreign currency exchange contracts/ Net change in unrealized gain (loss) on purchased options and forward foreign currency exchange contracts	2,252,114	1,793,040

Interest rate	Net realized gain (loss) from futures contracts	(571)	—

Total		$5,305,050	$852,827

Multi-Manager Real Assets Strategy

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts	$3,645	$(67)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	(1,241,973)	1,333,218

Total		$(1,238,328)	$1,333,151

For the six months ended April 30, 2023, the relevant values for each derivative type were as follows:

	Average Number of Contracts, Notional Amounts, or Shares/Units(a)

Fund	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options

Multi-Manager Global Equity	200	$212,541,364	$—	—

Multi-Manager Non-Core Fixed Income	—	129,228,612	31,056,667	9,662,000

Multi-Manager Real Assets Strategy	228	115,421	—	—

(a)

Amounts disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, swap agreements or shares/units outstanding for purchased options, based on absolute values, which is indicative of volume for this derivative type, for the months that the Fund held such derivatives during the six months ended April 30, 2023.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS ( continued)

For the six months ended April 30, 2023, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate

Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate^*

Multi-Manager Global Equity	1.03%	0.93%	0.89%	0.87%	0.84%	1.03%	0.41%

Multi-Manager Non-Core Fixed Income	0.85	0.85	0.77	0.73	0.71	0.85	0.36

Multi-Manager Real Assets Strategy	1.00	0.90	0.86	0.84	0.82	1.00	0.52

*

GSAM has agreed to waive a portion of its management fee for each Fund in order to achieve an effective net management fee rate that is equal to the actual cost of fees paid to the Fund’s Underlying Managers. These arrangements will remain in effect through at least February 28, 2024, and prior to such date GSAM may not terminate the arrangements without the approval of the Board of Trustees.

^	Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any.

The Funds invest in Institutional Shares and/or Class R6 Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest. For the six months ended April 30, 2023, GSAM waived $32,376, $59,027 and $10,533 of the Multi-Manager Global Equity, Multi-Manager Non-Core Fixed Income and Multi-Manager Real Assets Strategy Funds’ management fees, respectively.

B.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates of 0.02% of the average daily net assets of Class R6 Shares.

C.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit each Fund’s “Total Annual Operating Expenses” (excluding acquired fund fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Total Annual Operating Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Total Annual Operating Expense limitations as an annual percentage rate of average daily net assets for the Multi-Manager Global Equity Fund, Multi-Manager Non-Core Fixed Income Fund and Multi-Manager Real Assets Strategy Fund are 0.75%, 0.70%, and 0.90% respectively. In addition, GSAM has agreed to reduce or limit certain “Other Expenses” of the Multi-Manager Global Equity Fund (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.10% of its average daily net assets. The Total Annual Operating Expenses and Other Expense limitations will remain in place through at least February 28, 2024, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS ( continued)

For the six months ended April 30, 2023, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Other Expense Reimbursements	Total Expense Reductions

Multi-Manager Global Equity	$1,569,823	$649,751	$2,219,574

Multi-Manager Non-Core Fixed Income	2,801,010	—	2,801,010

Multi-Manager Real Assets Strategy	1,090,407	—	1,090,407

D.  Line of Credit Facility — As of April 30, 2023, the Funds participated in a $1,110,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended April 30, 2023, the Funds did not have any borrowings under the facility. Prior to April 19, 2023, the facility was $1,250,000,000.

E.  Other Transactions with Affiliates — For the six months ended April 30, 2023, Goldman Sachs earned $113, $294, and $1,225 in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Multi-Manager Global Equity Fund, Multi-Manager Non-Core Fixed Income Fund and Multi-Manager Real Assets Strategy Fund, respectively.

The following table provides information about the Funds’ investments in the Goldman Sachs Financial Square Government Fund as of and for the six months ended April 30, 2023:

Fund	Underlying Fund	Market Value as of October 31, 2022	Purchases at Cost	Proceeds from Sales	Market Value as of April 30, 2023	Shares as of April 30, 2023	Dividend Income

Multi-Manager Global Equity	Goldman Sachs Financial Square Government Fund - Institutional Shares	$14,902,614	$174,215,531	$(158,943,694)	$30,174,450	30,174,450	$ 521,492

	Goldman Sachs Financial Square Government Fund - R6 Shares	13,221,910	48,188,217	(40,581,873)	20,828,254	20,828,254	354,928

Multi-Manager Non-Core Fixed Income	Goldman Sachs Financial Square Government Fund - Institutional Shares	41,576,524	512,277,719	480,825,053	73,029,190	73,029,190	1,592,058

Multi-Manager Real Assets Strategy	Goldman Sachs Financial Square Government Fund — Institutional Shares	7,810,169	131,235,449	(124,799,779)	14,245,839	14,245,839	282,248

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Notes to Financial Statements (continued) April 30, 2023 (Unaudited)

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended April 30, 2023, were as follows:

Fund	Purchases Excluding Government Securities	Sales Excluding Government Securities

Multi-Manager Global Equity	$256,766,046	$107,950,089

Multi-Manager Non-Core Fixed Income	566,948,645	480,078,065

Multi-Manager Real Assets Strategy	239,636,749	202,844,243

7. TAX INFORMATION

As of the Funds’ most recent fiscal year end, October 31, 2022, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Multi-Manager Global Equity	Multi-Manager Non-Core Fixed Income	Multi-Manager Real Assets Strategy

Capital loss carryforwards:

Perpetual Short-Term	$ —	$(69,091,413)	$—

Perpetual Long-Term	—	(29,990,550)	—

Total capital loss carryforwards	—	(99,081,963)	—

Timing differences( Straddle Loss Deferral/Dividend Payable)	$(49)	$ (1,635,568)	$—

As of April 30, 2023, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Multi-Manager Global Equity	Multi-Manager Non-Core Fixed Income	Multi-Manager Real Assets Strategy

Tax Cost	$564,783,213	$1,216,656,918	$462,682,189

Gross unrealized gain	75,038,058	13,011,805	50,645,554

Gross unrealized loss	(27,733,227)	(88,648,401)	(31,998,277)

Net unrealized gain (loss) on securities	$ 47,304,831	$ (75,636,596)	$ 18,647,277

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains (losses) on regulated futures, net mark to market gains (losses) on foreign currency contracts, and differences in the tax treatment of swap transactions, material modification of debt securities, market discount accretion and premium amortization, partnership investments, and passive foreign investment company investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

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8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. Such market rates are generally the Secured Overnight Financing Rate, London Interbank Offered Rate (“LIBOR”), the Prime Rate of a designated U.S. bank, the Federal Funds Rate, or another base lending rate used by commercial lenders. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, the Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

At the end of 2021, certain LIBORs were discontinued, but the most widely used LIBORs may continue to be provided on a representative basis until June 2023. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a Fund’s investments resulting from a substitute reference rate may also adversely affect the Fund’s performance and/or NAV.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions

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Notes to Financial Statements (continued) April 30, 2023 (Unaudited)

8. OTHER RISKS (continued)

and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Industry Concentration Risk — Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject the Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. The Fund may face a heightened level of interest rate risk in connection with the type and extent of certain monetary policy changes made by the Federal Reserve, such as target interest rate changes. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

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8. OTHER RISKS (continued)

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, the Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well. Investors in loans, such as the Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Multi-Manager Approach Risk — The Funds’ performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Funds’ multi-manager approach may result in the Fund investing a significant percentage of its assets in

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Notes to Financial Statements (continued) April 30, 2023 (Unaudited)

8. OTHER RISKS (continued)

certain types of investments, which could be beneficial or detrimental to the Funds’ performance depending on the performance of those investments and the overall market environment. The Funds’ Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Funds. Because the Funds’ Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Funds, the Funds may be subject to greater counterparty risk than if they were managed directly by the Investment Adviser.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Multi-Manager Global Equity Fund

	For the Six Months Ended April 30, 2023 (Unaudited)		For the Fiscal Year Ended October 31, 2022

	Shares	Dollars	Shares	Dollars

Class R6 Shares

Shares sold	22,134,148	$207,250,000	7,042,360	$66,510,000

Reinvestment of distributions	4,380,658	39,162,975	11,242,054	127,713,203

Shares redeemed	(2,019,287)	(18,540,000)	(12,609,091)	(129,359,280)

NET INCREASE	24,495,519	$227,872,975	5,675,323	$64,863,923

	Multi-Manager Non-Core Fixed Income Fund

	For the Six Months Ended April 30, 2023 (Unaudited)		For the Fiscal Year Ended October 31, 2022

	Shares	Dollars	Shares	Dollars

Class R6 Shares

Shares sold	26,384,138	$197,860,000	15,306,628	$121,791,000

Reinvestment of distributions	5,400,003	40,326,787	8,400,275	66,188,753

Shares redeemed	(16,611,229)	(123,975,025)	(45,428,653)	(357,134,496)

NET INCREASE (DECREASE)	15,172,912	$114,211,762	(21,721,750)	$(169,154,743)

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11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Multi-Manager Real Assets Strategy Fund

	For the Six Months Ended April 30, 2023 (Unaudited)		For the Fiscal Year Ended October 31, 2022

	Shares	Dollars	Shares	Dollars

Class R6 Shares

Shares sold	3,928,484	$36,575,000	9,498,167	$97,110,000

Reinvestment of distributions	2,825,332	25,890,049	3,236,155	37,115,315

Shares redeemed	(987,552)	(8,971,324)	(28,693,770)	(312,175,941)

NET INCREASE (DECREASE)	5,766,264	$53,493,725	(15,959,448)	$(177,950,626)

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Fund Expenses — Six Month Period Ended April 30, 2023 (Unaudited)

As a shareholder of Class R6 Shares of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2022 through April 30, 2023, which represents a period of 181 days of a 365-day year. This projection assumes that annualized expense ratios were in effect during the period.

Actual Expenses —The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes —The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Multi-Manager Global Equity Fund			Multi-Manager Non-Core Fixed Income Fund			Multi-Manager Real Assets Strategy Fund
Share Class	Beginning Account Value 11/1/22	Ending Account Value 4/30/23	Expenses Paid for the 6 months ended 4/30/23*	Beginning Account Value 11/1/22	Ending Account Value 4/30/23	Expenses Paid for the 6 months ended 4/30/23	Beginning Account Value 11/1/22	Ending Account Value 4/30/23	Expenses Paid for the 6 months ended 4/30/23
Class R6
Actual	$1,000.00	$1,124.90	$2.81	$1,000.00	$1,091.60	$2.64	$1,000.00	$1,096.60	$3.91
Hypothetical 5% return	1,000.00	1,022.10+	2.68	1,000.00	1,022.30	2.55	1,000.00	1,021.10	3.77

*

Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2023. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class R6
Multi-Manager Global Equity	0.53%
Multi-Manager Non-Core Fixed Income	0.51
Multi-Manager Real Assets Strategy	0.75

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

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Liquidity Risk Management Program (Unaudited)

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 2, 2023, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”). Among other things, the annual report discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; (2) an assessment of the methodologies used to classify investments into one of four liquidity categories; (3) the impact of local holidays in non-U.S. jurisdictions; and (4) the impact of geopolitical, market and economic developments and events on liquidity and liquidity risk. The report concluded that the Program continues to be reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

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Statement Regarding Basis for Approval of Sub-Advisory Agreement (Unaudited)

Background

The Goldman Sachs Multi-Manager Non-Core Fixed Income Fund (the “Fund”) is an investment portfolio of Goldman Sachs Trust II (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Fund at regularly scheduled meetings held throughout the year. The Fund employs a “manager of managers” structure, whereby Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) is responsible for selecting sub-advisers (subject to Board approval), allocating the assets of the Fund among them, and overseeing their day-to-day management of Fund assets.

Upon the recommendation of the Investment Adviser, at a meeting held on March 15-16, 2023, the Trustees, including those Trustees who are not “interested persons” (the “Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), approved a sub-advisory agreement (the “Sub-Advisory Agreement”) between the Investment Adviser and Aristotle Pacific Capital, LLC (the “Sub-Adviser”) (formerly Pacific Asset Management LLC) on behalf of the Fund. The Sub-Advisory Agreement was being considered in connection with the acquisition of the Sub-Adviser by another entity (the “Transaction”), which was deemed to be a change of control of the Sub-Adviser and an “assignment” of the prior sub-advisory agreement between the Investment Adviser and the Sub-Adviser (the “Prior Sub-Advisory Agreement”), and resulted in the automatic termination of the Prior Sub-Advisory Agreement under the 1940 Act. In connection with their evaluation of the Sub-Advisory Agreement, the Trustees received written materials and oral presentations prepared by the Investment Adviser and the Sub-Adviser on the topics covered, and were advised by their independent legal counsel.

Nature, Extent, and Quality of the Services to be Provided Under the Sub-Advisory Agreement

In evaluating the Sub-Advisory Agreement, the Trustees present relied on the information provided by the Investment Adviser and the Sub-Adviser. The Trustees considered representations by the Investment Adviser and the Sub-Adviser that the Sub-Advisory Agreement would be substantially identical to the Prior Sub-Advisory Agreement and that the nature, extent, and quality of the services to be provided to the Fund under the Sub-Advisory Agreement would not change as a result of the Transaction. They also noted that the approval of the Sub-Advisory Agreement would ensure the uninterrupted provision of day-to-day investment management services to the Fund. The Trustees also took into account their review of relevant factors and the conclusions they made during the most recent approval of the Prior Sub-Advisory Agreement at the meeting held on November 16-17, 2021.

Costs of Services to be Provided

The Trustees reviewed the terms of the Sub-Advisory Agreement and the proposed fee schedule and noted that they would be the same as those under the Prior Sub-Advisory Agreement and that compensation to the Sub-Adviser would continue to be paid by the Investment Adviser, not by the Fund.

Conclusion

In connection with their consideration of the Sub-Advisory Agreement, the Trustees gave weight to various factors, but did not identify any particular factor as controlling their decision. After deliberation and consideration of the information provided, including the factors described above, the Trustees present, including the Independent Trustees, unanimously concluded, in the exercise of their business judgment, that the sub-advisory fees to be paid by the Investment Adviser to the Sub-Adviser were reasonable in light of the factors considered, and that the Sub-Advisory Agreement, and the terms thereof, should be approved.

92

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.41 trillion in assets under supervision as of March 31, 2023, Goldman Sachs Asset Management has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. Goldman Sachs Asset Management leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Bond Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Large Cap Core Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Mid Cap Growth Fund
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund
∎	Emerging Markets Equity Fund
∎	Emerging Markets Equity ex. China Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Clean Energy Income Fund
∎	Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Strategic Volatility Premium Fund
∎	GQG Partners International Opportunities Fund

[1]

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

[2]

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

[3]

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Cheryl K. Beebe, Chair Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282 The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed. A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available (I) without charge, upon request by calling 1-800-621-2550; and (II) on the Securities and Exchange Commission (’’SEC’’) web site at http://www.sec.gov. The Funds will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders). Goldman Sachs & Co. LLC (‘‘Goldman Sachs’’) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of the transaction(s) or matter(s) addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances. Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only. The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliatesorany third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk. Diversification does not protect an investor from market risk and does not ensure a profit. Past correlations are not indicative of future correlations, which may vary. This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider each Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about each Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling 1-800-621-2550 © 2023 Goldman Sachs. All rights reserved. 322061-OTU-1821525 SMACSAR-23

ITEM 2.	CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b) Not applicable.

(c) During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d) During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e) Not applicable.

(f) A copy of the Code of Ethics is available as provided in Item 13(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. John F. Killian is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1)	Goldman Sachs Trust II’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on November 3, 2022 for its Target Date Portfolios.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(3)	Not applicable to open-end investment companies.

(a)(4)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust II

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust II

Date:	June 29, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust II

Date:	June 29, 2023

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust II

Date:	June 29, 2023